UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2016

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT
DECEMBER 31, 2016

  AC Alternatives® Equity Market Neutral Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2016. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

A Volatile Period Defined by Populist, Anti-Globalization Political Surprises

The reporting period produced widely divergent investment results under unsettled economic and market conditions in the wake of Brexit (the U.K.’s unexpected vote to leave the European Union) and Donald Trump’s victory in the U.S. presidential election. These market-moving political events were eye-opening manifestations of populist and anti-globalization political movements influenced partly by lingering economic weakness and extreme central bank monetary stimulus since the world-wide Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from its setbacks during the first six weeks of 2016, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China appeared to stabilize, and oil prices retraced some of their losses on signs that the major oil-producing countries might be able to cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth. Risk-on sentiment prevailed for the reporting period, with stocks and other higher-risk assets outperforming government bonds. Trump’s win, his fiscal stimulus proposals, and concerns about higher inflation and interest rates weighed on high-quality government bonds.

Looking ahead, Trump’s victory unleashed potentially far-reaching ramifications that are still unfolding. What’s clear is that his policy proposals and unpredictable nature make uncertainty more certain, which could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, diversified, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2016
Top Ten Long Holdings	% of net assets
Baker Hughes, Inc.	0.75%
Aspen Insurance Holdings Ltd.	0.74%
Carlisle Cos., Inc.	0.73%
La Quinta Holdings, Inc.	0.73%
CLARCOR, Inc.	0.73%
Zebra Technologies Corp., Class A	0.73%
Reinsurance Group of America, Inc.	0.72%
VMware, Inc., Class A	0.71%
Whiting Petroleum Corp.	0.71%
TriNet Group, Inc.	0.70%

Top Ten Short Holdings	% of net assets
Kosmos Energy Ltd.	(0.79)%
CF Industries Holdings, Inc.	(0.77)%
SemGroup Corp., Class A	(0.76)%
CDW Corp.	(0.73)%
J&J Snack Foods Corp.	(0.72)%
Halliburton Co.	(0.72)%
Parsley Energy, Inc., Class A	(0.71)%
Charter Communications, Inc., Class A	(0.70)%
Marathon Petroleum Corp.	(0.70)%
US Silica Holdings, Inc.	(0.69)%

Types of Investments in Portfolio	% of net assets
Common Stocks	93.5%
Exchange-Traded Funds	0.5%
Common Stocks Sold Short	(94.4)%
Temporary Cash Investments	4.5%
Other Assets and Liabilities*	95.9%
*Amount relates primarily to deposits for securities sold short at period end.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1) 7/1/16 - 12/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,011.80	$14.76	2.91%
Institutional Class	$1,000	$1,012.50	$13.75	2.71%
A Class	$1,000	$1,011.20	$16.02	3.16%
C Class	$1,000	$1,006.00	$19.77	3.91%
R Class	$1,000	$1,008.60	$17.26	3.41%
Hypothetical
Investor Class	$1,000	$1,010.54	$14.75	2.91%
Institutional Class	$1,000	$1,011.54	$13.74	2.71%
A Class	$1,000	$1,009.28	$16.00	3.16%
C Class	$1,000	$1,005.50	$19.77	3.91%
R Class	$1,000	$1,008.02	$17.26	3.41%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 93.5%
Aerospace and Defense — 1.9%
Curtiss-Wright Corp.(1)	7,705	$757,864
Moog, Inc., Class A(2)	12,979	852,461
United Technologies Corp.	6,621	725,794
		2,336,119
Airlines — 1.5%
Hawaiian Holdings, Inc.(1)(2)	10,418	593,826
JetBlue Airways Corp.(1)(2)	27,496	616,461
United Continental Holdings, Inc.(2)	9,556	696,441
		1,906,728
Auto Components — 1.7%
LCI Industries(1)	7,796	840,019
Lear Corp.	5,994	793,426
Tenneco, Inc.(2)	6,771	422,984
		2,056,429
Banks — 1.1%
East West Bancorp, Inc.	16,646	846,116
IBERIABANK Corp.	2,674	223,948
International Bancshares Corp.	1,488	60,710
TCF Financial Corp.	15,143	296,651
		1,427,425
Beverages — 0.6%
PepsiCo, Inc.	7,703	805,965
Biotechnology — 1.4%
AbbVie, Inc.(1)	5,083	318,297
Amgen, Inc.(1)	1,966	287,449
Biogen, Inc.(2)	1,097	311,087
Celgene Corp.(1)(2)	2,475	286,481
Myriad Genetics, Inc.(2)	17,447	290,842
United Therapeutics Corp.(2)	2,155	309,092
		1,803,248
Building Products — 1.1%
Masonite International Corp.(2)	4,809	316,432
Owens Corning	13,678	705,238
Universal Forest Products, Inc.	2,249	229,803
USG Corp.(2)	3,798	109,686
		1,361,159
Capital Markets — 2.5%
Artisan Partners Asset Management, Inc., Class A(1)	25,504	758,744
Evercore Partners, Inc., Class A(1)	12,216	839,239
Federated Investors, Inc., Class B	29,773	841,981
Franklin Resources, Inc.(1)	12,625	499,698
TD Ameritrade Holding Corp.	4,309	187,872
		3,127,534
Chemicals — 4.5%
Air Products & Chemicals, Inc.(1)	5,723	823,082

6

	Shares	Value
Cabot Corp.	13,096	$661,872
Celanese Corp.(1)	8,227	647,794
Chemours Co. (The)	2,752	60,792
Eastman Chemical Co.(1)	10,492	789,103
Huntsman Corp.	28,112	536,377
Minerals Technologies, Inc.	9,793	756,509
Trinseo SA	11,470	680,171
W.R. Grace & Co.	9,559	646,571
		5,602,271
Commercial Services and Supplies — 1.5%
ABM Industries, Inc.	17,713	723,399
Herman Miller, Inc.	23,978	820,047
RR Donnelley & Sons Co.	11,106	181,250
Tetra Tech, Inc.	3,092	133,420
		1,858,116
Communications Equipment — 1.4%
Ciena Corp.(2)	34,015	830,306
F5 Networks, Inc.(2)	568	82,201
InterDigital, Inc.	9,013	823,338
		1,735,845
Construction and Engineering — 1.2%
AECOM(2)	18,137	659,461
Chicago Bridge & Iron Co. NV (New York)	24,672	783,336
		1,442,797
Construction Materials — 0.6%
Eagle Materials, Inc.(1)	6,981	687,838
Containers and Packaging — 0.9%
Berry Plastics Group, Inc.(2)	8,911	434,233
Greif, Inc., Class A	2,710	139,050
Sealed Air Corp.	11,785	534,332
		1,107,615
Diversified Consumer Services — 1.5%
DeVry Education Group, Inc.(1)	19,371	604,375
Graham Holdings Co., Class B	1,442	738,232
ServiceMaster Global Holdings, Inc.(2)	13,154	495,511
		1,838,118
Electric Utilities — 1.1%
Great Plains Energy, Inc.(1)	23,832	651,805
PPL Corp.	19,250	655,463
		1,307,268
Electrical Equipment — 1.7%
Eaton Corp. plc(1)	6,958	466,812
EnerSys	9,851	769,363
Regal Beloit Corp.	12,142	840,834
		2,077,009
Electronic Equipment, Instruments and Components — 0.9%
Belden, Inc.	3,478	260,050
Zebra Technologies Corp., Class A(2)	10,504	900,823
		1,160,873
Energy Equipment and Services — 3.2%
Baker Hughes, Inc.(1)	14,317	930,176

7

	Shares	Value
Dril-Quip, Inc.(1)(2)	13,321	$799,926
Ensco plc, Class A	79,421	771,972
FMC Technologies, Inc.(2)	18,483	656,701
Oceaneering International, Inc.	16,300	459,823
Rowan Cos. plc	17,741	335,127
		3,953,725
Equity Real Estate Investment Trusts (REITs) — 3.4%
American Tower Corp.(1)	6,320	667,898
CBL & Associates Properties, Inc.(1)	48,147	553,690
Columbia Property Trust, Inc.	10,145	219,132
DuPont Fabros Technology, Inc.	5,891	258,792
NorthStar Realty Finance Corp.	11,757	178,118
Outfront Media, Inc.	30,590	760,773
Ryman Hospitality Properties, Inc.	4,826	304,086
Select Income REIT	26,968	679,594
WP Carey, Inc.	11,053	653,122
		4,275,205
Food and Staples Retailing — 0.6%
Wal-Mart Stores, Inc.	10,695	739,238
Food Products — 2.3%
Campbell Soup Co.(1)	10,767	651,080
Fresh Del Monte Produce, Inc.	2,941	178,313
Ingredion, Inc.(1)	5,878	734,515
J.M. Smucker Co. (The)	4,850	621,091
Tyson Foods, Inc., Class A	10,123	624,387
		2,809,386
Gas Utilities — 0.6%
National Fuel Gas Co.	10,881	616,300
Southwest Gas Corp.	1,332	102,058
		718,358
Health Care Equipment and Supplies — 4.4%
Becton Dickinson and Co.(1)	3,873	641,175
Boston Scientific Corp.(2)	30,829	666,832
C.R. Bard, Inc.(1)	3,820	858,201
Danaher Corp.(1)	4,132	321,635
Hill-Rom Holdings, Inc.(1)	6,344	356,152
Hologic, Inc.(2)	20,441	820,093
LivaNova plc(2)	14,997	674,415
Medtronic plc	8,056	573,829
Zimmer Biomet Holdings, Inc.	5,476	565,123
		5,477,455
Health Care Providers and Services — 1.4%
HealthEquity, Inc.(2)	14,566	590,214
HealthSouth Corp.	2,639	108,832
Laboratory Corp. of America Holdings(2)	2,294	294,504
UnitedHealth Group, Inc.	4,611	737,945
		1,731,495
Health Care Technology — 1.1%
Allscripts Healthcare Solutions, Inc.(1)(2)	58,154	593,752
Cerner Corp.(2)	1,892	89,624

8

	Shares	Value
Medidata Solutions, Inc.(2)	13,670	$678,989
		1,362,365
Hotels, Restaurants and Leisure — 3.3%
Aramark(1)	19,011	679,073
Boyd Gaming Corp.(1)(2)	34,456	694,978
Cheesecake Factory, Inc. (The)(1)	10,992	658,201
Churchill Downs, Inc.(1)	5,574	838,608
Darden Restaurants, Inc.	3,670	266,882
La Quinta Holdings, Inc.(2)	63,648	904,438
		4,042,180
Household Durables — 0.6%
Mohawk Industries, Inc.(2)	3,709	740,613
NVR, Inc.(2)	41	68,429
		809,042
Household Products — 1.5%
Energizer Holdings, Inc.	13,741	612,986
Kimberly-Clark Corp.	5,382	614,194
Spectrum Brands Holdings, Inc.	5,398	660,337
		1,887,517
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)	58,609	681,037
Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.(1)	8,270	912,098
Insurance — 4.3%
Aflac, Inc.	10,534	733,167
Allied World Assurance Co. Holdings AG	11,054	593,710
Arch Capital Group Ltd.(2)	8,046	694,289
Aspen Insurance Holdings Ltd.	16,628	914,540
Old Republic International Corp.(1)	33,068	628,292
Reinsurance Group of America, Inc.	7,134	897,671
Selective Insurance Group, Inc.	2,477	106,635
Validus Holdings Ltd.	14,041	772,396
		5,340,700
Internet and Direct Marketing Retail — 0.9%
Amazon.com, Inc.(1)(2)	951	713,126
HSN, Inc.(1)	10,522	360,905
		1,074,031
Internet Software and Services — 1.6%
Alphabet, Inc., Class A(1)(2)	1,002	794,035
Facebook, Inc., Class A(1)(2)	5,967	686,503
VeriSign, Inc.(2)	6,973	530,436
		2,010,974
IT Services — 4.0%
Amdocs Ltd.(1)	13,841	806,238
Convergys Corp.(1)	26,357	647,328
CoreLogic, Inc.(2)	17,649	650,013
First Data Corp., Class A(2)	17,133	243,117
International Business Machines Corp.	3,647	605,366
Jack Henry & Associates, Inc.(1)	7,358	653,243
Teradata Corp.(2)	28,103	763,558

9

	Shares	Value
Xerox Corp.(1)	70,630	$616,600
		4,985,463
Leisure Products — 0.7%
Brunswick Corp.(1)	14,998	817,991
Life Sciences Tools and Services — 1.1%
Bruker Corp.	3,387	71,736
VWR Corp.(2)	25,056	627,152
Waters Corp.(2)	4,705	632,305
		1,331,193
Machinery — 3.7%
Allison Transmission Holdings, Inc.	24,412	822,440
CLARCOR, Inc.	10,933	901,644
Ingersoll-Rand plc	7,917	594,092
Oshkosh Corp.(1)	5,496	355,097
Parker-Hannifin Corp.	5,368	751,520
Timken Co. (The)	15,303	607,529
Toro Co. (The)	9,014	504,333
		4,536,655
Media — 1.7%
Cinemark Holdings, Inc.(1)	15,853	608,121
MSG Networks, Inc., Class A(1)(2)	25,576	549,884
Regal Entertainment Group, Class A	13,790	284,074
Twenty-First Century Fox, Inc., Class A	23,689	664,240
		2,106,319
Metals and Mining — 3.3%
Barrick Gold Corp.(1)	43,694	698,230
Coeur Mining, Inc.(1)(2)	64,996	590,814
Kinross Gold Corp. (New York)(2)	88,565	275,437
Nucor Corp.	11,175	665,136
Reliance Steel & Aluminum Co.	9,736	774,402
Steel Dynamics, Inc.	18,449	656,415
Worthington Industries, Inc.	8,169	387,537
		4,047,971
Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	30,193	743,955
Oil, Gas and Consumable Fuels — 5.6%
Cabot Oil & Gas Corp.	27,116	633,430
CONSOL Energy, Inc.	5,554	101,249
Encana Corp.	60,495	710,211
Gulfport Energy Corp.(2)	20,002	432,843
Kinder Morgan, Inc.	32,823	679,764
Laredo Petroleum, Inc.(2)	17,562	248,327
ONEOK, Inc.	10,681	613,196
Southwestern Energy Co.(2)	69,683	753,970
Targa Resources Corp.	14,008	785,429
Whiting Petroleum Corp.(1)(2)	73,179	879,612
Williams Cos., Inc. (The)	13,019	405,412
World Fuel Services Corp.	15,981	733,688
		6,977,131
Paper and Forest Products†
Louisiana-Pacific Corp.(2)	3,144	59,516

10

	Shares	Value
Personal Products — 0.5%
Nu Skin Enterprises, Inc., Class A	12,901	$616,410
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals plc(2)	2,781	303,213
Mallinckrodt plc(1)(2)	7,967	396,916
Merck & Co., Inc.	7,320	430,928
		1,131,057
Professional Services — 1.4%
FTI Consulting, Inc.(1)(2)	16,705	753,061
TransUnion(2)	2,894	89,512
TriNet Group, Inc.(2)	34,057	872,540
		1,715,113
Real Estate Management and Development — 0.6%
Realogy Holdings Corp.	28,434	731,607
Semiconductors and Semiconductor Equipment — 2.3%
Applied Materials, Inc.	17,041	549,913
QUALCOMM, Inc.	9,727	634,200
Skyworks Solutions, Inc.(1)	5,635	420,709
Synaptics, Inc.(2)	8,644	463,146
Teradyne, Inc.(1)	29,276	743,610
		2,811,578
Software — 3.8%
ANSYS, Inc.(1)(2)	7,335	678,414
Citrix Systems, Inc.(1)(2)	8,520	760,921
CommVault Systems, Inc.(1)(2)	5,930	304,802
MicroStrategy, Inc., Class A(2)	3,497	690,308
Nuance Communications, Inc.(2)	23,216	345,918
Red Hat, Inc.(2)	3,923	273,433
Synopsys, Inc.(2)	12,773	751,819
VMware, Inc., Class A(2)	11,259	886,421
		4,692,036
Specialty Retail — 3.9%
Aaron's, Inc.(1)	19,455	622,366
American Eagle Outfitters, Inc.	38,893	590,007
Best Buy Co., Inc.	14,100	601,647
Chico's FAS, Inc.	42,621	613,316
Foot Locker, Inc.(1)	8,973	636,096
Michaels Cos., Inc. (The)(2)	29,742	608,224
Office Depot, Inc.	26,850	121,362
Urban Outfitters, Inc.(2)	20,613	587,058
Williams-Sonoma, Inc.	10,860	525,515
		4,905,591
Technology Hardware, Storage and Peripherals — 0.4%
NetApp, Inc.(1)	15,490	546,332
Textiles, Apparel and Luxury Goods — 0.8%
Kate Spade & Co.(1)(2)	42,343	790,544
Skechers U.S.A., Inc., Class A(2)	9,257	227,537
		1,018,081

11

	Shares	Value
Thrifts and Mortgage Finance — 0.7%
Essent Group Ltd.(1)(2)	25,034	$810,351
TOTAL COMMON STOCKS (Cost $106,878,763)		116,051,513
EXCHANGE-TRADED FUNDS — 0.5%
SPDR S&P Bank ETF (Cost $639,042)	14,745	640,965
TEMPORARY CASH INVESTMENTS — 4.5%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $3,350,504), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $3,281,036)		3,281,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,367,914	2,367,914
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,648,914)		5,648,914
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 98.5% (Cost $113,166,719)		122,341,392
COMMON STOCKS SOLD SHORT — (94.4)%
Aerospace and Defense — (1.0)%
General Dynamics Corp.	(3,154)	(544,570)
TransDigm Group, Inc.	(2,697)	(671,445)
		(1,216,015)
Air Freight and Logistics — (1.4)%
CH Robinson Worldwide, Inc.	(3,455)	(253,113)
United Parcel Service, Inc., Class B	(6,130)	(702,743)
XPO Logistics, Inc.	(19,423)	(838,297)
		(1,794,153)
Airlines — (1.3)%
American Airlines Group, Inc.	(14,935)	(697,315)
Delta Air Lines, Inc.	(4,070)	(200,203)
Spirit Airlines, Inc.	(12,037)	(696,461)
		(1,593,979)
Auto Components — (0.6)%
Magna International, Inc.	(15,982)	(693,619)
Automobiles — (1.1)%
General Motors Co.	(21,733)	(757,178)
Harley-Davidson, Inc.	(9,615)	(560,939)
		(1,318,117)
Banks — (2.7)%
Bank of Hawaii Corp.	(2,066)	(183,234)
FNB Corp.	(27,699)	(444,015)
Hope Bancorp, Inc.	(7,811)	(170,983)
SVB Financial Group	(4,378)	(751,528)
Trustmark Corp.	(4,008)	(142,885)
UMB Financial Corp.	(10,753)	(829,271)
Webster Financial Corp.	(14,698)	(797,807)
		(3,319,723)
Beverages — (1.0)%
Monster Beverage Corp.	(14,796)	(656,055)
Brown-Forman Corp., Class B	(14,285)	(641,682)
		(1,297,737)

12

	Shares	Value
Biotechnology — (1.8)%
ACADIA Pharmaceuticals, Inc.	(10,938)	$(315,452)
Alnylam Pharmaceuticals, Inc.	(7,421)	(277,842)
ARIAD Pharmaceuticals, Inc.	(12,184)	(151,569)
Bluebird Bio, Inc.	(2,472)	(152,523)
Ionis Pharmaceuticals, Inc.	(6,035)	(288,654)
Neurocrine Biosciences, Inc.	(6,139)	(237,579)
Portola Pharmaceuticals, Inc.	(16,555)	(371,494)
Radius Health, Inc.	(5,173)	(196,729)
Ultragenyx Pharmaceutical, Inc.	(3,814)	(268,163)
		(2,260,005)
Capital Markets — (2.3)%
BGC Partners, Inc., Class A	(76,383)	(781,398)
BlackRock, Inc.	(1,890)	(719,221)
Charles Schwab Corp. (The)	(18,452)	(728,300)
Stifel Financial Corp.	(13,005)	(649,600)
		(2,878,519)
Chemicals — (3.2)%
Balchem Corp.	(8,939)	(750,161)
CF Industries Holdings, Inc.	(30,172)	(949,815)
LyondellBasell Industries NV, Class A	(6,594)	(565,633)
Mosaic Co. (The)	(6,156)	(180,556)
Potash Corp. of Saskatchewan, Inc.	(44,315)	(801,658)
Sensient Technologies Corp.	(2,418)	(190,006)
Westlake Chemical Corp.	(9,601)	(537,560)
		(3,975,389)
Commercial Services and Supplies — (3.0)%
Clean Harbors, Inc.	(14,541)	(809,207)
Covanta Holding Corp.	(48,265)	(752,934)
Healthcare Services Group, Inc.	(13,236)	(518,454)
KAR Auction Services, Inc.	(3,951)	(168,392)
Ritchie Bros Auctioneers, Inc.	(9,275)	(315,350)
Rollins, Inc.	(14,281)	(482,412)
Waste Connections, Inc.	(8,631)	(678,310)
		(3,725,059)
Communications Equipment — (0.9)%
EchoStar Corp., Class A	(13,149)	(675,727)
ViaSat, Inc.	(7,519)	(497,908)
		(1,173,635)
Construction and Engineering — (0.7)%
Granite Construction, Inc.	(15,409)	(847,495)
Construction Materials — (0.7)%
Martin Marietta Materials, Inc.	(3,749)	(830,516)
Consumer Finance — (0.7)%
Santander Consumer USA Holdings, Inc.	(52,134)	(703,809)
SLM Corp.	(18,715)	(206,239)
		(910,048)
Containers and Packaging — (1.6)%
AptarGroup, Inc.	(9,081)	(667,000)
Ball Corp.	(10,184)	(764,513)
Silgan Holdings, Inc.	(1,729)	(88,490)

13

	Shares	Value
Sonoco Products Co.	(8,806)	$(464,076)
		(1,984,079)
Distributors — (1.2)%
Core-Mark Holding Co., Inc.	(17,834)	(768,110)
LKQ Corp.	(22,177)	(679,725)
		(1,447,835)
Diversified Consumer Services — (1.0)%
Bright Horizons Family Solutions, Inc.	(10,457)	(732,199)
Service Corp. International/US	(16,093)	(457,041)
		(1,189,240)
Diversified Telecommunication Services — (0.5)%
Zayo Group Holdings, Inc.	(20,234)	(664,889)
Electric Utilities — (1.6)%
Alliant Energy Corp.	(8,122)	(307,742)
Eversource Energy	(6,353)	(350,876)
PNM Resources, Inc.	(22,587)	(774,734)
Southern Co. (The)	(11,161)	(549,010)
		(1,982,362)
Electrical Equipment — (0.2)%
Acuity Brands, Inc.	(722)	(166,681)
Emerson Electric Co.	(1,737)	(96,838)
		(263,519)
Electronic Equipment, Instruments and Components — (1.2)%
Avnet, Inc.	(12,870)	(612,741)
CDW Corp.	(17,390)	(905,845)
		(1,518,586)
Energy Equipment and Services — (1.8)%
Bristow Group, Inc.	(14,515)	(297,267)
Halliburton Co.	(16,548)	(895,082)
Oil States International, Inc.	(5,257)	(205,023)
US Silica Holdings, Inc.	(15,096)	(855,641)
		(2,253,013)
Equity Real Estate Investment Trusts (REITs) — (3.9)%
Acadia Realty Trust	(14,708)	(480,657)
Alexandria Real Estate Equities, Inc.	(2,857)	(317,498)
AvalonBay Communities, Inc.	(3,998)	(708,246)
DCT Industrial Trust, Inc.	(14,109)	(675,539)
Equinix, Inc.	(1,767)	(631,543)
Mack-Cali Realty Corp.	(18,381)	(533,417)
Paramount Group, Inc.	(41,111)	(657,365)
Rayonier, Inc.	(23,876)	(635,102)
Vornado Realty Trust	(1,601)	(167,096)
		(4,806,463)
Food and Staples Retailing — (1.6)%
Costco Wholesale Corp.	(4,744)	(759,562)
Kroger Co. (The)	(17,657)	(609,343)
PriceSmart, Inc.	(7,147)	(596,774)
		(1,965,679)
Food Products — (1.9)%
J&J Snack Foods Corp.	(6,727)	(897,584)
Kraft Heinz Co. (The)	(7,811)	(682,056)

14

	Shares	Value
Snyder's-Lance, Inc.	(4,381)	$(167,968)
TreeHouse Foods, Inc.	(7,821)	(564,598)
		(2,312,206)
Gas Utilities — (0.7)%
Atmos Energy Corp.	(842)	(62,435)
WGL Holdings, Inc.	(9,908)	(755,782)
		(818,217)
Health Care Equipment and Supplies — (2.9)%
Abbott Laboratories	(16,550)	(635,685)
Cantel Medical Corp.	(8,117)	(639,214)
Insulet Corp.	(16,939)	(638,262)
Nevro Corp.	(2,996)	(217,689)
NuVasive, Inc.	(11,423)	(769,453)
Stryker Corp.	(5,939)	(711,552)
		(3,611,855)
Health Care Providers and Services — (2.5)%
Acadia Healthcare Co., Inc.	(18,507)	(612,582)
Brookdale Senior Living, Inc.	(43,840)	(544,493)
Centene Corp.	(11,048)	(624,322)
LifePoint Health, Inc.	(11,664)	(662,515)
MEDNAX, Inc.	(10,377)	(691,731)
		(3,135,643)
Hotels, Restaurants and Leisure — (2.8)%
Chipotle Mexican Grill, Inc.	(1,795)	(677,289)
Jack in the Box, Inc.	(5,036)	(562,219)
Marriott International, Inc., Class A	(8,862)	(732,710)
Royal Caribbean Cruises Ltd.	(9,359)	(767,812)
Six Flags Entertainment Corp.	(11,439)	(685,883)
		(3,425,913)
Household Durables — (2.1)%
Leggett & Platt, Inc.	(3,446)	(168,441)
Newell Brands, Inc.	(11,313)	(505,125)
PulteGroup, Inc.	(43,879)	(806,496)
Toll Brothers, Inc.	(21,998)	(681,938)
TRI Pointe Group, Inc.	(34,831)	(399,860)
		(2,561,860)
Independent Power and Renewable Electricity Producers — (0.2)%
Dynegy, Inc.	(34,786)	(294,290)
Industrial Conglomerates — (0.5)%
General Electric Co.	(20,060)	(633,896)
Insurance — (3.4)%
Assurant, Inc.	(5,516)	(512,216)
Enstar Group Ltd.	(4,297)	(849,517)
Erie Indemnity Co., Class A	(4,961)	(557,864)
Kemper Corp.	(7,541)	(334,066)
MBIA, Inc.	(63,165)	(675,865)
RLI Corp.	(10,704)	(675,744)
Willis Towers Watson plc	(5,200)	(635,856)
		(4,241,128)
Internet and Direct Marketing Retail — (1.3)%
Expedia, Inc.	(6,853)	(776,308)

15

	Shares	Value
Groupon, Inc.	(148,976)	$(494,600)
Priceline Group, Inc. (The)	(243)	(356,253)
		(1,627,161)
Internet Software and Services — (0.9)%
Cimpress NV	(3,847)	(352,424)
Pandora Media, Inc.	(57,930)	(755,407)
		(1,107,831)
IT Services — (5.7)%
Black Knight Financial Services, Inc., Class A	(17,231)	(651,332)
Broadridge Financial Solutions, Inc.	(10,237)	(678,713)
Cognizant Technology Solutions Corp.	(5,977)	(334,891)
Computer Sciences Corp.	(12,741)	(757,070)
EPAM Systems, Inc.	(11,237)	(722,652)
Fidelity National Information Services, Inc.	(6,324)	(478,347)
FleetCor Technologies, Inc.	(2,840)	(401,917)
Gartner, Inc.	(1,681)	(169,899)
Genpact Ltd.	(12,472)	(303,569)
Global Payments, Inc.	(9,326)	(647,318)
Paychex, Inc.	(10,931)	(665,479)
Visa, Inc., A Shares	(9,516)	(742,438)
WEX, Inc.	(4,582)	(511,351)
		(7,064,976)
Life Sciences Tools and Services — (0.2)%
Bio-Techne Corp.	(2,992)	(307,667)
Machinery — (2.2)%
Flowserve Corp.	(15,227)	(731,658)
IDEX Corp.	(6,954)	(626,277)
PACCAR, Inc.	(10,608)	(677,851)
Trinity Industries, Inc.	(14,012)	(388,973)
Xylem, Inc.	(5,090)	(252,057)
		(2,676,816)
Marine — (0.5)%
Kirby Corp.	(9,262)	(615,923)
Media — (3.1)%
Cable One, Inc.	(757)	(470,650)
Charter Communications, Inc., Class A	(3,019)	(869,230)
Live Nation Entertainment, Inc.	(22,607)	(601,346)
Loral Space & Communications, Inc.	(13,837)	(568,009)
News Corp., Class A	(56,323)	(645,461)
Tribune Media Co.	(18,361)	(642,268)
		(3,796,964)
Metals and Mining — (1.9)%
Allegheny Technologies, Inc.	(44,100)	(702,513)
Compass Minerals International, Inc.	(10,169)	(796,741)
Freeport-McMoRan, Inc.	(12,517)	(165,099)
New Gold, Inc.	(204,118)	(714,413)
		(2,378,766)
Mortgage Real Estate Investment Trusts (REITs) — (0.3)%
Starwood Property Trust, Inc.	(18,859)	(413,955)
Multi-Utilities — (1.3)%
Dominion Resources, Inc.	(8,469)	(648,641)

16

	Shares	Value
SCANA Corp.	(7,716)	$(565,428)
Sempra Energy	(3,555)	(357,775)
		(1,571,844)
Oil, Gas and Consumable Fuels — (6.2)%
Cheniere Energy, Inc.	(17,925)	(742,633)
Hess Corp.	(10,161)	(632,929)
Kosmos Energy Ltd.	(140,382)	(984,078)
Marathon Petroleum Corp.	(17,216)	(866,825)
Murphy Oil Corp.	(19,470)	(606,101)
Parsley Energy, Inc., Class A	(25,178)	(887,273)
Phillips 66	(9,421)	(814,069)
Pioneer Natural Resources Co.	(2,666)	(480,067)
SemGroup Corp., Class A	(22,506)	(939,625)
Western Refining, Inc.	(18,472)	(699,165)
		(7,652,765)
Paper and Forest Products — (0.6)%
Domtar Corp.	(17,862)	(697,154)
Personal Products — (0.5)%
Coty, Inc., Class A	(34,863)	(638,341)
Pharmaceuticals — (1.9)%
Catalent, Inc.	(30,042)	(809,932)
Medicines Co. (The)	(23,759)	(806,380)
Nektar Therapeutics	(20,699)	(253,977)
Prestige Brands Holdings, Inc.	(10,637)	(554,188)
		(2,424,477)
Professional Services — (0.8)%
Equifax, Inc.	(5,710)	(675,093)
IHS Markit Ltd.	(9,096)	(322,090)
		(997,183)
Real Estate Management and Development — (1.7)%
Alexander & Baldwin, Inc.	(17,600)	(789,712)
Howard Hughes Corp. (The)	(5,538)	(631,886)
Kennedy-Wilson Holdings, Inc.	(34,732)	(712,006)
		(2,133,604)
Road and Rail — (1.2)%
AMERCO	(1,708)	(631,260)
Union Pacific Corp.	(2,796)	(289,889)
Werner Enterprises, Inc.	(20,568)	(554,308)
		(1,475,457)
Semiconductors and Semiconductor Equipment — (1.6)%
Cavium, Inc.	(11,629)	(726,115)
First Solar, Inc.	(20,811)	(667,825)
Micron Technology, Inc.	(29,750)	(652,120)
		(2,046,060)
Software — (2.1)%
CDK Global, Inc.	(11,146)	(665,305)
Paylocity Holding Corp.	(8,673)	(260,277)
Pegasystems, Inc.	(17,622)	(634,392)
Proofpoint, Inc.	(1,173)	(82,872)
ServiceNow, Inc.	(9,320)	(692,849)

17

	Shares	Value
Tyler Technologies, Inc.	(2,303)	$(328,799)
		(2,664,494)
Specialty Retail — (3.3)%
Advance Auto Parts, Inc.	(2,405)	(406,733)
CarMax, Inc.	(11,684)	(752,333)
Guess?, Inc.	(48,202)	(583,244)
L Brands, Inc.	(4,132)	(272,051)
Monro Muffler Brake, Inc.	(12,035)	(688,402)
TJX Cos., Inc. (The)	(8,107)	(609,079)
Tractor Supply Co.	(10,674)	(809,196)
		(4,121,038)
Technology Hardware, Storage and Peripherals — (0.6)%
Diebold Nixdorf, Inc.	(30,389)	(764,283)
Textiles, Apparel and Luxury Goods — (0.2)%
lululemon athletica, Inc.	(3,194)	(207,578)
Thrifts and Mortgage Finance — (0.6)%
TFS Financial Corp.	(39,471)	(751,528)
Trading Companies and Distributors — (0.7)%
Fastenal Co.	(17,293)	(812,425)
Water Utilities — (0.5)%
American Water Works Co., Inc.	(8,562)	(619,546)
Aqua America, Inc.	(2,190)	(65,788)
		(685,334)
Wireless Telecommunication Services — (0.5)%
Sprint Corp.	(74,335)	(625,901)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $113,694,418)		(117,204,207)
OTHER ASSETS AND LIABILITIES(3) — 95.9%		119,008,848
TOTAL NET ASSETS — 100.0%		$124,146,033

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $26,607,599.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits for securities sold short at period end.

See Notes to Financial Statements.

18

Statement of Assets and Liabilities

DECEMBER 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $113,166,719)	$122,341,392
Deposits for securities sold short	120,513,555
Receivable for capital shares sold	176,486
Dividends and interest receivable	133,257
243,164,690

Liabilities
Securities sold short, at value (proceeds of $113,694,418)	117,204,207
Disbursements in excess of demand deposit cash	52,531
Payable for capital shares redeemed	1,488,785
Accrued management fees	145,193
Distribution and service fees payable	10,081
Dividend expense payable on securities sold short	117,860
119,018,657

Net Assets	$124,146,033

Net Assets Consist of:
Capital (par value and paid-in surplus)	$125,919,911
Accumulated net investment loss	(1,369,432)
Accumulated net realized loss	(6,069,330)
Net unrealized appreciation	5,664,884
$124,146,033

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$88,218,053	7,921,013	$11.14
Institutional Class, $0.01 Par Value	$14,253,126	1,254,607	$11.36
A Class, $0.01 Par Value	$10,524,576	967,601	$10.88*
C Class, $0.01 Par Value	$7,428,520	737,456	$10.07
R Class, $0.01 Par Value	$3,721,758	350,956	$10.60
*Maximum offering price $11.54 (net asset value divided by 0.9425).

See Notes to Financial Statements.

19

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,107)	$1,232,583
Interest	20,697
1,253,280

Expenses:
Dividend expense on securities sold short	996,483
Management fees	873,799
Distribution and service fees:
A Class	13,624
C Class	36,216
R Class	9,900
Directors' fees and expenses	4,108
Other expenses	667
1,934,797

Net investment income (loss)	(681,517)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,054,061
Securities sold short transactions	(5,834,755)
219,306

Change in net unrealized appreciation (depreciation) on:
Investments	6,558,282
Securities sold short	(4,561,832)
1,996,450

Net realized and unrealized gain (loss)	2,215,756

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,534,239

See Notes to Financial Statements.

20

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED) AND YEAR ENDED JUNE 30, 2016
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$(681,517)	$(1,355,835)
Net realized gain (loss)	219,306	(3,062,961)
Change in net unrealized appreciation (depreciation)	1,996,450	2,580,216
Net increase (decrease) in net assets resulting from operations	1,534,239	(1,838,580)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,547,070	29,402,657

Net increase (decrease) in net assets	3,081,309	27,564,077

Net Assets
Beginning of period	121,064,724	93,500,647
End of period	$124,146,033	$121,064,724

Accumulated net investment loss	$(1,369,432)	$(687,915)

See Notes to Financial Statements.

21

Notes to Financial Statements

DECEMBER 31, 2016 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Equity Market Neutral Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital appreciation independent of equity market conditions.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

22

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

23

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 1.0480% to 1.2300%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2016 was 1.37% for the Investor Class, A Class, C Class and R Class and 1.17% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $155,420 and $1,250,756, respectively. The effect of interfund transactions on the Statement of Operations was $127,753 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2016 were $234,346,946 and $237,291,478, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2016		Year ended June 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	3,305,280	$36,586,924	7,699,895	$86,785,727
Redeemed	(3,096,378)	(34,411,158)	(5,139,376)	(57,746,120)
	208,902	2,175,766	2,560,519	29,039,607
Institutional Class/Shares Authorized	30,000,000		30,000,000
Sold	256,161	2,886,319	885,383	10,064,206
Redeemed	(261,006)	(2,953,745)	(467,104)	(5,329,278)
	(4,845)	(67,426)	418,279	4,734,928
A Class/Shares Authorized	20,000,000		20,000,000
Sold	128,844	1,397,350	322,144	3,551,731
Redeemed	(193,555)	(2,098,726)	(953,516)	(10,455,920)
	(64,711)	(701,376)	(631,372)	(6,904,189)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	86,523	872,000	316,151	3,245,429
Redeemed	(66,781)	(672,080)	(226,832)	(2,325,283)
	19,742	199,920	89,319	920,146
R Class/Shares Authorized	20,000,000		20,000,000
Sold	98,278	1,035,871	248,096	2,653,916
Redeemed	(103,418)	(1,095,685)	(97,099)	(1,041,751)
	(5,140)	(59,814)	150,997	1,612,165
Net increase (decrease)	153,948	$1,547,070	2,587,742	$29,402,657

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$116,051,513	—	—
Exchange-Traded Funds	640,965	—	—
Temporary Cash Investments	2,367,914	$3,281,000	—
	$119,060,392	$3,281,000	—

Liabilities
Securities Sold Short
Common Stocks	$117,204,207	—	—

7. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$113,306,314
Gross tax appreciation of investments	$12,732,210
Gross tax depreciation of investments	(3,697,132)
Net tax appreciation (depreciation) of investments	9,035,078
Net tax appreciation (depreciation) on securities sold short	(3,831,790)
Net tax appreciation (depreciation)	$5,203,288

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2016, the fund had accumulated short-term capital losses of $(5,426,764) and accumulated long-term capital losses of $(492,854), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2016, the fund had late-year ordinary loss deferrals of $(687,915), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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9. Recently Issued Accounting Guidance
In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$11.01	(0.05)	0.18	0.13	$11.14	1.18%	2.91%(4)	1.38%(4)	(0.98)%(4)	193%	$88,218
2016	$11.12	(0.14)	0.03	(0.11)	$11.01	(0.99)%	2.93%	1.40%	(1.25)%	235%	$84,899
2015	$11.24	(0.16)	0.04	(0.12)	$11.12	(1.07)%	2.91%	1.38%	(1.42)%	243%	$57,263
2014	$10.78	(0.17)	0.63	0.46	$11.24	4.27%	2.92%	1.38%	(1.56)%	226%	$50,641
2013	$10.54	(0.11)	0.35	0.24	$10.78	2.28%	3.07%	1.39%	(1.00)%	222%	$17,916
2012	$10.37	(0.22)	0.39	0.17	$10.54	1.64%	3.38%	1.40%	(2.07)%	252%	$23,019
Institutional Class
2016(3)	$11.22	(0.04)	0.18	0.14	$11.36	1.25%	2.71%(4)	1.18%(4)	(0.78)%(4)	193%	$14,253
2016	$11.30	(0.12)	0.04	(0.08)	$11.22	(0.71)%	2.73%	1.20%	(1.05)%	235%	$14,129
2015	$11.41	(0.14)	0.03	(0.11)	$11.30	(0.96)%	2.71%	1.18%	(1.22)%	243%	$9,509
2014	$10.92	(0.15)	0.64	0.49	$11.41	4.49%	2.72%	1.18%	(1.36)%	226%	$16,810
2013	$10.65	(0.08)	0.35	0.27	$10.92	2.54%	2.87%	1.19%	(0.80)%	222%	$4,491
2012	$10.46	(0.20)	0.39	0.19	$10.65	1.82%	3.18%	1.20%	(1.87)%	252%	$5,618
A Class
2016(3)	$10.76	(0.07)	0.19	0.12	$10.88	1.12%	3.16%(4)	1.63%(4)	(1.23)%(4)	193%	$10,525
2016	$10.90	(0.17)	0.03	(0.14)	$10.76	(1.28)%	3.18%	1.65%	(1.50)%	235%	$11,113
2015	$11.04	(0.19)	0.05	(0.14)	$10.90	(1.27)%	3.16%	1.63%	(1.67)%	243%	$18,129
2014	$10.62	(0.20)	0.62	0.42	$11.04	3.95%	3.17%	1.63%	(1.81)%	226%	$31,354
2013	$10.41	(0.13)	0.34	0.21	$10.62	2.02%	3.32%	1.64%	(1.25)%	222%	$17,545
2012	$10.27	(0.24)	0.38	0.14	$10.41	1.36%	3.63%	1.65%	(2.32)%	252%	$32,386

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(3)	$10.01	(0.10)	0.16	0.06	$10.07	0.60%	3.91%(4)	2.38%(4)	(1.98)%(4)	193%	$7,429
2016	$10.20	(0.23)	0.04	(0.19)	$10.01	(1.86)%	3.93%	2.40%	(2.25)%	235%	$7,182
2015	$10.42	(0.25)	0.03	(0.22)	$10.20	(2.11)%	3.91%	2.38%	(2.42)%	243%	$6,413
2014	$10.10	(0.26)	0.58	0.32	$10.42	3.17%	3.92%	2.38%	(2.56)%	226%	$5,729
2013	$9.97	(0.20)	0.33	0.13	$10.10	1.30%	4.07%	2.39%	(2.00)%	222%	$4,377
2012	$9.91	(0.31)	0.37	0.06	$9.97	0.61%	4.38%	2.40%	(3.07)%	252%	$5,815
R Class
2016(3)	$10.51	(0.08)	0.17	0.09	$10.60	0.86%	3.41%(4)	1.88%(4)	(1.48)%(4)	193%	$3,722
2016	$10.66	(0.19)	0.04	(0.15)	$10.51	(1.41)%	3.43%	1.90%	(1.75)%	235%	$3,742
2015	$10.83	(0.21)	0.04	(0.17)	$10.66	(1.57)%	3.41%	1.88%	(1.92)%	243%	$2,187
2014	$10.45	(0.22)	0.60	0.38	$10.83	3.64%	3.42%	1.88%	(2.06)%	226%	$1,718
2013	$10.26	(0.16)	0.35	0.19	$10.45	1.85%	3.57%	1.89%	(1.50)%	222%	$1,604
2012	$10.15	(0.26)	0.37	0.11	$10.26	1.08%	3.88%	1.90%	(2.57)%	252%	$1,039

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91452 1702

Semiannual Report

December 31, 2016

Core Equity Plus Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2016. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

A Volatile Period Defined by Populist, Anti-Globalization Political Surprises

The reporting period produced widely divergent investment results under unsettled economic and market conditions in the wake of Brexit (the U.K.’s unexpected vote to leave the European Union) and Donald Trump’s victory in the U.S. presidential election. These market-moving political events were eye-opening manifestations of populist and anti-globalization political movements influenced partly by lingering economic weakness and extreme central bank monetary stimulus since the world-wide Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from its setbacks during the first six weeks of 2016, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China appeared to stabilize, and oil prices retraced some of their losses on signs that the major oil-producing countries might be able to cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth. Risk-on sentiment prevailed for the reporting period, with stocks and other higher-risk assets outperforming government bonds. Trump’s win, his fiscal stimulus proposals, and concerns about higher inflation and interest rates weighed on high-quality government bonds.

Looking ahead, Trump’s victory unleashed potentially far-reaching ramifications that are still unfolding. What’s clear is that his policy proposals and unpredictable nature make uncertainty more certain, which could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, diversified, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2016
Top Ten Long Holdings	% of net assets
Apple, Inc.	3.42%
Alphabet, Inc., Class A	3.14%
Microsoft Corp.	2.92%
Amazon.com, Inc.	2.25%
Facebook, Inc., Class A	2.10%
Exxon Mobil Corp.	1.92%
AT&T, Inc.	1.88%
Intel Corp.	1.79%
Cisco Systems, Inc.	1.67%
Citigroup, Inc.	1.64%

Top Five Short Holdings	% of net assets
CF Industries Holdings, Inc.	(0.94)%
Clean Harbors, Inc.	(0.84)%
MBIA, Inc.	(0.82)%
Potash Corp. of Saskatchewan, Inc.	(0.80)%
Kirby Corp.	(0.80)%

Types of Investments in Portfolio	% of net assets
Common Stocks	127.8%
Exchange-Traded Funds	1.0%
Common Stocks Sold Short	(29.7)%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1) 7/1/16 - 12/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,086.10	$10.88	2.07%
Institutional Class	$1,000	$1,086.10	$9.83	1.87%
A Class	$1,000	$1,083.70	$12.18	2.32%
C Class	$1,000	$1,079.40	$16.09	3.07%
R Class	$1,000	$1,082.40	$13.49	2.57%
Hypothetical
Investor Class	$1,000	$1,014.77	$10.51	2.07%
Institutional Class	$1,000	$1,015.78	$9.50	1.87%
A Class	$1,000	$1,013.51	$11.77	2.32%
C Class	$1,000	$1,009.73	$15.55	3.07%
R Class	$1,000	$1,012.25	$13.04	2.57%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 127.8%
Aerospace and Defense — 3.1%
Boeing Co. (The)(1)	14,819	$2,307,022
Curtiss-Wright Corp.(1)	2,628	258,490
Moog, Inc., Class A(1)(2)	12,260	805,237
United Technologies Corp.(1)	18,674	2,047,044
		5,417,793
Airlines — 2.4%
Hawaiian Holdings, Inc.(2)	19,565	1,115,205
JetBlue Airways Corp.(1)(2)	68,435	1,534,313
United Continental Holdings, Inc.(1)(2)	19,840	1,445,939
		4,095,457
Auto Components — 1.2%
Goodyear Tire & Rubber Co. (The)	23,111	713,437
Lear Corp.(1)	9,828	1,300,932
		2,014,369
Automobiles — 1.0%
Ford Motor Co.	134,794	1,635,051
Banks — 4.2%
Bank of America Corp.(1)	31,870	704,327
BB&T Corp.(1)	9,174	431,361
Citigroup, Inc.	47,568	2,826,966
JPMorgan Chase & Co.	12,089	1,043,160
TCF Financial Corp.	74,369	1,456,889
Wells Fargo & Co.	12,697	699,732
		7,162,435
Beverages — 1.7%
Coca-Cola Co. (The)	3,117	129,231
PepsiCo, Inc.(1)	26,975	2,822,394
		2,951,625
Biotechnology — 3.9%
AbbVie, Inc.(1)	20,900	1,308,758
Amgen, Inc.(1)	9,317	1,362,239
Biogen, Inc.(1)(2)	3,325	942,903
Celgene Corp.(1)(2)	10,267	1,188,405
Gilead Sciences, Inc.(1)	16,890	1,209,493
Myriad Genetics, Inc.(2)	21,275	354,654
United Therapeutics Corp.(1)(2)	2,948	422,832
		6,789,284
Building Products — 2.4%
Masonite International Corp.(1)(2)	14,365	945,217
Owens Corning(1)	25,449	1,312,150
Universal Forest Products, Inc.(1)	3,798	388,080
USG Corp.(1)(2)	50,501	1,458,469
		4,103,916
Capital Markets — 2.4%
Eaton Vance Corp.	33,926	1,420,821

6

	Shares	Value
Evercore Partners, Inc., Class A	18,977	$1,303,720
Goldman Sachs Group, Inc. (The)(1)	2,928	701,110
TD Ameritrade Holding Corp.	14,737	642,533
		4,068,184
Chemicals — 4.9%
Air Products & Chemicals, Inc.	11,057	1,590,218
Cabot Corp.	27,082	1,368,724
Celanese Corp.(1)	11,345	893,305
Dow Chemical Co. (The)(1)	35,622	2,038,291
E.I. du Pont de Nemours & Co.(1)	6,059	444,731
Eastman Chemical Co.(1)	4,007	301,366
Huntsman Corp.	34,735	662,744
Minerals Technologies, Inc.	7,364	568,869
W.R. Grace & Co.(1)	8,459	572,167
		8,440,415
Commercial Services and Supplies — 0.9%
Herman Miller, Inc.(1)	37,339	1,276,994
Waste Management, Inc.	2,792	197,981
		1,474,975
Communications Equipment — 2.1%
Ciena Corp.(2)	27,715	676,523
Cisco Systems, Inc.(1)	94,966	2,869,872
F5 Networks, Inc.(2)	962	139,221
		3,685,616
Construction and Engineering — 1.2%
AECOM(2)	29,289	1,064,948
Chicago Bridge & Iron Co. NV (New York)	31,136	988,568
		2,053,516
Construction Materials — 0.3%
Eagle Materials, Inc.(1)	4,898	482,600
Consumer Finance — 0.6%
Synchrony Financial	26,686	967,901
Containers and Packaging — 0.9%
Berry Plastics Group, Inc.(2)	18,683	910,423
Sealed Air Corp.(1)	12,372	560,946
		1,471,369
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)(2)	8,949	1,458,508
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	76,153	3,238,787
Verizon Communications, Inc.	11,218	598,817
		3,837,604
Electric Utilities — 0.6%
Great Plains Energy, Inc.	23,835	651,887
PPL Corp.(1)	11,774	400,905
		1,052,792
Electrical Equipment — 0.2%
Regal Beloit Corp.	4,821	333,854
Electronic Equipment, Instruments and Components — 0.1%
Belden, Inc.(1)	3,204	239,563

7

	Shares	Value
Energy Equipment and Services — 3.5%
Baker Hughes, Inc.	27,559	$1,790,508
Diamond Offshore Drilling, Inc.(1)	50,546	894,664
Dril-Quip, Inc.(1)(2)	25,428	1,526,951
FMC Technologies, Inc.(1)(2)	7,475	265,587
Oceaneering International, Inc.	8,113	228,868
Rowan Cos. plc(1)	71,680	1,354,035
		6,060,613
Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.(1)	2,884	304,781
Host Hotels & Resorts, Inc.	30,942	582,947
Sunstone Hotel Investors, Inc.	38,266	583,557
WP Carey, Inc.(1)	21,388	1,263,817
		2,735,102
Food and Staples Retailing — 1.7%
CVS Health Corp.(1)	9,995	788,706
Wal-Mart Stores, Inc.(1)	31,595	2,183,846
		2,972,552
Food Products — 4.5%
Campbell Soup Co.(1)	23,015	1,391,717
Fresh Del Monte Produce, Inc.(1)	5,779	350,381
General Mills, Inc.	12,915	797,760
Hormel Foods Corp.	31,088	1,082,173
Ingredion, Inc.(1)	9,015	1,126,514
J.M. Smucker Co. (The)(1)	9,734	1,246,536
Seaboard Corp.(1)(2)	66	260,831
Tyson Foods, Inc., Class A(1)	23,188	1,430,236
		7,686,148
Gas Utilities — 0.6%
National Fuel Gas Co.	1,669	94,532
Southwest Gas Corp.	12,411	950,931
		1,045,463
Health Care Equipment and Supplies — 4.9%
Becton Dickinson and Co.(1)	5,405	894,798
Boston Scientific Corp.(1)(2)	51,203	1,107,521
C.R. Bard, Inc.(1)	7,229	1,624,067
Danaher Corp.	17,031	1,325,693
Hologic, Inc.(1)(2)	34,561	1,386,587
Medtronic plc	29,655	2,112,326
		8,450,992
Health Care Providers and Services — 2.0%
AmerisourceBergen Corp.	4,279	334,575
Express Scripts Holding Co.(2)	14,908	1,025,521
HealthSouth Corp.(1)	3,671	151,392
Laboratory Corp. of America Holdings(1)(2)	3,755	482,067
UnitedHealth Group, Inc.(1)	9,410	1,505,977
		3,499,532
Health Care Technology — 1.3%
Allscripts Healthcare Solutions, Inc.(1)(2)	44,801	457,418
Cerner Corp.(2)	19,002	900,125

8

	Shares	Value
Medidata Solutions, Inc.(1)(2)	15,929	$791,193
		2,148,736
Hotels, Restaurants and Leisure — 3.1%
Carnival Corp.(1)	29,280	1,524,317
Cheesecake Factory, Inc. (The)	1,539	92,155
Churchill Downs, Inc.(1)	8,340	1,254,753
Darden Restaurants, Inc.(1)	21,225	1,543,482
McDonald's Corp.(1)	7,115	866,038
		5,280,745
Household Products — 3.8%
Church & Dwight Co., Inc.(1)	14,806	654,277
Energizer Holdings, Inc.(1)	14,489	646,354
Kimberly-Clark Corp.	12,917	1,474,088
Procter & Gamble Co. (The)(1)	30,239	2,542,495
Spectrum Brands Holdings, Inc.(1)	10,551	1,290,704
		6,607,918
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	28,128	326,847
Industrial Conglomerates — 2.2%
3M Co.(1)	6,580	1,174,991
Carlisle Cos., Inc.(1)	13,649	1,505,348
General Electric Co.	36,129	1,141,676
		3,822,015
Insurance — 5.5%
Aflac, Inc.(1)	21,137	1,471,135
Allied World Assurance Co. Holdings AG	18,918	1,016,086
Aspen Insurance Holdings Ltd.	25,596	1,407,780
Everest Re Group Ltd.	4,036	873,390
Primerica, Inc.(1)	8,155	563,918
Prudential Financial, Inc.(1)	17,993	1,872,352
Reinsurance Group of America, Inc.(1)	11,053	1,390,799
Validus Holdings Ltd.	16,380	901,064
		9,496,524
Internet and Direct Marketing Retail — 2.3%
Amazon.com, Inc.(1)(2)	5,163	3,871,579
Internet Software and Services — 5.3%
Alphabet, Inc., Class A(1)(2)	6,808	5,395,000
Facebook, Inc., Class A(1)(2)	31,422	3,615,101
VeriSign, Inc.(2)	1,403	106,726
		9,116,827
IT Services — 3.1%
Convergys Corp.	19,619	481,842
CoreLogic, Inc.(2)	4,111	151,408
International Business Machines Corp.(1)	16,120	2,675,759
Teradata Corp.(2)	30,563	830,397
Xerox Corp.	137,456	1,199,991
		5,339,397
Leisure Products — 0.9%
Brunswick Corp.	25,036	1,365,464
Hasbro, Inc.	1,361	105,872
		1,471,336

9

	Shares	Value
Life Sciences Tools and Services — 2.1%
Bruker Corp.	51,983	$1,101,000
Thermo Fisher Scientific, Inc.(1)	12,216	1,723,677
Waters Corp.(1)(2)	6,307	847,598
		3,672,275
Machinery — 4.3%
CLARCOR, Inc.(1)	12,418	1,024,112
Cummins, Inc.(1)	4,111	561,850
Fortive Corp.	2,599	139,384
Ingersoll-Rand plc(1)	18,292	1,372,632
Oshkosh Corp.	1,650	106,607
Parker-Hannifin Corp.(1)	1,606	224,840
Snap-on, Inc.(1)	2,857	489,318
Stanley Black & Decker, Inc.(1)	14,462	1,658,647
Timken Co. (The)(1)	36,180	1,436,346
Toro Co. (The)(1)	8,242	461,140
		7,474,876
Media — 1.7%
Comcast Corp., Class A	2,326	160,610
MSG Networks, Inc., Class A(1)(2)	8,317	178,816
Omnicom Group, Inc.(1)	10,167	865,313
Regal Entertainment Group, Class A	12,211	251,547
Time Warner, Inc.	13,555	1,308,464
Twenty-First Century Fox, Inc., Class A	4,222	118,385
		2,883,135
Metals and Mining — 3.4%
Barrick Gold Corp.	76,595	1,223,988
Newmont Mining Corp.	13,771	469,178
Nucor Corp.(1)	28,594	1,701,915
Reliance Steel & Aluminum Co.(1)	9,916	788,719
Steel Dynamics, Inc.(1)	44,778	1,593,201
		5,777,001
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	7,654	230,156
Multiline Retail — 0.9%
Target Corp.(1)	21,554	1,556,845
Oil, Gas and Consumable Fuels — 6.2%
Apache Corp.(1)	23,498	1,491,418
Chevron Corp.(1)	16,728	1,968,886
Devon Energy Corp.(1)	4,618	210,904
Exxon Mobil Corp.(1)	36,558	3,299,725
Kinder Morgan, Inc.(1)	74,158	1,535,812
ONEOK, Inc.	2,016	115,739
Williams Cos., Inc. (The)	27,499	856,319
World Fuel Services Corp.(1)	27,572	1,265,830
		10,744,633
Personal Products — 0.5%
Herbalife Ltd.(2)	10,492	505,085
Nu Skin Enterprises, Inc., Class A(1)	8,328	397,912
		902,997

10

	Shares	Value
Pharmaceuticals — 4.2%
Allergan plc(1)(2)	3,339	$701,223
Jazz Pharmaceuticals plc(2)	2,460	268,214
Johnson & Johnson	13,859	1,596,695
Merck & Co., Inc.	47,941	2,822,287
Pfizer, Inc.	54,089	1,756,811
		7,145,230
Professional Services — 0.7%
FTI Consulting, Inc.(2)	27,514	1,240,331
Real Estate Management and Development — 0.2%
Realogy Holdings Corp.	14,742	379,312
Semiconductors and Semiconductor Equipment — 5.9%
Applied Materials, Inc.	59,059	1,905,834
Broadcom Ltd.	2,007	354,777
Intel Corp.(1)	85,100	3,086,577
NVIDIA Corp.(1)	2,241	239,204
QUALCOMM, Inc.(1)	35,061	2,285,977
Teradyne, Inc.	20,844	529,438
Texas Instruments, Inc.(1)	11,871	866,227
Xilinx, Inc.	13,777	831,718
		10,099,752
Software — 6.9%
Activision Blizzard, Inc.	14,560	525,762
Adobe Systems, Inc.(2)	8,267	851,088
Cadence Design Systems, Inc.(2)	37,552	947,061
Electronic Arts, Inc.(1)(2)	9,151	720,733
Microsoft Corp.(1)	80,974	5,031,724
Oracle Corp.(1)	36,797	1,414,845
Synopsys, Inc.(1)(2)	25,422	1,496,339
VMware, Inc., Class A(2)	12,158	957,199
		11,944,751
Specialty Retail — 2.5%
American Eagle Outfitters, Inc.	75,842	1,150,523
Best Buy Co., Inc.	30,025	1,281,167
Chico's FAS, Inc.	9,220	132,676
Foot Locker, Inc.(1)	20,595	1,459,980
Michaels Cos., Inc. (The)(1)(2)	13,112	268,140
		4,292,486
Technology Hardware, Storage and Peripherals — 3.7%
Apple, Inc.(1)	50,883	5,893,269
HP, Inc.	25,155	373,300
NetApp, Inc.	4,230	149,192
		6,415,761
Thrifts and Mortgage Finance — 0.9%
Essent Group Ltd.(2)	47,890	1,550,199
TOTAL COMMON STOCKS (Cost $188,647,890)		219,978,893
EXCHANGE-TRADED FUNDS — 1.0%
SPDR S&P Bank ETF (Cost $1,779,360)	40,851	1,775,793

11

	Shares	Value
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $888,563), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $866,010)		$866,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	625,471	625,471
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,491,471)		1,491,471
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.7% (Cost $191,918,721)		223,246,157
COMMON STOCKS SOLD SHORT — (29.7)%
Aerospace and Defense — (0.5)%
TransDigm Group, Inc.	(3,130)	(779,245)
Airlines — (0.7)%
Spirit Airlines, Inc.	(22,341)	(1,292,650)
Biotechnology — (1.1)%
Alnylam Pharmaceuticals, Inc.	(7,544)	(282,447)
Bluebird Bio, Inc.	(5,733)	(353,726)
Ionis Pharmaceuticals, Inc.	(8,686)	(415,451)
Neurocrine Biosciences, Inc.	(3,046)	(117,880)
Portola Pharmaceuticals, Inc.	(6,249)	(140,228)
Radius Health, Inc.	(7,216)	(274,425)
Ultragenyx Pharmaceutical, Inc.	(5,296)	(372,362)
		(1,956,519)
Capital Markets — (0.4)%
Stifel Financial Corp.	(12,185)	(608,641)
Chemicals — (2.1)%
CF Industries Holdings, Inc.	(51,238)	(1,612,972)
Mosaic Co. (The)	(19,540)	(573,108)
Potash Corp. of Saskatchewan, Inc.	(76,522)	(1,384,283)
		(3,570,363)
Commercial Services and Supplies — (2.3)%
Clean Harbors, Inc.	(26,108)	(1,452,910)
Covanta Holding Corp.	(79,032)	(1,232,899)
Waste Connections, Inc.	(17,184)	(1,350,491)
		(4,036,300)
Communications Equipment — (1.0)%
EchoStar Corp., Class A	(25,902)	(1,331,104)
ViaSat, Inc.	(5,445)	(360,568)
		(1,691,672)
Containers and Packaging — (1.0)%
AptarGroup, Inc.	(16,453)	(1,208,473)
Silgan Holdings, Inc.	(8,551)	(437,640)
		(1,646,113)
Distributors — (0.3)%
LKQ Corp.	(17,692)	(542,260)
Diversified Telecommunication Services — (0.7)%
Zayo Group Holdings, Inc.	(38,649)	(1,270,006)
Electric Utilities — (0.5)%
PNM Resources, Inc.	(26,237)	(899,929)
Equity Real Estate Investment Trusts (REITs) — (0.4)%
Paramount Group, Inc.	(41,547)	(664,336)

12

	Shares	Value
Food Products — (0.8)%
J&J Snack Foods Corp.	(10,112)	$(1,349,244)
Health Care Equipment and Supplies — (0.1)%
Cantel Medical Corp.	(3,025)	(238,219)
Health Care Providers and Services — (1.5)%
Acadia Healthcare Co., Inc.	(22,184)	(734,290)
Brookdale Senior Living, Inc.	(56,903)	(706,735)
Centene Corp.	(5,788)	(327,080)
Envision Healthcare Corp.	(2,990)	(189,237)
LifePoint Health, Inc.	(5,702)	(323,874)
MEDNAX, Inc.	(4,687)	(312,436)
		(2,593,652)
Hotels, Restaurants and Leisure — (0.3)%
Chipotle Mexican Grill, Inc.	(1,155)	(435,805)
Household Durables — (0.2)%
PulteGroup, Inc.	(14,228)	(261,511)
Independent Power and Renewable Electricity Producers — (0.1)%
Dynegy, Inc.	(29,341)	(248,225)
Insurance — (1.7)%
Assurant, Inc.	(13,622)	(1,264,939)
MBIA, Inc.	(131,996)	(1,412,357)
ProAssurance Corp.	(2,784)	(156,461)
RLI Corp.	(2,587)	(163,317)
		(2,997,074)
Internet and Direct Marketing Retail — (0.1)%
Groupon, Inc.	(35,621)	(118,262)
IT Services — (2.0)%
Broadridge Financial Solutions, Inc.	(11,856)	(786,053)
EPAM Systems, Inc.	(19,861)	(1,277,261)
Global Payments, Inc.	(16,928)	(1,174,972)
MAXIMUS, Inc.	(3,886)	(216,800)
		(3,455,086)
Machinery — (0.4)%
Flowserve Corp.	(15,696)	(754,193)
Marine — (0.8)%
Kirby Corp.	(20,762)	(1,380,673)
Media — (0.5)%
Loral Space & Communications, Inc.	(20,714)	(850,310)
Metals and Mining — (1.3)%
Allegheny Technologies, Inc.	(5,255)	(83,712)
Compass Minerals International, Inc.	(17,036)	(1,334,771)
New Gold, Inc.	(214,444)	(750,554)
		(2,169,037)
Oil, Gas and Consumable Fuels — (1.3)%
Cheniere Energy, Inc.	(18,144)	(751,706)
Kosmos Energy Ltd.	(178,670)	(1,252,476)
SemGroup Corp., Class A	(7,389)	(308,491)
		(2,312,673)
Personal Products — (0.7)%
Coty, Inc., Class A	(64,596)	(1,182,753)

13

	Shares	Value
Pharmaceuticals — (1.5)%
Catalent, Inc.	(47,079)	$(1,269,250)
Medicines Co. (The)	(29,033)	(985,380)
Nektar Therapeutics	(26,495)	(325,093)
		(2,579,723)
Professional Services — (0.1)%
Equifax, Inc.	(732)	(86,544)
Real Estate Management and Development — (1.1)%
Alexander & Baldwin, Inc.	(3,995)	(179,256)
Howard Hughes Corp. (The)	(4,253)	(485,267)
Kennedy-Wilson Holdings, Inc.	(58,036)	(1,189,738)
		(1,854,261)
Road and Rail — (0.1)%
Werner Enterprises, Inc.	(5,454)	(146,985)
Semiconductors and Semiconductor Equipment — (0.5)%
Cavium, Inc.	(13,571)	(847,373)
Software — (0.7)%
CDK Global, Inc.	(2,047)	(122,186)
ServiceNow, Inc.	(15,307)	(1,137,922)
		(1,260,108)
Specialty Retail — (2.6)%
CarMax, Inc.	(20,636)	(1,328,752)
Guess?, Inc.	(85,958)	(1,040,092)
Monro Muffler Brake, Inc.	(20,053)	(1,147,032)
Tractor Supply Co.	(12,756)	(967,032)
		(4,482,908)
Technology Hardware, Storage and Peripherals — (0.1)%
Diebold Nixdorf, Inc.	(6,597)	(165,914)
Water Utilities — (0.1)%
Aqua America, Inc.	(6,959)	(209,048)
Wireless Telecommunication Services — (0.1)%
United States Cellular Corp.	(4,232)	(185,023)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $52,058,131)		(51,122,638)
OTHER ASSETS AND LIABILITIES†		(42,336)
TOTAL NET ASSETS — 100.0%		$172,081,183

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $63,773,224.

(2)	Non-income producing.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

DECEMBER 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $191,918,721)	$223,246,157
Deposits for securities sold short	228
Receivable for capital shares sold	2,288
Dividends and interest receivable	257,370
223,506,043

Liabilities
Securities sold short, at value (proceeds of $52,058,131)	51,122,638
Disbursements in excess of demand deposit cash	28,798
Payable for capital shares redeemed	490
Accrued management fees	190,284
Distribution and service fees payable	520
Dividend expense payable on securities sold short	55,324
Fees and charges payable on borrowings for securities sold short	26,806
51,424,860

Net Assets	$172,081,183

Net Assets Consist of:
Capital (par value and paid-in surplus)	$141,735,363
Undistributed net investment income	343,639
Accumulated net realized loss	(2,260,748)
Net unrealized appreciation	32,262,929
$172,081,183

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$169,744,540	12,699,404	$13.37
Institutional Class, $0.01 Par Value	$963,490	72,049	$13.37
A Class, $0.01 Par Value	$974,445	73,088	$13.33*
C Class, $0.01 Par Value	$317,530	24,322	$13.06
R Class, $0.01 Par Value	$81,178	6,116	$13.27
*Maximum offering price $14.14 (net asset value divided by 0.9425).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,008)	$2,091,753
Interest	2,244
2,093,997

Expenses:
Dividend expense on securities sold short	438,985
Fees and charges on borrowings for securities sold short	215,574
Management fees	1,087,443
Distribution and service fees:
A Class	1,204
C Class	1,622
R Class	171
Directors' fees and expenses	5,326
Other expenses	33
1,750,358

Net investment income (loss)	343,639

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,839,502
Securities sold short transactions	2,833,457
4,672,959

Change in net unrealized appreciation (depreciation) on:
Investments	9,439,017
Securities sold short	(730,427)
8,708,590

Net realized and unrealized gain (loss)	13,381,549

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,725,188

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED) AND YEAR ENDED JUNE 30, 2016
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$343,639	$1,311,323
Net realized gain (loss)	4,672,959	(6,351,029)
Change in net unrealized appreciation (depreciation)	8,708,590	1,676,568
Net increase (decrease) in net assets resulting from operations	13,725,188	(3,363,138)

Distributions to Shareholders
From net investment income:
Investor Class	—	(1,287,596)
Institutional Class	—	(16,067)
A Class	—	(5,852)
C Class	—	(1,059)
R Class	—	(302)
From net realized gains:
Investor Class	—	(13,258,512)
Institutional Class	—	(129,583)
A Class	—	(64,406)
C Class	—	(44,210)
R Class	—	(1,535)
Decrease in net assets from distributions	—	(14,809,122)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(3,448,100)	13,089,322

Net increase (decrease) in net assets	10,277,088	(5,082,938)

Net Assets
Beginning of period	161,804,095	166,887,033
End of period	$172,081,183	$161,804,095

Undistributed net investment income	$343,639	$—

See Notes to Financial Statements.

17

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$13,725,188
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(81,835,343)
Proceeds from investments sold	83,908,371
Purchases to cover securities sold short	(31,613,769)
Proceeds from securities sold short	32,337,372
(Increase) decrease in short-term investments	290,872
(Increase) decrease in deposits for securities sold short	19,402
(Increase) decrease in dividends and interest receivable	(55,109)
Increase (decrease) in accrued management fees	19,800
Increase (decrease) in distribution and service fees payable	59
Increase (decrease) in dividend expense payable on securities sold short	20,209
Increase (decrease) in fees and charges payable on borrowings for securities sold short	(7,185)
Increase (decrease) in accrued other expenses	(1,183)
Change in net unrealized (appreciation) depreciation on investments	(9,439,017)
Net realized (gain) loss on investment transactions	(1,839,502)
Change in net unrealized (appreciation) depreciation on securities sold short	730,427
Net realized (gain) loss on securities sold short transactions	(2,833,457)
Net cash from (used in) operating activities	3,427,135

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	1,525,932
Payments for shares redeemed	(4,981,865)
Increase (decrease) in disbursements in excess of demand deposit cash	28,798
Distributions paid, net of reinvestments	—
Net cash from (used in) financing activities	(3,427,135)

Net Increase (Decrease) In Cash	—
Cash at beginning of period	—
Cash at end of period	—

See Notes to Financial Statements.

18

Notes to Financial Statements

DECEMBER 31, 2016 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Core Equity Plus Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

19

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

20

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The Statement of Cash Flows has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash from (used in) operating activities. The beginning of period and end of period cash is the amount of domestic and foreign currency included in the fund's Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits for securities sold short.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 93% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.9680% to 1.1500%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2016 was 1.29% for the Investor Class, A Class, C Class and R Class and 1.09% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

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Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $699,230 and $1,163,971, respectively. The effect of interfund transactions on the Statement of Operations was $293,329 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2016 were $113,449,112 and $115,831,748, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2016		Year ended June 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	76,008	$995,057	432,523	$5,333,145
Issued in reinvestment of distributions	—	—	1,175,741	14,493,629
Redeemed	(303,851)	(3,934,150)	(486,853)	(6,311,730)
	(227,843)	(2,939,093)	1,121,411	13,515,044
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	33,806	421,910	50,649	663,297
Issued in reinvestment of distributions	—	—	11,796	145,650
Redeemed	(73,992)	(949,318)	(84,009)	(1,105,435)
	(40,186)	(527,408)	(21,564)	(296,488)
A Class/Shares Authorized	15,000,000		15,000,000
Sold	5,449	69,791	25,629	319,890
Issued in reinvestment of distributions	—	—	5,706	70,258
Redeemed	(4,123)	(53,126)	(17,458)	(216,881)
	1,326	16,665	13,877	173,267
C Class/Shares Authorized	15,000,000		15,000,000
Sold	1,253	15,697	9,466	126,047
Issued in reinvestment of distributions	—	—	3,734	45,269
Redeemed	(2,552)	(33,274)	(41,357)	(521,268)
	(1,299)	(17,577)	(28,157)	(349,952)
R Class/Shares Authorized	15,000,000		15,000,000
Sold	1,961	25,142	3,980	48,203
Issued in reinvestment of distributions	—	—	150	1,837
Redeemed	(455)	(5,829)	(203)	(2,589)
	1,506	19,313	3,927	47,451
Net increase (decrease)	(266,496)	$(3,448,100)	1,089,494	$13,089,322

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$219,978,893	—	—
Exchange-Traded Funds	1,775,793	—	—
Temporary Cash Investments	625,471	$866,000	—
	$222,380,157	$866,000	—

Liabilities
Securities Sold Short
Common Stocks	$51,122,638	—	—

7. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

23

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$191,944,792
Gross tax appreciation of investments	$36,267,228
Gross tax depreciation of investments	(4,965,863)
Net tax appreciation (depreciation) of investments	31,301,365
Net tax appreciation (depreciation) on securities sold short	911,229
Net tax appreciation (depreciation)	$32,212,594

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2016, the fund had accumulated short-term capital losses of $(6,908,342), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$12.31	0.03	1.03	1.06	—	—	—	$13.37	8.61%	2.07%(4)	1.30%(4)	0.41%(4)	53%	$169,745
2016	$13.85	0.10	(0.40)	(0.30)	(0.10)	(1.14)	(1.24)	$12.31	(2.13)%	1.89%	1.30%	0.82%	107%	$159,174
2015	$15.12	0.12	0.59	0.71	(0.11)	(1.87)	(1.98)	$13.85	4.84%	1.73%	1.30%	0.82%	106%	$163,487
2014	$12.84	0.10	3.25	3.35	(0.11)	(0.96)	(1.07)	$15.12	26.86%	1.77%	1.30%	0.69%	104%	$148,620
2013	$10.79	0.14	2.23	2.37	(0.14)	(0.18)	(0.32)	$12.84	22.33%	1.87%	1.30%	1.15%	107%	$114,444
2012(6)	$10.00	0.03	0.76	0.79	—(5)	—	—(5)	$10.79	7.95%	2.06%(4)	1.31%(4)	0.39%(4)	105%	$84,116
Institutional Class
2016(3)	$12.31	0.04	1.02	1.06	—	—	—	$13.37	8.61%	1.87%(4)	1.10%(4)	0.61%(4)	53%	$963
2016	$13.85	0.13	(0.39)	(0.26)	(0.14)	(1.14)	(1.28)	$12.31	(1.91)%	1.69%	1.10%	1.02%	107%	$1,381
2015	$15.13	0.15	0.57	0.72	(0.13)	(1.87)	(2.00)	$13.85	5.04%	1.53%	1.10%	1.02%	106%	$1,854
2014	$12.84	0.13	3.26	3.39	(0.14)	(0.96)	(1.10)	$15.13	27.19%	1.57%	1.10%	0.89%	104%	$5,993
2013	$10.80	0.15	2.25	2.40	(0.18)	(0.18)	(0.36)	$12.84	22.45%	1.67%	1.10%	1.35%	107%	$4,427
2012(6)	$10.00	0.06	0.75	0.81	(0.01)	—	(0.01)	$10.80	8.19%	1.86%(4)	1.11%(4)	0.59%(4)	105%	$534

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$12.30	0.01	1.02	1.03	—	—	—	$13.33	8.37%	2.32%(4)	1.55%(4)	0.16%(4)	53%	$974
2016	$13.84	0.07	(0.39)	(0.32)	(0.08)	(1.14)	(1.22)	$12.30	(2.35)%	2.14%	1.55%	0.57%	107%	$882
2015	$15.12	0.08	0.58	0.66	(0.07)	(1.87)	(1.94)	$13.84	4.59%	1.98%	1.55%	0.57%	106%	$801
2014	$12.84	0.06	3.25	3.31	(0.07)	(0.96)	(1.03)	$15.12	26.55%	2.02%	1.55%	0.44%	104%	$753
2013	$10.78	0.10	2.24	2.34	(0.10)	(0.18)	(0.28)	$12.84	22.01%	2.12%	1.55%	0.90%	107%	$515
2012(6)	$10.00	0.04	0.74	0.78	—(5)	—	—(5)	$10.78	7.80%	2.31%(4)	1.56%(4)	0.14%(4)	105%	$231
C Class
2016(3)	$12.09	(0.04)	1.01	0.97	—	—	—	$13.06	7.94%	3.07%(4)	2.30%(4)	(0.59)%(4)	53%	$318
2016	$13.69	(0.02)	(0.40)	(0.42)	(0.04)	(1.14)	(1.18)	$12.09	(3.09)%	2.89%	2.30%	(0.18)%	107%	$310
2015	$15.01	(0.03)	0.58	0.55	—	(1.87)	(1.87)	$13.69	3.77%	2.73%	2.30%	(0.18)%	106%	$736
2014	$12.78	(0.05)	3.24	3.19	—	(0.96)	(0.96)	$15.01	25.66%	2.77%	2.30%	(0.31)%	104%	$768
2013	$10.73	0.01	2.22	2.23	—	(0.18)	(0.18)	$12.78	20.99%	2.87%	2.30%	0.15%	107%	$449
2012(6)	$10.00	—(5)	0.73	0.73	—	—	—	$10.73	7.30%	3.06%(4)	2.31%(4)	(0.61)%(4)	105%	$112
R Class
2016(3)	$12.26	(0.01)	1.02	1.01	—	—	—	$13.27	8.24%	2.57%(4)	1.80%(4)	(0.09)%(4)	53%	$81
2016	$13.83	0.03	(0.39)	(0.36)	(0.07)	(1.14)	(1.21)	$12.26	(2.62)%	2.39%	1.80%	0.32%	107%	$57
2015	$15.11	0.04	0.59	0.63	(0.04)	(1.87)	(1.91)	$13.83	4.28%	2.23%	1.80%	0.32%	106%	$9
2014	$12.83	0.03	3.25	3.28	(0.04)	(0.96)	(1.00)	$15.11	26.27%	2.27%	1.80%	0.19%	104%	$176
2013	$10.76	0.08	2.23	2.31	(0.06)	(0.18)	(0.24)	$12.83	21.70%	2.37%	1.80%	0.65%	107%	$137
2012(6)	$10.00	0.03	0.73	0.76	—	—	—	$10.76	7.60%	2.56%(4)	1.81%(4)	(0.11)%(4)	105%	$112

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	October 31, 2011 (fund inception) through June 30, 2012.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91459 1702

Semiannual Report

December 31, 2016

Disciplined Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2016. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

A Volatile Period Defined by Populist, Anti-Globalization Political Surprises

The reporting period produced widely divergent investment results under unsettled economic and market conditions in the wake of Brexit (the U.K.’s unexpected vote to leave the European Union) and Donald Trump’s victory in the U.S. presidential election. These market-moving political events were eye-opening manifestations of populist and anti-globalization political movements influenced partly by lingering economic weakness and extreme central bank monetary stimulus since the world-wide Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from its setbacks during the first six weeks of 2016, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China appeared to stabilize, and oil prices retraced some of their losses on signs that the major oil-producing countries might be able to cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth. Risk-on sentiment prevailed for the reporting period, with stocks and other higher-risk assets outperforming government bonds. Trump’s win, his fiscal stimulus proposals, and concerns about higher inflation and interest rates weighed on high-quality government bonds.

Looking ahead, Trump’s victory unleashed potentially far-reaching ramifications that are still unfolding. What’s clear is that his policy proposals and unpredictable nature make uncertainty more certain, which could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, diversified, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2016
Top Ten Holdings	% of net assets
Apple, Inc.	5.5%
Alphabet, Inc., Class A	5.1%
Microsoft Corp.	5.0%
Amazon.com, Inc.	3.5%
Facebook, Inc., Class A	3.2%
UnitedHealth Group, Inc.	2.2%
PepsiCo, Inc.	2.1%
International Business Machines Corp.	1.9%
Boeing Co. (The)	1.8%
AbbVie, Inc.	1.7%

Top Five Industries	% of net assets
Software	9.6%
Internet Software and Services	8.5%
Biotechnology	7.7%
Semiconductors and Semiconductor Equipment	5.6%
Technology Hardware, Storage and Peripherals	5.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	(0.9)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1) 7/1/16 - 12/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,079.60	$5.35	1.02%
Institutional Class	$1,000	$1,081.10	$4.30	0.82%
A Class	$1,000	$1,078.20	$6.65	1.27%
C Class	$1,000	$1,074.10	$10.56	2.02%
R Class	$1,000	$1,077.00	$7.96	1.52%
Hypothetical
Investor Class	$1,000	$1,020.06	$5.19	1.02%
Institutional Class	$1,000	$1,021.07	$4.18	0.82%
A Class	$1,000	$1,018.80	$6.46	1.27%
C Class	$1,000	$1,015.02	$10.26	2.02%
R Class	$1,000	$1,017.54	$7.73	1.52%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Aerospace and Defense — 2.0%
Aerojet Rocketdyne Holdings, Inc.(1)	19,317	$346,740
Boeing Co. (The)	89,274	13,898,176
Curtiss-Wright Corp.	11,971	1,177,468
		15,422,384
Airlines — 1.8%
Hawaiian Holdings, Inc.(1)	130,468	7,436,676
JetBlue Airways Corp.(1)	277,426	6,219,891
		13,656,567
Auto Components — 1.8%
LCI Industries	59,898	6,454,009
Lear Corp.	47,881	6,338,008
Stoneridge, Inc.(1)	12,085	213,784
Visteon Corp.	6,599	530,164
		13,535,965
Beverages — 2.5%
Coca-Cola Co. (The)	67,263	2,788,724
PepsiCo, Inc.	156,184	16,341,532
		19,130,256
Biotechnology — 7.7%
AbbVie, Inc.	210,281	13,167,796
Alexion Pharmaceuticals, Inc.(1)	6,243	763,831
Amgen, Inc.	81,944	11,981,032
Biogen, Inc.(1)	34,169	9,689,645
Celgene Corp.(1)	111,955	12,958,791
Gilead Sciences, Inc.	109,378	7,832,559
Incyte Corp.(1)	3,156	316,452
Vertex Pharmaceuticals, Inc.(1)	25,111	1,849,928
		58,560,034
Building Products — 0.7%
Lennox International, Inc.	23,444	3,590,917
NCI Building Systems, Inc.(1)	116,907	1,829,595
		5,420,512
Capital Markets — 0.4%
Evercore Partners, Inc., Class A	40,968	2,814,502
Chemicals — 3.1%
Air Products & Chemicals, Inc.	54,629	7,856,743
Celanese Corp.	79,331	6,246,523
Monsanto Co.	20,552	2,162,276
Trinseo SA	23,848	1,414,186
W.R. Grace & Co.	86,925	5,879,607
		23,559,335
Commercial Services and Supplies — 0.3%
Brady Corp., Class A	23,201	871,198
Knoll, Inc.	37,965	1,060,362
		1,931,560

6

	Shares	Value
Construction Materials — 0.8%
Eagle Materials, Inc.	61,044	$6,014,665
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	33,890	1,809,048
Electrical Equipment — 0.3%
EnerSys	5,795	452,590
Generac Holdings, Inc.(1)	42,492	1,731,124
		2,183,714
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	83,141	8,786,341
Food and Staples Retailing — 2.0%
CVS Health Corp.	87,668	6,917,882
Sysco Corp.	154,142	8,534,842
		15,452,724
Food Products — 4.1%
Campbell Soup Co.	119,295	7,213,769
Hershey Co. (The)	65,963	6,822,553
Hormel Foods Corp.	196,497	6,840,060
Ingredion, Inc.	26,408	3,299,944
Omega Protein Corp.(1)	14,714	368,586
Tyson Foods, Inc., Class A	108,073	6,665,942
		31,210,854
Health Care Equipment and Supplies — 4.8%
Becton Dickinson and Co.	52,130	8,630,122
Boston Scientific Corp.(1)	272,415	5,892,336
C.R. Bard, Inc.	26,948	6,054,138
Danaher Corp.	81,497	6,343,726
Hologic, Inc.(1)	75,344	3,022,801
Zimmer Biomet Holdings, Inc.	61,739	6,371,465
		36,314,588
Health Care Providers and Services — 2.2%
UnitedHealth Group, Inc.	102,774	16,447,951
Health Care Technology — 1.1%
Cerner Corp.(1)	135,497	6,418,493
Medidata Solutions, Inc.(1)	34,724	1,724,741
		8,143,234
Hotels, Restaurants and Leisure — 4.2%
Aramark	102,638	3,666,229
Cheesecake Factory, Inc. (The)	51,236	3,068,012
Churchill Downs, Inc.	30,585	4,601,513
Darden Restaurants, Inc.	104,748	7,617,275
McDonald's Corp.	17,158	2,088,472
Starbucks Corp.	203,951	11,323,359
		32,364,860
Household Products — 1.1%
Church & Dwight Co., Inc.	61,415	2,713,929
Spectrum Brands Holdings, Inc.	49,470	6,051,665
		8,765,594
Industrial Conglomerates — 1.1%
3M Co.	11,909	2,126,590
Carlisle Cos., Inc.	53,191	5,866,436

7

	Shares	Value
Honeywell International, Inc.	387	$44,834
		8,037,860
Insurance — 1.0%
Aon plc	67,794	7,561,065
Internet and Direct Marketing Retail — 4.3%
Amazon.com, Inc.(1)	35,380	26,530,401
Shutterfly, Inc.(1)	131,194	6,583,315
		33,113,716
Internet Software and Services — 8.5%
Alphabet, Inc., Class A(1)	49,206	38,993,294
Facebook, Inc., Class A(1)	212,097	24,401,760
Stamps.com, Inc.(1)	9,952	1,140,997
		64,536,051
IT Services — 4.4%
Accenture plc, Class A	14,166	1,659,263
CSG Systems International, Inc.	129,662	6,275,641
International Business Machines Corp.	87,603	14,541,222
Jack Henry & Associates, Inc.	66,804	5,930,859
Teradata Corp.(1)	29,857	811,215
Visa, Inc., Class A	60,096	4,688,690
		33,906,890
Leisure Products — 1.9%
American Outdoor Brands Corp.(1)	39,821	839,427
Brunswick Corp.	126,206	6,883,275
Hasbro, Inc.	83,065	6,461,626
MCBC Holdings, Inc.	10,793	157,362
		14,341,690
Machinery — 3.6%
Donaldson Co., Inc.	70,331	2,959,529
Illinois Tool Works, Inc.	10,531	1,289,626
Ingersoll-Rand plc	98,748	7,410,050
Snap-on, Inc.	20,948	3,587,764
Stanley Black & Decker, Inc.	39,305	4,507,890
Toro Co. (The)	116,842	6,537,310
Woodward, Inc.	21,767	1,503,011
		27,795,180
Media — 2.9%
Comcast Corp., Class A	69,890	4,825,904
Omnicom Group, Inc.	43,823	3,729,776
Twenty-First Century Fox, Inc., Class A	290,248	8,138,554
Walt Disney Co. (The)	54,770	5,708,129
		22,402,363
Metals and Mining — 0.8%
Steel Dynamics, Inc.	176,637	6,284,744
Multiline Retail — 0.7%
Target Corp.	69,634	5,029,664
Oil, Gas and Consumable Fuels — 0.6%
Williams Cos., Inc. (The)	147,517	4,593,679
Personal Products — 0.5%
Natural Health Trends Corp.	23,765	590,560

8

	Shares	Value
Nu Skin Enterprises, Inc., Class A	73,122	$3,493,769
		4,084,329
Pharmaceuticals — 3.0%
Allergan plc(1)	46,499	9,765,255
Bristol-Myers Squibb Co.	30,232	1,766,758
Eli Lilly & Co.	153,884	11,318,168
		22,850,181
Semiconductors and Semiconductor Equipment — 5.6%
Applied Materials, Inc.	246,742	7,962,364
Broadcom Ltd.	11,269	1,992,021
Intel Corp.	226,829	8,227,088
Lam Research Corp.	55,112	5,826,992
NVIDIA Corp.	7,679	819,657
QUALCOMM, Inc.	109,573	7,144,160
Texas Instruments, Inc.	145,487	10,616,186
		42,588,468
Software — 9.6%
Adobe Systems, Inc.(1)	88,245	9,084,823
Citrix Systems, Inc.(1)	54,529	4,869,985
Electronic Arts, Inc.(1)	92,013	7,246,944
Microsoft Corp.	608,113	37,788,142
Oracle Corp.	163,222	6,275,886
salesforce.com, Inc.(1)	19,063	1,305,053
Synopsys, Inc.(1)	13,354	786,016
VMware, Inc., Class A(1)	75,560	5,948,839
		73,305,688
Specialty Retail — 2.3%
Children's Place, Inc. (The)	66,875	6,751,031
Foot Locker, Inc.	47,830	3,390,669
Genesco, Inc.(1)	13,049	810,343
Home Depot, Inc. (The)	43,801	5,872,838
Urban Outfitters, Inc.(1)	17,688	503,754
		17,328,635
Technology Hardware, Storage and Peripherals — 5.5%
Apple, Inc.	364,935	42,266,772
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.(1)	61,083	1,977,257
Tobacco — 0.4%
Altria Group, Inc.	47,900	3,238,998
TOTAL COMMON STOCKS (Cost $640,217,528)		756,767,918
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $7,102,842), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $6,959,077)		6,959,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,020,837	5,020,837
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,979,837)		11,979,837
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $652,197,365)		768,747,755
OTHER ASSETS AND LIABILITIES — (0.9)%		(6,707,539)
TOTAL NET ASSETS — 100.0%		$762,040,216
9

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $652,197,365)	$768,747,755
Cash	39,499
Receivable for capital shares sold	1,302,909
Dividends and interest receivable	521,026
770,611,189

Liabilities
Payable for capital shares redeemed	7,877,019
Accrued management fees	626,269
Distribution and service fees payable	67,685
8,570,973

Net Assets	$762,040,216

Net Assets Consist of:
Capital (par value and paid-in surplus)	$666,013,830
Undistributed net investment income	1,877,551
Accumulated net realized loss	(22,401,555)
Net unrealized appreciation	116,550,390
$762,040,216

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$373,491,934	18,842,419	$19.82
Institutional Class, $0.01 Par Value	$211,418,916	10,636,205	$19.88
A Class, $0.01 Par Value	$123,743,173	6,278,542	$19.71*
C Class, $0.01 Par Value	$42,844,457	2,273,365	$18.85
R Class, $0.01 Par Value	$10,541,736	541,845	$19.46
*Maximum offering price $20.91 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$6,158,735
Interest	3,406
6,162,141

Expenses:
Management fees	3,823,068
Distribution and service fees:
A Class	163,384
C Class	222,843
R Class	31,061
Directors' fees and expenses	25,599
Other expenses	16,667
4,282,622

Net investment income (loss)	1,879,519

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	29,216,779
Futures contract transactions	721,673
29,938,452

Change in net unrealized appreciation (depreciation) on investments	33,227,515

Net realized and unrealized gain (loss)	63,165,967

Net Increase (Decrease) in Net Assets Resulting from Operations	$65,045,486

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED) AND YEAR ENDED JUNE 30, 2016
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$1,879,519	$6,167,613
Net realized gain (loss)	29,938,452	(50,302,756)
Change in net unrealized appreciation (depreciation)	33,227,515	17,824,145
Net increase (decrease) in net assets resulting from operations	65,045,486	(26,310,998)

Distributions to Shareholders
From net investment income:
Investor Class	(18,848)	(2,500,197)
Institutional Class	(251,110)	(2,715,100)
A Class	—	(741,706)
C Class	—	(100,599)
R Class	—	(56,992)
From net realized gains:
Investor Class	—	(6,223,594)
Institutional Class	—	(4,767,664)
A Class	—	(2,177,250)
C Class	—	(716,902)
R Class	—	(188,083)
Decrease in net assets from distributions	(269,958)	(20,188,087)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(183,082,269)	(185,657,854)

Net increase (decrease) in net assets	(118,306,741)	(232,156,939)

Net Assets
Beginning of period	880,346,957	1,112,503,896
End of period	$762,040,216	$880,346,957

Undistributed net investment income	$1,877,551	$267,990

See Notes to Financial Statements.

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Notes to Financial Statements

DECEMBER 31, 2016 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between

14

domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.6880% to 0.8700%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2016 was 1.01% for the Investor Class, A Class, C Class and R Class and 0.81% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $11,706,623 and $9,838,765, respectively. The effect of interfund transactions on the Statement of Operations was $671,160 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2016 were $521,209,796 and $700,765,290, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2016		Year ended June 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	1,987,465	$38,606,095	5,847,975	$107,729,732
Issued in reinvestment of distributions	908	18,291	462,419	8,480,658
Redeemed	(3,347,890)	(64,786,283)	(12,349,400)	(227,091,954)
	(1,359,517)	(26,161,897)	(6,039,006)	(110,881,564)
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	896,567	17,454,688	5,461,873	101,292,787
Issued in reinvestment of distributions	12,433	251,015	298,670	5,498,045
Redeemed	(7,574,613)	(146,809,179)	(7,838,683)	(145,312,571)
	(6,665,613)	(129,103,476)	(2,078,140)	(38,521,739)
A Class/Shares Authorized	70,000,000		70,000,000
Sold	704,265	13,675,253	1,948,114	35,961,434
Issued in reinvestment of distributions	—	—	142,543	2,603,369
Redeemed	(1,704,817)	(32,915,128)	(3,891,117)	(70,909,356)
	(1,000,552)	(19,239,875)	(1,800,460)	(32,344,553)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	105,335	1,950,623	427,817	7,581,525
Issued in reinvestment of distributions	—	—	42,542	747,140
Redeemed	(399,890)	(7,354,938)	(637,771)	(11,195,176)
	(294,555)	(5,404,315)	(167,412)	(2,866,511)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	34,409	655,363	132,560	2,411,524
Issued in reinvestment of distributions	—	—	13,566	245,075
Redeemed	(199,932)	(3,828,069)	(203,493)	(3,700,086)
	(165,523)	(3,172,706)	(57,367)	(1,043,487)
Net increase (decrease)	(9,485,760)	$(183,082,269)	(10,142,385)	$(185,657,854)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$756,767,918	—	—
Temporary Cash Investments	5,020,837	$6,959,000	—
	$761,788,755	$6,959,000	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2016, the effect of equity price risk derivative instruments on the Statement of Operations was $721,673 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$654,757,566
Gross tax appreciation of investments	$121,523,613
Gross tax depreciation of investments	(7,533,424)
Net tax appreciation (depreciation) of investments	$113,990,189

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2016, the fund had accumulated short-term capital losses of $(49,951,893), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

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10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$18.36	0.05	1.41	1.46	—(4)	—	—(4)	$19.82	7.96%	1.02%(5)	0.51%(5)	66%	$373,492
2016	$19.15	0.12	(0.53)	(0.41)	(0.12)	(0.26)	(0.38)	$18.36	(2.08)%	1.03%	0.64%	113%	$370,901
2015	$18.82	0.14	1.09	1.23	(0.11)	(0.79)	(0.90)	$19.15	6.59%	1.02%	0.75%	108%	$502,389
2014	$15.56	0.12	4.15	4.27	(0.11)	(0.90)	(1.01)	$18.82	28.05%	1.02%	0.70%	102%	$226,370
2013	$13.38	0.16	2.19	2.35	(0.17)	—	(0.17)	$15.56	17.70%	1.03%	1.07%	94%	$109,366
2012	$12.85	0.09	0.50	0.59	(0.06)	—	(0.06)	$13.38	4.68%	1.04%	0.73%	94%	$57,780
Institutional Class
2016(3)	$18.41	0.07	1.42	1.49	(0.02)	—	(0.02)	$19.88	8.11%	0.82%(5)	0.71%(5)	66%	$211,419
2016	$19.20	0.16	(0.53)	(0.37)	(0.16)	(0.26)	(0.42)	$18.41	(1.95)%	0.83%	0.84%	113%	$318,576
2015	$18.87	0.20	1.06	1.26	(0.14)	(0.79)	(0.93)	$19.20	6.84%	0.82%	0.95%	108%	$372,011
2014	$15.60	0.16	4.15	4.31	(0.14)	(0.90)	(1.04)	$18.87	28.30%	0.82%	0.90%	102%	$26,334
2013	$13.42	0.19	2.20	2.39	(0.21)	—	(0.21)	$15.60	17.99%	0.83%	1.27%	94%	$10,124
2012	$12.89	0.10	0.52	0.62	(0.09)	—	(0.09)	$13.42	4.87%	0.84%	0.93%	94%	$878
A Class
2016(3)	$18.28	0.03	1.40	1.43	—	—	—	$19.71	7.82%	1.27%(5)	0.26%(5)	66%	$123,743
2016	$19.09	0.07	(0.52)	(0.45)	(0.10)	(0.26)	(0.36)	$18.28	(2.35)%	1.28%	0.39%	113%	$133,042
2015	$18.77	0.09	1.08	1.17	(0.06)	(0.79)	(0.85)	$19.09	6.35%	1.27%	0.50%	108%	$173,300
2014	$15.52	0.08	4.13	4.21	(0.06)	(0.90)	(0.96)	$18.77	27.75%	1.27%	0.45%	102%	$95,509
2013	$13.33	0.12	2.19	2.31	(0.12)	—	(0.12)	$15.52	17.42%	1.28%	0.82%	94%	$51,897
2012	$12.80	0.07	0.49	0.56	(0.03)	—	(0.03)	$13.33	4.44%	1.29%	0.48%	94%	$15,726

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(3)	$17.54	(0.05)	1.36	1.31	—	—	—	$18.85	7.41%	2.02%(5)	(0.49)%(5)	66%	$42,844
2016	$18.41	(0.06)	(0.51)	(0.57)	(0.04)	(0.26)	(0.30)	$17.54	(3.11)%	2.03%	(0.36)%	113%	$45,050
2015	$18.21	(0.05)	1.04	0.99	—	(0.79)	(0.79)	$18.41	5.56%	2.02%	(0.25)%	108%	$50,355
2014	$15.14	(0.05)	4.02	3.97	—	(0.90)	(0.90)	$18.21	26.80%	2.02%	(0.30)%	102%	$24,646
2013	$12.99	0.01	2.14	2.15	—	—	—	$15.14	16.55%	2.03%	0.07%	94%	$9,580
2012	$12.53	(0.03)	0.49	0.46	—	—	—	$12.99	3.67%	2.04%	(0.27)%	94%	$3,389
R Class
2016(3)	$18.06	—(4)	1.40	1.40	—	—	—	$19.46	7.70%	1.52%(5)	0.01%(5)	66%	$10,542
2016	$18.89	0.03	(0.52)	(0.49)	(0.08)	(0.26)	(0.34)	$18.06	(2.60)%	1.53%	0.14%	113%	$12,778
2015	$18.60	0.04	1.06	1.10	(0.02)	(0.79)	(0.81)	$18.89	6.06%	1.52%	0.25%	108%	$14,449
2014	$15.39	0.03	4.10	4.13	(0.02)	(0.90)	(0.92)	$18.60	27.41%	1.52%	0.20%	102%	$6,611
2013	$13.20	0.09	2.17	2.26	(0.07)	—	(0.07)	$15.39	17.16%	1.53%	0.57%	94%	$5,368
2012	$12.68	0.02	0.50	0.52	—(4)	—	—(4)	$13.20	4.13%	1.54%	0.23%	94%	$897

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2016 (unaudited).

(4)	Per-share amount was less than $0.005.

(5)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91454 1702

Semiannual Report

December 31, 2016

Disciplined Growth Plus Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2016. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

A Volatile Period Defined by Populist, Anti-Globalization Political Surprises

The reporting period produced widely divergent investment results under unsettled economic and market conditions in the wake of Brexit (the U.K.’s unexpected vote to leave the European Union) and Donald Trump’s victory in the U.S. presidential election. These market-moving political events were eye-opening manifestations of populist and anti-globalization political movements influenced partly by lingering economic weakness and extreme central bank monetary stimulus since the world-wide Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from its setbacks during the first six weeks of 2016, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China appeared to stabilize, and oil prices retraced some of their losses on signs that the major oil-producing countries might be able to cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth. Risk-on sentiment prevailed for the reporting period, with stocks and other higher-risk assets outperforming government bonds. Trump’s win, his fiscal stimulus proposals, and concerns about higher inflation and interest rates weighed on high-quality government bonds.

Looking ahead, Trump’s victory unleashed potentially far-reaching ramifications that are still unfolding. What’s clear is that his policy proposals and unpredictable nature make uncertainty more certain, which could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, diversified, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2016
Top Ten Long Holdings	% of net assets
Apple, Inc.	5.87%
Alphabet, Inc., Class A	5.19%
Microsoft Corp.	3.68%
Amazon.com, Inc.	3.63%
Facebook, Inc., Class A	3.24%
UnitedHealth Group, Inc.	2.21%
PepsiCo, Inc.	2.03%
International Business Machines Corp.	1.73%
Boeing Co. (The)	1.70%
Starbucks Corp.	1.50%

Top Five Short Holdings	% of net assets
Virtusa Corp.	(0.92)%
Lumos Networks Corp.	(0.83)%
Providence Service Corp. (The)	(0.81)%
Covanta Holding Corp.	(0.80)%
Craft Brew Alliance, Inc.	(0.79)%

Types of Investments in Portfolio	% of net assets
Common Stocks	128.4%
Common Stocks Sold Short	(29.7)%
Other Assets and Liabilities	1.3%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1) 7/1/16 - 12/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,069.10	$10.48	2.01%
Institutional Class	$1,000	$1,070.00	$9.44	1.81%
A Class	$1,000	$1,068.00	$11.78	2.26%
C Class	$1,000	$1,063.70	$15.66	3.01%
R Class	$1,000	$1,066.00	$13.07	2.51%
Hypothetical
Investor Class	$1,000	$1,015.07	$10.21	2.01%
Institutional Class	$1,000	$1,016.08	$9.20	1.81%
A Class	$1,000	$1,013.81	$11.47	2.26%
C Class	$1,000	$1,010.03	$15.25	3.01%
R Class	$1,000	$1,012.55	$12.73	2.51%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 128.4%
Aerospace and Defense — 2.5%
Aerojet Rocketdyne Holdings, Inc.(1)	16,929	$303,876
Boeing Co. (The)	4,150	646,072
		949,948
Airlines — 1.3%
Hawaiian Holdings, Inc.(1)	5,456	310,992
JetBlue Airways Corp.(1)	7,588	170,123
		481,115
Auto Components — 1.8%
LCI Industries(2)	3,012	324,543
Lear Corp.	1,024	135,547
Stoneridge, Inc.(1)	12,379	218,984
		679,074
Beverages — 2.4%
Coca-Cola Co. (The)	3,635	150,707
PepsiCo, Inc.	7,365	770,600
		921,307
Biotechnology — 7.8%
AbbVie, Inc.	7,269	455,185
Alexion Pharmaceuticals, Inc.(1)(2)	1,497	183,158
Amgen, Inc.	3,276	478,984
Biogen, Inc.(1)(2)	1,081	306,550
Celgene Corp.(1)	3,534	409,061
Gilead Sciences, Inc.	5,967	427,297
Incyte Corp.(1)	1,491	149,503
Myriad Genetics, Inc.(1)	3,147	52,460
PharmAthene, Inc.(1)	28,563	92,830
Regeneron Pharmaceuticals, Inc.(1)	503	184,646
Seres Therapeutics, Inc.(1)	6,360	62,964
Vertex Pharmaceuticals, Inc.(1)	2,138	157,506
		2,960,144
Building Products — 2.6%
Advanced Drainage Systems, Inc.	5,258	108,315
Apogee Enterprises, Inc.(2)	6,695	358,584
Insteel Industries, Inc.	8,406	299,590
NCI Building Systems, Inc.(1)(2)	13,335	208,693
		975,182
Capital Markets — 1.4%
Evercore Partners, Inc., Class A(2)	4,197	288,334
Greenhill & Co., Inc.(2)	8,744	242,209
		530,543
Chemicals — 4.5%
Air Products & Chemicals, Inc.	2,579	370,912
Koppers Holdings, Inc.(1)(2)	5,994	241,558
Monsanto Co.	963	101,317
NewMarket Corp.	300	127,152

6

	Shares	Value
OMNOVA Solutions, Inc.(1)(2)	23,381	$233,810
PPG Industries, Inc.(2)	893	84,621
Rayonier Advanced Materials, Inc.	1,616	24,983
Trinseo SA	3,908	231,744
W.R. Grace & Co.(2)	4,437	300,119
		1,716,216
Commercial Services and Supplies — 2.7%
Brady Corp., Class A(2)	8,626	323,906
Interface, Inc.	11,325	210,079
Knoll, Inc.	7,442	207,855
Quad/Graphics, Inc.	10,660	286,541
		1,028,381
Communications Equipment — 1.7%
Ciena Corp.(1)	15,224	371,618
Extreme Networks, Inc.(1)	55,898	281,167
		652,785
Construction and Engineering — 0.3%
Argan, Inc.	1,769	124,803
Construction Materials — 0.8%
Eagle Materials, Inc.(2)	3,094	304,852
Containers and Packaging — 0.4%
Berry Plastics Group, Inc.(1)	3,504	170,750
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	1,840	98,219
Electric Utilities — 0.3%
Spark Energy, Inc., Class A(2)	4,334	131,320
Electrical Equipment — 0.1%
EnerSys	626	48,891
Electronic Equipment, Instruments and Components — 0.5%
Zebra Technologies Corp., Class A(1)(2)	2,176	186,614
Energy Equipment and Services — 0.2%
RigNet, Inc.(1)	2,651	61,371
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.(2)	4,271	451,359
Medical Properties Trust, Inc.	3,805	46,802
		498,161
Food and Staples Retailing — 1.6%
CVS Health Corp.(2)	3,492	275,554
Walgreens Boots Alliance, Inc.	3,929	325,164
		600,718
Food Products — 5.6%
Campbell Soup Co.(2)	5,521	333,855
Dean Foods Co.	12,654	275,604
Fresh Del Monte Produce, Inc.(2)	2,280	138,236
General Mills, Inc.	983	60,720
Hershey Co. (The)	785	81,193
Hormel Foods Corp.	9,178	319,486
Ingredion, Inc.(2)	2,384	297,905
Omega Protein Corp.(1)	12,569	314,853
Tyson Foods, Inc., Class A(2)	5,178	319,379
		2,141,231

7

	Shares	Value
Health Care Equipment and Supplies — 5.7%
Becton Dickinson and Co.(2)	2,578	$426,788
Boston Scientific Corp.(1)	16,291	352,374
C.R. Bard, Inc.(2)	1,579	354,738
Cooper Cos., Inc. (The)	144	25,190
Danaher Corp.(2)	3,855	300,073
Hologic, Inc.(1)	9,082	364,370
iRadimed Corp.(1)	2,454	27,239
Utah Medical Products, Inc.(2)	1,713	124,621
Zimmer Biomet Holdings, Inc.(2)	1,743	179,878
		2,155,271
Health Care Providers and Services — 3.9%
Aetna, Inc.	372	46,132
AmerisourceBergen Corp.	2,465	192,738
Express Scripts Holding Co.(1)	1,013	69,684
Laboratory Corp. of America Holdings(1)	848	108,866
UnitedHealth Group, Inc.(2)	5,226	836,369
WellCare Health Plans, Inc.(1)	1,631	223,578
		1,477,367
Health Care Technology — 1.6%
Cerner Corp.(1)(2)	7,022	332,632
Medidata Solutions, Inc.(1)	5,915	293,798
		626,430
Hotels, Restaurants and Leisure — 5.5%
Aramark(2)	8,456	302,049
Cheesecake Factory, Inc. (The)(2)	4,756	284,789
Churchill Downs, Inc.(2)	2,054	309,024
Darden Restaurants, Inc.	4,716	342,948
McDonald's Corp.	664	80,822
Penn National Gaming, Inc.(1)	13,590	187,406
Starbucks Corp.(2)	10,277	570,579
		2,077,617
Household Durables — 1.0%
iRobot Corp.(1)(2)	2,909	170,031
Mohawk Industries, Inc.(1)(2)	1,003	200,279
		370,310
Household Products — 2.5%
Church & Dwight Co., Inc.(2)	6,984	308,623
Kimberly-Clark Corp.(2)	2,923	333,572
Spectrum Brands Holdings, Inc.(2)	2,457	300,565
		942,760
Industrial Conglomerates — 1.5%
3M Co.(2)	1,262	225,356
Carlisle Cos., Inc.	2,718	299,768
Honeywell International, Inc.	245	28,383
		553,507
Insurance — 1.5%
Aon plc	3,464	386,340
Crawford & Co., Class B(2)	13,495	169,497
		555,837

8

	Shares	Value
Internet and Direct Marketing Retail — 4.6%
Amazon.com, Inc.(1)(2)	1,836	$1,376,761
Shutterfly, Inc.(1)	7,182	360,393
		1,737,154
Internet Software and Services — 9.7%
Alphabet, Inc., Class A(1)(2)	2,483	1,967,653
Care.com, Inc.(1)	23,765	203,666
Facebook, Inc., Class A(1)	10,674	1,228,044
GoDaddy, Inc., Class A(1)	5,977	208,896
Twitter, Inc.(1)	4,907	79,984
		3,688,243
IT Services — 6.3%
Accenture plc, Class A	2,183	255,695
Convergys Corp.	5,418	133,066
CSG Systems International, Inc.	7,659	370,696
EVERTEC, Inc.	5,092	90,383
Hackett Group, Inc. (The)	11,020	194,613
International Business Machines Corp.	3,955	656,491
Jack Henry & Associates, Inc.	377	33,470
Teradata Corp.(1)	11,911	323,622
Travelport Worldwide Ltd.	6,773	95,499
Visa, Inc., Class A	3,261	254,423
		2,407,958
Leisure Products — 2.0%
Brunswick Corp.(2)	6,430	350,692
Malibu Boats, Inc.(1)(2)	6,905	131,747
MCBC Holdings, Inc.	20,170	294,079
		776,518
Life Sciences Tools and Services — 0.8%
Bruker Corp.	2,428	51,425
Luminex Corp.(1)(2)	12,807	259,086
		310,511
Machinery — 3.8%
Donaldson Co., Inc.	4,382	184,395
Ingersoll-Rand plc(2)	4,213	316,143
Snap-on, Inc.(2)	1,558	266,839
Stanley Black & Decker, Inc.(2)	1,965	225,366
Toro Co. (The)	5,717	319,866
Wabash National Corp.(1)	7,484	118,397
		1,431,006
Media — 3.2%
Comcast Corp., Class A(2)	3,982	274,957
Omnicom Group, Inc.(2)	2,093	178,135
Regal Entertainment Group, Class A	8,067	166,180
Twenty-First Century Fox, Inc., Class A	9,667	271,063
Walt Disney Co. (The)	3,062	319,122
		1,209,457
Metals and Mining — 1.4%
Steel Dynamics, Inc.	9,076	322,924
Worthington Industries, Inc.(2)	4,076	193,365
		516,289

9

	Shares	Value
Multiline Retail — 0.8%
Target Corp.(2)	4,361	$314,995
Oil, Gas and Consumable Fuels — 1.3%
Apache Corp.	621	39,415
Cabot Oil & Gas Corp.(2)	5,441	127,102
Panhandle Oil and Gas, Inc., Class A	7,557	177,967
Williams Cos., Inc. (The)	4,854	151,153
		495,637
Personal Products — 0.4%
Herbalife Ltd.(1)	2,885	138,884
Pharmaceuticals — 4.2%
Allergan plc(1)(2)	2,225	467,272
Bristol-Myers Squibb Co.(2)	1,993	116,471
Eli Lilly & Co.	6,996	514,556
Johnson & Johnson	2,297	264,637
SciClone Pharmaceuticals, Inc.(1)(2)	20,694	223,495
		1,586,431
Professional Services — 1.6%
FTI Consulting, Inc.(1)(2)	5,030	226,752
Mistras Group, Inc.(1)(2)	13,898	356,901
TransUnion(1)	826	25,548
		609,201
Real Estate Management and Development — 0.5%
RMR Group, Inc. (The), Class A	4,875	192,562
Semiconductors and Semiconductor Equipment — 5.7%
Applied Materials, Inc.	12,030	388,208
Intel Corp.	9,781	354,757
Lam Research Corp.	2,229	235,672
NVIDIA Corp.(2)	1,957	208,890
QUALCOMM, Inc.(2)	6,101	397,785
Synaptics, Inc.(1)	994	53,259
Texas Instruments, Inc.(2)	6,653	485,469
Xilinx, Inc.	434	26,201
		2,150,241
Software — 8.3%
A10 Networks, Inc.(1)	13,168	109,426
Activision Blizzard, Inc.	2,514	90,781
Adobe Systems, Inc.(1)	3,921	403,667
Citrix Systems, Inc.(1)(2)	3,053	272,663
Electronic Arts, Inc.(1)	4,253	334,966
Manhattan Associates, Inc.(1)	1,026	54,409
Microsoft Corp.(2)	22,459	1,395,602
salesforce.com, Inc.(1)(2)	2,174	148,832
VMware, Inc., Class A(1)(2)	4,178	328,934
		3,139,280
Specialty Retail — 3.6%
Chico's FAS, Inc.(2)	14,582	209,835
Children's Place, Inc. (The)	1,019	102,868
Finish Line, Inc. (The), Class A	3,471	65,289
Foot Locker, Inc.	2,589	183,534
Genesco, Inc.(1)	537	33,348

10

	Shares	Value
Home Depot, Inc. (The)(2)	2,259	$302,887
Party City Holdco, Inc.(1)	18,049	256,296
Urban Outfitters, Inc.(1)(2)	7,803	222,229
		1,376,286
Technology Hardware, Storage and Peripherals — 5.9%
Apple, Inc.(2)	19,217	2,225,713
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.(1)	5,983	193,670
Tobacco — 0.5%
Altria Group, Inc.(2)	2,644	178,787
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.4% (Cost $41,807,959)		48,699,547
COMMON STOCKS SOLD SHORT — (29.7)%
Aerospace and Defense — (0.1)%
Aerovironment, Inc.	(1,421)	(38,126)
Air Freight and Logistics — (0.7)%
Air Transport Services Group, Inc.	(17,182)	(274,225)
Auto Components — (0.1)%
Standard Motor Products, Inc.	(365)	(19,425)
Beverages — (1.6)%
Craft Brew Alliance, Inc.	(17,726)	(299,569)
MGP Ingredients, Inc.	(5,713)	(285,536)
		(585,105)
Biotechnology — (1.3)%
ACADIA Pharmaceuticals, Inc.	(2,852)	(82,251)
Flexion Therapeutics, Inc.	(4,470)	(85,019)
Insmed, Inc.	(6,125)	(81,034)
Repligen Corp.	(2,801)	(86,327)
Rigel Pharmaceuticals, Inc.	(39,510)	(94,034)
Sage Therapeutics, Inc.	(1,364)	(69,646)
		(498,311)
Building Products — (0.5)%
Griffon Corp.	(7,419)	(194,378)
Capital Markets — (1.4)%
BGC Partners, Inc., Class A	(25,934)	(265,305)
Investment Technology Group, Inc.	(14,019)	(276,735)
		(542,040)
Chemicals — (0.5)%
Trecora Resources	(13,287)	(184,025)
Commercial Services and Supplies — (1.9)%
Clean Harbors, Inc.	(3,083)	(171,569)
Covanta Holding Corp.	(19,491)	(304,059)
KAR Auction Services, Inc.	(6,064)	(258,448)
		(734,076)
Communications Equipment — (0.2)%
ViaSat, Inc.	(1,198)	(79,332)
Construction and Engineering — (0.7)%
Great Lakes Dredge & Dock Corp.	(62,942)	(264,356)
Distributors — (0.6)%
Core-Mark Holding Co., Inc.	(5,265)	(226,764)

11

	Shares	Value
Diversified Telecommunication Services — (0.8)%
Lumos Networks Corp.	(20,100)	$(313,962)
Electronic Equipment, Instruments and Components — (0.5)%
CDW Corp.	(921)	(47,975)
Mesa Laboratories, Inc.	(1,239)	(152,087)
		(200,062)
Food and Staples Retailing — (0.1)%
Smart & Final Stores, Inc.	(2,624)	(36,998)
Food Products — (1.8)%
Farmer Brothers Co.	(7,769)	(285,122)
Inventure Foods, Inc.	(19,308)	(190,184)
J&J Snack Foods Corp.	(1,667)	(222,428)
		(697,734)
Gas Utilities — (0.4)%
Chesapeake Utilities Corp.	(2,254)	(150,905)
Health Care Equipment and Supplies — (0.6)%
AxoGen, Inc.	(2,217)	(19,953)
Insulet Corp.	(2,097)	(79,015)
Neogen Corp.	(1,174)	(77,484)
Tandem Diabetes Care, Inc.	(21,601)	(46,442)
		(222,894)
Health Care Providers and Services — (2.7)%
Acadia Healthcare Co., Inc.	(6,051)	(200,288)
Capital Senior Living Corp.	(2,071)	(33,240)
Ensign Group, Inc. (The)	(11,470)	(254,749)
Providence Service Corp. (The)	(8,047)	(306,188)
Select Medical Holdings Corp.	(16,532)	(219,049)
		(1,013,514)
Hotels, Restaurants and Leisure — (0.3)%
Lindblad Expeditions Holdings, Inc.	(12,886)	(121,773)
Household Durables — (0.9)%
Century Communities, Inc.	(3,141)	(65,961)
PulteGroup, Inc.	(14,537)	(267,190)
		(333,151)
Insurance — (0.3)%
RLI Corp.	(1,804)	(113,887)
Internet and Direct Marketing Retail — (0.2)%
Gaia, Inc.	(6,837)	(59,140)
Internet Software and Services — (0.5)%
Envestnet, Inc.	(5,642)	(198,881)
IT Services — (1.9)%
Broadridge Financial Solutions, Inc.	(970)	(64,311)
EPAM Systems, Inc.	(3,277)	(210,744)
Forrester Research, Inc.	(2,477)	(106,387)
Virtusa Corp.	(13,961)	(350,700)
		(732,142)
Machinery — (0.1)%
Omega Flex, Inc.	(545)	(30,389)
Marine — (0.7)%
Matson, Inc.	(7,543)	(266,947)

12

	Shares	Value
Metals and Mining — (0.8)%
Century Aluminum Co.	(33,288)	$(284,945)
Multiline Retail — (0.7)%
Fred's, Inc., Class A	(13,096)	(243,062)
Oil, Gas and Consumable Fuels — (0.5)%
Synergy Resources Corp.	(21,580)	(192,278)
Paper and Forest Products — (0.6)%
Boise Cascade Co.	(9,274)	(208,665)
Clearwater Paper Corp.	(368)	(24,122)
		(232,787)
Personal Products — (0.5)%
Coty, Inc., Class A	(10,362)	(189,728)
Pharmaceuticals — (1.1)%
Aerie Pharmaceuticals, Inc.	(2,320)	(87,812)
Catalent, Inc.	(2,146)	(57,856)
Medicines Co. (The)	(877)	(29,765)
Nektar Therapeutics	(10,372)	(127,265)
Paratek Pharmaceuticals, Inc.	(6,198)	(95,449)
		(398,147)
Real Estate Management and Development — (0.5)%
Kennedy-Wilson Holdings, Inc.	(8,658)	(177,489)
Semiconductors and Semiconductor Equipment — (0.7)%
Cavium, Inc.	(4,419)	(275,922)
Software — (0.7)%
CDK Global, Inc.	(469)	(27,995)
Model N, Inc.	(11,753)	(104,014)
Pegasystems, Inc.	(4,037)	(145,332)
		(277,341)
Specialty Retail — (0.8)%
Asbury Automotive Group, Inc.	(4,031)	(248,713)
Monro Muffler Brake, Inc.	(1,128)	(64,521)
		(313,234)
Water Utilities — (1.4)%
American States Water Co.	(6,291)	(286,618)
California Water Service Group	(7,229)	(245,063)
		(531,681)
TOTAL COMMON STOCKS SOLD SHORT — (29.7)% (Proceeds $11,089,637)		(11,249,156)
OTHER ASSETS AND LIABILITIES — 1.3%		474,488
TOTAL NET ASSETS — 100.0%		$37,924,879

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $14,288,055.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

DECEMBER 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $41,807,959)	$48,699,547
Receivable for investments sold	2,353,891
Receivable for capital shares sold	21,930
Dividends and interest receivable	40,386
51,115,754

Liabilities
Securities sold short, at value (proceeds of $11,089,637)	11,249,156
Disbursements in excess of demand deposit cash	318,987
Payable for investments purchased	1,462,194
Payable for capital shares redeemed	90,928
Accrued management fees	47,675
Distribution and service fees payable	3,039
Dividend expense payable on securities sold short	13,127
Fees and charges payable on borrowings for securities sold short	5,769
13,190,875

Net Assets	$37,924,879

Net Assets Consist of:
Capital (par value and paid-in surplus)	$32,900,225
Accumulated net investment loss	(46,752)
Accumulated net realized loss	(1,660,663)
Net unrealized appreciation	6,732,069
$37,924,879

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$30,338,707	1,756,011	$17.28
Institutional Class, $0.01 Par Value	$363,892	21,067	$17.27
A Class, $0.01 Par Value	$4,775,002	278,714	$17.13*
C Class, $0.01 Par Value	$2,158,494	130,680	$16.52
R Class, $0.01 Par Value	$288,784	17,031	$16.96
*Maximum offering price $18.18 (net asset value divided by 0.9425).

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$382,924
Interest	285
383,209

Expenses:
Dividend expense on securities sold short	63,474
Fees and charges on borrowings for securities sold short	52,552
Management fees	293,626
Distribution and service fees:
A Class	6,330
C Class	11,544
R Class	577
Directors' fees and expenses	1,312
Other expenses	537
429,952

Net investment income (loss)	(46,743)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	2,122,320
Securities sold short transactions	(1,207,852)
914,468

Change in net unrealized appreciation (depreciation) on:
Investments	2,615,245
Securities sold short	(715,668)
1,899,577

Net realized and unrealized gain (loss)	2,814,045

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,767,302

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED) AND YEAR ENDED JUNE 30, 2016
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$(46,743)	$32,591
Net realized gain (loss)	914,468	(2,364,687)
Change in net unrealized appreciation (depreciation)	1,899,577	872,852
Net increase (decrease) in net assets resulting from operations	2,767,302	(1,459,244)

Distributions to Shareholders
From net investment income:
Investor Class	(14,589)	(3,291)
Institutional Class	(906)	(2,704)
From net realized gains:
Investor Class	—	(681,026)
Institutional Class	—	(20,635)
A Class	—	(105,645)
C Class	—	(40,124)
R Class	—	(1,365)
Decrease in net assets from distributions	(15,495)	(854,790)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(7,862,277)	(11,086,791)

Net increase (decrease) in net assets	(5,110,470)	(13,400,825)

Net Assets
Beginning of period	43,035,349	56,436,174
End of period	$37,924,879	$43,035,349

Accumulated undistributed net investment income (loss)	$(46,752)	$15,486

See Notes to Financial Statements.

16

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$2,767,302
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(25,232,101)
Proceeds from investments sold	36,078,846
Purchases to cover securities sold short	(13,511,911)
Proceeds from securities sold short	10,715,525
(Increase) decrease in short-term investments	383,684
(Increase) decrease in deposits for securities sold short	123,784
(Increase) decrease in receivable for investments sold	(2,120,095)
(Increase) decrease in dividends and interest receivable	(9,351)
Increase (decrease) in payable for investments purchased	1,165,638
Increase (decrease) in accrued management fees	(3,629)
Increase (decrease) in distribution and service fees payable	(119)
Increase (decrease) in dividend expense payable on securities sold short	4,761
Increase (decrease) in fees and charges payable on borrowings for securities sold short	(5,331)
Increase (decrease) in accrued other expenses	(2,936)
Change in net unrealized (appreciation) depreciation on investments	(2,615,245)
Net realized (gain) loss on investment transactions	(2,122,320)
Change in net unrealized (appreciation) depreciation on securities sold short	715,668
Net realized (gain) loss on securities sold short transactions	1,207,852
Net cash from (used in) operating activities	7,540,022

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	2,756,252
Payments for shares redeemed	(10,614,978)
Increase (decrease) in disbursements in excess of demand deposit cash	318,987
Distributions paid, net of reinvestments	(283)
Net cash from (used in) financing activities	(7,540,022)

Net Increase (Decrease) In Cash	—
Cash at beginning of period	—
Cash at end of period	—

Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consist of all reinvestment of distributions of $15,212.

See Notes to Financial Statements.

17

Notes to Financial Statements

DECEMBER 31, 2016 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Plus Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of

18

Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

19

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Statement of Cash Flows — The Statement of Cash Flows has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash from (used in) operating activities. The beginning of period and end of period cash is the amount of domestic and foreign currency included in the fund's Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits for securities sold short.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 1.1180% to 1.3000%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2016 was 1.44% for the Investor Class, A Class, C Class and R Class and 1.24% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $286,207 and $64,759, respectively. The effect of interfund transactions on the Statement of Operations was $6,962 in net realized gain (loss) on investment transactions.

20

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2016 were $38,744,012 and $46,794,342, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2016		Year ended June 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	132,832	$2,266,758	886,708	$14,447,579
Issued in reinvestment of distributions	817	14,306	41,064	671,496
Redeemed	(535,604)	(9,060,696)	(1,647,058)	(26,354,358)
	(401,955)	(6,779,632)	(719,286)	(11,235,283)
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	1,128	19,038	33,169	551,402
Issued in reinvestment of distributions	52	906	1,422	23,339
Redeemed	(6)	(103)	(76,229)	(1,229,122)
	1,174	19,841	(41,638)	(654,381)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	19,095	325,321	186,896	3,040,819
Issued in reinvestment of distributions	—	—	6,501	105,645
Redeemed	(72,833)	(1,222,952)	(227,670)	(3,576,611)
	(53,738)	(897,631)	(34,273)	(430,147)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	3,200	52,019	86,120	1,367,239
Issued in reinvestment of distributions	—	—	2,541	40,124
Redeemed	(22,272)	(361,835)	(19,616)	(302,299)
	(19,072)	(309,816)	69,045	1,105,064
R Class/Shares Authorized	15,000,000		15,000,000
Sold	6,774	112,856	8,067	128,194
Issued in reinvestment of distributions	—	—	85	1,365
Redeemed	(469)	(7,895)	(99)	(1,603)
	6,305	104,961	8,053	127,956
Net increase (decrease)	(467,286)	$(7,862,277)	(718,099)	$(11,086,791)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

21

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$48,699,547	—	—

Liabilities
Securities Sold Short
Common Stocks	$11,249,156	—	—

7. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$41,847,221
Gross tax appreciation of investments	$7,625,581
Gross tax depreciation of investments	(773,255)
Net tax appreciation (depreciation) of investments	6,852,326
Net tax appreciation (depreciation) on securities sold short	(166,334)
Net tax appreciation (depreciation)	$6,685,992

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2016, the fund had accumulated short-term capital losses of $(2,505,530), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

22

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

10. Corporate Event

The fund will be renamed AC Alternatives® Disciplined Long Short Fund effective April 10, 2017.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$16.17	(0.01)	1.13	1.12	(0.01)	—	(0.01)	$17.28	6.91%	2.01%(4)	1.45%(4)	(0.14)%(4)	75%	$30,339
2016	$16.67	0.02	(0.25)	(0.23)	—(5)	(0.27)	(0.27)	$16.17	(1.40)%	1.91%	1.47%	0.14%	121%	$34,885
2015	$16.02	0.04	1.54	1.58	(0.01)	(0.92)	(0.93)	$16.67	10.22%	1.80%	1.45%	0.22%	115%	$47,976
2014	$12.65	0.03	3.76	3.79	(0.01)	(0.41)	(0.42)	$16.02	30.29%	1.81%	1.46%	0.17%	96%	$15,188
2013	$10.86	0.04	1.81	1.85	(0.06)	—	(0.06)	$12.65	17.15%	1.87%	1.46%	0.42%	100%	$8,597
2012(6)	$10.00	(0.03)	0.90	0.87	(0.01)	—	(0.01)	$10.86	8.73%	2.48%(4)	1.47%(4)	(0.38)%(4)	89%	$2,249
Institutional Class
2016(3)	$16.18	0.01	1.12	1.13	(0.04)	—	(0.04)	$17.27	7.00%	1.81%(4)	1.25%(4)	0.06%(4)	75%	$364
2016	$16.69	0.04	(0.24)	(0.20)	(0.04)	(0.27)	(0.31)	$16.18	(1.26)%	1.71%	1.27%	0.34%	121%	$322
2015	$16.03	0.06	1.57	1.63	(0.05)	(0.92)	(0.97)	$16.69	10.49%	1.60%	1.25%	0.42%	115%	$1,027
2014	$12.66	0.05	3.77	3.82	(0.04)	(0.41)	(0.45)	$16.03	30.52%	1.61%	1.26%	0.37%	96%	$503
2013	$10.87	0.09	1.79	1.88	(0.09)	—	(0.09)	$12.66	17.37%	1.67%	1.26%	0.62%	100%	$383
2012(6)	$10.00	(0.01)	0.90	0.89	(0.02)	—	(0.02)	$10.87	8.87%	2.28%(4)	1.27%(4)	(0.18)%(4)	89%	$327

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$16.04	(0.03)	1.12	1.09	—	—	—	$17.13	6.80%	2.26%(4)	1.70%(4)	(0.39)%(4)	75%	$4,775
2016	$16.59	(0.02)	(0.26)	(0.28)	—	(0.27)	(0.27)	$16.04	(1.72)%	2.16%	1.72%	(0.11)%	121%	$5,333
2015	$15.97	(0.01)	1.55	1.54	—	(0.92)	(0.92)	$16.59	9.97%	2.05%	1.70%	(0.03)%	115%	$6,083
2014	$12.63	(0.01)	3.76	3.75	—	(0.41)	(0.41)	$15.97	29.99%	2.06%	1.71%	(0.08)%	96%	$1,252
2013	$10.85	0.04	1.78	1.82	(0.04)	—	(0.04)	$12.63	16.79%	2.12%	1.71%	0.17%	100%	$654
2012(6)	$10.00	(0.05)	0.91	0.86	(0.01)	—	(0.01)	$10.85	8.59%	2.73%(4)	1.72%(4)	(0.63)%(4)	89%	$567
C Class
2016(3)	$15.53	(0.09)	1.08	0.99	—	—	—	$16.52	6.37%	3.01%(4)	2.45%(4)	(1.14)%(4)	75%	$2,158
2016	$16.18	(0.14)	(0.24)	(0.38)	—	(0.27)	(0.27)	$15.53	(2.38)%	2.91%	2.47%	(0.86)%	121%	$2,325
2015	$15.71	(0.13)	1.52	1.39	—	(0.92)	(0.92)	$16.18	9.16%	2.80%	2.45%	(0.78)%	115%	$1,306
2014	$12.53	(0.12)	3.71	3.59	—	(0.41)	(0.41)	$15.71	28.94%	2.81%	2.46%	(0.83)%	96%	$699
2013	$10.80	(0.05)	1.78	1.73	—	—	—	$12.53	16.02%	2.87%	2.46%	(0.58)%	100%	$475
2012(6)	$10.00	(0.09)	0.89	0.80	—	—	—	$10.80	8.00%	3.48%(4)	2.47%(4)	(1.38)%(4)	89%	$332
R Class
2016(3)	$15.90	(0.05)	1.11	1.06	—	—	—	$16.96	6.60%	2.51%(4)	1.95%(4)	(0.64)%(4)	75%	$289
2016	$16.48	(0.06)	(0.25)	(0.31)	—	(0.27)	(0.27)	$15.90	(1.91)%	2.41%	1.97%	(0.36)%	121%	$171
2015	$15.91	(0.04)	1.53	1.49	—	(0.92)	(0.92)	$16.48	9.69%	2.30%	1.95%	(0.28)%	115%	$44
2014	$12.62	(0.05)	3.75	3.70	—	(0.41)	(0.41)	$15.91	29.61%	2.31%	1.96%	(0.33)%	96%	$521
2013	$10.83	0.01	1.79	1.80	(0.01)	—	(0.01)	$12.62	16.62%	2.37%	1.96%	(0.08)%	100%	$382
2012(6)	$10.00	(0.06)	0.89	0.83	—(5)	—	—(5)	$10.83	8.34%	2.98%(4)	1.97%(4)	(0.88)%(4)	89%	$326

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	October 31, 2011 (fund inception) through June 30, 2012.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91460 1702

Semiannual Report

December 31, 2016

Emerging Markets Value Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2016. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

A Volatile Period Defined by Populist, Anti-Globalization Political Surprises

The reporting period produced widely divergent investment results under unsettled economic and market conditions in the wake of Brexit (the U.K.’s unexpected vote to leave the European Union) and Donald Trump’s victory in the U.S. presidential election. These market-moving political events were eye-opening manifestations of populist and anti-globalization political movements influenced partly by lingering economic weakness and extreme central bank monetary stimulus since the world-wide Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from its setbacks during the first six weeks of 2016, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China appeared to stabilize, and oil prices retraced some of their losses on signs that the major oil-producing countries might be able to cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth. Risk-on sentiment prevailed for the reporting period, with stocks and other higher-risk assets outperforming government bonds. Trump’s win, his fiscal stimulus proposals, and concerns about higher inflation and interest rates weighed on high-quality government bonds.

Looking ahead, Trump’s victory unleashed potentially far-reaching ramifications that are still unfolding. What’s clear is that his policy proposals and unpredictable nature make uncertainty more certain, which could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, diversified, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2016
Top Ten Holdings	% of net assets
iShares MSCI India ETF	4.4%
Samsung Electronics Co. Ltd.(1)	3.7%
China Construction Bank Corp., H Shares	3.4%
China Mobile Ltd.	2.4%
Banco Bradesco SA Preference Shares	2.1%
Petroleo Brasileiro SA Preference Shares ADR	2.0%
Industrial & Commercial Bank of China Ltd., H Shares	1.9%
China Petroleum & Chemical Corp., H Shares	1.6%
Hon Hai Precision Industry Co. Ltd.	1.6%
LUKOIL PJSC ADR	1.4%

(1)	Includes all classes of the issuer held by the fund.

Types of Investments in Portfolio	% of net assets
Common Stocks	92.6%
Exchange-Traded Funds	5.7%
Total Equity Exposure	98.3%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	1.5%

Investments by Country	% of net assets
China	26.1%
South Korea	15.2%
Taiwan	12.0%
Brazil	8.3%
South Africa	7.2%
Russia	5.2%
India	3.7%
Malaysia	3.1%
Indonesia	3.1%
Mexico	2.4%
Poland	2.4%
Other Countries	3.9%
Exchange-Traded Funds(2)	5.7%
Cash and Equivalents(3)	1.7%

(2)	Category may increase exposure to the countries indicated. The Schedule of Investments provides additional information on the fund's portfolio holdings.

(3)	Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1) 7/1/16 - 12/31/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,042.50	$7.46	1.45%
Investor Class (before waiver)	$1,000	$1,042.50(2)	$7.83	1.52%
Institutional Class (after waiver)	$1,000	$1,041.70	$6.43	1.25%
Institutional Class (before waiver)	$1,000	$1,041.70(2)	$6.79	1.32%
A Class (after waiver)	$1,000	$1,039.90	$8.74	1.70%
A Class (before waiver)	$1,000	$1,039.90(2)	$9.10	1.77%
C Class (after waiver)	$1,000	$1,035.10	$12.57	2.45%
C Class (before waiver)	$1,000	$1,035.10(2)	$12.93	2.52%
R Class (after waiver)	$1,000	$1,038.80	$10.02	1.95%
R Class (before waiver)	$1,000	$1,038.80(2)	$10.38	2.02%
Hypothetical
Investor Class (after waiver)	$1,000	$1,017.90	$7.38	1.45%
Investor Class (before waiver)	$1,000	$1,017.54	$7.73	1.52%
Institutional Class (after waiver)	$1,000	$1,018.90	$6.36	1.25%
Institutional Class (before waiver)	$1,000	$1,018.55	$6.72	1.32%
A Class (after waiver)	$1,000	$1,016.64	$8.64	1.70%
A Class (before waiver)	$1,000	$1,016.28	$9.00	1.77%
C Class (after waiver)	$1,000	$1,012.86	$12.43	2.45%
C Class (before waiver)	$1,000	$1,012.50	$12.78	2.52%
R Class (after waiver)	$1,000	$1,015.38	$9.91	1.95%
R Class (before waiver)	$1,000	$1,015.02	$10.26	2.02%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 92.6%
Brazil — 8.3%
Banco Bradesco SA Preference Shares	17,434	$152,105
BB Seguridade Participacoes SA	1,500	12,985
Braskem SA Preference Shares	3,500	37,116
EDP - Energias do Brasil SA	7,600	31,194
Equatorial Energia SA	2,500	41,664
Itau Unibanco Holding SA ADR	4,880	50,166
Itausa - Investimentos Itau SA Preference Shares	5,200	13,174
Petroleo Brasileiro SA Preference Shares ADR(1)	16,769	147,735
Transmissora Alianca de Energia Eletrica SA	4,100	26,056
Vale SA ADR	11,400	86,868
		599,063
Chile — 0.6%
Enersis Americas SA ADR	5,100	41,871
China — 26.1%
Agricultural Bank of China Ltd., H Shares	76,000	31,031
Air China Ltd., H Shares	60,000	38,265
Alibaba Group Holding Ltd. ADR(1)	430	37,758
Aluminum Corp. of China Ltd., H Shares(1)	164,000	67,130
Anhui Conch Cement Co. Ltd., H Shares	6,500	17,542
Bank of China Ltd., H Shares	176,000	77,653
Bank of Communications Co. Ltd., H Shares	25,000	17,896
Beijing Enterprises Holdings Ltd.	8,000	37,697
China Cinda Asset Management Co. Ltd., H Shares	115,000	41,488
China CITIC Bank Corp. Ltd., H Shares	131,000	82,744
China Communications Services Corp. Ltd., H Shares	94,000	59,823
China Construction Bank Corp., H Shares	324,000	248,221
China Everbright Ltd.	34,000	64,151
China Galaxy Securities Co. Ltd., H Shares	38,500	34,564
China Life Insurance Co. Ltd., H Shares	13,000	33,631
China Merchants Bank Co. Ltd., H Shares	23,500	54,609
China Mobile Ltd.	16,500	173,015
China Petroleum & Chemical Corp., H Shares	166,000	117,471
China Railway Group Ltd., H Shares	66,000	54,000
China Shenhua Energy Co. Ltd., H Shares	28,500	53,154
CNOOC Ltd.	24,000	29,631
Great Wall Motor Co. Ltd., H Shares	42,000	38,950
Guangzhou Automobile Group Co. Ltd., H Shares	22,000	26,329
Huadian Power International Corp. Ltd., H Shares	78,000	35,232
Industrial & Commercial Bank of China Ltd., H Shares	224,000	133,600
NetEase, Inc. ADR	100	21,534
New Oriental Education & Technology Group, Inc. ADR(1)	660	27,786
People's Insurance Co. Group of China Ltd. (The), H Shares	45,000	17,695
PICC Property & Casualty Co. Ltd., H Shares	14,000	21,602
Ping An Insurance Group Co. of China Ltd., H Shares	5,000	24,876

6

	Shares	Value
Shanghai Industrial Holdings Ltd.	5,000	$13,492
Sinopec Engineering Group Co. Ltd., H Shares	72,500	60,376
Sinopec Shanghai Petrochemical Co. Ltd.	64,000	34,644
Tencent Holdings Ltd.	2,100	50,967
		1,878,557
India — 3.7%
HDFC Bank Ltd. ADR	1,000	60,680
ICICI Bank Ltd. ADR	4,000	29,960
Infosys Ltd. ADR	3,300	48,939
Reliance Industries Ltd. GDR(2)	1,340	42,216
Tata Motors Ltd. ADR	1,704	58,600
Vedanta Resources plc	2,507	26,862
		267,257
Indonesia — 3.1%
Adaro Energy Tbk PT	171,800	21,563
Bank Negara Indonesia Persero Tbk PT	115,400	47,168
PT Bank Rakyat Indonesia (Persero) Tbk	79,900	69,289
PT Global Mediacom Tbk	517,900	23,505
PT Gudang Garam Tbk	10,100	47,825
Telekomunikasi Indonesia Persero Tbk PT	49,300	14,503
		223,853
Malaysia — 3.1%
Astro Malaysia Holdings Bhd	87,100	50,459
CIMB Group Holdings Bhd	28,900	29,040
Hong Leong Financial Group Bhd	11,600	36,713
Public Bank Bhd	13,700	60,193
Tenaga Nasional Bhd	16,100	49,805
		226,210
Mexico — 2.4%
Cemex SAB de CV ADR(1)	5,308	42,623
Grupo Mexico SAB de CV	23,200	62,998
Kimberly-Clark de Mexico SAB de CV, A Shares	14,300	25,752
OHL Mexico SAB de CV	42,155	41,464
		172,837
Peru — 0.6%
Credicorp Ltd.	300	47,358
Philippines — 0.6%
Alliance Global Group, Inc.	84,200	21,646
Ayala Corp.	1,560	22,948
		44,594
Poland — 2.4%
Bank Millennium SA(1)	10,000	12,402
Cyfrowy Polsat SA(1)	6,590	38,740
Energa SA	12,545	27,281
Grupa Lotos SA(1)	8,534	78,005
Polski Koncern Naftowy Orlen SA	666	13,567
		169,995
Qatar — 0.3%
Barwa Real Estate Co.	2,234	20,383
Russia — 5.2%
Gazprom PJSC ADR	9,744	49,132

7

	Shares	Value
LUKOIL PJSC ADR	1,838	$102,931
Moscow Exchange MICEX-RTS PJSC	30,600	62,352
Rosneft Oil Co. PJSC GDR	8,178	53,029
RusHydro PJSC	3,441,000	51,749
Tatneft PJSC ADR	1,322	54,424
		373,617
South Africa — 7.2%
AngloGold Ashanti Ltd. ADR(1)	1,508	15,849
Barloworld Ltd.	4,790	41,097
FirstRand Ltd.	20,657	79,437
Gold Fields Ltd. ADR	7,200	21,672
Liberty Holdings Ltd.	2,009	16,157
Nedbank Group Ltd.	2,500	43,057
Sappi Ltd.(1)	11,635	75,925
Standard Bank Group Ltd.	5,437	60,152
Telkom SA SOC Ltd.	5,291	28,489
Truworths International Ltd.	3,226	18,618
Tsogo Sun Holdings Ltd.	11,474	22,977
Vodacom Group Ltd.	8,415	93,130
		516,560
South Korea — 15.2%
Hanwha Chemical Corp.	1,200	24,467
Hanwha Corp.	1,350	39,125
Hyosung Corp.	327	39,329
Hyundai Development Co-Engineering & Construction	1,639	60,869
Hyundai Heavy Industries Co. Ltd.(1)	127	15,245
Hyundai Mobis Co. Ltd.	79	17,230
Hyundai Motor Co. Preference Shares	157	12,413
KB Financial Group, Inc.	2,267	80,100
Korea Electric Power Corp.	392	14,327
KT&G Corp.	384	32,097
LG Electronics, Inc.	389	16,546
LG Uplus Corp.	6,940	65,753
Lotte Chemical Corp.	122	37,061
POSCO	299	63,205
S-Oil Corp.	881	61,451
Samsung Electronics Co. Ltd.	137	202,425
Samsung Electronics Co. Ltd. Preference Shares	53	62,323
Shinhan Financial Group Co. Ltd.	549	20,584
SK Hynix, Inc.	1,901	69,488
SK Innovation Co. Ltd.	630	75,975
SK Telecom Co. Ltd.	105	19,535
Woori Bank	6,417	67,608
		1,097,156
Taiwan — 12.0%
Cathay Financial Holding Co. Ltd.	45,300	67,830
China Life Insurance Co. Ltd.	65,000	64,430
Formosa Chemicals & Fibre Corp.	17,000	50,607
Formosa Petrochemical Corp.	20,000	69,223
Fubon Financial Holding Co. Ltd.	51,000	80,796
Highwealth Construction Corp.	23,400	32,874

8

	Shares	Value
Hon Hai Precision Industry Co. Ltd.	44,149	$114,368
Lite-On Technology Corp.	46,129	68,934
Quanta Computer, Inc.	34,000	63,262
Taiwan Mobile Co. Ltd.	26,000	83,810
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,300	66,125
Uni-President Enterprises Corp.	44,000	72,637
WPG Holdings Ltd.	25,000	29,348
		864,244
Thailand — 0.2%
Siam Cement PCL (The)	1,000	13,876
Turkey — 0.4%
Arcelik AS	3,583	21,524
Eregli Demir ve Celik Fabrikalari TAS	7,302	10,615
		32,139
United Arab Emirates — 1.2%
Aldar Properties PJSC	30,161	21,597
Dubai Islamic Bank PJSC	42,504	64,458
		86,055
TOTAL COMMON STOCKS (Cost $6,424,635)		6,675,625
EXCHANGE-TRADED FUNDS — 5.7%
iShares MSCI India ETF	11,709	313,918
iShares MSCI Emerging Markets ETF	2,732	95,648
TOTAL EXCHANGE-TRADED FUNDS (Cost $408,387)		409,566
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $14,977)	14,977	14,977
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $6,847,999)		7,100,168
OTHER ASSETS AND LIABILITIES — 1.5%		109,008
TOTAL NET ASSETS — 100.0%		$7,209,176

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	31.0%
Energy	13.5%
Information Technology	11.7%
Materials	10.6%
Telecommunication Services	7.5%
Industrials	5.3%
Consumer Discretionary	5.1%
Utilities	4.5%
Consumer Staples	2.4%
Real Estate	1.0%
Exchange-Traded Funds	5.7%
Cash and Equivalents*	1.7%
*Includes temporary cash investments and other assets and liabilities.

9

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $42,216, which represented 0.6% of total net assets.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,847,999)	$7,100,168
Foreign currency holdings, at value (cost of $21,083)	20,541
Receivable for capital shares sold	92,433
Dividends and interest receivable	8,087
7,221,229

Liabilities
Payable for capital shares redeemed	3,099
Accrued management fees	8,510
Distribution and service fees payable	444
12,053

Net Assets	$7,209,176

Net Assets Consist of:
Capital (par value and paid-in surplus)	$9,056,693
Distributions in excess of net investment income	(35,085)
Accumulated net realized loss	(2,064,080)
Net unrealized appreciation	251,648
$7,209,176

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$3,239,439	447,002	$7.25
Institutional Class, $0.01 Par Value	$2,522,205	348,112	$7.25
A Class, $0.01 Par Value	$1,176,740	162,484	$7.24*
C Class, $0.01 Par Value	$187,470	25,915	$7.23
R Class, $0.01 Par Value	$83,322	11,515	$7.24
*Maximum offering price $7.68 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,833)	$63,898
Interest	80
63,978

Expenses:
Management fees	49,820
Distribution and service fees:
A Class	1,504
C Class	961
R Class	185
Directors' fees and expenses	213
Other expenses	53
52,736
Fees waived	(2,360)
50,376

Net investment income (loss)	13,602

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(195,866)
Foreign currency transactions	(666)
(196,532)

Change in net unrealized appreciation (depreciation) on:
Investments	369,410
Translation of assets and liabilities in foreign currencies	(391)
369,019

Net realized and unrealized gain (loss)	172,487

Net Increase (Decrease) in Net Assets Resulting from Operations	$186,089

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED) AND YEAR ENDED JUNE 30, 2016
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$13,602	$106,039
Net realized gain (loss)	(196,532)	(1,373,582)
Change in net unrealized appreciation (depreciation)	369,019	170,664
Net increase (decrease) in net assets resulting from operations	186,089	(1,096,879)

Distributions to Shareholders
From net investment income:
Investor Class	(42,978)	(37,958)
Institutional Class	(38,407)	(20,247)
A Class	(12,980)	(15,861)
C Class	(671)	(1,319)
R Class	(676)	(397)
Decrease in net assets from distributions	(95,712)	(75,782)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,508,558	742,307

Net increase (decrease) in net assets	1,598,935	(430,354)

Net Assets
Beginning of period	5,610,241	6,040,595
End of period	$7,209,176	$5,610,241

Undistributed (distributions in excess of) net investment income	$(35,085)	$47,025

See Notes to Financial Statements.

13

Notes to Financial Statements

DECEMBER 31, 2016 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a

14

specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The

15

maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 46% of the shares of the fund. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 19% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.52% for the Investor Class, A Class, C Class and R Class and 1.32% for the Institutional Class. During the six months ended December 31, 2016, the investment advisor agreed to waive 0.07% of the fund's management fee. The investment advisor expects this waiver to continue until October 31, 2017, and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended December 31, 2016 was $1,347, $499, $421, $67 and $26 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee after waiver for each class for the six months ended December 31, 2016 was 1.45% for the Investor Class, A Class, C Class and R Class and 1.25% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2016 were $4,810,730 and $3,370,815, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2016		Year ended June 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	45,000,000		45,000,000
Sold	288,977	$2,174,568	262,248	$1,844,695
Issued in reinvestment of distributions	5,922	42,635	5,822	37,958
Redeemed	(290,033)	(2,136,895)	(148,958)	(1,057,641)
	4,866	80,308	119,112	825,012
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	184,413	1,354,678	15	100
Issued in reinvestment of distributions	5,334	38,407	3,105	20,247
Redeemed	(369)	(2,755)	—	—
	189,378	1,390,330	3,120	20,347
A Class/Shares Authorized	15,000,000		15,000,000
Sold	403	2,956	510	3,567
Issued in reinvestment of distributions	1,803	12,980	2,436	15,861
Redeemed	(168)	(1,200)	(132)	(858)
	2,038	14,736	2,814	18,570
C Class/Shares Authorized	15,000,000		15,000,000
Issued in reinvestment of distributions	93	671	202	1,319
R Class/Shares Authorized	15,000,000		15,000,000
Sold	3,210	23,676	4,668	31,139
Issued in reinvestment of distributions	94	676	61	397
Redeemed	(252)	(1,839)	(22,037)	(154,477)
	3,052	22,513	(17,308)	(122,941)
Net increase (decrease)	199,427	$1,508,558	107,940	$742,307

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$284,769	$314,294	—
Chile	41,871	—	—
China	87,078	1,791,479	—
India	198,179	69,078	—
Mexico	42,623	130,214	—
Peru	47,358	—	—
South Africa	37,521	479,039	—
Taiwan	66,125	798,119	—
Other Countries	—	2,287,878	—
Exchange-Traded Funds	409,566	—	—
Temporary Cash Investments	14,977	—	—
	$1,230,067	$5,870,101	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,867,882
Gross tax appreciation of investments	$504,699
Gross tax depreciation of investments	(272,413)
Net tax appreciation (depreciation) of investments	$232,286

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2016, the fund had accumulated short-term capital losses of $(950,873) and accumulated long-term capital losses of $(905,040), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

18

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(4)	$7.05	0.01	0.29	0.30	(0.10)	$7.25	4.25%	1.45%(5)	1.52%(5)	0.44%(5)	0.37%(5)	51%	$3,239
2016	$8.79	0.16	(1.78)	(1.62)	(0.12)	$7.05	(18.36)%	1.47%	1.54%	2.24%	2.17%	78%	$3,119
2015	$10.04	0.21	(1.16)	(0.95)	(0.30)	$8.79	(9.36)%	1.46%	1.53%	2.16%	2.09%	83%	$2,839
2014(6)	$10.00	0.13	(0.09)	0.04	—	$10.04	0.40%	1.46%(5)	1.53%(5)	1.91%(5)	1.84%(5)	44%	$2,748
Institutional Class
2016(4)	$7.06	0.03	0.27	0.30	(0.11)	$7.25	4.17%	1.25%(5)	1.32%(5)	0.64%(5)	0.57%(5)	51%	$2,522
2016	$8.80	0.16	(1.77)	(1.61)	(0.13)	$7.06	(18.17)%	1.27%	1.34%	2.44%	2.37%	78%	$1,121
2015	$10.06	0.22	(1.16)	(0.94)	(0.32)	$8.80	(9.26)%	1.26%	1.33%	2.36%	2.29%	83%	$1,369
2014(6)	$10.00	0.13	(0.07)	0.06	—	$10.06	0.60%	1.26%(5)	1.33%(5)	2.11%(5)	2.04%(5)	44%	$1,508
A Class
2016(4)	$7.04	0.01	0.27	0.28	(0.08)	$7.24	3.99%	1.70%(5)	1.77%(5)	0.19%(5)	0.12%(5)	51%	$1,177
2016	$8.77	0.13	(1.76)	(1.63)	(0.10)	$7.04	(18.49)%	1.72%	1.79%	1.99%	1.92%	78%	$1,130
2015	$10.03	0.18	(1.16)	(0.98)	(0.28)	$8.77	(9.71)%	1.71%	1.78%	1.91%	1.84%	83%	$1,383
2014(6)	$10.00	0.10	(0.07)	0.03	—	$10.03	0.30%	1.71%(5)	1.78%(5)	1.66%(5)	1.59%(5)	44%	$1,504

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(4)	$7.01	(0.02)	0.27	0.25	(0.03)	$7.23	3.51%	2.45%(5)	2.52%(5)	(0.56)%(5)	(0.63)%(5)	51%	$187
2016	$8.73	0.08	(1.75)	(1.67)	(0.05)	$7.01	(19.07)%	2.47%	2.54%	1.24%	1.17%	78%	$181
2015	$9.98	0.11	(1.15)	(1.04)	(0.21)	$8.73	(10.36)%	2.46%	2.53%	1.16%	1.09%	83%	$224
2014(6)	$10.00	0.05	(0.07)	(0.02)	—	$9.98	(0.20)%	2.46%(5)	2.53%(5)	0.91%(5)	0.84%(5)	44%	$249
R Class
2016(4)	$7.03	—(7)	0.27	0.27	(0.06)	$7.24	3.88%	1.95%(5)	2.02%(5)	(0.06)%(5)	(0.13)%(5)	51%	$83
2016	$8.76	0.14	(1.79)	(1.65)	(0.08)	$7.03	(18.71)%	1.97%	2.04%	1.74%	1.67%	78%	$59
2015	$10.01	0.15	(1.14)	(0.99)	(0.26)	$8.76	(9.86)%	1.96%	2.03%	1.66%	1.59%	83%	$226
2014(6)	$10.00	0.08	(0.07)	0.01	—	$10.01	0.10%	1.96%(5)	2.03%(5)	1.41%(5)	1.34%(5)	44%	$250

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended December 31, 2016 (unaudited).

(5)	Annualized.

(6)	October 31, 2013 (fund inception) through June 30, 2014.

(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91461 1702

Semiannual Report

December 31, 2016

Equity Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2016. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

A Volatile Period Defined by Populist, Anti-Globalization Political Surprises

The reporting period produced widely divergent investment results under unsettled economic and market conditions in the wake of Brexit (the U.K.’s unexpected vote to leave the European Union) and Donald Trump’s victory in the U.S. presidential election. These market-moving political events were eye-opening manifestations of populist and anti-globalization political movements influenced partly by lingering economic weakness and extreme central bank monetary stimulus since the world-wide Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from its setbacks during the first six weeks of 2016, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China appeared to stabilize, and oil prices retraced some of their losses on signs that the major oil-producing countries might be able to cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth. Risk-on sentiment prevailed for the reporting period, with stocks and other higher-risk assets outperforming government bonds. Trump’s win, his fiscal stimulus proposals, and concerns about higher inflation and interest rates weighed on high-quality government bonds.

Looking ahead, Trump’s victory unleashed potentially far-reaching ramifications that are still unfolding. What’s clear is that his policy proposals and unpredictable nature make uncertainty more certain, which could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, diversified, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2016
Top Ten Holdings	% of net assets
Apple, Inc.	3.4%
Alphabet, Inc., Class A	3.3%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.3%
Facebook, Inc., Class A	2.1%
Exxon Mobil Corp.	1.8%
Citigroup, Inc.	1.8%
Intel Corp.	1.7%
PepsiCo, Inc.	1.6%
Merck & Co., Inc.	1.6%

Top Five Industries	% of net assets
Software	6.3%
Internet Software and Services	5.4%
Biotechnology	5.1%
Semiconductors and Semiconductor Equipment	4.9%
Health Care Equipment and Supplies	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.9%
Exchange-Traded Funds	1.0%
Total Equity Exposure	98.9%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	0.1%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1) 7/1/16 - 12/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,083.00	$3.52	0.67%
Institutional Class	$1,000	$1,084.10	$2.47	0.47%
A Class	$1,000	$1,081.70	$4.83	0.92%
C Class	$1,000	$1,077.30	$8.74	1.67%
R Class	$1,000	$1,080.20	$6.13	1.17%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%
Institutional Class	$1,000	$1,022.84	$2.40	0.47%
A Class	$1,000	$1,020.57	$4.69	0.92%
C Class	$1,000	$1,016.79	$8.49	1.67%
R Class	$1,000	$1,019.31	$5.96	1.17%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.9%
Aerospace and Defense — 2.4%
Boeing Co. (The)	247,226	$38,488,144
United Technologies Corp.	334,009	36,614,066
		75,102,210
Airlines — 2.0%
Hawaiian Holdings, Inc.(1)	216,839	12,359,823
JetBlue Airways Corp.(1)	847,326	18,997,049
United Continental Holdings, Inc.(1)	434,378	31,657,469
		63,014,341
Auto Components — 1.0%
LCI Industries	26,875	2,895,781
Lear Corp.	203,319	26,913,336
		29,809,117
Automobiles — 0.7%
Ford Motor Co.	1,876,363	22,760,283
Banks — 4.2%
Bank of America Corp.	446,552	9,868,799
BB&T Corp.	617,757	29,046,934
Citigroup, Inc.	947,318	56,299,109
East West Bancorp, Inc.	31,317	1,591,843
JPMorgan Chase & Co.	248,435	21,437,456
Wells Fargo & Co.	249,499	13,749,890
		131,994,031
Beverages — 1.7%
Coca-Cola Co. (The)	57,275	2,374,621
PepsiCo, Inc.	489,576	51,224,337
		53,598,958
Biotechnology — 5.1%
AbbVie, Inc.	651,972	40,826,487
Amgen, Inc.	303,037	44,307,040
Biogen, Inc.(1)	124,225	35,227,725
Celgene Corp.(1)	144,040	16,672,630
Gilead Sciences, Inc.	325,348	23,298,170
		160,332,052
Building Products — 1.2%
Owens Corning	542,173	27,954,440
USG Corp.(1)	298,107	8,609,330
		36,563,770
Capital Markets — 3.1%
Eaton Vance Corp.	505,721	21,179,596
Evercore Partners, Inc., Class A	164,153	11,277,311
Franklin Resources, Inc.	361,743	14,317,788
Goldman Sachs Group, Inc. (The)	169,718	40,638,975
State Street Corp.	115,346	8,964,691
		96,378,361

6

	Shares	Value
Chemicals — 3.3%
Air Products & Chemicals, Inc.	228,948	$32,927,301
Cabot Corp.	484,241	24,473,540
Celanese Corp.	60,182	4,738,731
Dow Chemical Co. (The)	463,716	26,533,830
E.I. du Pont de Nemours & Co.	139,374	10,230,052
Monsanto Co.	44,369	4,668,062
		103,571,516
Communications Equipment — 0.9%
Cisco Systems, Inc.	913,598	27,608,932
Construction and Engineering — 0.2%
AECOM(1)	166,158	6,041,505
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	147,745	24,079,480
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	525,081	22,331,695
Verizon Communications, Inc.	175,490	9,367,656
		31,699,351
Electric Utilities — 0.5%
PPL Corp.	458,602	15,615,398
Electrical Equipment — 0.6%
Eaton Corp. plc	302,851	20,318,274
Energy Equipment and Services — 2.3%
Baker Hughes, Inc.	418,509	27,190,530
Dril-Quip, Inc.(1)	216,257	12,986,233
FMC Technologies, Inc.(1)	823,133	29,245,915
Rowan Cos. plc	180,172	3,403,449
		72,826,127
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	283,846	29,996,845
Lamar Advertising Co., Class A	32,800	2,205,472
WP Carey, Inc.	209,231	12,363,460
		44,565,777
Food and Staples Retailing — 1.9%
CVS Health Corp.	149,028	11,759,799
Wal-Mart Stores, Inc.	620,658	42,899,881
Walgreens Boots Alliance, Inc.	63,038	5,217,025
		59,876,705
Food Products — 2.5%
General Mills, Inc.	62,098	3,835,793
Hormel Foods Corp.	707,188	24,617,214
Ingredion, Inc.	175,712	21,956,972
J.M. Smucker Co. (The)	24,576	3,147,203
Tyson Foods, Inc., Class A	414,228	25,549,583
		79,106,765
Gas Utilities — 0.6%
ONE Gas, Inc.	152,354	9,744,562
Southwest Gas Corp.	102,520	7,855,082
		17,599,644
Health Care Equipment and Supplies — 4.7%
Becton Dickinson and Co.	173,418	28,709,350

7

	Shares	Value
Boston Scientific Corp.(1)	736,650	$15,933,739
C.R. Bard, Inc.	55,719	12,517,831
Danaher Corp.	341,932	26,615,987
Hologic, Inc.(1)	262,276	10,522,513
Medtronic plc	535,512	38,144,520
Zimmer Biomet Holdings, Inc.	155,297	16,026,650
		148,470,590
Health Care Providers and Services — 1.4%
UnitedHealth Group, Inc.	272,558	43,620,182
Health Care Technology — 0.5%
Cerner Corp.(1)	354,851	16,809,292
Hotels, Restaurants and Leisure — 1.4%
Carnival Corp.	275,547	14,344,977
Darden Restaurants, Inc.	412,614	30,005,290
		44,350,267
Household Products — 3.6%
Church & Dwight Co., Inc.	386,155	17,064,189
Kimberly-Clark Corp.	252,275	28,789,623
Procter & Gamble Co. (The)	587,062	49,360,173
Spectrum Brands Holdings, Inc.	146,802	17,958,289
		113,172,274
Industrial Conglomerates — 2.4%
3M Co.	150,590	26,890,856
Carlisle Cos., Inc.	228,219	25,170,274
General Electric Co.	679,103	21,459,655
		73,520,785
Insurance — 3.4%
Aflac, Inc.	396,020	27,562,992
Allied World Assurance Co. Holdings AG	57,381	3,081,934
Aon plc	40,548	4,522,318
Aspen Insurance Holdings Ltd.	34,314	1,887,270
Everest Re Group Ltd.	30,705	6,644,562
MetLife, Inc.	161,490	8,702,696
Primerica, Inc.	73,707	5,096,839
Principal Financial Group, Inc.	87,519	5,063,849
Prudential Financial, Inc.	27,459	2,857,384
Reinsurance Group of America, Inc.	194,442	24,466,637
Validus Holdings Ltd.	296,614	16,316,736
		106,203,217
Internet and Direct Marketing Retail — 2.3%
Amazon.com, Inc.(1)	94,709	71,019,438
Internet Software and Services — 5.4%
Alphabet, Inc., Class A(1)	129,051	102,266,465
Facebook, Inc., Class A(1)	573,088	65,933,774
		168,200,239
IT Services — 1.6%
International Business Machines Corp.	298,107	49,482,781
Leisure Products — 1.1%
Brunswick Corp.	339,694	18,526,911
Hasbro, Inc.	190,354	14,807,637
		33,334,548

8

	Shares	Value
Life Sciences Tools and Services — 0.5%
Thermo Fisher Scientific, Inc.	115,908	$16,354,619
Machinery — 3.6%
Cummins, Inc.	142,945	19,536,293
Fortive Corp.	50,398	2,702,845
Ingersoll-Rand plc	403,152	30,252,526
Oshkosh Corp.	100,001	6,461,064
Parker-Hannifin Corp.	30,382	4,253,480
Snap-on, Inc.	92,355	15,817,641
Stanley Black & Decker, Inc.	42,968	4,928,000
Timken Co. (The)	120,289	4,775,473
Toro Co. (The)	453,344	25,364,597
		114,091,919
Media — 1.4%
Omnicom Group, Inc.	183,164	15,589,088
Time Warner, Inc.	123,730	11,943,657
Twenty-First Century Fox, Inc., Class A	557,617	15,635,581
		43,168,326
Metals and Mining — 1.9%
Barrick Gold Corp.	1,498,068	23,939,127
Newmont Mining Corp.	85,069	2,898,301
Nucor Corp.	424,352	25,257,431
Reliance Steel & Aluminum Co.	97,862	7,783,943
		59,878,802
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	75,758	2,278,043
Multi-Utilities — 0.1%
CenterPoint Energy, Inc.	82,375	2,029,720
Multiline Retail — 0.9%
Target Corp.	390,768	28,225,173
Oil, Gas and Consumable Fuels — 4.4%
Chevron Corp.	309,258	36,399,666
Exxon Mobil Corp.	630,114	56,874,090
Kinder Morgan, Inc.	913,108	18,910,467
Williams Cos., Inc. (The)	363,852	11,330,351
World Fuel Services Corp.	321,236	14,747,945
		138,262,519
Personal Products — 0.1%
Nu Skin Enterprises, Inc., Class A	39,252	1,875,461
Pharmaceuticals — 2.8%
Johnson & Johnson	235,845	27,171,702
Merck & Co., Inc.	861,157	50,696,313
Pfizer, Inc.	254,999	8,282,367
		86,150,382
Professional Services — 0.1%
FTI Consulting, Inc.(1)	55,660	2,509,153
Real Estate Management and Development — 0.2%
Realogy Holdings Corp.	232,005	5,969,489
Semiconductors and Semiconductor Equipment — 4.9%
Applied Materials, Inc.	891,742	28,776,514
Broadcom Ltd.	23,712	4,191,570

9

	Shares	Value
Intel Corp.	1,439,843	$52,223,106
Lam Research Corp.	23,707	2,506,541
NVIDIA Corp.	145,022	15,479,648
QUALCOMM, Inc.	585,046	38,144,999
Texas Instruments, Inc.	156,252	11,401,709
		152,724,087
Software — 6.3%
Adobe Systems, Inc.(1)	250,789	25,818,727
Microsoft Corp.	1,607,721	99,903,783
Oracle Corp.	1,100,771	42,324,645
Synopsys, Inc.(1)	36,888	2,171,228
VMware, Inc., Class A(1)	352,345	27,740,122
		197,958,505
Specialty Retail — 0.9%
Best Buy Co., Inc.	547,503	23,361,953
Urban Outfitters, Inc.(1)	162,744	4,634,949
		27,996,902
Technology Hardware, Storage and Peripherals — 3.7%
Apple, Inc.	905,858	104,916,474
HP, Inc.	647,472	9,608,484
		114,524,958
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)	781,722	25,304,341
TOTAL COMMON STOCKS (Cost $2,516,346,657)		3,059,948,609
EXCHANGE-TRADED FUNDS — 1.0%
SPDR S&P Bank ETF (Cost $31,902,821)	737,104	32,041,911
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $17,174,684), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $16,837,187)		16,837,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,144,573	12,144,573
TOTAL TEMPORARY CASH INVESTMENTS (Cost $28,981,573)		28,981,573
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,577,231,051)		3,120,972,093
OTHER ASSETS AND LIABILITIES — 0.1%		3,939,019
TOTAL NET ASSETS — 100.0%		$3,124,911,112

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.
See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,577,231,051)	$3,120,972,093
Cash	164,491
Receivable for investments sold	450,163
Receivable for capital shares sold	5,406,069
Dividends and interest receivable	3,583,852
3,130,576,668

Liabilities
Payable for capital shares redeemed	3,918,875
Accrued management fees	1,694,086
Distribution and service fees payable	52,595
5,665,556

Net Assets	$3,124,911,112

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,552,020,916
Undistributed net investment income	257,041
Undistributed net realized gain	28,892,113
Net unrealized appreciation	543,741,042
$3,124,911,112

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,503,781,053	85,271,641	$29.36
Institutional Class, $0.01 Par Value	$440,878,649	15,004,832	$29.38
A Class, $0.01 Par Value	$138,879,180	4,734,619	$29.33*
C Class, $0.01 Par Value	$11,986,867	411,989	$29.10
R Class, $0.01 Par Value	$29,385,363	1,001,141	$29.35
*Maximum offering price $31.12 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,090)	$32,568,257
Interest	13,424
32,581,681

Expenses:
Management fees	10,098,173
Distribution and service fees:
A Class	178,245
C Class	60,897
R Class	74,547
Directors' fees and expenses	101,706
Other expenses	4,676
10,518,244

Net investment income (loss)	22,063,437

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	76,177,015
Change in net unrealized appreciation (depreciation) on investments	154,645,755

Net realized and unrealized gain (loss)	230,822,770

Net Increase (Decrease) in Net Assets Resulting from Operations	$252,886,207

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED) AND YEAR ENDED JUNE 30, 2016
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$22,063,437	$48,158,559
Net realized gain (loss)	76,177,015	(28,747,639)
Change in net unrealized appreciation (depreciation)	154,645,755	(129,839,493)
Net increase (decrease) in net assets resulting from operations	252,886,207	(110,428,573)

Distributions to Shareholders
From net investment income:
Investor Class	(17,945,897)	(37,271,245)
Institutional Class	(3,807,468)	(7,553,157)
A Class	(815,927)	(1,927,047)
C Class	(21,947)	(58,274)
R Class	(133,099)	(264,938)
From net realized gains:
Investor Class	(12,737,505)	(168,968,392)
Institutional Class	(2,370,475)	(29,482,046)
A Class	(706,633)	(10,827,066)
C Class	(62,292)	(983,273)
R Class	(151,947)	(1,855,795)
Decrease in net assets from distributions	(38,753,190)	(259,191,233)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(217,471,623)	(128,314,563)

Net increase (decrease) in net assets	(3,338,606)	(497,934,369)

Net Assets
Beginning of period	3,128,249,718	3,626,184,087
End of period	$3,124,911,112	$3,128,249,718

Undistributed net investment income	$257,041	$917,942

See Notes to Financial Statements.

13

Notes to Financial Statements

DECEMBER 31, 2016 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could

14

affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 13% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2016 was 0.66% for the Investor Class, A Class, C Class and R Class and 0.46% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $16,066,377 and $16,154,584, respectively. The effect of interfund transactions on the Statement of Operations was $1,561,420 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2016 were $1,342,900,492 and $1,573,546,474, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2016		Year ended June 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	2,886,999	$83,575,017	8,773,841	$245,418,381
Issued in reinvestment of distributions	1,025,022	30,186,543	7,451,534	203,615,468
Redeemed	(9,342,655)	(269,023,639)	(19,995,458)	(552,526,785)
	(5,430,634)	(155,262,079)	(3,770,083)	(103,492,936)
Institutional Class/Shares Authorized	100,000,000		100,000,000
Sold	1,224,864	35,577,496	1,742,174	48,715,996
Issued in reinvestment of distributions	205,600	6,054,735	1,324,158	36,226,019
Redeemed	(2,953,401)	(86,144,796)	(2,801,956)	(77,828,677)
	(1,522,937)	(44,512,565)	264,376	7,113,338
A Class/Shares Authorized	70,000,000		70,000,000
Sold	276,987	7,975,031	1,075,248	30,338,952
Issued in reinvestment of distributions	47,333	1,393,969	441,683	12,047,893
Redeemed	(856,224)	(24,527,154)	(2,646,486)	(73,610,845)
	(531,904)	(15,158,154)	(1,129,555)	(31,224,000)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	32,294	917,617	70,349	1,995,450
Issued in reinvestment of distributions	2,720	80,041	36,184	976,297
Redeemed	(84,349)	(2,404,344)	(184,738)	(5,069,110)
	(49,335)	(1,406,686)	(78,205)	(2,097,363)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	190,153	5,436,183	357,922	9,969,090
Issued in reinvestment of distributions	9,651	285,046	77,763	2,120,331
Redeemed	(239,015)	(6,853,368)	(386,389)	(10,703,023)
	(39,211)	(1,132,139)	49,296	1,386,398
Net increase (decrease)	(7,574,021)	$(217,471,623)	(4,664,171)	$(128,314,563)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,059,948,609	—	—
Exchange-Traded Funds	32,041,911	—	—
Temporary Cash Investments	12,144,573	$16,837,000	—
	$3,104,135,093	$16,837,000	—

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,581,946,010
Gross tax appreciation of investments	$600,034,912
Gross tax depreciation of investments	(61,008,829)
Net tax appreciation (depreciation) of investments	$539,026,083

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2016, the fund had accumulated short-term capital losses of $(27,757,959), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

8. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$27.44	0.20	2.08	2.28	(0.21)	(0.15)	(0.36)	$29.36	8.30%	0.67%(4)	1.36%(4)	43%	$2,503,781
2016	$30.56	0.41	(1.29)	(0.88)	(0.40)	(1.84)	(2.24)	$27.44	(2.78)%	0.67%	1.45%	91%	$2,488,951
2015	$32.75	0.46	1.37	1.83	(0.43)	(3.59)	(4.02)	$30.56	5.93%	0.67%	1.45%	86%	$2,886,976
2014	$27.74	0.44	6.31	6.75	(0.43)	(1.31)	(1.74)	$32.75	24.92%	0.67%	1.45%	80%	$2,568,711
2013	$23.30	0.47	4.43	4.90	(0.46)	—	(0.46)	$27.74	21.19%	0.68%	1.82%	94%	$2,080,375
2012	$22.37	0.34	0.93	1.27	(0.34)	—	(0.34)	$23.30	5.76%	0.68%	1.55%	86%	$1,654,130
Institutional Class
2016(3)	$27.46	0.23	2.08	2.31	(0.24)	(0.15)	(0.39)	$29.38	8.41%	0.47%(4)	1.56%(4)	43%	$440,879
2016	$30.58	0.46	(1.29)	(0.83)	(0.45)	(1.84)	(2.29)	$27.46	(2.58)%	0.47%	1.65%	91%	$453,858
2015	$32.77	0.53	1.37	1.90	(0.50)	(3.59)	(4.09)	$30.58	6.13%	0.47%	1.65%	86%	$497,333
2014	$27.75	0.50	6.32	6.82	(0.49)	(1.31)	(1.80)	$32.77	25.19%	0.47%	1.65%	80%	$450,166
2013	$23.31	0.52	4.43	4.95	(0.51)	—	(0.51)	$27.75	21.42%	0.48%	2.02%	94%	$303,312
2012	$22.38	0.38	0.93	1.31	(0.38)	—	(0.38)	$23.31	5.97%	0.48%	1.75%	86%	$216,802
A Class
2016(3)	$27.41	0.16	2.08	2.24	(0.17)	(0.15)	(0.32)	$29.33	8.17%	0.92%(4)	1.11%(4)	43%	$138,879
2016	$30.53	0.33	(1.29)	(0.96)	(0.32)	(1.84)	(2.16)	$27.41	(3.03)%	0.92%	1.20%	91%	$144,365
2015	$32.72	0.38	1.37	1.75	(0.35)	(3.59)	(3.94)	$30.53	5.67%	0.92%	1.20%	86%	$195,262
2014	$27.72	0.37	6.29	6.66	(0.35)	(1.31)	(1.66)	$32.72	24.59%	0.92%	1.20%	80%	$298,677
2013	$23.28	0.40	4.43	4.83	(0.39)	—	(0.39)	$27.72	20.91%	0.93%	1.57%	94%	$240,027
2012	$22.35	0.28	0.93	1.21	(0.28)	—	(0.28)	$23.28	5.51%	0.93%	1.30%	86%	$183,498

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(3)	$27.19	0.05	2.06	2.11	(0.05)	(0.15)	(0.20)	$29.10	7.73%	1.67%(4)	0.36%(4)	43%	$11,987
2016	$30.29	0.12	(1.27)	(1.15)	(0.11)	(1.84)	(1.95)	$27.19	(3.73)%	1.67%	0.45%	91%	$12,542
2015	$32.50	0.15	1.35	1.50	(0.12)	(3.59)	(3.71)	$30.29	4.87%	1.67%	0.45%	86%	$16,342
2014	$27.54	0.14	6.25	6.39	(0.12)	(1.31)	(1.43)	$32.50	23.68%	1.67%	0.45%	80%	$13,447
2013	$23.13	0.21	4.40	4.61	(0.20)	—	(0.20)	$27.54	20.02%	1.68%	0.82%	94%	$9,039
2012	$22.21	0.12	0.92	1.04	(0.12)	—	(0.12)	$23.13	4.71%	1.68%	0.55%	86%	$7,013
R Class
2016(3)	$27.43	0.13	2.07	2.20	(0.13)	(0.15)	(0.28)	$29.35	8.02%	1.17%(4)	0.86%(4)	43%	$29,385
2016	$30.54	0.27	(1.29)	(1.02)	(0.25)	(1.84)	(2.09)	$27.43	(3.24)%	1.17%	0.95%	91%	$28,535
2015	$32.74	0.32	1.35	1.67	(0.28)	(3.59)	(3.87)	$30.54	5.38%	1.17%	0.95%	86%	$30,271
2014	$27.73	0.29	6.30	6.59	(0.27)	(1.31)	(1.58)	$32.74	24.31%	1.17%	0.95%	80%	$12,795
2013	$23.29	0.34	4.43	4.77	(0.33)	—	(0.33)	$27.73	20.60%	1.18%	1.32%	94%	$9,600
2012	$22.36	0.23	0.93	1.16	(0.23)	—	(0.23)	$23.29	5.24%	1.18%	1.05%	86%	$6,848

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

22

Notes

23

Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91455 1702

Semiannual Report

December 31, 2016

Global Gold Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2016. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

A Volatile Period Defined by Populist, Anti-Globalization Political Surprises

The reporting period produced widely divergent investment results under unsettled economic and market conditions in the wake of Brexit (the U.K.’s unexpected vote to leave the European Union) and Donald Trump’s victory in the U.S. presidential election. These market-moving political events were eye-opening manifestations of populist and anti-globalization political movements influenced partly by lingering economic weakness and extreme central bank monetary stimulus since the world-wide Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from its setbacks during the first six weeks of 2016, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China appeared to stabilize, and oil prices retraced some of their losses on signs that the major oil-producing countries might be able to cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth. Risk-on sentiment prevailed for the reporting period, with stocks and other higher-risk assets outperforming government bonds. Trump’s win, his fiscal stimulus proposals, and concerns about higher inflation and interest rates weighed on high-quality government bonds.

Looking ahead, Trump’s victory unleashed potentially far-reaching ramifications that are still unfolding. What’s clear is that his policy proposals and unpredictable nature make uncertainty more certain, which could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, diversified, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

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Fund Characteristics

DECEMBER 31, 2016
Top Ten Holdings	% of net assets
Barrick Gold Corp.	11.1%
Newmont Mining Corp.	11.1%
Agnico-Eagle Mines Ltd.*	7.1%
Randgold Resources Ltd. ADR	5.9%
Newcrest Mining Ltd.	5.7%
Goldcorp, Inc.*	4.6%
Gold Standard Ventures Corp.*	4.1%
Franco-Nevada Corp.	3.1%
Silver Wheaton Corp.	3.1%
Detour Gold Corp.	2.6%
*Includes shares traded on all exchanges.

Geographic Composition	% of net assets
Canada	58.8%
United States	15.1%
Australia	8.8%
United Kingdom	7.1%
South Africa	5.2%
Peru	2.4%
China	1.0%
Mexico	0.3%
Hong Kong	0.1%
Exchange-Traded Funds	0.8%
Other Assets and Liabilities	0.4%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	83.7%
Domestic Common Stocks	15.1%
Exchange-Traded Funds	0.8%
Warrants	—**
Total Equity Exposure	99.6%
Other Assets and Liabilities	0.4%
**Category is less than 0.05% of total net assets.

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Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1) 7/1/16 - 12/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$754.30	$2.96	0.67%
Institutional Class	$1,000	$755.10	$2.08	0.47%
A Class	$1,000	$753.50	$4.07	0.92%
C Class	$1,000	$750.60	$7.37	1.67%
R Class	$1,000	$752.60	$5.17	1.17%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%
Institutional Class	$1,000	$1,022.84	$2.40	0.47%
A Class	$1,000	$1,020.57	$4.69	0.92%
C Class	$1,000	$1,016.79	$8.49	1.67%
R Class	$1,000	$1,019.31	$5.96	1.17%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

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Schedule of Investments

DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
Australia — 8.8%
Evolution Mining Ltd.	1,988,700	$2,926,394
Gold Road Resources Ltd.(1)	5,909,090	2,400,948
Newcrest Mining Ltd.	1,477,513	20,832,332
Northern Star Resources Ltd.	1,388,400	3,510,969
Regis Resources Ltd.	114,400	236,786
St. Barbara Ltd.(1)	1,623,400	2,316,541
		32,223,970
Canada — 58.8%
Agnico-Eagle Mines Ltd.	429,366	18,052,144
Agnico-Eagle Mines Ltd. (New York)	192,600	8,089,200
Alacer Gold Corp.(1)	629,000	1,049,387
Alamos Gold, Inc., Class A	490,600	3,383,574
B2Gold Corp.(1)	2,443,782	5,806,178
Barrick Gold Corp.	2,540,912	40,603,774
Centerra Gold, Inc.	63,600	297,951
Continental Gold, Inc.(1)	621,000	2,035,080
Detour Gold Corp.(1)	688,901	9,384,426
Eldorado Gold Corp.(1)	1,488,200	4,788,310
Endeavour Mining Corp.(1)	155,500	2,323,264
First Majestic Silver Corp.(1)	102,400	782,500
First Majestic Silver Corp. (New York)(1)	45,400	346,402
Franco-Nevada Corp.	193,294	11,557,474
GoGold Resources, Inc.(1)	5,526,925	2,222,872
Gold Standard Ventures Corp.(1)	1,228,400	2,604,208
Gold Standard Ventures Corp. (Acquired 2/25/14, Cost $4,104,046)(1)(2)	5,877,162	12,562,809
Goldcorp, Inc.	1,193,376	16,247,654
Goldcorp, Inc. (New York)	39,500	537,200
Guyana Goldfields, Inc.(1)	1,621,621	7,391,592
IAMGOLD Corp.(1)	341,519	1,320,138
Kinross Gold Corp.(1)	930,152	2,902,720
Kinross Gold Corp. (New York)(1)	1,924,857	5,986,305
Lucara Diamond Corp.	357,700	809,897
MAG Silver Corp.(1)	334,000	3,676,699
New Gold, Inc.(1)	459,200	1,610,868
OceanaGold Corp.	1,559,053	4,540,198
Orezone Gold Corp.(1)	6,200,000	2,447,399
Pan American Silver Corp.	78,270	1,180,477
Pan American Silver Corp. (NASDAQ)	145,300	2,189,671
Roxgold, Inc.(1)	5,696,900	5,134,062
Sandstorm Gold Ltd.(1)	345,000	1,354,150
SEMAFO, Inc.(1)	1,463,100	4,816,521
Silver Wheaton Corp.	591,700	11,431,644
Tahoe Resources, Inc.	412,200	3,883,611
Torex Gold Resources, Inc.(1)	238,929	3,699,649

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	Shares	Value
Yamana Gold, Inc.	1,833,522	$5,148,310
Yamana Gold, Inc. (New York)	1,252,081	3,518,348
		215,716,666
China — 1.0%
Zhaojin Mining Industry Co. Ltd.	1,406,500	1,182,243
Zijin Mining Group Co. Ltd., H Shares	7,992,000	2,528,945
		3,711,188
Hong Kong — 0.1%
G-Resources Group Ltd.	24,249,000	443,699
Mexico — 0.3%
Industrias Penoles SAB de CV	57,100	1,058,530
Peru — 2.4%
Cia de Minas Buenaventura SAA ADR	784,700	8,851,416
South Africa — 5.2%
Anglo American Platinum Ltd.(1)	65,500	1,254,947
AngloGold Ashanti Ltd.(1)	225,302	2,414,171
AngloGold Ashanti Ltd. ADR(1)	578,676	6,081,885
Gold Fields Ltd.	1,638,310	4,993,804
Harmony Gold Mining Co. Ltd.	573,950	1,272,536
Sibanye Gold Ltd. ADR	455,900	3,218,654
		19,235,997
United Kingdom — 7.1%
Centamin plc	683,600	1,154,061
Fresnillo plc	200,203	2,973,098
Randgold Resources Ltd. ADR	285,300	21,779,802
		25,906,961
United States — 15.1%
Coeur Mining, Inc.(1)	369,559	3,359,291
Hecla Mining Co.	513,475	2,690,609
McEwen Mining, Inc.	947,600	2,757,516
Newmont Mining Corp.	1,191,214	40,584,661
Royal Gold, Inc.	95,621	6,057,591
		55,449,668
TOTAL COMMON STOCKS (Cost $294,311,540)		362,598,095
EXCHANGE-TRADED FUNDS — 0.8%
VanEck Vectors Gold Miners ETF (Cost $3,485,929)	142,100	2,972,732
WARRANTS†
Canada†
Sandstorm Gold Ltd.(1) (Cost $—)	115,000	7,708
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $297,797,469)		365,578,535
OTHER ASSETS AND LIABILITIES — 0.4%		1,390,538
TOTAL NET ASSETS — 100.0%		$366,969,073

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NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $12,562,809, which represented 3.4% of total net assets.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

DECEMBER 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $297,797,469)	$365,578,535
Receivable for investments sold	3,495,965
Receivable for capital shares sold	504,088
Dividends and interest receivable	13,149
369,591,737

Liabilities
Disbursements in excess of demand deposit cash	2,082,941
Foreign currency overdraft payable, at value (cost of $827)	830
Payable for capital shares redeemed	333,971
Accrued management fees	199,739
Distribution and service fees payable	5,183
2,622,664

Net Assets	$366,969,073

Net Assets Consist of:
Capital (par value and paid-in surplus)	$452,238,133
Accumulated net investment loss	(41,004,584)
Accumulated net realized loss	(112,047,871)
Net unrealized appreciation	67,783,395
$366,969,073

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$340,280,873	43,033,496	$7.91
Institutional Class, $0.01 Par Value	$10,899,194	1,368,324	$7.97
A Class, $0.01 Par Value	$9,744,999	1,253,065	$7.78*
C Class, $0.01 Par Value	$1,847,490	245,989	$7.51
R Class, $0.01 Par Value	$4,196,517	542,992	$7.73
*Maximum offering price $8.25 (net asset value divided by 0.9425).

See Notes to Financial Statements.

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Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $150,290)	$1,214,437
Interest	2,310
1,216,747

Expenses:
Management fees	1,559,936
Distribution and service fees:
A Class	15,836
C Class	11,995
R Class	11,124
Directors' fees and expenses	15,535
Other expenses	8,625
1,623,051

Net investment income (loss)	(406,304)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,845,474
Foreign currency transactions	958
4,846,432

Change in net unrealized appreciation (depreciation) on:
Investments	(135,056,143)
Translation of assets and liabilities in foreign currencies	1,632
(135,054,511)

Net realized and unrealized gain (loss)	(130,208,079)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(130,614,383)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED) AND YEAR ENDED JUNE 30, 2016
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$(406,304)	$154,924
Net realized gain (loss)	4,846,432	(359,536)
Change in net unrealized appreciation (depreciation)	(135,054,511)	192,087,810
Net increase (decrease) in net assets resulting from operations	(130,614,383)	191,883,198

Distributions to Shareholders
From net investment income:
Investor Class	(32,679,261)	—
Institutional Class	(1,045,125)	—
A Class	(904,841)	—
C Class	(174,344)	—
R Class	(385,450)	—
Decrease in net assets from distributions	(35,189,021)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	19,165,333	11,398,665

Redemption Fees
Increase in net assets from redemption fees	114,251	109,427

Net increase (decrease) in net assets	(146,523,820)	203,391,290

Net Assets
Beginning of period	513,492,893	310,101,603
End of period	$366,969,073	$513,492,893

Accumulated net investment loss	$(41,004,584)	$(5,409,259)

See Notes to Financial Statements.

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Notes to Financial Statements

DECEMBER 31, 2016 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

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Redemption Fees — The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2016 was 0.66% for the Investor Class, A Class, C Class and R Class and 0.46% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2016 were $67,592,263 and $80,026,509, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2016		Year ended June 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	250,000,000		250,000,000
Sold	6,912,465	$77,114,275	10,061,872	$80,043,196
Issued in reinvestment of distributions	4,085,554	30,519,087	—	—
Redeemed	(8,707,801)	(88,486,037)	(9,306,467)	(71,764,552)
	2,290,218	19,147,325	755,405	8,278,644
Institutional Class/Shares Authorized	30,000,000		30,000,000
Sold	353,270	3,984,392	804,753	6,404,812
Issued in reinvestment of distributions	138,979	1,045,125	—	—
Redeemed	(450,207)	(4,555,614)	(808,537)	(6,142,676)
	42,042	473,903	(3,784)	262,136
A Class/Shares Authorized	20,000,000		20,000,000
Sold	574,221	5,898,507	1,099,174	9,133,207
Issued in reinvestment of distributions	117,864	866,298	—	—
Redeemed	(763,885)	(7,880,078)	(862,066)	(6,719,713)
	(71,800)	(1,115,273)	237,108	2,413,494
C Class/Shares Authorized	15,000,000		15,000,000
Sold	44,237	470,628	71,547	581,177
Issued in reinvestment of distributions	23,759	168,452	—	—
Redeemed	(55,858)	(561,590)	(130,502)	(871,463)
	12,138	77,490	(58,955)	(290,286)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	260,590	2,623,145	270,161	2,009,091
Issued in reinvestment of distributions	52,801	385,450	—	—
Redeemed	(224,719)	(2,426,707)	(173,864)	(1,274,414)
	88,672	581,888	96,297	734,677
Net increase (decrease)	2,361,270	$19,165,333	1,026,071	$11,398,665

6. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the six months ended December 31, 2016 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value
Orezone Gold Corp.(1)(2)	$5,470,800	—	—	—	—	(1)

(1)	Company was not an affiliate at December 31, 2016.

(2)	Non-income producing.

15

7. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$75,306,752	$140,409,914	—
Peru	8,851,416	—	—
South Africa	9,300,539	9,935,458	—
United Kingdom	21,779,802	4,127,159	—
United States	55,449,668	—	—
Other Countries	—	37,437,387	—
Exchange-Traded Funds	2,972,732	—	—
Warrants	—	7,708	—
	$173,660,909	$191,917,626	—

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries. Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

16

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$341,775,650
Gross tax appreciation of investments	$72,621,814
Gross tax depreciation of investments	(48,818,929)
Net tax appreciation (depreciation) of investments	$23,802,885

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of June 30, 2016, the fund had accumulated short-term capital losses of $(24,239,127) and accumulated long-term capital losses of $(85,206,524), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$11.66	(0.01)	(2.90)	(2.91)	(0.84)	—	(0.84)	$7.91	(24.57)%	0.67%(4)	(0.16)%(4)	15%	$340,281
2016	$7.21	—(5)	4.45	4.45	—	—	—	$11.66	61.72%	0.68%	0.06%	11%	$474,952
2015	$11.08	0.02	(3.64)	(3.62)	(0.25)	—	(0.25)	$7.21	(32.61)%	0.67%	0.21%	17%	$288,172
2014	$9.72	0.04	1.32	1.36	—	—	—	$11.08	13.99%	0.67%	0.40%	29%	$455,211
2013	$17.08	0.10	(7.26)	(7.16)	(0.20)	—	(0.20)	$9.72	(42.43)%	0.68%	0.61%	6%	$419,703
2012	$22.90	0.05	(4.50)	(4.45)	—	(1.37)	(1.37)	$17.08	(20.43)%	0.69%	0.23%	8%	$789,135
Institutional Class
2016(3)	$11.75	—(5)	(2.93)	(2.93)	(0.85)	—	(0.85)	$7.97	(24.49)%	0.47%(4)	0.04%(4)	15%	$10,899
2016	$7.25	0.02	4.48	4.50	—	—	—	$11.75	62.07%	0.48%	0.26%	11%	$15,579
2015	$11.14	0.04	(3.67)	(3.63)	(0.26)	—	(0.26)	$7.25	(32.48)%	0.47%	0.41%	17%	$9,639
2014	$9.75	0.06	1.33	1.39	—	—	—	$11.14	14.26%	0.47%	0.60%	29%	$14,375
2013	$17.13	0.14	(7.28)	(7.14)	(0.24)	—	(0.24)	$9.75	(42.30)%	0.48%	0.81%	6%	$13,976
2012	$22.92	0.10	(4.52)	(4.42)	—	(1.37)	(1.37)	$17.13	(20.28)%	0.49%	0.43%	8%	$15,971
A Class
2016(3)	$11.47	(0.02)	(2.85)	(2.87)	(0.82)	—	(0.82)	$7.78	(24.65)%	0.92%(4)	(0.41)%(4)	15%	$9,745
2016	$7.11	(0.01)	4.37	4.36	—	—	—	$11.47	61.32%	0.93%	(0.19)%	11%	$15,196
2015	$10.94	(0.01)	(3.59)	(3.60)	(0.23)	—	(0.23)	$7.11	(32.84)%	0.92%	(0.04)%	17%	$7,732
2014	$9.61	0.01	1.32	1.33	—	—	—	$10.94	13.84%	0.92%	0.15%	29%	$18,387
2013	$16.90	0.06	(7.19)	(7.13)	(0.16)	—	(0.16)	$9.61	(42.61)%	0.93%	0.36%	6%	$10,561
2012	$22.72	—(5)	(4.45)	(4.45)	—	(1.37)	(1.37)	$16.90	(20.60)%	0.94%	(0.02)%	8%	$15,550

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(3)	$11.07	(0.06)	(2.75)	(2.81)	(0.75)	—	(0.75)	$7.51	(24.94)%	1.67%(4)	(1.16)%(4)	15%	$1,847
2016	$6.91	(0.06)	4.22	4.16	—	—	—	$11.07	60.20%	1.68%	(0.94)%	11%	$2,589
2015	$10.64	(0.07)	(3.48)	(3.55)	(0.18)	—	(0.18)	$6.91	(33.36)%	1.67%	(0.79)%	17%	$2,024
2014	$9.42	(0.06)	1.28	1.22	—	—	—	$10.64	12.95%	1.67%	(0.60)%	29%	$3,465
2013	$16.56	(0.05)	(7.06)	(7.11)	(0.03)	—	(0.03)	$9.42	(43.02)%	1.68%	(0.39)%	6%	$2,102
2012	$22.46	(0.16)	(4.37)	(4.53)	—	(1.37)	(1.37)	$16.56	(21.21)%	1.69%	(0.77)%	8%	$2,826
R Class
2016(3)	$11.39	(0.03)	(2.83)	(2.86)	(0.80)	—	(0.80)	$7.73	(24.74)%	1.17%(4)	(0.66)%(4)	15%	$4,197
2016	$7.08	(0.03)	4.34	4.31	—	—	—	$11.39	60.88%	1.18%	(0.44)%	11%	$5,176
2015	$10.89	(0.02)	(3.58)	(3.60)	(0.21)	—	(0.21)	$7.08	(32.98)%	1.17%	(0.29)%	17%	$2,534
2014	$9.59	(0.01)	1.31	1.30	—	—	—	$10.89	13.56%	1.17%	(0.10)%	29%	$3,494
2013	$16.86	0.03	(7.18)	(7.15)	(0.12)	—	(0.12)	$9.59	(42.74)%	1.18%	0.11%	6%	$2,574
2012	$22.73	(0.05)	(4.45)	(4.50)	—	(1.37)	(1.37)	$16.86	(20.82)%	1.19%	(0.27)%	8%	$2,623

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91453 1702

Semiannual Report

December 31, 2016

Income & Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2016. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

A Volatile Period Defined by Populist, Anti-Globalization Political Surprises

The reporting period produced widely divergent investment results under unsettled economic and market conditions in the wake of Brexit (the U.K.’s unexpected vote to leave the European Union) and Donald Trump’s victory in the U.S. presidential election. These market-moving political events were eye-opening manifestations of populist and anti-globalization political movements influenced partly by lingering economic weakness and extreme central bank monetary stimulus since the world-wide Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from its setbacks during the first six weeks of 2016, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China appeared to stabilize, and oil prices retraced some of their losses on signs that the major oil-producing countries might be able to cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth. Risk-on sentiment prevailed for the reporting period, with stocks and other higher-risk assets outperforming government bonds. Trump’s win, his fiscal stimulus proposals, and concerns about higher inflation and interest rates weighed on high-quality government bonds.

Looking ahead, Trump’s victory unleashed potentially far-reaching ramifications that are still unfolding. What’s clear is that his policy proposals and unpredictable nature make uncertainty more certain, which could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, diversified, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2016
Top Ten Holdings	% of net assets
Microsoft Corp.	3.3%
Apple, Inc.	3.3%
Alphabet, Inc.*	2.9%
Johnson & Johnson	2.4%
AT&T, Inc.	2.2%
Verizon Communications, Inc.	1.9%
Procter & Gamble Co. (The)	1.9%
Pfizer, Inc.	1.8%
Intel Corp.	1.7%
International Business Machines Corp.	1.7%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Pharmaceuticals	6.2%
Semiconductors and Semiconductor Equipment	5.8%
Technology Hardware, Storage and Peripherals	5.3%
Software	5.1%
Equity Real Estate Investment Trusts (REITs)	4.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	1.0%
Other Assets and Liabilities	—**
**Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1) 7/1/16 - 12/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,081.60	$3.52	0.67%
Institutional Class	$1,000	$1,082.70	$2.47	0.47%
A Class	$1,000	$1,080.30	$4.82	0.92%
C Class	$1,000	$1,076.20	$8.74	1.67%
R Class	$1,000	$1,078.80	$6.13	1.17%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%
Institutional Class	$1,000	$1,022.84	$2.40	0.47%
A Class	$1,000	$1,020.57	$4.69	0.92%
C Class	$1,000	$1,016.79	$8.49	1.67%
R Class	$1,000	$1,019.31	$5.96	1.17%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Aerospace and Defense — 3.2%
Boeing Co. (The)	180,385	$28,082,337
Raytheon Co.	90,970	12,917,740
United Technologies Corp.	223,847	24,538,108
		65,538,185
Automobiles — 1.0%
Ford Motor Co.	1,659,466	20,129,323
Banks — 4.3%
Bank of America Corp.	333,841	7,377,886
BB&T Corp.	488,736	22,980,367
Citigroup, Inc.	566,309	33,655,744
JPMorgan Chase & Co.	164,377	14,184,091
U.S. Bancorp	33,734	1,732,916
Wells Fargo & Co.	155,936	8,593,633
		88,524,637
Beverages — 1.6%
Coca-Cola Co. (The)	38,274	1,586,840
PepsiCo, Inc.	301,341	31,529,309
		33,116,149
Biotechnology — 3.8%
AbbVie, Inc.	451,566	28,277,063
Amgen, Inc.	189,680	27,733,113
Gilead Sciences, Inc.	309,577	22,168,809
		78,178,985
Capital Markets — 2.1%
Eaton Vance Corp.	319,972	13,400,427
Franklin Resources, Inc.	64,057	2,535,376
Morgan Stanley	233,836	9,879,571
State Street Corp.	113,455	8,817,723
Thomson Reuters Corp.	170,176	7,450,305
		42,083,402
Chemicals — 3.3%
Air Products & Chemicals, Inc.	132,726	19,088,653
Cabot Corp.	91,273	4,612,937
Dow Chemical Co. (The)	391,393	22,395,508
Eastman Chemical Co.	245,703	18,479,323
Monsanto Co.	19,823	2,085,578
		66,661,999
Commercial Services and Supplies — 0.2%
Pitney Bowes, Inc.	295,208	4,484,210
Communications Equipment — 1.7%
Cisco Systems, Inc.	1,123,205	33,943,255
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	85,040	13,859,819
Diversified Telecommunication Services — 4.1%
AT&T, Inc.	1,044,148	44,407,614

6

	Shares	Value
Verizon Communications, Inc.	727,289	$38,822,687
		83,230,301
Electric Utilities — 1.0%
Great Plains Energy, Inc.	62,469	1,708,527
PPL Corp.	529,636	18,034,106
		19,742,633
Electrical Equipment — 0.5%
Emerson Electric Co.	184,263	10,272,662
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	279,412	19,357,663
Energy Equipment and Services — 2.5%
Baker Hughes, Inc.	347,326	22,565,770
Helmerich & Payne, Inc.	201,681	15,610,110
Oceaneering International, Inc.	422,639	11,922,646
		50,098,526
Equity Real Estate Investment Trusts (REITs) — 4.4%
Apple Hospitality REIT, Inc.	72,913	1,456,802
CBL & Associates Properties, Inc.	182,170	2,094,955
Columbia Property Trust, Inc.	48,665	1,051,164
Hospitality Properties Trust	425,582	13,507,973
Lexington Realty Trust	327,396	3,535,877
Omega Healthcare Investors, Inc.	446,484	13,957,090
Select Income REIT	614,384	15,482,477
Senior Housing Properties Trust	241,732	4,575,987
Spirit Realty Capital, Inc.	1,429,624	15,525,716
Weyerhaeuser Co.	94,992	2,858,309
WP Carey, Inc.	258,701	15,286,642
		89,332,992
Food and Staples Retailing — 1.6%
Sysco Corp.	69,715	3,860,119
Wal-Mart Stores, Inc.	414,030	28,617,754
		32,477,873
Food Products — 2.3%
Campbell Soup Co.	112,237	6,786,971
General Mills, Inc.	138,874	8,578,247
Hormel Foods Corp.	454,506	15,821,354
J.M. Smucker Co. (The)	47,790	6,119,987
Kellogg Co.	129,405	9,538,443
		46,845,002
Health Care Equipment and Supplies — 2.8%
Becton Dickinson and Co.	108,083	17,893,141
Medtronic plc	361,729	25,765,957
ResMed, Inc.	183,150	11,364,457
Zimmer Biomet Holdings, Inc.	23,528	2,428,089
		57,451,644
Health Care Providers and Services — 0.7%
UnitedHealth Group, Inc.	94,542	15,130,502
Hotels, Restaurants and Leisure — 1.9%
Carnival Corp.	374,378	19,490,119
Darden Restaurants, Inc.	266,374	19,370,717
		38,860,836

7

	Shares	Value
Household Durables — 1.5%
Garmin Ltd.	321,790	$15,603,597
Tupperware Brands Corp.	273,550	14,394,201
		29,997,798
Household Products — 2.9%
Kimberly-Clark Corp.	174,156	19,874,683
Procter & Gamble Co. (The)	461,236	38,780,723
		58,655,406
Industrial Conglomerates — 2.0%
3M Co.	151,795	27,106,033
General Electric Co.	451,812	14,277,259
		41,383,292
Insurance — 3.9%
Aflac, Inc.	265,873	18,504,761
MetLife, Inc.	219,139	11,809,401
Principal Financial Group, Inc.	324,836	18,795,011
Prudential Financial, Inc.	191,709	19,949,238
Reinsurance Group of America, Inc.	83,874	10,553,865
		79,612,276
Internet and Direct Marketing Retail — 0.8%
Amazon.com, Inc.(1)	22,535	16,898,321
Internet Software and Services — 3.5%
Alphabet, Inc., Class A(1)	62,144	49,246,013
Alphabet, Inc., Class C(1)	12,380	9,555,132
Facebook, Inc., Class A(1)	104,412	12,012,600
		70,813,745
IT Services — 2.2%
International Business Machines Corp.	206,305	34,244,567
Western Union Co. (The)	509,550	11,067,426
		45,311,993
Leisure Products†
Mattel, Inc.	21,286	586,429
Machinery — 3.3%
Cummins, Inc.	140,632	19,220,175
Ingersoll-Rand plc	224,317	16,832,748
Parker-Hannifin Corp.	107,313	15,023,820
Timken Co. (The)	418,424	16,611,433
		67,688,176
Media — 0.9%
Comcast Corp., Class A	9,363	646,515
Omnicom Group, Inc.	147,657	12,567,087
Twenty-First Century Fox, Inc., Class A	192,515	5,398,121
		18,611,723
Metals and Mining — 1.5%
Nucor Corp.	280,616	16,702,264
Reliance Steel & Aluminum Co.	177,621	14,127,975
		30,830,239
Multi-Utilities — 0.8%
CenterPoint Energy, Inc.	697,974	17,198,079
Multiline Retail — 1.7%
Kohl's Corp.	310,804	15,347,502

8

	Shares	Value
Target Corp.	278,927	$20,146,897
		35,494,399
Oil, Gas and Consumable Fuels — 4.2%
Apache Corp.	64,323	4,082,581
Chevron Corp.	144,929	17,058,143
Exxon Mobil Corp.	265,025	23,921,156
Kinder Morgan, Inc.	934,245	19,348,214
Occidental Petroleum Corp.	285,320	20,323,344
		84,733,438
Pharmaceuticals — 6.2%
Eli Lilly & Co.	119,046	8,755,833
Johnson & Johnson	428,105	49,321,977
Merck & Co., Inc.	555,746	32,716,767
Pfizer, Inc.	1,111,325	36,095,836
		126,890,413
Semiconductors and Semiconductor Equipment — 5.8%
Analog Devices, Inc.	196,473	14,267,869
Applied Materials, Inc.	706,835	22,809,566
Intel Corp.	956,289	34,684,602
KLA-Tencor Corp.	16,913	1,330,715
Maxim Integrated Products, Inc.	82,220	3,171,225
QUALCOMM, Inc.	370,851	24,179,485
Texas Instruments, Inc.	237,534	17,332,856
		117,776,318
Software — 5.1%
CA, Inc.	422,321	13,417,138
Microsoft Corp.	1,099,529	68,324,732
Oracle Corp.	598,576	23,015,247
		104,757,117
Specialty Retail — 1.3%
American Eagle Outfitters, Inc.	537,489	8,153,708
Best Buy Co., Inc.	423,600	18,075,012
		26,228,720
Technology Hardware, Storage and Peripherals — 5.3%
Apple, Inc.	578,241	66,971,873
HP, Inc.	1,304,623	19,360,605
NetApp, Inc.	290,353	10,240,750
Seagate Technology plc	321,205	12,260,395
		108,833,623
Tobacco — 1.4%
Philip Morris International, Inc.	313,840	28,713,222
TOTAL COMMON STOCKS (Cost $1,592,733,993)		2,020,335,325
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $11,953,149), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $11,716,130)		11,716,000

9

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,450,711	$8,450,711
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,166,711)		20,166,711
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,612,900,704)		2,040,502,036
OTHER ASSETS AND LIABILITIES†		(922,776)
TOTAL NET ASSETS — 100.0%		$2,039,579,260

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,612,900,704)	$2,040,502,036
Cash	114,726
Receivable for capital shares sold	971,308
Dividends and interest receivable	3,675,330
2,045,263,400

Liabilities
Payable for capital shares redeemed	4,496,231
Accrued management fees	1,127,005
Distribution and service fees payable	60,904
5,684,140

Net Assets	$2,039,579,260

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,601,736,210
Distributions in excess of net investment income	(71,705)
Undistributed net realized gain	10,313,423
Net unrealized appreciation	427,601,332
$2,039,579,260

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$1,639,253,894	45,923,035	$35.70
Institutional Class, $0.01 Par Value	$163,136,869	4,565,459	$35.73
A Class, $0.01 Par Value	$204,954,470	5,748,770	$35.65*
C Class, $0.01 Par Value	$7,306,639	205,236	$35.60
R Class, $0.01 Par Value	$24,927,388	698,420	$35.69
*Maximum offering price $37.82 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $30,731)	$28,878,969
Interest	12,019
28,890,988

Expenses:
Management fees	6,517,891
Distribution and service fees:
A Class	261,510
C Class	35,283
R Class	61,879
Directors' fees and expenses	63,999
Other expenses	1,432
6,941,994

Net investment income (loss)	21,948,994

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	66,203,303
Futures contract transactions	56,865
Foreign currency transactions	(794)
66,259,374

Change in net unrealized appreciation (depreciation) on investments	67,795,492

Net realized and unrealized gain (loss)	134,054,866

Net Increase (Decrease) in Net Assets Resulting from Operations	$156,003,860

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED) AND YEAR ENDED JUNE 30, 2016
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$21,948,994	$45,166,235
Net realized gain (loss)	66,259,374	(20,226,396)
Change in net unrealized appreciation (depreciation)	67,795,492	(11,671,361)
Net increase (decrease) in net assets resulting from operations	156,003,860	13,268,478

Distributions to Shareholders
From net investment income:
Investor Class	(18,470,165)	(38,365,924)
Institutional Class	(2,108,124)	(3,238,375)
A Class	(2,078,866)	(4,767,828)
C Class	(43,297)	(107,495)
R Class	(218,772)	(385,565)
From net realized gains:
Investor Class	(26,526,582)	(97,868,677)
Institutional Class	(2,969,981)	(7,414,764)
A Class	(3,357,390)	(13,620,564)
C Class	(117,408)	(493,788)
R Class	(400,365)	(1,181,595)
Decrease in net assets from distributions	(56,290,950)	(167,444,575)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	25,163,375	23,941,525

Net increase (decrease) in net assets	124,876,285	(130,234,572)

Net Assets
Beginning of period	1,914,702,975	2,044,937,547
End of period	$2,039,579,260	$1,914,702,975

Undistributed (distributions in excess of) net investment income	$(71,705)	$898,525

See Notes to Financial Statements.

13

Notes to Financial Statements

DECEMBER 31, 2016 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Income & Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks. Income is a secondary objective.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only

15

individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2016 was 0.66% for the Investor Class, A Class, C Class and R Class and 0.46% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,051,737 and $1,928,286, respectively. The effect of interfund transactions on the Statement of Operations was $206,789 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2016 were $876,618,647 and $868,801,173, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2016		Year ended June 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	300,000,000		300,000,000
Sold	1,785,731	$63,278,972	2,570,316	$86,770,800
Issued in reinvestment of distributions	1,192,476	43,130,913	3,982,081	131,051,786
Redeemed	(2,807,901)	(99,258,385)	(5,812,015)	(196,809,510)
	170,306	7,151,500	740,382	21,013,076
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	1,735,978	61,891,840	816,069	27,561,359
Issued in reinvestment of distributions	140,189	5,074,403	322,790	10,642,236
Redeemed	(1,069,967)	(38,560,647)	(798,260)	(27,106,046)
	806,200	28,405,596	340,599	11,097,549
A Class/Shares Authorized	65,000,000		65,000,000
Sold	480,023	17,006,814	854,433	28,620,972
Issued in reinvestment of distributions	141,219	5,103,702	530,158	17,411,948
Redeemed	(936,158)	(33,139,228)	(1,840,006)	(62,129,542)
	(314,916)	(11,028,712)	(455,415)	(16,096,622)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	17,826	632,045	26,445	887,112
Issued in reinvestment of distributions	3,747	135,454	15,355	501,920
Redeemed	(15,468)	(546,202)	(66,091)	(2,176,535)
	6,105	221,297	(24,291)	(787,503)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	149,117	5,273,914	375,734	12,613,710
Issued in reinvestment of distributions	5,807	210,099	18,106	594,687
Redeemed	(143,390)	(5,070,319)	(132,890)	(4,493,372)
	11,534	413,694	260,950	8,715,025
Net increase (decrease)	679,229	$25,163,375	862,225	$23,941,525

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,020,335,325	—	—
Temporary Cash Investments	8,450,711	$11,716,000	—
	$2,028,786,036	$11,716,000	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2016, the effect of equity price risk derivative instruments on the Statement of Operations was $56,865 in net realized gain (loss) on futures contract transactions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,617,558,879
Gross tax appreciation of investments	$463,578,804
Gross tax depreciation of investments	(40,635,647)
Net tax appreciation (depreciation) of investments	$422,943,157

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2016, the fund had accumulated short-term capital losses of $(18,163,775), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$33.91	0.39	2.40	2.79	(0.41)	(0.59)	(1.00)	$35.70	8.16%	0.67%(4)	2.18%(4)	44%	$1,639,254
2016	$36.78	0.82	(0.61)	0.21	(0.84)	(2.24)	(3.08)	$33.91	1.00%	0.68%	2.40%	79%	$1,551,664
2015	$38.52	0.81	0.29	1.10	(0.79)	(2.05)	(2.84)	$36.78	2.87%	0.67%	2.11%	79%	$1,655,693
2014	$31.58	0.77	6.95	7.72	(0.78)	—	(0.78)	$38.52	24.66%	0.67%	2.17%	76%	$1,708,291
2013	$26.29	0.68	5.27	5.95	(0.66)	—	(0.66)	$31.58	22.86%	0.68%	2.39%	74%	$1,417,796
2012	$25.54	0.43	0.76	1.19	(0.44)	—	(0.44)	$26.29	4.75%	0.68%	1.73%	53%	$1,306,254
Institutional Class
2016(3)	$33.95	0.43	2.38	2.81	(0.44)	(0.59)	(1.03)	$35.73	8.27%	0.47%(4)	2.38%(4)	44%	$163,137
2016	$36.82	0.88	(0.60)	0.28	(0.91)	(2.24)	(3.15)	$33.95	1.21%	0.48%	2.60%	79%	$127,626
2015	$38.55	0.88	0.30	1.18	(0.86)	(2.05)	(2.91)	$36.82	3.10%	0.47%	2.31%	79%	$125,872
2014	$31.61	0.84	6.95	7.79	(0.85)	—	(0.85)	$38.55	24.89%	0.47%	2.37%	76%	$89,218
2013	$26.31	0.74	5.27	6.01	(0.71)	—	(0.71)	$31.61	23.12%	0.48%	2.59%	74%	$68,152
2012	$25.56	0.48	0.76	1.24	(0.49)	—	(0.49)	$26.31	4.96%	0.48%	1.93%	53%	$97,809
A Class
2016(3)	$33.87	0.34	2.39	2.73	(0.36)	(0.59)	(0.95)	$35.65	8.03%	0.92%(4)	1.93%(4)	44%	$204,954
2016	$36.74	0.73	(0.61)	0.12	(0.75)	(2.24)	(2.99)	$33.87	0.75%	0.93%	2.15%	79%	$205,390
2015	$38.48	0.71	0.29	1.00	(0.69)	(2.05)	(2.74)	$36.74	2.62%	0.92%	1.86%	79%	$239,515
2014	$31.55	0.68	6.94	7.62	(0.69)	—	(0.69)	$38.48	24.34%	0.92%	1.92%	76%	$232,471
2013	$26.26	0.63	5.24	5.87	(0.58)	—	(0.58)	$31.55	22.58%	0.93%	2.14%	74%	$191,007
2012	$25.52	0.37	0.74	1.11	(0.37)	—	(0.37)	$26.26	4.46%	0.93%	1.48%	53%	$116,762

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(3)	$33.82	0.21	2.38	2.59	(0.22)	(0.59)	(0.81)	$35.60	7.62%	1.67%(4)	1.18%(4)	44%	$7,307
2016	$36.68	0.47	(0.60)	(0.13)	(0.49)	(2.24)	(2.73)	$33.82	0.01%	1.68%	1.40%	79%	$6,734
2015	$38.42	0.42	0.29	0.71	(0.40)	(2.05)	(2.45)	$36.68	1.86%	1.67%	1.11%	79%	$8,195
2014	$31.50	0.41	6.93	7.34	(0.42)	—	(0.42)	$38.42	23.42%	1.67%	1.17%	76%	$5,445
2013	$26.23	0.41	5.23	5.64	(0.37)	—	(0.37)	$31.50	21.63%	1.68%	1.39%	74%	$1,965
2012	$25.48	0.18	0.76	0.94	(0.19)	—	(0.19)	$26.23	3.73%	1.68%	0.73%	53%	$1,151
R Class
2016(3)	$33.91	0.30	2.38	2.68	(0.31)	(0.59)	(0.90)	$35.69	7.88%	1.17%(4)	1.68%(4)	44%	$24,927
2016	$36.77	0.65	(0.60)	0.05	(0.67)	(2.24)	(2.91)	$33.91	0.52%	1.18%	1.90%	79%	$23,290
2015	$38.51	0.60	0.31	0.91	(0.60)	(2.05)	(2.65)	$36.77	2.36%	1.17%	1.61%	79%	$15,663
2014	$31.57	0.59	6.95	7.54	(0.60)	—	(0.60)	$38.51	24.05%	1.17%	1.67%	76%	$3,577
2013	$26.28	0.57	5.23	5.80	(0.51)	—	(0.51)	$31.57	22.26%	1.18%	1.89%	74%	$2,050
2012	$25.54	0.31	0.74	1.05	(0.31)	—	(0.31)	$26.28	4.19%	1.18%	1.23%	53%	$997

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91456 1702

Semiannual Report

December 31, 2016

International Core Equity Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2016. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

A Volatile Period Defined by Populist, Anti-Globalization Political Surprises

The reporting period produced widely divergent investment results under unsettled economic and market conditions in the wake of Brexit (the U.K.’s unexpected vote to leave the European Union) and Donald Trump’s victory in the U.S. presidential election. These market-moving political events were eye-opening manifestations of populist and anti-globalization political movements influenced partly by lingering economic weakness and extreme central bank monetary stimulus since the world-wide Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from its setbacks during the first six weeks of 2016, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China appeared to stabilize, and oil prices retraced some of their losses on signs that the major oil-producing countries might be able to cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth. Risk-on sentiment prevailed for the reporting period, with stocks and other higher-risk assets outperforming government bonds. Trump’s win, his fiscal stimulus proposals, and concerns about higher inflation and interest rates weighed on high-quality government bonds.

Looking ahead, Trump’s victory unleashed potentially far-reaching ramifications that are still unfolding. What’s clear is that his policy proposals and unpredictable nature make uncertainty more certain, which could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, diversified, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2016
Top Ten Holdings	% of net assets
HSBC Holdings plc	2.4%
Roche Holding AG	2.3%
Royal Dutch Shell plc, B Shares	1.9%
Nestle SA	1.7%
GlaxoSmithKline plc	1.7%
ING Groep NV	1.5%
BNP Paribas SA	1.4%
ABB Ltd.	1.3%
Imperial Brands plc	1.3%
Australia & New Zealand Banking Group Ltd.	1.3%

Investments by Country	% of net assets
Japan	23.3%
United Kingdom	16.7%
Germany	10.1%
Switzerland	8.6%
France	8.1%
Australia	5.5%
Hong Kong	4.3%
Netherlands	4.3%
Spain	3.7%
Sweden	2.0%
Other Countries	11.6%
Exchange-Traded Funds(1)	1.8%
Other Assets and Liabilities	—(2)
(1) Category may increase exposure to the countries indicated. The Schedule of Investments provides additonal information on the fund's portfolio holdings.
(2) Category is less than 0.05% of total net assets.

Types of Investments in Portfolio	% of net assets
Common Stocks	98.2%
Exchange-Traded Funds	1.8%
Total Equity Exposure	100.0%
Other Assets and Liabilities	—(3)
(3) Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1) 7/1/16 - 12/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,038.00	$5.91	1.15%
Institutional Class	$1,000	$1,040.00	$4.88	0.95%
A Class	$1,000	$1,038.00	$7.19	1.40%
C Class	$1,000	$1,034.30	$11.02	2.15%
R Class	$1,000	$1,035.50	$8.47	1.65%
Hypothetical
Investor Class	$1,000	$1,019.41	$5.85	1.15%
Institutional Class	$1,000	$1,020.42	$4.84	0.95%
A Class	$1,000	$1,018.15	$7.12	1.40%
C Class	$1,000	$1,014.37	$10.92	2.15%
R Class	$1,000	$1,016.89	$8.39	1.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.2%
Australia — 5.5%
Aristocrat Leisure Ltd.	17,722	$197,738
Australia & New Zealand Banking Group Ltd.	17,269	378,049
BlueScope Steel Ltd.	10,585	70,433
Coca-Cola Amatil Ltd.	8,677	63,279
Dexus Property Group	9,000	62,647
Downer EDI Ltd.	43,767	191,721
Flight Centre Travel Group Ltd.	2,541	57,173
Fortescue Metals Group Ltd.	50,934	215,083
Goodman Group	13,900	71,712
Mineral Resources Ltd.	8,078	70,283
Scentre Group	23,914	80,266
Southern Cross Media Group Ltd.	35,396	39,321
Westpac Banking Corp.	6,313	147,888
		1,645,593
Austria — 1.2%
OMV AG	10,152	357,622
Belgium — 0.8%
Bekaert SA	1,808	72,994
KBC Group NV	2,575	159,388
		232,382
Denmark — 1.3%
Novo Nordisk A/S, B Shares	3,167	113,757
Vestas Wind Systems A/S	4,129	268,348
		382,105
Finland — 0.3%
UPM-Kymmene Oyj	3,330	81,608
France — 8.1%
BNP Paribas SA	6,689	426,099
Cie Generale des Etablissements Michelin, Class B	138	15,350
Faurecia	1,252	48,522
Nexans SA(1)	2,082	107,666
Orange SA	1,589	24,114
Peugeot SA(1)	17,299	282,012
Safran SA	4,866	350,339
Sanofi	1,404	113,550
Societe Generale SA	1,658	81,392
TOTAL SA	6,141	313,484
Ubisoft Entertainment SA(1)	6,172	219,566
Valeo SA	4,332	248,915
Vinci SA	3,169	215,553
		2,446,562
Germany — 10.1%
Allianz SE	365	60,336
BASF SE	1,237	115,364
Bayer AG	2,529	263,840

6

	Shares	Value
Continental AG	1,089	$211,990
Daimler AG	1,298	96,332
Deutsche Bank AG(1)	1,692	30,620
Deutsche Telekom AG	8,485	145,769
E.ON SE	24,842	173,268
Hannover Rueck SE	2,925	316,662
HOCHTIEF AG	1,622	226,804
METRO AG	9,056	300,537
Muenchener Rueckversicherungs-Gesellschaft AG	1,613	305,070
ProSiebenSat.1 Media SE	6,114	236,354
Siemens AG	1,787	219,661
STADA Arzneimittel AG	5,621	290,433
Uniper SE(1)	3,484	47,806
		3,040,846
Hong Kong — 4.3%
BOC Hong Kong Holdings Ltd.	90,500	324,007
Hang Seng Bank Ltd.	8,900	164,950
Hong Kong Exchanges & Clearing Ltd.	2,400	56,476
Link REIT	34,500	222,783
New World Development Co. Ltd.	99,000	103,771
PCCW Ltd.	125,000	67,363
Sands China Ltd.	14,000	60,211
WH Group Ltd.	364,500	293,476
		1,293,037
India — 1.3%
Maruti Suzuki India Ltd.	1,157	90,123
Tata Power Co. Ltd.	103,096	115,205
Vedanta Resources plc	18,808	201,522
		406,850
Israel — 0.3%
Tower Semiconductor Ltd.(1)	4,473	84,621
Italy — 1.7%
Enel SpA	79,196	348,512
Eni SpA	9,542	154,705
		503,217
Japan — 23.3%
Astellas Pharma, Inc.	10,100	139,998
Bridgestone Corp.	4,600	165,472
Canon, Inc.	2,700	75,610
Central Japan Railway Co.	1,000	164,244
Coca-Cola West Co. Ltd.	1,500	44,143
CyberAgent, Inc.	3,900	96,239
Daiichi Sankyo Co. Ltd.	13,600	277,752
Daito Trust Construction Co. Ltd.	1,000	150,191
Fuji Heavy Industries Ltd.	6,600	268,463
Fujitsu General Ltd.	3,000	63,500
Hitachi Chemical Co. Ltd.	8,600	214,606
Hitachi Construction Machinery Co. Ltd.	7,900	170,559
Hitachi High-Technologies Corp.	5,200	209,300
Honda Motor Co. Ltd.	2,000	58,226
KDDI Corp.	7,500	189,359

7

	Shares	Value
Komatsu Ltd.	2,500	$56,428
Konami Holdings Corp.	4,100	165,197
Leopalace21 Corp.	13,900	76,707
Miraca Holdings, Inc.	5,200	232,898
Mitsubishi Chemical Holdings Corp.	48,400	311,891
Mitsubishi Corp.	2,700	57,373
Mitsubishi Electric Corp.	10,000	139,016
Mitsubishi UFJ Financial Group, Inc.	32,400	199,194
Mitsui Chemicals, Inc.	33,000	147,846
Mizuho Financial Group, Inc.	123,100	220,384
Nippon Telegraph & Telephone Corp.	8,600	361,508
Nitto Denko Corp.	600	45,941
NSK Ltd.	8,900	102,651
NTT DOCOMO, Inc.	7,600	172,830
Oracle Corp. Japan	1,600	80,515
ORIX Corp.	18,600	288,161
Recruit Holdings Co. Ltd.	2,400	96,108
Sega Sammy Holdings, Inc.	3,200	47,515
Seiko Epson Corp.	7,200	152,090
SoftBank Group Corp.	700	46,212
Sony Corp.	6,400	177,863
Sumitomo Corp.	4,800	56,387
Sumitomo Mitsui Financial Group, Inc.	3,400	128,894
Suzuki Motor Corp.	4,100	143,922
Toho Gas Co. Ltd.	20,000	162,430
Toshiba Plant Systems & Services Corp.	13,800	181,440
Tosoh Corp.	27,000	190,599
Toyota Boshoku Corp.	12,000	275,150
Toyota Motor Corp.	4,800	280,221
Toyota Tsusho Corp.	3,200	83,147
TS Tech Co. Ltd.	1,600	41,084
		7,009,264
Netherlands — 4.3%
Brunel International NV	2,614	42,274
Heineken Holding NV	637	44,295
ING Groep NV	31,453	442,636
Koninklijke Ahold Delhaize NV	15,654	329,482
Koninklijke Philips NV	3,079	93,851
NN Group NV	5,055	171,176
Unilever NV CVA	4,009	164,768
		1,288,482
New Zealand — 0.9%
Meridian Energy Ltd.	38,433	69,268
Spark New Zealand Ltd.	89,095	210,655
		279,923
Norway — 1.1%
Subsea 7 SA(1)	26,443	334,252
Singapore — 0.8%
Jardine Cycle & Carriage Ltd.	5,000	141,530
United Overseas Bank Ltd.	6,800	95,430
		236,960

8

	Shares	Value
South Korea — 1.4%
Hyosung Corp.	524	$63,022
Hyundai Development Co-Engineering & Construction	2,221	82,484
Lotte Chemical Corp.	372	113,005
NAVER Corp.	124	79,419
Samsung Electronics Co. Ltd.	67	98,996
		436,926
Spain — 3.7%
ACS Actividades de Construccion y Servicios SA	1,650	52,016
Amadeus IT Group SA, A Shares	5,222	237,232
Banco Santander SA	40,454	211,179
Indra Sistemas SA(1)	8,240	90,264
Mediaset Espana Comunicacion SA	25,512	299,355
Telefonica SA	24,372	226,002
		1,116,048
Sweden — 2.0%
Atlas Copco AB, A Shares	6,067	184,422
Axfood AB	9,868	154,949
Electrolux AB	11,220	278,578
		617,949
Switzerland — 8.6%
ABB Ltd.	18,733	394,355
Credit Suisse Group AG	2,113	30,172
dormakaba Holding AG	406	301,857
Nestle SA	7,251	520,086
Novartis AG	2,000	145,477
Pargesa Holding SA	773	50,337
Roche Holding AG	3,023	688,800
SGS SA	75	152,308
Swiss Re AG	1,430	135,480
UBS Group AG	8,988	140,706
Zurich Insurance Group AG	152	41,749
		2,601,327
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,500	71,875
Uni-President Enterprises Corp.	52,000	85,844
		157,719
United Kingdom — 16.7%
AA plc	36,845	125,682
Anglo American plc(1)	3,371	47,281
AstraZeneca plc	934	50,654
Barclays plc	42,604	117,032
BP plc	36,684	227,936
British American Tobacco plc	5,788	328,636
BT Group plc	2,839	12,856
Centamin plc	14,966	25,266
Centrica plc	69,597	200,513
esure Group plc	14,140	35,084
Evraz plc(1)	48,439	131,513
Experian plc	4,687	90,722
GlaxoSmithKline plc	26,628	508,519

9

	Shares	Value
Glencore plc(1)	17,560	$59,021
HSBC Holdings plc	90,273	729,914
Imperial Brands plc	8,927	388,340
Investec plc	38,672	255,692
Johnson Matthey plc	1,104	43,138
Legal & General Group plc	37,276	113,534
Prudential plc	5,949	118,660
Reckitt Benckiser Group plc	570	48,184
Rio Tinto plc	9,919	377,722
Royal Dutch Shell plc, B Shares	19,743	563,382
Unilever plc	5,343	216,125
UNITE Group plc (The)	15,223	113,802
Vodafone Group plc	40,104	98,635
		5,027,843
TOTAL COMMON STOCKS (Cost $28,898,368)		29,581,136
EXCHANGE-TRADED FUNDS — 1.8%
iShares MSCI Japan ETF	6,136	299,805
iShares MSCI EAFE ETF	4,200	242,466
TOTAL EXCHANGE-TRADED FUNDS (Cost $542,625)		542,271
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $29,440,993)		30,123,407
OTHER ASSETS AND LIABILITIES†		(10,966)
TOTAL NET ASSETS — 100.0%		$30,112,441

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	19.9%
Industrials	13.6%
Consumer Discretionary	13.4%
Consumer Staples	9.9%
Health Care	9.6%
Materials	8.3%
Energy	6.5%
Information Technology	5.1%
Telecommunication Services	5.1%
Utilities	3.8%
Real Estate	3.0%
Exchange-Traded Funds	1.8%
Other Assets and Liabilities†	—

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

DECEMBER 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $29,440,993)	$30,123,407
Foreign currency holdings, at value (cost of $14,104)	14,111
Receivable for investments sold	196,396
Receivable for capital shares sold	3,191
Dividends and interest receivable	59,119
30,396,224

Liabilities
Disbursements in excess of demand deposit cash	165,046
Payable for capital shares redeemed	86,955
Accrued management fees	29,188
Distribution and service fees payable	2,278
Accrued foreign taxes	316
283,783

Net Assets	$30,112,441

Net Assets Consist of:
Capital (par value and paid-in surplus)	$36,056,573
Distributions in excess of net investment income	(322,995)
Accumulated net realized loss	(6,300,745)
Net unrealized appreciation	679,608
$30,112,441

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$21,576,763	2,768,919	$7.79
Institutional Class, $0.01 Par Value	$1,465,178	187,803	$7.80
A Class, $0.01 Par Value	$5,429,794	695,303	$7.81*
C Class, $0.01 Par Value	$1,028,308	132,024	$7.79
R Class, $0.01 Par Value	$612,398	78,590	$7.79
*Maximum offering price $8.29 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $20,901)	$404,529
Interest	453
404,982

Expenses:
Management fees	175,304
Distribution and service fees:
A Class	7,443
C Class	5,432
R Class	1,539
Directors' fees and expenses	980
Other expenses	208
190,906

Net investment income (loss)	214,076

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(641))	(293,360)
Foreign currency transactions	(14,978)
(308,338)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $(316))	1,209,250
Translation of assets and liabilities in foreign currencies	(153)
1,209,097

Net realized and unrealized gain (loss)	900,759

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,114,835

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED) AND YEAR ENDED JUNE 30, 2016
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$214,076	$596,211
Net realized gain (loss)	(308,338)	(3,505,814)
Change in net unrealized appreciation (depreciation)	1,209,097	(1,247,420)
Net increase (decrease) in net assets resulting from operations	1,114,835	(4,157,023)

Distributions to Shareholders
From net investment income:
Investor Class	(587,847)	(454,533)
Institutional Class	(41,732)	(33,011)
A Class	(131,570)	(128,078)
C Class	(17,203)	(11,272)
R Class	(13,240)	(8,431)
Decrease in net assets from distributions	(791,592)	(635,325)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	800,966	(93,154)

Redemption Fees
Increase in net assets from redemption fees	1,290	11,621

Net increase (decrease) in net assets	1,125,499	(4,873,881)

Net Assets
Beginning of period	28,986,942	33,860,823
End of period	$30,112,441	$28,986,942

Undistributed (distributions in excess of) net investment income	$(322,995)	$254,521

See Notes to Financial Statements.

13

Notes to Financial Statements

DECEMBER 31, 2016 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Core Equity Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could

14

affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption Fees — The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, American Century Investment Management, Inc. (ACIM), the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.8180% to 1.0000%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2016 was 1.14% for the Investor Class, A Class, C Class and R Class and 0.94% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $152,234 and there were no interfund sales. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2016 were $18,436,658 and $17,733,169, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2016		Year ended June 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	691,737	$5,479,444	1,794,729	$14,683,328
Issued in reinvestment of distributions	73,609	571,945	54,868	439,489
Redeemed	(546,110)	(4,311,452)	(1,816,957)	(14,662,062)
	219,236	1,739,937	32,640	460,755
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	65,600	521,038	127,204	1,006,633
Issued in reinvestment of distributions	5,364	41,732	4,116	33,011
Redeemed	(36,328)	(287,500)	(160,182)	(1,277,117)
	34,636	275,270	(28,862)	(237,473)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	34,956	275,641	296,869	2,446,797
Issued in reinvestment of distributions	16,881	131,504	15,677	125,885
Redeemed	(191,777)	(1,515,626)	(399,036)	(3,161,451)
	(139,940)	(1,108,481)	(86,490)	(588,769)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	11,913	93,059	43,899	352,058
Issued in reinvestment of distributions	2,029	15,765	1,283	10,279
Redeemed	(29,923)	(236,263)	(26,227)	(211,171)
	(15,981)	(127,439)	18,955	151,166
R Class/Shares Authorized	15,000,000		15,000,000
Sold	3,888	30,626	18,553	150,026
Issued in reinvestment of distributions	1,704	13,240	1,053	8,431
Redeemed	(2,790)	(22,187)	(4,521)	(37,290)
	2,802	21,679	15,085	121,167
Net increase (decrease)	100,753	$800,966	(48,672)	$(93,154)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

17

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$71,875	$29,509,261	—
Exchange-Traded Funds	542,271	—	—
	$614,146	$29,509,261	—

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$29,507,570
Gross tax appreciation of investments	$1,994,921
Gross tax depreciation of investments	(1,379,084)
Net tax appreciation (depreciation) of investments	$615,837

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2016, the fund had accumulated short-term capital losses of $(5,455,205) and accumulated long-term capital losses of $(427,290), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire as follows:

2017*	2018*	Unlimited (Short-Term)	Unlimited (Long-Term)
$(47,669)	$(1,979,923)	$(3,427,613)	$(427,290)

*As a result of a shift in ownership of the fund, the utilization of these capital loss carryovers are limited.

9. Recently Issued Accounting Guidance
In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$7.71	0.06	0.23	0.29	(0.21)	$7.79	3.80%	1.15%(4)	1.46%(4)	58%	$21,577
2016	$8.89	0.16	(1.18)	(1.02)	(0.16)	$7.71	(11.53)%	1.17%	1.94%	117%	$19,646
2015	$9.68	0.24	(0.75)	(0.51)	(0.28)	$8.89	(5.11)%	1.15%	2.67%	96%	$22,366
2014	$7.77	0.26	1.76	2.02	(0.11)	$9.68	26.15%	1.15%	2.61%	125%	$11,859
2013	$6.66	0.22	1.13	1.35	(0.24)	$7.77	20.60%	1.16%	2.85%	101%	$3,233
2012	$8.08	0.15	(1.43)	(1.28)	(0.14)	$6.66	(15.68)%	1.18%	2.42%	113%	$1,917
Institutional Class
2016(3)	$7.72	0.06	0.25	0.31	(0.23)	$7.80	4.00%	0.95%(4)	1.66%(4)	58%	$1,465
2016	$8.90	0.17	(1.17)	(1.00)	(0.18)	$7.72	(11.34)%	0.97%	2.14%	117%	$1,183
2015	$9.69	0.26	(0.75)	(0.49)	(0.30)	$8.90	(4.91)%	0.95%	2.87%	96%	$1,621
2014	$7.78	0.28	1.76	2.04	(0.13)	$9.69	26.37%	0.95%	2.81%	125%	$921
2013	$6.67	0.22	1.15	1.37	(0.26)	$7.78	20.81%	0.96%	3.05%	101%	$504
2012	$8.10	0.18	(1.45)	(1.27)	(0.16)	$6.67	(15.59)%	0.98%	2.62%	113%	$419
A Class
2016(3)	$7.71	0.05	0.24	0.29	(0.19)	$7.81	3.80%	1.40%(4)	1.21%(4)	58%	$5,430
2016	$8.89	0.13	(1.17)	(1.04)	(0.14)	$7.71	(11.75)%	1.42%	1.69%	117%	$6,441
2015	$9.67	0.24	(0.76)	(0.52)	(0.26)	$8.89	(5.25)%	1.40%	2.42%	96%	$8,196
2014	$7.76	0.16	1.84	2.00	(0.09)	$9.67	25.87%	1.40%	2.36%	125%	$3,164
2013	$6.65	0.19	1.15	1.34	(0.23)	$7.76	20.34%	1.41%	2.60%	101%	$2,162
2012	$8.07	0.18	(1.47)	(1.29)	(0.13)	$6.65	(15.92)%	1.43%	2.17%	113%	$1,845

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(3)	$7.66	0.02	0.24	0.26	(0.13)	$7.79	3.43%	2.15%(4)	0.46%(4)	58%	$1,028
2016	$8.84	0.08	(1.18)	(1.10)	(0.08)	$7.66	(12.48)%	2.17%	0.94%	117%	$1,134
2015	$9.62	0.13	(0.72)	(0.59)	(0.19)	$8.84	(6.02)%	2.15%	1.67%	96%	$1,141
2014	$7.72	0.14	1.78	1.92	(0.02)	$9.62	24.92%	2.15%	1.61%	125%	$1,081
2013	$6.62	0.14	1.13	1.27	(0.17)	$7.72	19.40%	2.16%	1.85%	101%	$974
2012	$8.04	0.11	(1.45)	(1.34)	(0.08)	$6.62	(16.62)%	2.18%	1.42%	113%	$698
R Class
2016(3)	$7.69	0.04	0.23	0.27	(0.17)	$7.79	3.55%	1.65%(4)	0.96%(4)	58%	$612
2016	$8.86	0.12	(1.17)	(1.05)	(0.12)	$7.69	(11.90)%	1.67%	1.44%	117%	$583
2015	$9.65	0.16	(0.72)	(0.56)	(0.23)	$8.86	(5.61)%	1.65%	2.17%	96%	$538
2014	$7.74	0.19	1.79	1.98	(0.07)	$9.65	25.62%	1.65%	2.11%	125%	$1,242
2013	$6.64	0.17	1.14	1.31	(0.21)	$7.74	19.93%	1.66%	2.35%	101%	$956
2012	$8.06	0.14	(1.45)	(1.31)	(0.11)	$6.64	(16.15)%	1.68%	1.92%	113%	$795

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
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Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91450 1702

Semiannual Report

December 31, 2016

Multi-Asset Real Return Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2016. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

A Volatile Period Defined by Populist, Anti-Globalization Political Surprises

The reporting period produced widely divergent investment results under unsettled economic and market conditions in the wake of Brexit (the U.K.’s unexpected vote to leave the European Union) and Donald Trump’s victory in the U.S. presidential election. These market-moving political events were eye-opening manifestations of populist and anti-globalization political movements influenced partly by lingering economic weakness and extreme central bank monetary stimulus since the world-wide Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from its setbacks during the first six weeks of 2016, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China appeared to stabilize, and oil prices retraced some of their losses on signs that the major oil-producing countries might be able to cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth. Risk-on sentiment prevailed for the reporting period, with stocks and other higher-risk assets outperforming government bonds. Trump’s win, his fiscal stimulus proposals, and concerns about higher inflation and interest rates weighed on high-quality government bonds.

Looking ahead, Trump’s victory unleashed potentially far-reaching ramifications that are still unfolding. What’s clear is that his policy proposals and unpredictable nature make uncertainty more certain, which could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, diversified, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

DECEMBER 31, 2016
Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	26.4%
Foreign Common Stocks*	9.4%
Corporate Bonds	13.2%
U.S. Treasury Securities	13.2%
Collateralized Mortgage Obligations	12.6%
Exchange-Traded Funds	11.4%
Sovereign Governments and Agencies	3.7%
Commercial Mortgage-Backed Securities	3.0%
Asset-Backed Securities	2.8%
Temporary Cash Investments	4.1%
Other Assets and Liabilities	0.2%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1) 7/1/16 - 12/31/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,000.00	$4.49	0.89%
Investor Class (before waiver)	$1,000	$1,000.00(2)	$5.49	1.09%
Institutional Class (after waiver)	$1,000	$1,001.10	$3.48	0.69%
Institutional Class (before waiver)	$1,000	$1,001.10(2)	$4.49	0.89%
A Class (after waiver)	$1,000	$997.90	$5.74	1.14%
A Class (before waiver)	$1,000	$997.90(2)	$6.75	1.34%
C Class (after waiver)	$1,000	$994.50	$9.50	1.89%
C Class (before waiver)	$1,000	$994.50(2)	$10.51	2.09%
R Class (after waiver)	$1,000	$996.80	$7.00	1.39%
R Class (before waiver)	$1,000	$996.80(2)	$8.00	1.59%
Hypothetical
Investor Class (after waiver)	$1,000	$1,020.72	$4.53	0.89%
Investor Class (before waiver)	$1,000	$1,019.71	$5.55	1.09%
Institutional Class (after waiver)	$1,000	$1,021.73	$3.52	0.69%
Institutional Class (before waiver)	$1,000	$1,020.72	$4.53	0.89%
A Class (after waiver)	$1,000	$1,019.46	$5.80	1.14%
A Class (before waiver)	$1,000	$1,018.45	$6.82	1.34%
C Class (after waiver)	$1,000	$1,015.68	$9.60	1.89%
C Class (before waiver)	$1,000	$1,014.67	$10.61	2.09%
R Class (after waiver)	$1,000	$1,018.20	$7.07	1.39%
R Class (before waiver)	$1,000	$1,017.19	$8.08	1.59%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

Schedule of Investments

DECEMBER 31, 2016 (UNAUDITED)

	Principal Amount/ Shares	Value
COMMON STOCKS — 35.8%
Aerospace and Defense — 0.8%
Huntington Ingalls Industries, Inc.	280	$51,573
Spirit AeroSystems Holdings, Inc., Class A	839	48,956
United Technologies Corp.	452	49,548
		150,077
Air Freight and Logistics — 0.8%
CH Robinson Worldwide, Inc.	631	46,227
Expeditors International of Washington, Inc.	921	48,776
FedEx Corp.	258	48,040
		143,043
Airlines — 0.5%
Delta Air Lines, Inc.	995	48,944
United Continental Holdings, Inc.(1)	678	49,413
		98,357
Banks — 2.4%
Bank of America Corp.	2,199	48,598
Citigroup, Inc.	903	53,665
Citizens Financial Group, Inc.	1,439	51,272
Comerica, Inc.	728	49,584
Fifth Third Bancorp	1,933	52,133
JPMorgan Chase & Co.	620	53,500
KeyCorp	2,771	50,626
Regions Financial Corp.	3,684	52,902
Zions Bancorp	1,179	50,744
		463,024
Beverages — 0.2%
PepsiCo, Inc.	327	34,214
Biotechnology — 0.5%
Amgen, Inc.	211	30,850
Celgene Corp.(1)	268	31,021
Gilead Sciences, Inc.	418	29,933
		91,804
Building Products — 0.5%
Allegion plc	676	43,264
Masco Corp.	1,489	47,082
		90,346
Chemicals — 0.6%
Arkema SA	128	12,505
Celanese Corp.	154	12,126
Covestro AG	197	13,552
Eastman Chemical Co.	159	11,959
Ecolab, Inc.	105	12,308

	Principal Amount/ Shares	Value
LyondellBasell Industries NV, Class A	146	$12,524
PPG Industries, Inc.	124	11,750
RPM International, Inc.	232	12,489
Sherwin-Williams Co. (The)	45	12,093
		111,306
Communications Equipment — 0.4%
Cisco Systems, Inc.	1,489	44,997
F5 Networks, Inc.(1)	286	41,390
		86,387
Construction and Engineering — 0.5%
CIMIC Group Ltd.	2,010	50,533
Jacobs Engineering Group, Inc.(1)	823	46,911
		97,444
Construction Materials — 0.3%
Imerys SA	663	50,235
Consumer Finance — 0.8%
American Express Co.	679	50,300
Discover Financial Services	699	50,391
Synchrony Financial	1,456	52,809
		153,500
Containers and Packaging — 0.8%
Berry Plastics Group, Inc.(1)	1,045	50,923
Packaging Corp. of America	553	46,906
Smurfit Kappa Group plc	2,137	48,994
		146,823
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	312	50,850
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,260	53,588
Verizon Communications, Inc.	989	52,793
		106,381
Electric Utilities — 1.0%
Endesa SA	2,157	45,673
Fortis, Inc.	1,464	45,207
Great Plains Energy, Inc.	1,670	45,675
NextEra Energy, Inc.	388	46,350
		182,905
Electrical Equipment — 0.8%
Eaton Corp. plc	733	49,177
Emerson Electric Co.	879	49,004
Hubbell, Inc.	439	51,232
		149,413
Energy Equipment and Services — 0.2%
FMC Technologies, Inc.(1)	303	10,765
Halliburton Co.	198	10,710
Schlumberger Ltd.	127	10,662
		32,137

	Principal Amount/ Shares	Value
Equity Real Estate Investment Trusts (REITs) — 7.9%
Acadia Realty Trust	693	$22,647
Activia Properties, Inc.	5	23,574
Advance Residence Investment Corp.	4	10,575
Alexandria Real Estate Equities, Inc.	459	51,009
American Campus Communities, Inc.	465	23,143
American Homes 4 Rent	1,398	29,330
Apartment Investment & Management Co., Class A	1,148	52,177
Brixmor Property Group, Inc.	1,987	48,523
Camden Property Trust	535	44,977
Canadian Apartment Properties REIT	685	16,005
Colony Starwood Homes	899	25,900
Dexus Property Group	4,310	30,001
Digital Realty Trust, Inc.	428	42,055
Duke Realty Corp.	2,171	57,662
Empire State Realty Trust, Inc.	1,732	34,969
Gecina SA	148	20,461
General Growth Properties, Inc.	1,371	34,248
GLP J-REIT	22	25,341
Goodman Group	6,085	31,393
Great Portland Estates plc	2,194	18,043
H&R Real Estate Investment Trust	849	14,145
HCP, Inc.	917	27,253
Host Hotels & Resorts, Inc.	2,511	47,307
Hudson Pacific Properties, Inc.	1,375	47,823
Hulic Reit, Inc.	18	30,182
Liberty Property Trust	900	35,550
Link REIT	7,500	48,431
Mack-Cali Realty Corp.	1,008	29,252
Mapletree Commercial Trust	12,806	12,318
Mapletree Industrial Trust	15,700	17,818
Mid-America Apartment Communities, Inc.	519	50,820
Physicians Realty Trust	887	16,818
ProLogis, Inc.	833	43,974
Public Storage	263	58,780
Retail Properties of America, Inc.	1,702	26,092
Safestore Holdings plc	3,977	17,106
Scentre Group	6,089	20,438
Segro plc	8,986	50,853
Shaftesbury plc	54	604
Simon Property Group, Inc.	267	47,438
STORE Capital Corp.	415	10,255
Taubman Centers, Inc.	399	29,498
Unibail-Rodamco SE	246	58,641
Urban Edge Properties	915	25,172
Vornado Realty Trust	669	69,824

	Principal Amount/ Shares	Value
Westfield Corp.	3,036	$20,605
		1,499,030
Food and Staples Retailing — 0.2%
Wal-Mart Stores, Inc.	484	33,454
Food Products — 0.5%
Archer-Daniels-Midland Co.	730	33,324
Mead Johnson Nutrition Co.	460	32,550
Tyson Foods, Inc., Class A	551	33,986
		99,860
Health Care Equipment and Supplies — 0.1%
Zimmer Biomet Holdings, Inc.	233	24,046
Health Care Providers and Services — 0.7%
Aetna, Inc.	238	29,514
Anthem, Inc.	210	30,192
Chartwell Retirement Residences	1,792	19,553
Express Scripts Holding Co.(1)	421	28,960
UnitedHealth Group, Inc.	191	30,568
		138,787
Hotels, Restaurants and Leisure — 1.4%
Darden Restaurants, Inc.	684	49,740
Hilton Worldwide Holdings, Inc.	1,787	48,606
Marriott International, Inc., Class A	1,020	84,334
MGM Resorts International(1)	714	20,585
Wyndham Worldwide Corp.	695	53,077
		256,342
Household Durables — 0.2%
Garmin Ltd.	952	46,162
Household Products — 0.2%
Spectrum Brands Holdings, Inc.	276	33,763
Industrial Conglomerates — 0.5%
3M Co.	284	50,714
Carlisle Cos., Inc.	433	47,755
		98,469
Insurance — 0.3%
Aon plc	445	49,631
Internet and Direct Marketing Retail — 0.3%
Amazon.com, Inc.(1)	66	49,491
Internet Software and Services — 0.4%
Facebook, Inc., Class A(1)	340	39,117
NEXTDC Ltd.(1)	2,701	7,061
VeriSign, Inc.(1)	495	37,655
		83,833
IT Services — 0.4%
Fiserv, Inc.(1)	388	41,237
International Business Machines Corp.	244	40,501
		81,738

	Principal Amount/ Shares	Value
Machinery — 1.5%
Allison Transmission Holdings, Inc.	1,463	$49,288
Illinois Tool Works, Inc.	395	48,372
Ingersoll-Rand plc	649	48,701
Parker-Hannifin Corp.	352	49,280
Stanley Black & Decker, Inc.	391	44,844
Wabtec Corp.	561	46,574
		287,059
Marine — 0.3%
Kuehne + Nagel International AG	370	48,847
Metals and Mining — 1.8%
ArcelorMittal(1)	5,034	37,114
Boliden AB	1,417	36,914
Fortescue Metals Group Ltd.	8,398	35,463
Glencore plc(1)	11,090	37,275
Norsk Hydro ASA	8,399	40,094
Nucor Corp.	599	35,652
Reliance Steel & Aluminum Co.	457	36,350
Rio Tinto plc ADR	1,015	39,037
Steel Dynamics, Inc.	1,091	38,818
		336,717
Multi-Utilities — 1.0%
AGL Energy Ltd.	2,862	45,535
CenterPoint Energy, Inc.	1,853	45,658
Centrica plc	16,555	47,696
Consolidated Edison, Inc.	635	46,787
		185,676
Oil, Gas and Consumable Fuels — 1.7%
BP plc ADR	298	11,139
Cabot Oil & Gas Corp.	450	10,512
Caltex Australia Ltd.	493	10,824
Chevron Corp.	93	10,946
EOG Resources, Inc.	101	10,211
EQT Corp.	143	9,352
EQT Midstream Partners LP	350	26,838
Exxon Mobil Corp.	121	10,922
Inter Pipeline Ltd.	1,182	26,094
Kinder Morgan, Inc.	1,202	24,893
Magellan Midstream Partners LP	357	27,000
Neste Oyj	275	10,557
OMV AG	320	11,273
ONEOK Partners LP	604	25,978
Royal Dutch Shell plc, Class A	408	11,090
TOTAL SA	219	11,179
TransCanada Corp.	568	25,645
Western Gas Partners LP	472	27,735

	Principal Amount/ Shares	Value
Williams Partners LP	733	$27,876
		330,064
Paper and Forest Products — 0.3%
Mondi plc	2,466	50,391
Pharmaceuticals — 0.3%
Johnson & Johnson	272	31,337
Merck & Co., Inc.	497	29,259
		60,596
Real Estate Management and Development — 2.0%
BR Malls Participacoes SA(1)	3,260	11,909
Bumi Serpong Damai Tbk PT	45,000	5,837
Cheung Kong Property Holdings Ltd.	4,500	27,289
China Overseas Land & Investment Ltd.	2,000	5,275
China Resources Land Ltd.	5,555	12,525
City Developments Ltd.	2,400	13,671
Corp. Inmobiliaria Vesta SAB de CV	6,180	7,423
Country Garden Holdings Co.	10,000	5,568
Deutsche Wohnen AG	1,230	38,572
Global Logistic Properties Ltd.	4,600	6,969
Hufvudstaden AB, A Shares	1,494	23,559
Hulic Co. Ltd.	4,300	38,141
Inmobiliaria Colonial SA	2,690	18,655
Longfor Properties Co. Ltd.	4,000	5,061
Mitsubishi Estate Co. Ltd.	3,000	59,468
Sponda Oyj	3,677	16,933
Sun Hung Kai Properties Ltd.	750	9,390
Swire Properties Ltd.	3,200	8,768
UNITE Group plc (The)	2,131	15,931
Vonovia SE	598	19,479
Wharf Holdings Ltd. (The)	3,000	19,715
		370,138
Road and Rail — 0.8%
J.B. Hunt Transport Services, Inc.	513	49,797
Old Dominion Freight Line, Inc.(1)	552	47,356
Union Pacific Corp.	468	48,522
		145,675
Software — 0.8%
CA, Inc.	1,287	40,888
Citrix Systems, Inc.(1)	454	40,547
Oracle Corp.	1,005	38,642
VMware, Inc., Class A(1)	505	39,759
		159,836
Water Utilities — 0.2%
American Water Works Co., Inc.	622	45,008
TOTAL COMMON STOCKS (Cost $6,423,787)		6,752,859

	Principal Amount/ Shares	Value
CORPORATE BONDS — 13.2%
Aerospace and Defense — 0.1%
United Technologies Corp., 3.75%, 11/1/46	$10,000	$9,521
Automobiles — 0.1%
General Motors Co., 5.00%, 4/1/35	10,000	9,766
Banks — 0.1%
Citigroup, Inc., 4.45%, 9/29/27	10,000	10,188
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	10,000	10,155
Constellation Brands, Inc., 3.875%, 11/15/19	50,000	51,878
		62,033
Chemicals — 0.4%
Ashland LLC, 4.75%, 8/15/22	75,000	78,094
Communications Equipment — 0.3%
CommScope, Inc., 4.375%, 6/15/20(2)	50,000	51,250
Consumer Discretionary†
NIKE, Inc., 3.375%, 11/1/46	10,000	9,034
Consumer Finance — 0.5%
CIT Group, Inc., 5.00%, 8/15/22	40,000	41,800
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	50,000	52,750
		94,550
Containers and Packaging — 0.8%
Berry Plastics Corp., 5.50%, 5/15/22	50,000	52,250
Novelis Corp., 6.25%, 8/15/24(2)	50,000	53,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)	50,000	50,875
		156,250
Diversified Financial Services — 0.2%
Bank of America Corp., MTN, 3.25%, 10/21/27	15,000	14,329
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	21,683
MUFG Union Bank N.A., 2.625%, 9/26/18	10,000	10,110
		46,122
Diversified Telecommunication Services — 0.4%
Frontier Communications Corp., 8.50%, 4/15/20	50,000	52,688
Verizon Communications, Inc., 3.65%, 9/14/18	20,000	20,665
		73,353
Equity Real Estate Investment Trusts (REITs) — 0.7%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	81,000
VEREIT Operating Partnership LP, 4.125%, 6/1/21	50,000	51,000
		132,000
Gas Utilities — 0.6%
Energy Transfer Partners LP, 2.50%, 6/15/18	50,000	50,193
MPLX LP, 4.875%, 6/1/25	10,000	10,286
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	50,000	53,250
		113,729

	Principal Amount/ Shares	Value
Health Care Equipment and Supplies — 0.3%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	$50,000	$50,188
Health Care Providers and Services — 1.0%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	12,000	11,791
DaVita, Inc., 5.75%, 8/15/22	50,000	52,438
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	70,000	74,812
HCA, Inc., 4.25%, 10/15/19	50,000	52,125
		191,166
Hotels, Restaurants and Leisure — 0.8%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(2)	50,000	52,375
Boyd Gaming Corp., 6.875%, 5/15/23	50,000	53,937
Scientific Games International, Inc., 7.00%, 1/1/22(2)	50,000	53,875
		160,187
Household Durables — 0.3%
Lennar Corp., 4.75%, 4/1/21	50,000	51,875
Industrial Conglomerates — 0.1%
General Electric Co., 4.125%, 10/9/42	5,000	5,071
United Parcel Service, Inc., 3.40%, 11/15/46	10,000	9,223
		14,294
Insurance — 0.3%
International Lease Finance Corp., 6.25%, 5/15/19	50,000	53,875
Internet Software and Services — 0.2%
Netflix, Inc., 5.375%, 2/1/21	40,000	43,200
IT Services — 0.3%
First Data Corp., 7.00%, 12/1/23(2)	50,000	53,375
Media — 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	40,000	41,500
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	10,000	11,581
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	70,000	71,488
Time Warner Cable LLC, 4.50%, 9/15/42	10,000	9,073
		133,642
Metals and Mining — 0.5%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	50,000	46,750
Teck Resources Ltd., 4.75%, 1/15/22	50,000	50,375
		97,125
Multi-Utilities — 0.7%
Calpine Corp., 5.875%, 1/15/24(2)	50,000	52,375
CMS Energy Corp., 8.75%, 6/15/19	25,000	28,872
Duke Energy Progress LLC, 3.70%, 10/15/46	10,000	9,474
Exelon Generation Co. LLC, 5.60%, 6/15/42	5,000	4,637
IPALCO Enterprises, Inc., 3.45%, 7/15/20	30,000	30,675
		126,033
Oil, Gas and Consumable Fuels — 2.5%
Antero Resources Corp., 5.125%, 12/1/22	50,000	50,750
Bill Barrett Corp., 7.00%, 10/15/22	75,000	72,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	50,000	51,500

	Principal Amount/ Shares	Value
Chesapeake Energy Corp., 8.00%, 12/15/22(2)	$50,000	$54,212
Concho Resources, Inc., 6.50%, 1/15/22	50,000	51,737
Newfield Exploration Co., 5.75%, 1/30/22	40,000	42,350
Oasis Petroleum, Inc., 6.875%, 3/15/22	50,000	51,500
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	50,000	50,875
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	50,000	51,063
		475,987
Road and Rail†
CSX Corp., 3.80%, 11/1/46	10,000	9,291
Specialty Retail — 0.4%
Hertz Corp. (The), 6.75%, 4/15/19	20,000	20,050
United Rentals North America, Inc., 6.125%, 6/15/23	50,000	53,250
		73,300
Technology Hardware, Storage and Peripherals — 0.6%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 4.42%, 6/15/21(2)	60,000	62,094
Western Digital Corp., 10.50%, 4/1/24(2)	50,000	59,250
		121,344
TOTAL CORPORATE BONDS (Cost $2,483,929)		2,500,772
U.S. TREASURY SECURITIES — 13.2%
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25(3)	1,154,052	1,325,818
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	1,210,032	1,170,608
TOTAL U.S. TREASURY SECURITIES (Cost $2,538,154)		2,496,426
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 12.6%
Private Sponsor Collateralized Mortgage Obligations — 8.3%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	4,236	4,372
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	25,403	26,149
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.22%, 1/1/17	54,021	54,048
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 1/1/17	175,669	174,687
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.75%, 1/1/17	31,440	30,467
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 1/1/17	41,867	41,230
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	42,092	43,056
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	6,553	6,606
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.87%, 1/1/17	27,169	26,314
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.01%, 1/1/17	50,276	52,209
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.16%, 1/1/17	44,013	42,189
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.11%, 1/1/17	11,370	11,436

	Principal Amount/ Shares	Value
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, 3.50%, 5/25/46(2)	$100,000	$96,995
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.63%, 1/1/17	5,017	5,175
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 1/1/17(2)	33,863	34,250
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.50%, 1/25/17	13,468	12,386
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 2.81%, 1/25/17	107,315	104,900
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	10,302	10,779
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	103,442	102,204
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	98,966	97,918
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.08%, 1/1/17	33,849	34,008
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.09%, 1/1/17	20,024	19,981
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	42,052	42,006
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	18,759	18,989
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 2.96%, 1/1/17	52,684	47,962
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.08%, 1/1/17	109,380	107,810
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.23%, 1/1/17	101,388	95,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.07%, 1/1/17	28,872	26,884
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	25,576	25,170
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	32,450	32,754
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	7,006	7,195
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	8,985	9,340
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	100,500	99,562
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.31%, 1/1/17	5,793	5,628
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 1/1/17(2)	21,059	21,277
		1,571,797
U.S. Government Agency Collateralized Mortgage Obligations — 4.3%
FHLMC, Series 2016-DNA3, Class M2, VRN, 2.76%, 1/25/17	500,000	504,905
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	30,970	32,823
FNMA, Series 2016-C03, Class 2M2, VRN, 6.66%, 1/25/17	50,000	55,321
FNMA, Series 2016-C04, Class 1M2, VRN, 5.01%, 1/25/17	75,000	77,862
FNMA, Series 2016-C05, Class 2M2, VRN, 5.21%, 1/25/17	125,000	130,130
		801,041
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,357,847)		2,372,838

	Principal Amount/ Shares	Value
EXCHANGE-TRADED FUNDS — 11.4%
Energy Select Sector SPDR Fund	1,967	$148,154
iShares Russell 2000 ETF	2,571	346,699
iShares S&P GSCI Commodity Indexed Trust(1)	7,328	114,830
Materials Select Sector SPDR Fund	1,821	90,504
PowerShares DB Base Metals Fund(1)	13,220	197,242
PowerShares DB Commodity Index Tracking Fund(1)	13,254	209,943
PowerShares DB Energy Fund(1)	9,466	130,725
SPDR Gold Shares(1)	509	55,792
SPDR S&P 500 ETF Trust	2,245	501,825
SPDR S&P Metals & Mining ETF	8,150	247,842
Vanguard High Dividend Yield ETF	1,350	102,290
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,054,265)		2,145,846
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.7%
Brazil — 1.1%
Brazilian Government International Bond, 7.125%, 1/20/37	$200,000	209,500
Dominican Republic — 0.8%
Dominican Republic International Bond, 6.875%, 1/29/26	150,000	156,465
Russia — 1.8%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28	200,000	340,533
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $755,631)		706,498
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 3.0%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	50,000	50,648
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 1/1/17	50,000	54,349
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	24,014
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 1/1/17	50,000	51,491
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(2)	50,000	50,607
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)	50,000	50,303
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 1/1/17	75,000	75,766
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 2.98%, 1/1/17(2)	50,000	48,095
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 1/1/17	50,000	49,197
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	50,000	48,838
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	75,000	72,435
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $598,395)		575,743
ASSET-BACKED SECURITIES(4) — 2.8%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.74%, 1/17/17(2)	45,419	45,286

	Principal Amount/ Shares	Value
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 1.99%, 1/17/17(2)	$49,886	$49,990
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(2)	75,000	74,805
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	34,909	34,269
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(2)	109,623	108,975
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	23,648	23,186
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 1.94%, 1/17/17(2)	25,000	25,086
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	37,022	36,857
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(2)	42,097	42,063
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	38,547	37,868
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	46,011	45,515
TOTAL ASSET-BACKED SECURITIES (Cost $527,602)		523,900
TEMPORARY CASH INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $768,034)	768,034	768,034
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $18,507,644)		18,842,916
OTHER ASSETS AND LIABILITIES — 0.2%		35,179
TOTAL NET ASSETS — 100.0%		$18,878,095

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	232,410	USD	172,964	JPMorgan Chase Bank N.A.	3/15/17	$(5,532)
AUD	3,268	USD	2,359	Credit Suisse AG	3/31/17	(6)
AUD	1,544	USD	1,107	Credit Suisse AG	3/31/17	5
USD	167,991	AUD	232,410	JPMorgan Chase Bank N.A.	3/15/17	558
USD	89,905	AUD	122,726	Credit Suisse AG	3/31/17	1,525
USD	105,232	AUD	143,648	Credit Suisse AG	3/31/17	1,784
USD	48,678	AUD	66,448	Credit Suisse AG	3/31/17	825
USD	2,346	AUD	3,241	Credit Suisse AG	3/31/17	12
USD	2,451	AUD	3,428	Credit Suisse AG	3/31/17	(18)
USD	960	AUD	1,338	Credit Suisse AG	3/31/17	(3)
USD	2,563	AUD	3,551	Credit Suisse AG	3/31/17	6
BRL	536,735	USD	160,819	UBS AG	3/15/17	929
CAD	677,930	USD	510,605	JPMorgan Chase Bank N.A.	3/15/17	(5,256)
CAD	2,147	USD	1,611	Morgan Stanley	3/31/17	(10)
CAD	1,445	USD	1,072	Morgan Stanley	3/31/17	5
CAD	2,864	USD	2,125	Morgan Stanley	3/31/17	10
USD	171,203	CAD	232,380	JPMorgan Chase Bank N.A.	3/15/17	(2,020)
USD	67,387	CAD	90,138	Morgan Stanley	3/31/17	182
USD	51,182	CAD	68,463	Morgan Stanley	3/31/17	138

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,182	CAD	1,583	Morgan Stanley	3/31/17	$1
USD	1,524	CAD	2,035	Morgan Stanley	3/31/17	7
USD	165,494	CHF	168,878	Credit Suisse AG	3/15/17	(1,077)
USD	46,555	CHF	47,805	Credit Suisse AG	3/31/17	(647)
CNY	2,387,949	USD	343,195	UBS AG	3/15/17	(6,735)
USD	338,620	CNY	2,387,949	UBS AG	3/15/17	2,160
EUR	3,290	USD	3,461	UBS AG	3/31/17	18
USD	105,365	EUR	101,040	UBS AG	3/31/17	(1,468)
USD	157,112	EUR	150,663	UBS AG	3/31/17	(2,190)
USD	137,859	EUR	132,199	UBS AG	3/31/17	(1,921)
USD	5,495	EUR	5,260	UBS AG	3/31/17	(67)
USD	3,060	EUR	2,913	UBS AG	3/31/17	(20)
USD	4,198	EUR	4,017	UBS AG	3/31/17	(48)
GBP	401,336	USD	511,290	UBS AG	3/15/17	(15,828)
GBP	1,988	USD	2,478	Credit Suisse AG	3/31/17	(23)
GBP	1,793	USD	2,243	Credit Suisse AG	3/31/17	(29)
GBP	1,835	USD	2,284	Credit Suisse AG	3/31/17	(17)
GBP	2,634	USD	3,229	Credit Suisse AG	3/31/17	25
USD	167,993	GBP	135,796	UBS AG	3/15/17	349
USD	89,588	GBP	72,162	Credit Suisse AG	3/31/17	460
USD	95,277	GBP	76,745	Credit Suisse AG	3/31/17	489
USD	86,602	GBP	69,758	Credit Suisse AG	3/31/17	444
USD	3,092	GBP	2,471	Credit Suisse AG	3/31/17	40
USD	2,787	GBP	2,267	Credit Suisse AG	3/31/17	(12)
USD	6,458	GBP	5,267	Credit Suisse AG	3/31/17	(48)
USD	2,449	GBP	1,998	Credit Suisse AG	3/31/17	(19)
USD	2,786	GBP	2,273	Credit Suisse AG	3/31/17	(21)
HKD	45,609	USD	5,875	Credit Suisse AG	3/31/17	8
HKD	63,384	USD	8,166	Credit Suisse AG	3/31/17	10
HKD	54,832	USD	7,069	Credit Suisse AG	3/31/17	4
USD	155,694	HKD	1,207,468	Credit Suisse AG	3/31/17	(63)
USD	347,570	HUF	101,254,018	UBS AG	3/16/17	2,285
INR	32,844,077	USD	480,479	UBS AG	3/15/17	(723)
JPY	2,353,220	USD	20,235	Credit Suisse AG	3/31/17	(13)
USD	198,933	JPY	23,432,678	Credit Suisse AG	3/31/17	(2,434)
USD	557,043	KRW	652,541,930	UBS AG	3/15/17	16,645
MXN	3,477	USD	168	Credit Suisse AG	3/31/17	(2)
MXN	3,956	USD	189	Credit Suisse AG	3/31/17	—
USD	162,631	MXN	3,406,476	JPMorgan Chase Bank N.A.	3/15/17	(174)
USD	7,201	MXN	150,405	Credit Suisse AG	3/31/17	29
USD	199	MXN	4,136	Credit Suisse AG	3/31/17	2
MYR	771,200	USD	171,721	Goldman Sachs & Co.	3/15/17	(419)
USD	173,792	MYR	771,200	Goldman Sachs & Co.	3/15/17	2,489
NOK	2,907,527	USD	346,933	JPMorgan Chase Bank N.A.	3/15/17	(10,077)
NOK	12,383	USD	1,427	Credit Suisse AG	3/31/17	8
USD	170,569	NOK	1,478,096	JPMorgan Chase Bank N.A.	3/15/17	(678)
USD	163,802	NOK	1,429,431	JPMorgan Chase Bank N.A.	3/15/17	(1,807)
USD	39,517	NOK	343,397	Credit Suisse AG	3/31/17	(272)
USD	846	NOK	7,332	Credit Suisse AG	3/31/17	(3)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	243,336	USD	172,873	JPMorgan Chase Bank N.A.	3/15/17	$(4,178)
USD	167,513	NZD	243,336	JPMorgan Chase Bank N.A.	3/15/17	(1,183)
USD	504,350	PHP	25,267,934	UBS AG	3/15/17	144
USD	173,593	PLN	725,810	UBS AG	3/15/17	359
USD	306,800	PLN	1,304,300	UBS AG	3/15/17	(4,506)
RUB	22,362,212	USD	344,140	UBS AG	3/15/17	14,597
RUB	7,313,423	USD	117,882	UBS AG	3/15/17	(560)
SEK	11,958	USD	1,285	Credit Suisse AG	3/31/17	34
SEK	4,203	USD	459	Credit Suisse AG	3/31/17	5
SEK	8,797	USD	961	Credit Suisse AG	3/31/17	10
USD	36,075	SEK	338,125	Credit Suisse AG	3/31/17	(1,229)
USD	21,074	SEK	197,523	Credit Suisse AG	3/31/17	(718)
USD	828	SEK	7,697	Credit Suisse AG	3/31/17	(22)
USD	826	SEK	7,681	Credit Suisse AG	3/31/17	(22)
USD	475	SEK	4,348	Credit Suisse AG	3/31/17	(5)
SGD	1,955	USD	1,351	Credit Suisse AG	3/31/17	(2)
USD	429,229	SGD	609,144	JPMorgan Chase Bank N.A.	3/15/17	8,746
USD	50,199	SGD	72,559	Credit Suisse AG	3/31/17	115
TRY	589,633	USD	167,002	JPMorgan Chase Bank N.A.	3/15/17	(2,372)
TRY	632,931	USD	178,000	UBS AG	3/15/17	(1,280)
USD	344,705	TRY	1,222,564	JPMorgan Chase Bank N.A.	3/15/17	3,356
TWD	5,493,101	USD	171,587	UBS AG	3/15/17	(2,032)
USD	171,847	TWD	5,493,101	UBS AG	3/15/17	2,292
ZAR	4,572,404	USD	325,461	JPMorgan Chase Bank N.A.	3/15/17	3,135
						$(13,544)

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount	Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
CDX North America High Yield 27 Index	$1,700,000	Sell	5.00%	12/20/21	3.54%	$37,338	$107,998

TOTAL RETURN
Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value
Bank of America N.A.	$1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.21%	3/13/19	$(34,135)
Bank of America N.A.	700,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41%	8/27/20	17,466
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.64%	2/3/20	6,172
Morgan Stanley Capital Services LLC	500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24%	8/19/19	(19,369)
						$(29,866)

*The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

**Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,565,181, which represented 8.3% of total net assets.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements. At the period end, the aggregate value of securities pledged was $116,970.

(4)	Final maturity date indicated, unless otherwise noted.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $18,507,644)	$18,842,916
Cash	430
Foreign currency holdings, at value (cost of $1,181)	1,170
Receivable for investments sold	26,549
Receivable for capital shares sold	1,085
Receivable for variation margin on swap agreements	1,445
Unrealized appreciation on forward foreign currency exchange contracts	64,245
Swap agreements, at value	23,638
Interest and dividends receivable	79,683
Other assets	184
19,041,345

Liabilities
Payable for investments purchased	6,618
Payable for capital shares redeemed	8,930
Unrealized depreciation on forward foreign currency exchange contracts	77,789
Swap agreements, at value	53,504
Accrued management fees	13,837
Distribution and service fees payable	2,572
163,250

Net Assets	$18,878,095

Net Assets Consist of:
Capital (par value and paid-in surplus)	$25,288,835
Accumulated net investment loss	(145,908)
Accumulated net realized loss	(6,593,915)
Net unrealized appreciation	329,083
$18,878,095

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$11,638,484	1,234,522	$9.43
Institutional Class, $0.01 Par Value	$1,260,797	133,215	$9.46
A Class, $0.01 Par Value	$3,840,359	410,111	$9.36*
C Class, $0.01 Par Value	$2,031,363	224,786	$9.04
R Class, $0.01 Par Value	$107,092	11,561	$9.26
*Maximum offering price $9.93 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$162,960
Dividends (net of foreign taxes withheld of $3,032)	92,319
255,279

Expenses:
Management fees	111,805
Distribution and service fees:
A Class	5,133
C Class	10,996
R Class	267
Directors' fees and expenses	684
Other expenses	936
129,821
Fees waived	(21,051)
108,770

Net investment income (loss)	146,509

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(17,425)
Futures contract transactions	67,235
Swap agreement transactions	12,782
Foreign currency transactions	28,263
90,855

Change in net unrealized appreciation (depreciation) on:
Investments	(330,025)
Futures contracts	(7,078)
Swap agreements	104,576
Translation of assets and liabilities in foreign currencies	(47,123)
(279,650)

Net realized and unrealized gain (loss)	(188,795)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(42,286)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED) AND YEAR ENDED JUNE 30, 2016
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$146,509	$85,514
Net realized gain (loss)	90,855	(2,729,915)
Change in net unrealized appreciation (depreciation)	(279,650)	1,323,264
Net increase (decrease) in net assets resulting from operations	(42,286)	(1,321,137)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(3,695,387)	(15,188,752)

Net increase (decrease) in net assets	(3,737,673)	(16,509,889)

Net Assets
Beginning of period	22,615,768	39,125,657
End of period	$18,878,095	$22,615,768

Accumulated net investment loss	$(145,908)	$(292,417)

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2016 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Multi-Asset Real Return Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek total real return.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts, forward commitments and swap agreements.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.7754% to 0.8929%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. During the six months ended December 31, 2016, the investment advisor agreed to waive 0.2000% of the fund's management fee. The investment advisor expects this waiver to continue until October 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended December 31, 2016 was $13,219, $1,420, $4,106, $2,199 and $107 for the Investor Class, Institutional Class, A Class, C Class and R Class, respectively. The effective annual management fee before waiver for each class for the six months ended December 31, 2016 was 1.07% for the Investor Class, A Class, C Class and R Class and 0.87% for the Institutional Class. The effective annual management fee after waiver for each class for the six months ended December 31, 2016 was 0.87% for the Investor Class, A Class, C Class and R Class and 0.67% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $120,750 and $91,982, respectively. The effect of interfund transactions on the Statement of Operations was $4,423 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended December 31, 2016 totaled $21,082,102, of which $3,256,302 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended December 31, 2016 totaled $25,185,418, of which $10,696,223 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2016		Year ended June 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	77,482	$733,015	505,975	$4,628,549
Redeemed	(351,830)	(3,304,780)	(1,518,740)	(13,617,174)
	(274,348)	(2,571,765)	(1,012,765)	(8,988,625)
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	55,054	527,020	66,918	620,732
Redeemed	(68,204)	(647,460)	(35,967)	(328,621)
	(13,150)	(120,440)	30,951	292,111
A Class/Shares Authorized	35,000,000		35,000,000
Sold	8,979	84,068	5,563	50,786
Redeemed	(87,928)	(824,933)	(398,208)	(3,592,349)
	(78,949)	(740,865)	(392,645)	(3,541,563)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	2,340	21,255	19,179	168,828
Redeemed	(31,776)	(285,855)	(355,190)	(3,120,673)
	(29,436)	(264,600)	(336,011)	(2,951,845)
R Class/Shares Authorized	15,000,000		15,000,000
Sold	297	2,757	186	1,675
Redeemed	(52)	(474)	(55)	(505)
	245	2,283	131	1,170
Net increase (decrease)	(395,638)	$(3,695,387)	(1,710,339)	$(15,188,752)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Chemicals	$85,249	$26,057	—
Construction and Engineering	46,911	50,533	—
Construction Materials	—	50,235	—
Containers and Packaging	97,829	48,994	—
Electric Utilities	92,025	90,880	—
Equity Real Estate Investment Trusts (REITs)	1,032,496	466,534	—
Health Care Providers and Services	119,234	19,553	—
Internet Software and Services	76,772	7,061	—
Marine	—	48,847	—
Metals and Mining	149,857	186,860	—
Multi-Utilities	92,445	93,231	—
Oil, Gas and Consumable Fuels	249,047	81,017	—
Paper and Forest Products	—	50,391	—
Real Estate Management and Development	—	370,138	—
Other Industries	3,120,663	—	—
Corporate Bonds	—	2,500,772	—
U.S. Treasury Securities	—	2,496,426	—
Collateralized Mortgage Obligations	—	2,372,838	—
Exchange-Traded Funds	2,145,846	—	—
Sovereign Governments and Agencies	—	706,498	—
Commercial Mortgage-Backed Securities	—	575,743	—
Asset-Backed Securities	—	523,900	—
Temporary Cash Investments	768,034	—	—
	$8,076,408	$10,766,508	—
Other Financial Instruments
Swap Agreements	—	$131,636	—
Forward Foreign Currency Exchange Contracts	—	64,245	—
	—	$195,881	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$53,504	—
Forward Foreign Currency Exchange Contracts	—	77,789	—
	—	$131,293	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $1,566,667.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $22,131,718.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average exposure to interest rate risk derivative instruments held during the period was 22 contracts.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk.
The fund's average notional amount held during the period was $3,200,000.

Value of Derivative Instruments as of December 31, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$1,445	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	64,245	Unrealized depreciation on forward foreign currency exchange contracts	$77,789
Other Contracts	Swap agreements	23,638	Swap agreements	53,504
		$89,328		$131,293

*	Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended December 31, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$12,782	Change in net unrealized appreciation (depreciation) on swap agreements	$37,338
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	29,617	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(47,258)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	67,235	Change in net unrealized appreciation (depreciation) on futures contracts	(7,078)
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	67,238
		$109,634		$50,240

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

There are certain risks involved with investing in forward foreign currency exchange contracts. Changes in the value of foreign currencies against the U.S. dollar could result in gains or losses to the fund. The value of a share of the fund is determined in U.S. dollars. As a result, the fund could recognize a gain or loss based solely upon a change in the exchange rate between the foreign currency and the U.S. dollar. Changes in exchange rates may increase losses and lower gains from the fund’s investments. The overall impact on the fund may be significant depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar. Currency trends are unpredictable and exchange rates in foreign currencies may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or Supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

The fund’s commodity-related investments may be subject to greater volatility than investments in traditional securities. The value of the fund’s commodity-related investments may be affected by changes in overall market movements, interest rate changes, and volatility in commodity-related indexes. The value of these investments may also be affected by factors affecting a particular commodity, such as weather, disease, embargoes, tariffs, taxes and economic, political and regulatory developments.

The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$18,665,112
Gross tax appreciation of investments	$484,674
Gross tax depreciation of investments	(306,870)
Net tax appreciation (depreciation) of investments	$177,804

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2016, the fund had accumulated short-term capital losses of $(3,879,362) and accumulated long-term capital losses of $(2,592,798), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2016, the fund had late-year ordinary loss deferrals of $(154,148), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(4)	$9.43	0.07	(0.07)	—	—	—	—	$9.43	0.00%	0.89%(5)	1.09%(5)	1.53%(5)	1.33%(5)	103%	$11,638
2016	$9.54	0.04	(0.15)	(0.11)	—	—	—	$9.43	(1.15)%	0.90%	1.10%	0.47%	0.27%	152%	$14,230
2015	$10.50	0.02	(0.89)	(0.87)	(0.09)	—	(0.09)	$9.54	(8.35)%	0.89%	1.09%	0.24%	0.04%	93%	$24,054
2014	$9.92	0.03	0.57	0.60	(0.02)	—	(0.02)	$10.50	6.09%	0.91%	1.09%	0.27%	0.09%	87%	$28,261
2013	$9.99	(0.03)	(0.04)	(0.07)	—	—	—	$9.92	(0.70)%	1.09%	1.09%	(0.31)%	(0.31)%	85%	$45,728
2012	$10.71	0.01	(0.57)	(0.56)	(0.13)	(0.03)	(0.16)	$9.99	(5.32)%	1.08%	1.09%	0.12%	0.11%	80%	$65,968
Institutional Class
2016(4)	$9.46	0.08	(0.08)	—	—	—	—	$9.46	0.11%	0.69%(5)	0.89%(5)	1.73%(5)	1.53%(5)	103%	$1,261
2016	$9.55	0.08	(0.17)	(0.09)	—	—	—	$9.46	(0.94)%	0.70%	0.90%	0.67%	0.47%	152%	$1,384
2015	$10.53	0.04	(0.89)	(0.85)	(0.13)	—	(0.13)	$9.55	(8.15)%	0.69%	0.89%	0.44%	0.24%	93%	$1,102
2014	$9.94	0.05	0.58	0.63	(0.04)	—	(0.04)	$10.53	6.28%	0.71%	0.89%	0.47%	0.29%	87%	$1,360
2013	$9.99	(0.02)	(0.03)	(0.05)	—	—	—	$9.94	(0.40)%	0.89%	0.89%	(0.11)%	(0.11)%	85%	$2,995
2012	$10.71	0.04	(0.58)	(0.54)	(0.15)	(0.03)	(0.18)	$9.99	(5.13)%	0.88%	0.89%	0.32%	0.31%	80%	$7,078

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(4)	$9.38	0.06	(0.08)	(0.02)	—	—	—	$9.36	(0.21)%	1.14%(5)	1.34%(5)	1.28%(5)	1.08%(5)	103%	$3,840
2016	$9.51	0.03	(0.16)	(0.13)	—	—	—	$9.38	(1.37)%	1.15%	1.35%	0.22%	0.02%	152%	$4,587
2015	$10.45	—(6)	(0.89)	(0.89)	(0.05)	—	(0.05)	$9.51	(8.59)%	1.14%	1.34%	(0.01)%	(0.21)%	93%	$8,385
2014	$9.87	—(6)	0.58	0.58	—	—	—	$10.45	5.88%	1.16%	1.34%	0.02%	(0.16)%	87%	$14,044
2013	$9.97	(0.05)	(0.05)	(0.10)	—	—	—	$9.87	(1.00)%	1.34%	1.34%	(0.56)%	(0.56)%	85%	$23,108
2012	$10.69	(0.02)	(0.56)	(0.58)	(0.11)	(0.03)	(0.14)	$9.97	(5.51)%	1.33%	1.34%	(0.13)%	(0.14)%	80%	$31,305
C Class
2016(4)	$9.09	0.02	(0.07)	(0.05)	—	—	—	$9.04	(0.55)%	1.89%(5)	2.09%(5)	0.53%(5)	0.33%(5)	103%	$2,031
2016	$9.28	(0.05)	(0.14)	(0.19)	—	—	—	$9.09	(2.05)%	1.90%	2.10%	(0.53)%	(0.73)%	152%	$2,310
2015	$10.23	(0.08)	(0.87)	(0.95)	—	—	—	$9.28	(9.29)%	1.89%	2.09%	(0.76)%	(0.96)%	93%	$5,479
2014	$9.74	(0.07)	0.56	0.49	—	—	—	$10.23	5.03%	1.91%	2.09%	(0.73)%	(0.91)%	87%	$9,029
2013	$9.90	(0.12)	(0.04)	(0.16)	—	—	—	$9.74	(1.62)%	2.09%	2.09%	(1.31)%	(1.31)%	85%	$11,025
2012	$10.65	(0.08)	(0.59)	(0.67)	(0.05)	(0.03)	(0.08)	$9.90	(6.33)%	2.08%	2.09%	(0.88)%	(0.89)%	80%	$8,667
R Class
2016(4)	$9.29	0.05	(0.08)	(0.03)	—	—	—	$9.26	(0.32)%	1.39%(5)	1.59%(5)	1.03%(5)	0.83%(5)	103%	$107
2016	$9.44	0.01	(0.16)	(0.15)	—	—	—	$9.29	(1.59)%	1.40%	1.60%	(0.03)%	(0.23)%	152%	$105
2015	$10.38	(0.03)	(0.89)	(0.92)	(0.02)	—	(0.02)	$9.44	(8.88)%	1.39%	1.59%	(0.26)%	(0.46)%	93%	$106
2014	$9.83	(0.02)	0.57	0.55	—	—	—	$10.38	5.60%	1.41%	1.59%	(0.23)%	(0.41)%	87%	$116
2013	$9.94	(0.08)	(0.03)	(0.11)	—	—	—	$9.83	(1.11)%	1.59%	1.59%	(0.81)%	(0.81)%	85%	$136
2012	$10.67	(0.04)	(0.57)	(0.61)	(0.09)	(0.03)	(0.12)	$9.94	(5.78)%	1.58%	1.59%	(0.38)%	(0.39)%	80%	$137

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended December 31, 2016 (unaudited).

(5)	Annualized.

(6)	Per-share amount was less than $0.005.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91458 1702

Semiannual Report

December 31, 2016

NT Core Equity Plus Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2016
Top Ten Long Holdings	% of net assets
Apple, Inc.	3.43%
Alphabet, Inc., Class A	3.19%
Microsoft Corp.	2.96%
Amazon.com, Inc.	2.21%
Facebook, Inc., Class A	2.08%
AT&T, Inc.	1.91%
Exxon Mobil Corp.	1.88%
Intel Corp.	1.83%
Citigroup, Inc.	1.73%
Cisco Systems, Inc.	1.70%

Top Five Short Holdings	% of net assets
CF Industries Holdings, Inc.	(0.96)%
Kirby Corp.	(0.83)%
Clean Harbors, Inc.	(0.83)%
MBIA, Inc.	(0.83)%
AptarGroup, Inc.	(0.81)%

Types of Investments in Portfolio	% of net assets
Common Stocks	127.7%
Exchange-Traded Funds	1.0%
Common Stocks Sold Short	(29.7)%
Temporary Cash Investments	1.5%
Other Assets and Liabilities	(0.5)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1) 7/1/16 - 12/31/16	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,085.50	$9.88	1.88%
Hypothetical
Institutional Class	$1,000	$1,015.73	$9.55	1.88%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

3

Schedule of Investments

DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 127.7%
Aerospace and Defense — 3.1%
Boeing Co. (The)(1)	48,561	$7,559,976
Curtiss-Wright Corp.(1)	8,832	868,716
Moog, Inc., Class A(1)(2)	37,322	2,451,309
United Technologies Corp.(1)	56,735	6,219,291
		17,099,292
Airlines — 2.4%
Hawaiian Holdings, Inc.(1)(2)	64,658	3,685,506
JetBlue Airways Corp.(1)(2)	219,246	4,915,495
United Continental Holdings, Inc.(1)(2)	64,699	4,715,263
		13,316,264
Auto Components — 1.2%
Goodyear Tire & Rubber Co. (The)	71,161	2,196,740
Lear Corp.(1)	32,122	4,251,989
		6,448,729
Automobiles — 0.9%
Ford Motor Co.	420,776	5,104,013
Banks — 4.1%
Bank of America Corp.(1)	71,127	1,571,907
BB&T Corp.(1)	26,002	1,222,614
Citigroup, Inc.	159,849	9,499,826
JPMorgan Chase & Co.(1)	35,711	3,081,502
TCF Financial Corp.	262,660	5,145,509
Wells Fargo & Co.(1)	35,214	1,940,644
		22,462,002
Beverages — 1.7%
Coca-Cola Co. (The)	7,286	302,078
PepsiCo, Inc.(1)	89,081	9,320,545
		9,622,623
Biotechnology — 3.9%
AbbVie, Inc.	65,188	4,082,073
Amgen, Inc.(1)	28,921	4,228,539
Biogen, Inc.(1)(2)	10,971	3,111,156
Celgene Corp.(1)(2)	32,441	3,755,046
Gilead Sciences, Inc.(1)	54,892	3,930,816
Myriad Genetics, Inc.(1)(2)	72,275	1,204,824
United Therapeutics Corp.(1)(2)	9,012	1,292,591
		21,605,045
Building Products — 2.3%
Masonite International Corp.(2)	42,997	2,829,202
Owens Corning(1)	80,886	4,170,482
Universal Forest Products, Inc.(1)	12,437	1,270,813
USG Corp.(1)(2)	162,491	4,692,740
		12,963,237
Capital Markets — 2.4%
Eaton Vance Corp.	110,992	4,648,345

4

	Shares	Value
Evercore Partners, Inc., Class A	63,854	$4,386,770
Goldman Sachs Group, Inc. (The)(1)	9,153	2,191,686
TD Ameritrade Holding Corp.	50,977	2,222,597
		13,449,398
Chemicals — 5.0%
Air Products & Chemicals, Inc.(1)	36,538	5,254,895
Cabot Corp.(1)	87,051	4,399,558
Celanese Corp.(1)	38,034	2,994,797
Dow Chemical Co. (The)(1)	114,235	6,536,527
E.I. du Pont de Nemours & Co.(1)	18,767	1,377,498
Eastman Chemical Co.(1)	13,426	1,009,769
Huntsman Corp.(1)	114,406	2,182,866
Minerals Technologies, Inc.	22,520	1,739,670
W.R. Grace & Co.(1)	27,394	1,852,930
		27,348,510
Commercial Services and Supplies — 0.8%
Herman Miller, Inc.(1)	123,937	4,238,645
Waste Management, Inc.	4,837	342,992
		4,581,637
Communications Equipment — 2.2%
Ciena Corp.(1)(2)	89,495	2,184,573
Cisco Systems, Inc.(1)	310,311	9,377,598
F5 Networks, Inc.(2)	2,468	357,169
		11,919,340
Construction and Engineering — 1.2%
AECOM(2)	96,308	3,501,759
Chicago Bridge & Iron Co. NV (New York)	102,048	3,240,024
		6,741,783
Construction Materials — 0.3%
Eagle Materials, Inc.(1)	17,039	1,678,853
Consumer Finance — 0.6%
Synchrony Financial	84,382	3,060,535
Containers and Packaging — 0.9%
Berry Plastics Group, Inc.(2)	64,198	3,128,368
Sealed Air Corp.(1)	42,232	1,914,799
		5,043,167
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)(2)	23,910	3,896,852
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	246,948	10,502,698
Verizon Communications, Inc.	38,652	2,063,244
		12,565,942
Electric Utilities — 0.6%
Great Plains Energy, Inc.	72,326	1,978,116
PPL Corp.(1)	32,165	1,095,218
		3,073,334
Electrical Equipment — 0.2%
Regal Beloit Corp.	13,430	930,028
Electronic Equipment, Instruments and Components — 0.1%
Belden, Inc.(1)	10,255	766,766

5

	Shares	Value
Energy Equipment and Services — 3.6%
Baker Hughes, Inc.	89,739	$5,830,343
Diamond Offshore Drilling, Inc.(1)	167,349	2,962,077
Dril-Quip, Inc.(1)(2)	80,211	4,816,671
FMC Technologies, Inc.(1)(2)	27,052	961,158
Oceaneering International, Inc.	29,582	834,508
Rowan Cos. plc	225,452	4,258,788
		19,663,545
Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.(1)	7,952	840,367
Host Hotels & Resorts, Inc.	118,950	2,241,018
Sunstone Hotel Investors, Inc.	139,948	2,134,207
WP Carey, Inc.(1)	69,396	4,100,610
		9,316,202
Food and Staples Retailing — 1.7%
CVS Health Corp.(1)	28,464	2,246,094
Wal-Mart Stores, Inc.(1)	103,137	7,128,830
		9,374,924
Food Products — 4.4%
Campbell Soup Co.(1)	71,104	4,299,659
Fresh Del Monte Produce, Inc.(1)	19,802	1,200,595
General Mills, Inc.(1)	44,210	2,730,852
Hormel Foods Corp.	95,816	3,335,355
Ingredion, Inc.(1)	29,779	3,721,184
J.M. Smucker Co. (The)(1)	29,758	3,810,809
Seaboard Corp.(2)	243	960,334
Tyson Foods, Inc., Class A(1)	72,386	4,464,768
		24,523,556
Gas Utilities — 0.6%
National Fuel Gas Co.	5,685	321,998
Southwest Gas Corp.(1)	40,472	3,100,965
		3,422,963
Health Care Equipment and Supplies — 5.0%
Becton Dickinson and Co.(1)	17,979	2,976,423
Boston Scientific Corp.(1)(2)	156,709	3,389,616
C.R. Bard, Inc.(1)	22,723	5,104,949
Danaher Corp.	55,296	4,304,240
Hologic, Inc.(1)(2)	113,781	4,564,894
Medtronic plc	97,842	6,969,286
		27,309,408
Health Care Providers and Services — 2.0%
AmerisourceBergen Corp.(1)	14,714	1,150,488
Express Scripts Holding Co.(2)	47,749	3,284,654
HealthSouth Corp.	9,213	379,944
Laboratory Corp. of America Holdings(1)(2)	12,922	1,658,926
UnitedHealth Group, Inc.(1)	29,034	4,646,601
		11,120,613
Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.(1)(2)	146,097	1,491,651
Cerner Corp.(2)	58,305	2,761,908

6

	Shares	Value
Medidata Solutions, Inc.(1)(2)	48,202	$2,394,193
		6,647,752
Hotels, Restaurants and Leisure — 3.1%
Carnival Corp.(1)	94,722	4,931,227
Cheesecake Factory, Inc. (The)	4,377	262,095
Churchill Downs, Inc.(1)	25,856	3,890,035
Darden Restaurants, Inc.(1)	69,541	5,057,022
McDonald's Corp.(1)	22,345	2,719,833
		16,860,212
Household Products — 3.9%
Church & Dwight Co., Inc.(1)	50,025	2,210,605
Energizer Holdings, Inc.	47,322	2,111,034
Kimberly-Clark Corp.	40,520	4,624,142
Procter & Gamble Co. (The)(1)	101,721	8,552,702
Spectrum Brands Holdings, Inc.(1)	32,481	3,973,401
		21,471,884
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	86,390	1,003,852
Industrial Conglomerates — 2.2%
3M Co.(1)	20,775	3,709,792
Carlisle Cos., Inc.(1)	43,811	4,831,915
General Electric Co.	108,848	3,439,597
		11,981,304
Insurance — 5.5%
Aflac, Inc.(1)	70,909	4,935,266
Allied World Assurance Co. Holdings AG	58,008	3,115,610
Aspen Insurance Holdings Ltd.	81,501	4,482,555
Everest Re Group Ltd.	13,344	2,887,642
Primerica, Inc.(1)	23,608	1,632,493
Prudential Financial, Inc.(1)	58,338	6,070,652
Reinsurance Group of America, Inc.(1)	35,313	4,443,435
Validus Holdings Ltd.	53,086	2,920,261
		30,487,914
Internet and Direct Marketing Retail — 2.2%
Amazon.com, Inc.(2)	16,205	12,151,643
Internet Software and Services — 5.3%
Alphabet, Inc., Class A(1)(2)	22,138	17,543,258
Facebook, Inc., Class A(2)	99,725	11,473,361
VeriSign, Inc.(2)	3,490	265,485
		29,282,104
IT Services — 3.2%
Convergys Corp.(1)	65,712	1,613,887
CoreLogic, Inc.(2)	13,170	485,051
International Business Machines Corp.(1)	53,514	8,882,789
Teradata Corp.(1)(2)	96,060	2,609,950
Xerox Corp.(1)	437,043	3,815,385
		17,407,062
Leisure Products — 0.9%
Brunswick Corp.	77,864	4,246,703
Hasbro, Inc.	6,895	536,362
		4,783,065

7

	Shares	Value
Life Sciences Tools and Services — 2.1%
Bruker Corp.(1)	161,456	$3,419,638
Thermo Fisher Scientific, Inc.(1)	39,808	5,616,909
Waters Corp.(1)(2)	19,133	2,571,284
		11,607,831
Machinery — 4.3%
CLARCOR, Inc.(1)	38,215	3,151,591
Cummins, Inc.(1)	13,639	1,864,042
Fortive Corp.	7,160	383,991
Ingersoll-Rand plc(1)	58,966	4,424,809
Oshkosh Corp.	6,263	404,653
Parker-Hannifin Corp.(1)	4,795	671,300
Snap-on, Inc.(1)	9,946	1,703,451
Stanley Black & Decker, Inc.(1)	46,401	5,321,731
Timken Co. (The)(1)	113,432	4,503,250
Toro Co. (The)(1)	23,061	1,290,263
		23,719,081
Media — 1.6%
Comcast Corp., Class A	5,315	367,001
MSG Networks, Inc., Class A(1)(2)	25,577	549,905
Omnicom Group, Inc.(1)	32,997	2,808,375
Regal Entertainment Group, Class A	32,375	666,925
Time Warner, Inc.	43,669	4,215,368
Twenty-First Century Fox, Inc., Class A	10,295	288,672
		8,896,246
Metals and Mining — 3.4%
Barrick Gold Corp.	252,103	4,028,606
Newmont Mining Corp.	38,024	1,295,478
Nucor Corp.(1)	92,199	5,487,684
Reliance Steel & Aluminum Co.(1)	32,597	2,592,765
Steel Dynamics, Inc.(1)	143,527	5,106,691
		18,511,224
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	17,465	525,173
Multiline Retail — 0.9%
Target Corp.(1)	69,826	5,043,532
Oil, Gas and Consumable Fuels — 6.2%
Apache Corp.(1)	74,253	4,712,838
Chevron Corp.(1)	52,433	6,171,364
Devon Energy Corp.(1)	15,219	695,052
Exxon Mobil Corp.(1)	114,542	10,338,561
Kinder Morgan, Inc.(1)	235,067	4,868,237
ONEOK, Inc.	7,539	432,814
Williams Cos., Inc. (The)	86,490	2,693,299
World Fuel Services Corp.(1)	89,702	4,118,219
		34,030,384
Personal Products — 0.5%
Herbalife Ltd.(1)(2)	35,737	1,720,379
Nu Skin Enterprises, Inc., Class A(1)	25,461	1,216,527
		2,936,906

8

	Shares	Value
Pharmaceuticals — 4.2%
Allergan plc(1)(2)	10,194	$2,140,842
Jazz Pharmaceuticals plc(2)	8,742	953,140
Johnson & Johnson	43,767	5,042,396
Merck & Co., Inc.(1)	154,581	9,100,184
Pfizer, Inc.(1)	175,532	5,701,279
		22,937,841
Professional Services — 0.7%
FTI Consulting, Inc.(1)(2)	84,781	3,821,927
Real Estate Management and Development — 0.2%
Realogy Holdings Corp.	36,229	932,172
Semiconductors and Semiconductor Equipment — 5.9%
Applied Materials, Inc.(1)	190,752	6,155,567
Broadcom Ltd.	5,643	997,513
Intel Corp.(1)	277,708	10,072,469
NVIDIA Corp.(1)	7,002	747,394
QUALCOMM, Inc.(1)	114,236	7,448,187
Teradyne, Inc.(1)	65,250	1,657,350
Texas Instruments, Inc.(1)	31,246	2,280,021
Xilinx, Inc.	49,470	2,986,504
		32,345,005
Software — 7.0%
Activision Blizzard, Inc.	43,068	1,555,185
Adobe Systems, Inc.(2)	26,262	2,703,673
Cadence Design Systems, Inc.(1)(2)	122,034	3,077,697
Electronic Arts, Inc.(2)	28,655	2,256,868
Microsoft Corp.(1)	262,463	16,309,451
Oracle Corp.(1)	125,148	4,811,941
Synopsys, Inc.(1)(2)	81,957	4,823,989
VMware, Inc., Class A(2)	39,750	3,129,518
		38,668,322
Specialty Retail — 2.4%
American Eagle Outfitters, Inc.(1)	245,449	3,723,461
Best Buy Co., Inc.(1)	97,082	4,142,489
Chico's FAS, Inc.	21,571	310,407
Foot Locker, Inc.(1)	65,662	4,654,779
Michaels Cos., Inc. (The)(1)(2)	33,500	685,075
		13,516,211
Technology Hardware, Storage and Peripherals — 3.7%
Apple, Inc.(1)	163,166	18,897,886
HP, Inc.(1)	81,709	1,212,561
NetApp, Inc.	9,928	350,161
		20,460,608
Thrifts and Mortgage Finance — 0.9%
Essent Group Ltd.(1)(2)	150,232	4,863,010
TOTAL COMMON STOCKS (Cost $607,765,636)		703,300,826
EXCHANGE-TRADED FUNDS — 1.0%
SPDR S&P Bank ETF (Cost $5,687,498)	130,575	5,676,095

9

	Shares	Value
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $4,822,009), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $4,723,052)		$4,723,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,406,994	3,406,994
TOTAL TEMPORARY CASH INVESTMENTS (Cost $8,129,994)		8,129,994
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 130.2% (Cost $621,583,128)		717,106,915
COMMON STOCKS SOLD SHORT — (29.7)%
Aerospace and Defense — (0.4)%
TransDigm Group, Inc.	(9,577)	(2,384,290)
Airlines — (0.7)%
Spirit Airlines, Inc.	(71,748)	(4,151,339)
Biotechnology — (1.1)%
Alnylam Pharmaceuticals, Inc.	(23,576)	(882,686)
Bluebird Bio, Inc.	(19,407)	(1,197,412)
Ionis Pharmaceuticals, Inc.	(30,880)	(1,476,990)
Neurocrine Biosciences, Inc.	(9,562)	(370,049)
Portola Pharmaceuticals, Inc.	(20,288)	(455,263)
Radius Health, Inc.	(20,638)	(784,863)
Ultragenyx Pharmaceutical, Inc.	(16,291)	(1,145,420)
		(6,312,683)
Capital Markets — (0.3)%
Stifel Financial Corp.	(36,784)	(1,837,361)
Chemicals — (2.1)%
CF Industries Holdings, Inc.	(167,170)	(5,262,512)
Mosaic Co. (The)	(60,118)	(1,763,261)
Potash Corp. of Saskatchewan, Inc.	(239,100)	(4,325,319)
		(11,351,092)
Commercial Services and Supplies — (2.3)%
Clean Harbors, Inc.	(81,729)	(4,548,219)
Covanta Holding Corp.	(246,625)	(3,847,350)
Waste Connections, Inc.	(55,635)	(4,372,355)
		(12,767,924)
Communications Equipment — (1.0)%
EchoStar Corp., Class A	(85,372)	(4,387,267)
ViaSat, Inc.	(17,614)	(1,166,399)
		(5,553,666)
Containers and Packaging — (1.1)%
AptarGroup, Inc.	(60,615)	(4,452,172)
Silgan Holdings, Inc.	(30,036)	(1,537,242)
		(5,989,414)
Distributors — (0.3)%
LKQ Corp.	(52,857)	(1,620,067)
Diversified Telecommunication Services — (0.7)%
Zayo Group Holdings, Inc.	(120,298)	(3,952,992)
Electric Utilities — (0.5)%
PNM Resources, Inc.	(75,680)	(2,595,824)
Equity Real Estate Investment Trusts (REITs) — (0.4)%
Paramount Group, Inc.	(126,051)	(2,015,556)

10

	Shares	Value
Food Products — (0.8)%
J&J Snack Foods Corp.	(31,709)	$(4,230,932)
Health Care Equipment and Supplies — (0.1)%
Cantel Medical Corp.	(10,425)	(820,969)
Health Care Providers and Services — (1.5)%
Acadia Healthcare Co., Inc.	(68,059)	(2,252,753)
Brookdale Senior Living, Inc.	(184,778)	(2,294,943)
Centene Corp.	(19,464)	(1,099,911)
Envision Healthcare Corp.	(9,094)	(575,559)
LifePoint Health, Inc.	(19,258)	(1,093,854)
MEDNAX, Inc.	(15,662)	(1,044,029)
		(8,361,049)
Hotels, Restaurants and Leisure — (0.3)%
Chipotle Mexican Grill, Inc.	(3,760)	(1,418,723)
Household Durables — (0.1)%
PulteGroup, Inc.	(44,811)	(823,626)
Independent Power and Renewable Electricity Producers — (0.1)%
Dynegy, Inc.	(99,019)	(837,701)
Insurance — (1.8)%
Assurant, Inc.	(42,096)	(3,909,034)
MBIA, Inc.	(424,791)	(4,545,264)
ProAssurance Corp.	(16,978)	(954,164)
RLI Corp.	(5,272)	(332,821)
		(9,741,283)
Internet and Direct Marketing Retail — (0.1)%
Groupon, Inc.	(117,241)	(389,240)
IT Services — (2.0)%
Broadridge Financial Solutions, Inc.	(34,050)	(2,257,515)
EPAM Systems, Inc.	(63,002)	(4,051,659)
Global Payments, Inc.	(52,397)	(3,636,876)
MAXIMUS, Inc.	(15,655)	(873,392)
		(10,819,442)
Machinery — (0.4)%
Flowserve Corp.	(47,477)	(2,281,270)
Marine — (0.8)%
Kirby Corp.	(68,721)	(4,569,947)
Media — (0.5)%
Loral Space & Communications, Inc.	(61,607)	(2,528,967)
Metals and Mining — (1.2)%
Allegheny Technologies, Inc.	(21,583)	(343,817)
Compass Minerals International, Inc.	(53,648)	(4,203,321)
New Gold, Inc.	(675,271)	(2,363,448)
		(6,910,586)
Oil, Gas and Consumable Fuels — (1.4)%
Cheniere Energy, Inc.	(59,765)	(2,476,064)
Kosmos Energy Ltd.	(590,509)	(4,139,468)
SemGroup Corp., Class A	(21,149)	(882,971)
		(7,498,503)
Personal Products — (0.7)%
Coty, Inc., Class A	(205,117)	(3,755,692)

11

	Shares	Value
Pharmaceuticals — (1.5)%
Catalent, Inc.	(148,965)	$(4,016,097)
Medicines Co. (The)	(90,646)	(3,076,525)
Nektar Therapeutics	(87,708)	(1,076,177)
		(8,168,799)
Real Estate Management and Development — (1.1)%
Alexander & Baldwin, Inc.	(13,204)	(592,463)
Howard Hughes Corp. (The)	(12,442)	(1,419,632)
Kennedy-Wilson Holdings, Inc.	(191,991)	(3,935,816)
		(5,947,911)
Road and Rail — (0.1)%
Werner Enterprises, Inc.	(26,314)	(709,162)
Semiconductors and Semiconductor Equipment — (0.5)%
Cavium, Inc.	(43,046)	(2,687,792)
Software — (0.8)%
CDK Global, Inc.	(14,545)	(868,191)
ServiceNow, Inc.	(47,239)	(3,511,747)
		(4,379,938)
Specialty Retail — (2.6)%
CarMax, Inc.	(65,245)	(4,201,126)
Guess?, Inc.	(268,849)	(3,253,073)
Monro Muffler Brake, Inc.	(66,234)	(3,788,585)
Tractor Supply Co.	(38,914)	(2,950,070)
		(14,192,854)
Technology Hardware, Storage and Peripherals — (0.1)%
Diebold Nixdorf, Inc.	(20,424)	(513,664)
Water Utilities — (0.2)%
Aqua America, Inc.	(33,081)	(993,753)
Wireless Telecommunication Services — (0.1)%
United States Cellular Corp.	(12,506)	(546,762)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $166,807,515)		(163,660,773)
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,903,901)
TOTAL NET ASSETS — 100.0%		$550,542,241

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $204,332,345.

(2)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $621,583,128)	$717,106,915
Deposits for securities sold short	638
Receivable for capital shares sold	50,494
Dividends and interest receivable	830,835
717,988,882

Liabilities
Securities sold short, at value (proceeds of $166,807,515)	163,660,773
Disbursements in excess of demand deposit cash	91,610
Payable for capital shares redeemed	2,873,809
Accrued management fees	515,442
Dividend expense payable on securities sold short	218,930
Fees and charges payable on borrowings for securities sold short	86,077
167,446,641

Net Assets	$550,542,241

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	200,000,000
Shares outstanding	38,709,066

Net Asset Value Per Share	$14.22

Net Assets Consist of:
Capital (par value and paid-in surplus)	$466,500,219
Undistributed net investment income	1,675,016
Accumulated net realized loss	(16,303,523)
Net unrealized appreciation	98,670,529
$550,542,241

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,292)	$6,902,935
Interest	8,754
6,911,689

Expenses:
Dividend expense on securities sold short	1,483,913
Fees and charges on borrowings for securities sold short	707,424
Management fees	3,027,679
Directors' fees and expenses	17,616
Other expenses	41
5,236,673

Net investment income (loss)	1,675,016

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	21,868,678
Securities sold short transactions	(10,235,658)
Futures contract transactions	(149,722)
11,483,298

Change in net unrealized appreciation (depreciation) on:
Investments	33,745,569
Securities sold short	(1,565,872)
32,179,697

Net realized and unrealized gain (loss)	43,662,995

Net Increase (Decrease) in Net Assets Resulting from Operations	$45,338,011

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED) AND YEAR ENDED JUNE 30, 2016
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$1,675,016	$4,903,556
Net realized gain (loss)	11,483,298	(26,507,230)
Change in net unrealized appreciation (depreciation)	32,179,697	14,677,825
Net increase (decrease) in net assets resulting from operations	45,338,011	(6,925,849)

Distributions to Shareholders
From net investment income	—	(4,937,666)
From net realized gains	—	(30,690,487)
Decrease in net assets from distributions	—	(35,628,153)

Capital Share Transactions
Proceeds from shares sold	23,508,035	81,890,205
Proceeds from reinvestment of distributions	—	35,628,153
Payments for shares redeemed	(48,407,836)	(19,557,811)
Net increase (decrease) in net assets from capital share transactions	(24,899,801)	97,960,547

Net increase (decrease) in net assets	20,438,210	55,406,545

Net Assets
Beginning of period	530,104,031	474,697,486
End of period	$550,542,241	$530,104,031

Undistributed net investment income	$1,675,016	—

Transactions in Shares of the Fund
Sold	1,715,628	6,281,507
Issued in reinvestment of distributions	—	2,719,946
Redeemed	(3,476,412)	(1,471,483)
Net increase (decrease) in shares of the fund	(1,760,784)	7,529,970

See Notes to Financial Statements.

15

Statement of Cash Flows

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Cash Flows From (Used In) Operating Activities
Net increase (decrease) in net assets resulting from operations	$45,338,011
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash from (used in) operating activities:
Purchases of investment securities	(277,849,942)
Proceeds from investments sold	300,666,757
Purchases to cover securities sold short	(116,897,611)
Proceeds from securities sold short	115,201,952
(Increase) decrease in short-term investments	(2,170,385)
(Increase) decrease in deposits for securities sold short	1,221,829
(Increase) decrease in dividends and interest receivable	(230,200)
Increase (decrease) in accrued management fees	45,259
Increase (decrease) in dividend expense payable on securities sold short	128,171
Increase (decrease) in fees and charges payable on borrowings for securities sold short	(12,514)
Increase (decrease) in accrued other expenses	(520)
Change in net unrealized (appreciation) depreciation on investments	(33,745,569)
Net realized (gain) loss on investment transactions	(21,868,678)
Change in net unrealized (appreciation) depreciation on securities sold short	1,565,872
Net realized (gain) loss on securities sold short transactions	10,235,658
Net cash from (used in) operating activities	21,628,090

Cash Flows From (Used In) Financing Activities
Proceeds from shares sold	23,814,327
Payments for shares redeemed	(45,534,027)
Increase (decrease) in disbursements in excess of demand deposit cash	91,610
Distributions paid, net of reinvestments	—
Net cash from (used in) financing activities	(21,628,090)

Net Increase (Decrease) In Cash	—
Cash at beginning of period	—
Cash at end of period	—

See Notes to Financial Statements.

16

Notes to Financial Statements

DECEMBER 31, 2016 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Core Equity Plus Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

17

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and short sales. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts and short sales.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

18

Statement of Cash Flows — The Statement of Cash Flows has been prepared using the indirect method which requires net increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash from (used in) operating activities. The beginning of period and end of period cash is the amount of domestic and foreign currency included in the fund's Statement of Assets and Liabilities and represents the cash on hand at the custodian bank and does not include any short-term investments or deposits for securities sold short.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.9680% to 1.1500%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended December 31, 2016 was 1.09%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,382,796 and $3,681,704, respectively. The effect of interfund transactions on the Statement of Operations was $939,557 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2016 were $394,747,553 and $414,241,438, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

19

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$703,300,826	—	—
Exchange-Traded Funds	5,676,095	—	—
Temporary Cash Investments	3,406,994	$4,723,000	—
	$712,383,915	$4,723,000	—

Liabilities
Securities Sold Short
Common Stocks	$163,660,773	—	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2016, the effect of equity price risk derivative instruments on the Statement of Operations was $(149,722) in net realized gain (loss) on futures contract transactions.

7. Risk Factors

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security.

The fund's investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

20

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$622,398,628
Gross tax appreciation of investments	$109,786,314
Gross tax depreciation of investments	(15,078,027)
Net tax appreciation (depreciation) of investments	94,708,287
Net tax appreciation (depreciation) on securities sold short	2,820,117
Net tax appreciation (depreciation)	$97,528,404

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2016, the fund had accumulated short-term capital losses of $(27,235,249), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (excluding expenses on securities sold short)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2016(3)	$13.10	0.04	1.08	1.12	—	—	—	$14.22	8.55%	1.88%(4)	1.10%(4)	0.60%(4)	56%	$550,542
2016	$14.41	0.14	(0.44)	(0.30)	(0.12)	(0.89)	(1.01)	$13.10	(1.96)%	1.68%	1.10%	1.01%	109%	$530,104
2015	$15.55	0.16	0.58	0.74	(0.14)	(1.74)	(1.88)	$14.41	4.86%	1.53%	1.10%	1.03%	106%	$474,697
2014	$13.05	0.13	3.33	3.46	(0.12)	(0.84)	(0.96)	$15.55	27.10%	1.57%	1.10%	0.88%	104%	$386,877
2013	$10.95	0.16	2.26	2.42	(0.18)	(0.14)	(0.32)	$13.05	22.54%	1.66%	1.10%	1.35%	111%	$267,576
2012(5)	$10.00	0.03	0.92	0.95	—(6)	—	—(6)	$10.95	9.55%	1.86%(4)	1.11%(4)	0.53%(4)	81%	$188,648

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2016 (unaudited).

(4)	Annualized.

(5)	December 1, 2011 (fund inception) through June 30, 2012.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91464 1702

Semiannual Report

December 31, 2016

NT Disciplined Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2016
Top Ten Holdings	% of net assets
Apple, Inc.	5.5%
Alphabet, Inc., Class A	5.1%
Microsoft Corp.	5.1%
Amazon.com, Inc.	3.5%
Facebook, Inc., Class A	3.2%
UnitedHealth Group, Inc.	2.2%
PepsiCo, Inc.	2.2%
International Business Machines Corp.	1.9%
Boeing Co. (The)	1.8%
AbbVie, Inc.	1.7%

Top Five Industries	% of net assets
Software	9.7%
Internet Software and Services	8.5%
Biotechnology	7.7%
Semiconductors and Semiconductor Equipment	5.6%
Technology Hardware, Storage and Peripherals	5.5%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Temporary Cash Investments	1.2%
Other Assets and Liabilities	(0.7)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1) 7/1/16 - 12/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,078.80	$5.34	1.02%
Institutional Class	$1,000	$1,080.00	$4.30	0.82%
Hypothetical
Investor Class	$1,000	$1,020.06	$5.19	1.02%
Institutional Class	$1,000	$1,021.07	$4.18	0.82%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

3

Schedule of Investments

DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 2.0%
Aerojet Rocketdyne Holdings, Inc.(1)	13,160	$236,222
Boeing Co. (The)	60,162	9,366,020
Curtiss-Wright Corp.	8,024	789,241
		10,391,483
Airlines — 1.8%
Hawaiian Holdings, Inc.(1)	87,672	4,997,304
JetBlue Airways Corp.(1)	184,318	4,132,410
		9,129,714
Auto Components — 1.8%
LCI Industries	39,860	4,294,915
Lear Corp.	31,293	4,142,254
Stoneridge, Inc.(1)	9,984	176,617
Visteon Corp.	5,664	455,046
		9,068,832
Beverages — 2.5%
Coca-Cola Co. (The)	48,753	2,021,299
PepsiCo, Inc.	106,098	11,101,034
		13,122,333
Biotechnology — 7.7%
AbbVie, Inc.	140,186	8,778,447
Alexion Pharmaceuticals, Inc.(1)	4,413	539,931
Amgen, Inc.	56,361	8,240,542
Biogen, Inc.(1)	22,937	6,504,474
Celgene Corp.(1)	74,764	8,653,933
Gilead Sciences, Inc.	73,100	5,234,691
Incyte Corp.(1)	2,145	215,079
Vertex Pharmaceuticals, Inc.(1)	16,677	1,228,595
		39,395,692
Building Products — 0.7%
Lennox International, Inc.	15,596	2,388,839
NCI Building Systems, Inc.(1)	77,918	1,219,417
		3,608,256
Capital Markets — 0.4%
Evercore Partners, Inc., Class A	27,109	1,862,388
Chemicals — 3.1%
Air Products & Chemicals, Inc.	37,477	5,389,942
Celanese Corp.	54,111	4,260,700
Monsanto Co.	13,235	1,392,455
Trinseo SA	16,203	960,838
W.R. Grace & Co.	59,030	3,992,789
		15,996,724
Commercial Services and Supplies — 0.2%
Brady Corp., Class A	16,545	621,265
Knoll, Inc.	25,759	719,449
		1,340,714

4

	Shares	Value
Construction Materials — 0.8%
Eagle Materials, Inc.	40,597	$4,000,022
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	25,592	1,366,101
Electrical Equipment — 0.3%
EnerSys	4,792	374,255
Generac Holdings, Inc.(1)	27,437	1,117,784
		1,492,039
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	57,412	6,067,300
Food and Staples Retailing — 2.0%
CVS Health Corp.	59,024	4,657,584
Sysco Corp.	106,053	5,872,155
		10,529,739
Food Products — 4.2%
Campbell Soup Co.	81,265	4,914,095
Hershey Co. (The)	44,916	4,645,662
Hormel Foods Corp.	134,025	4,665,410
Ingredion, Inc.	18,967	2,370,116
Omega Protein Corp.(1)	10,549	264,252
Tyson Foods, Inc., Class A	73,523	4,534,899
		21,394,434
Health Care Equipment and Supplies — 4.8%
Becton Dickinson and Co.	34,686	5,742,268
Boston Scientific Corp.(1)	181,884	3,934,151
C.R. Bard, Inc.	19,203	4,314,146
Danaher Corp.	54,894	4,272,949
Hologic, Inc.(1)	51,835	2,079,620
Zimmer Biomet Holdings, Inc.	41,821	4,315,927
		24,659,061
Health Care Providers and Services — 2.2%
UnitedHealth Group, Inc.	69,609	11,140,224
Health Care Technology — 1.1%
Cerner Corp.(1)	90,400	4,282,248
Medidata Solutions, Inc.(1)	24,004	1,192,279
		5,474,527
Hotels, Restaurants and Leisure — 4.4%
Aramark	71,412	2,550,837
Cheesecake Factory, Inc. (The)	36,798	2,203,464
Churchill Downs, Inc.	21,746	3,271,686
Darden Restaurants, Inc.	70,191	5,104,289
McDonald's Corp.	12,997	1,581,995
Starbucks Corp.	138,177	7,671,587
		22,383,858
Household Products — 1.2%
Church & Dwight Co., Inc.	46,636	2,060,845
Spectrum Brands Holdings, Inc.	34,158	4,178,548
		6,239,393
Industrial Conglomerates — 1.1%
3M Co.	9,694	1,731,058

5

	Shares	Value
Carlisle Cos., Inc.	34,536	$3,808,975
		5,540,033
Insurance — 1.0%
Aon plc	47,195	5,263,658
Internet and Direct Marketing Retail — 4.3%
Amazon.com, Inc.(1)	23,796	17,843,906
Shutterfly, Inc.(1)	86,055	4,318,240
		22,162,146
Internet Software and Services — 8.5%
Alphabet, Inc., Class A(1)	33,117	26,243,567
Facebook, Inc., Class A(1)	142,892	16,439,725
Stamps.com, Inc.(1)	6,705	768,728
		43,452,020
IT Services — 4.5%
Accenture plc, Class A	10,668	1,249,543
CSG Systems International, Inc.	85,762	4,150,881
International Business Machines Corp.	57,908	9,612,149
Jack Henry & Associates, Inc.	46,372	4,116,906
Teradata Corp.(1)	20,097	546,035
Visa, Inc., Class A	42,208	3,293,068
		22,968,582
Leisure Products — 1.9%
American Outdoor Brands Corp.(1)	26,369	555,859
Brunswick Corp.	83,836	4,572,415
Hasbro, Inc.	56,270	4,377,243
MCBC Holdings, Inc.	7,212	105,151
		9,610,668
Machinery — 3.7%
Donaldson Co., Inc.	46,816	1,970,017
Illinois Tool Works, Inc.	11,430	1,399,718
Ingersoll-Rand plc	66,496	4,989,860
Snap-on, Inc.	14,384	2,463,548
Stanley Black & Decker, Inc.	26,253	3,010,956
Toro Co. (The)	77,855	4,355,987
Woodward, Inc.	14,654	1,011,859
		19,201,945
Media — 2.9%
Comcast Corp., Class A	45,460	3,139,013
Omnicom Group, Inc.	31,231	2,658,070
Twenty-First Century Fox, Inc., Class A	196,089	5,498,336
Walt Disney Co. (The)	36,110	3,763,384
		15,058,803
Metals and Mining — 0.8%
Steel Dynamics, Inc.	116,151	4,132,653
Multiline Retail — 0.7%
Target Corp.	47,967	3,464,656
Oil, Gas and Consumable Fuels — 0.6%
Williams Cos., Inc. (The)	98,041	3,052,997
Personal Products — 0.5%
Natural Health Trends Corp.	14,918	370,713

6

	Shares	Value
Nu Skin Enterprises, Inc., Class A	48,490	$2,316,852
		2,687,565
Pharmaceuticals — 3.0%
Allergan plc(1)	30,886	6,486,369
Bristol-Myers Squibb Co.	22,342	1,305,666
Eli Lilly & Co.	103,551	7,616,176
		15,408,211
Semiconductors and Semiconductor Equipment — 5.6%
Applied Materials, Inc.	165,661	5,345,880
Broadcom Ltd.	7,857	1,388,882
Intel Corp.	150,496	5,458,490
Lam Research Corp.	36,891	3,900,485
NVIDIA Corp.	6,228	664,777
QUALCOMM, Inc.	72,240	4,710,048
Texas Instruments, Inc.	100,672	7,346,036
		28,814,598
Software — 9.7%
Adobe Systems, Inc.(1)	58,781	6,051,504
Citrix Systems, Inc.(1)	35,736	3,191,582
Electronic Arts, Inc.(1)	62,963	4,958,966
Microsoft Corp.	417,440	25,939,722
Oracle Corp.	110,340	4,242,573
salesforce.com, Inc.(1)	13,160	900,934
Synopsys, Inc.(1)	8,222	483,947
VMware, Inc., Class A(1)	49,909	3,929,335
		49,698,563
Specialty Retail — 2.2%
Children's Place, Inc. (The)	43,847	4,426,355
Foot Locker, Inc.	33,576	2,380,203
Genesco, Inc.(1)	8,805	546,790
Home Depot, Inc. (The)	28,776	3,858,286
Urban Outfitters, Inc.(1)	12,428	353,949
		11,565,583
Technology Hardware, Storage and Peripherals — 5.5%
Apple, Inc.	244,905	28,364,897
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.(1)	42,479	1,375,045
TOTAL COMMON STOCKS (Cost $465,447,866)		510,485,457
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $3,514,633), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $3,445,038)		3,445,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,486,576	2,486,576
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,931,576)		5,931,576
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $471,379,442)		516,417,033
OTHER ASSETS AND LIABILITIES — (0.7)%		(3,532,282)
TOTAL NET ASSETS — 100.0%		$512,884,751

7

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

DECEMBER 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $471,379,442)	$516,417,033
Cash	26,598
Receivable for capital shares sold	35,696
Dividends and interest receivable	332,658
516,811,985

Liabilities
Payable for capital shares redeemed	3,555,179
Accrued management fees	372,055
3,927,234

Net Assets	$512,884,751

Net Assets Consist of:
Capital (par value and paid-in surplus)	$496,789,002
Undistributed net investment income	3,037
Accumulated net realized loss	(28,944,879)
Net unrealized appreciation	45,037,591
$512,884,751

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$97,526,055	9,549,105	$10.21
Institutional Class, $0.01 Par Value	$415,358,696	40,667,849	$10.21

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$3,948,627
Interest	3,464
3,952,091

Expenses:
Management fees	2,189,173
Directors' fees and expenses	16,386
Other expenses	90
2,205,649

Net investment income (loss)	1,746,442

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	8,257,173
Futures contract transactions	(286,520)
7,970,653

Change in net unrealized appreciation (depreciation) on investments	29,216,383

Net realized and unrealized gain (loss)	37,187,036

Net Increase (Decrease) in Net Assets Resulting from Operations	$38,933,478

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED) AND YEAR ENDED JUNE 30, 2016
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$1,746,442	$3,556,965
Net realized gain (loss)	7,970,653	(35,726,607)
Change in net unrealized appreciation (depreciation)	29,216,383	25,527,203
Net increase (decrease) in net assets resulting from operations	38,933,478	(6,642,439)

Distributions to Shareholders
From net investment income:
Investor Class	(271,404)	(654,766)
Institutional Class	(1,625,763)	(3,605,666)
Decrease in net assets from distributions	(1,897,167)	(4,260,432)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(14,666,934)	49,846,137

Net increase (decrease) in net assets	22,369,377	38,943,266

Net Assets
Beginning of period	490,515,374	451,572,108
End of period	$512,884,751	$490,515,374

Undistributed net investment income	$3,037	$153,762

See Notes to Financial Statements.

11

Notes to Financial Statements

DECEMBER 31, 2016 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Investor Class and the Institutional Class, which have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services, which may be provided indirectly through another American Century Investments mutual fund. As a result, the investment advisor is able to charge the Institutional Class a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could

12

affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.6880% to 0.8700%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class and 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months December 31, 2016 was 1.01% for the Investor Class and 0.81% for the Institutional Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $7,122,355 and $5,758,632, respectively. The effect of interfund transactions on the Statement of Operations was $302,814 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2016 were $363,712,718 and $376,313,411, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2016		Year ended June 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	90,000,000		90,000,000
Sold	10,702	$107,556	126,434	$1,196,322
Issued in reinvestment of distributions	26,172	271,404	68,521	654,766
Redeemed	(237,254)	(2,354,940)	(113,359)	(1,108,480)
	(200,380)	(1,975,980)	81,596	742,608
Institutional Class/Shares Authorized	240,000,000		240,000,000
Sold	1,943,675	19,306,926	6,617,974	60,796,931
Issued in reinvestment of distributions	156,776	1,625,763	377,479	3,605,666
Redeemed	(3,345,734)	(33,623,643)	(1,612,154)	(15,299,068)
	(1,245,283)	(12,690,954)	5,383,299	49,103,529
Net increase (decrease)	(1,445,663)	$(14,666,934)	5,464,895	$49,846,137

14

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$510,485,457	—	—
Temporary Cash Investments	2,486,576	$3,445,000	—
	$512,972,033	$3,445,000	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2016, the effect of equity price risk derivative instruments on the Statement of Operations was $(286,520) in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

15

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$474,219,682
Gross tax appreciation of investments	$51,480,365
Gross tax depreciation of investments	(9,283,014)
Net tax appreciation (depreciation) of investments	$42,197,351

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2016, the fund had accumulated short-term capital losses of $(35,458,592), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$9.49	0.03	0.72	0.75	(0.03)	$10.21	7.88%	1.02%(4)	0.51%(4)	72%	$97,526
2016	$9.77	0.06	(0.27)	(0.21)	(0.07)	$9.49	(2.18)%	1.02%	0.62%	118%	$92,560
2015(5)	$10.00	0.02	(0.25)	(0.23)	—	$9.77	(2.30)%	1.01%(4)	0.55%(4)	29%	$94,459
Institutional Class
2016(3)	$9.49	0.04	0.72	0.76	(0.04)	$10.21	8.00%	0.82%(4)	0.71%(4)	72%	$415,359
2016	$9.78	0.08	(0.28)	(0.20)	(0.09)	$9.49	(2.03)%	0.82%	0.82%	118%	$397,955
2015(5)	$10.00	0.02	(0.24)	(0.22)	—	$9.78	(2.20)%	0.81%(4)	0.75%(4)	29%	$357,113

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2016 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through June 30, 2015.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91465 1702

Semiannual Report

December 31, 2016

NT Equity Growth Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2016
Top Ten Holdings	% of net assets
Apple, Inc.	3.3%
Alphabet, Inc., Class A	3.3%
Microsoft Corp.	3.2%
Amazon.com, Inc.	2.3%
Facebook, Inc., Class A	2.1%
Citigroup, Inc.	1.9%
Exxon Mobil Corp.	1.8%
Intel Corp.	1.7%
PepsiCo, Inc.	1.7%
Merck & Co., Inc.	1.6%

Top Five Industries	% of net assets
Software	6.4%
Internet Software and Services	5.4%
Biotechnology	5.1%
Semiconductors and Semiconductor Equipment	4.9%
Health Care Equipment and Supplies	4.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.9%
Exchange-Traded Funds	1.0%
Total Equity Exposure	98.9%
Temporary Cash Investments	1.3%
Other Assets and Liabilities	(0.2)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1) 7/1/16 - 12/31/16	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,082.50	$2.47	0.47%
Hypothetical
Institutional Class	$1,000	$1,022.84	$2.40	0.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

3

Schedule of Investments

DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.9%
Aerospace and Defense — 2.4%
Boeing Co. (The)	135,369	$21,074,246
United Technologies Corp.	165,789	18,173,790
		39,248,036
Airlines — 2.0%
Hawaiian Holdings, Inc.(1)	113,380	6,462,660
JetBlue Airways Corp.(1)	446,566	10,012,010
United Continental Holdings, Inc.(1)	232,842	16,969,525
		33,444,195
Auto Components — 1.0%
LCI Industries	13,447	1,448,914
Lear Corp.	108,785	14,399,871
		15,848,785
Automobiles — 0.7%
Ford Motor Co.	964,708	11,701,908
Banks — 4.2%
Bank of America Corp.	205,849	4,549,263
BB&T Corp.	339,938	15,983,885
Citigroup, Inc.	513,988	30,546,307
JPMorgan Chase & Co.	122,501	10,570,611
Wells Fargo & Co.	117,183	6,457,955
		68,108,021
Beverages — 1.8%
Coca-Cola Co. (The)	31,146	1,291,313
PepsiCo, Inc.	265,774	27,807,934
		29,099,247
Biotechnology — 5.1%
AbbVie, Inc.	348,081	21,796,832
Amgen, Inc.	156,658	22,904,966
Biogen, Inc.(1)	64,945	18,417,103
Celgene Corp.(1)	73,141	8,466,071
Gilead Sciences, Inc.	167,829	12,018,235
		83,603,207
Building Products — 1.2%
Owens Corning	292,403	15,076,299
USG Corp.(1)	175,225	5,060,498
		20,136,797
Capital Markets — 3.1%
Eaton Vance Corp.	281,216	11,777,326
Evercore Partners, Inc., Class A	83,367	5,727,313
Franklin Resources, Inc.	173,482	6,866,418
Goldman Sachs Group, Inc. (The)	87,870	21,040,471
State Street Corp.	58,103	4,515,765
		49,927,293
Chemicals — 3.3%
Air Products & Chemicals, Inc.	122,116	17,562,723

4

	Shares	Value
Cabot Corp.	259,368	$13,108,459
Celanese Corp.	32,386	2,550,074
Dow Chemical Co. (The)	247,760	14,176,827
E.I. du Pont de Nemours & Co.	76,218	5,594,401
Monsanto Co.	16,333	1,718,395
		54,710,879
Communications Equipment — 0.9%
Cisco Systems, Inc.	491,922	14,865,883
Construction and Engineering — 0.2%
AECOM(1)	84,926	3,087,909
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	74,817	12,193,675
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	278,541	11,846,348
Verizon Communications, Inc.	82,618	4,410,149
		16,256,497
Electric Utilities — 0.4%
PPL Corp.	201,474	6,860,190
Electrical Equipment — 0.6%
Eaton Corp. plc	149,032	9,998,557
Energy Equipment and Services — 2.4%
Baker Hughes, Inc.	230,273	14,960,837
Dril-Quip, Inc.(1)	114,778	6,892,419
FMC Technologies, Inc.(1)	429,712	15,267,667
Rowan Cos. plc	104,567	1,975,271
		39,096,194
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	146,438	15,475,568
Lamar Advertising Co., Class A	13,747	924,348
WP Carey, Inc.	101,792	6,014,889
		22,414,805
Food and Staples Retailing — 1.9%
CVS Health Corp.	72,385	5,711,900
Wal-Mart Stores, Inc.	330,473	22,842,294
Walgreens Boots Alliance, Inc.	32,981	2,729,508
		31,283,702
Food Products — 2.5%
General Mills, Inc.	37,423	2,311,619
Hormel Foods Corp.	373,828	13,012,953
Ingredion, Inc.	92,595	11,570,671
J.M. Smucker Co. (The)	7,844	1,004,502
Tyson Foods, Inc., Class A	215,569	13,296,296
		41,196,041
Gas Utilities — 0.6%
ONE Gas, Inc.	83,652	5,350,382
Southwest Gas Corp.	62,191	4,765,074
		10,115,456
Health Care Equipment and Supplies — 4.8%
Becton Dickinson and Co.	92,221	15,267,187
Boston Scientific Corp.(1)	363,656	7,865,879
C.R. Bard, Inc.	32,008	7,190,917

5

	Shares	Value
Danaher Corp.	179,139	$13,944,180
Hologic, Inc.(1)	133,854	5,370,222
Medtronic plc	271,468	19,336,666
Zimmer Biomet Holdings, Inc.	83,913	8,659,822
		77,634,873
Health Care Providers and Services — 1.3%
UnitedHealth Group, Inc.	137,403	21,989,976
Health Care Technology — 0.5%
Cerner Corp.(1)	183,746	8,704,048
Hotels, Restaurants and Leisure — 1.5%
Carnival Corp.	146,238	7,613,150
Darden Restaurants, Inc.	222,837	16,204,707
		23,817,857
Household Products — 3.6%
Church & Dwight Co., Inc.	204,221	9,024,526
Kimberly-Clark Corp.	131,154	14,967,294
Procter & Gamble Co. (The)	309,850	26,052,188
Spectrum Brands Holdings, Inc.	78,602	9,615,383
		59,659,391
Industrial Conglomerates — 2.4%
3M Co.	83,153	14,848,631
Carlisle Cos., Inc.	122,066	13,462,659
General Electric Co.	334,205	10,560,878
		38,872,168
Insurance — 3.3%
Aflac, Inc.	207,103	14,414,369
Allied World Assurance Co. Holdings AG	27,331	1,467,948
Aon plc	17,779	1,982,892
Aspen Insurance Holdings Ltd.	18,405	1,012,275
Everest Re Group Ltd.	15,531	3,360,908
MetLife, Inc.	71,979	3,878,948
Primerica, Inc.	41,287	2,854,996
Principal Financial Group, Inc.	56,049	3,242,995
Prudential Financial, Inc.	10,286	1,070,361
Reinsurance Group of America, Inc.	103,625	13,039,134
Validus Holdings Ltd.	150,695	8,289,732
		54,614,558
Internet and Direct Marketing Retail — 2.3%
Amazon.com, Inc.(1)	49,211	36,901,852
Internet Software and Services — 5.4%
Alphabet, Inc., Class A(1)	67,404	53,414,300
Facebook, Inc., Class A(1)	297,241	34,197,577
		87,611,877
IT Services — 1.6%
International Business Machines Corp.	160,722	26,678,245
Leisure Products — 1.1%
Brunswick Corp.	175,514	9,572,534
Hasbro, Inc.	102,631	7,983,665
		17,556,199
Life Sciences Tools and Services — 0.5%
Thermo Fisher Scientific, Inc.	62,260	8,784,886

6

	Shares	Value
Machinery — 3.7%
Cummins, Inc.	73,219	$10,006,841
Fortive Corp.	31,933	1,712,567
Ingersoll-Rand plc	214,086	16,065,013
Oshkosh Corp.	51,671	3,338,463
Parker-Hannifin Corp.	14,836	2,077,040
Snap-on, Inc.	46,442	7,954,121
Stanley Black & Decker, Inc.	26,032	2,985,610
Timken Co. (The)	60,758	2,412,093
Toro Co. (The)	241,971	13,538,278
		60,090,026
Media — 1.4%
Omnicom Group, Inc.	94,319	8,027,490
Time Warner, Inc.	66,747	6,443,088
Twenty-First Century Fox, Inc., Class A	295,283	8,279,735
		22,750,313
Metals and Mining — 1.9%
Barrick Gold Corp.	767,061	12,257,635
Newmont Mining Corp.	47,578	1,620,982
Nucor Corp.	219,597	13,070,413
Reliance Steel & Aluminum Co.	50,514	4,017,884
		30,966,914
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A	33,200	998,324
Multi-Utilities — 0.1%
CenterPoint Energy, Inc.	44,702	1,101,457
Multiline Retail — 0.9%
Target Corp.	194,642	14,058,992
Oil, Gas and Consumable Fuels — 4.3%
Chevron Corp.	157,964	18,592,363
Exxon Mobil Corp.	317,013	28,613,593
Kinder Morgan, Inc.	485,463	10,053,939
Williams Cos., Inc. (The)	189,340	5,896,047
World Fuel Services Corp.	166,971	7,665,639
		70,821,581
Personal Products — 0.1%
Nu Skin Enterprises, Inc., Class A	18,470	882,497
Pharmaceuticals — 2.8%
Johnson & Johnson	126,458	14,569,226
Merck & Co., Inc.	455,653	26,824,292
Pfizer, Inc.	147,637	4,795,250
		46,188,768
Professional Services — 0.1%
FTI Consulting, Inc.(1)	28,231	1,272,653
Real Estate Management and Development — 0.2%
Realogy Holdings Corp.	130,218	3,350,509
Semiconductors and Semiconductor Equipment — 4.9%
Applied Materials, Inc.	471,134	15,203,494
Broadcom Ltd.	11,657	2,060,608
Intel Corp.	767,622	27,841,650
Lam Research Corp.	12,526	1,324,374

7

	Shares	Value
NVIDIA Corp.	73,586	$7,854,570
QUALCOMM, Inc.	316,533	20,637,952
Texas Instruments, Inc.	67,920	4,956,122
		79,878,770
Software — 6.4%
Adobe Systems, Inc.(1)	127,255	13,100,902
Microsoft Corp.	854,005	53,067,871
Oracle Corp.	586,526	22,551,925
Synopsys, Inc.(1)	14,883	876,013
VMware, Inc., Class A(1)	184,875	14,555,209
		104,151,920
Specialty Retail — 0.9%
Best Buy Co., Inc.	283,086	12,079,280
Urban Outfitters, Inc.(1)	81,802	2,329,721
		14,409,001
Technology Hardware, Storage and Peripherals — 3.6%
Apple, Inc.	466,749	54,058,869
HP, Inc.	361,843	5,369,750
		59,428,619
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)	418,125	13,534,706
TOTAL COMMON STOCKS (Cost $1,365,731,364)		1,599,908,257
EXCHANGE-TRADED FUNDS — 1.0%
SPDR S&P Bank ETF (Cost $16,508,354)	381,420	16,580,328
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $12,207,833), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $11,968,133)		11,968,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,633,237	8,633,237
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,601,237)		20,601,237
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,402,840,955)		1,637,089,822
OTHER ASSETS AND LIABILITIES — (0.2)%		(3,260,433)
TOTAL NET ASSETS — 100.0%		$1,633,829,389

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

DECEMBER 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,402,840,955)	$1,637,089,822
Cash	85,634
Receivable for capital shares sold	206,548
Dividends and interest receivable	1,853,215
1,639,235,219

Liabilities
Payable for capital shares redeemed	4,762,760
Accrued management fees	643,070
5,405,830

Net Assets	$1,633,829,389

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	600,000,000
Shares outstanding	135,547,865

Net Asset Value Per Share	$12.05

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,406,140,741
Undistributed net investment income	3,431,229
Accumulated net realized loss	(9,991,448)
Net unrealized appreciation	234,248,867
$1,633,829,389

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,148)	$16,630,159
Interest	11,322
16,641,481

Expenses:
Management fees	3,778,616
Directors' fees and expenses	51,940
3,830,556

Net investment income (loss)	12,810,925

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	27,997,233
Futures contract transactions	(379,573)
27,617,660

Change in net unrealized appreciation (depreciation) on investments	89,234,696

Net realized and unrealized gain (loss)	116,852,356

Net Increase (Decrease) in Net Assets Resulting from Operations	$129,663,281

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED) AND YEAR ENDED JUNE 30, 2016
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$12,810,925	$23,524,642
Net realized gain (loss)	27,617,660	(35,169,569)
Change in net unrealized appreciation (depreciation)	89,234,696	(14,149,930)
Net increase (decrease) in net assets resulting from operations	129,663,281	(25,794,857)

Distributions to Shareholders
From net investment income	(9,889,879)	(24,040,330)
From net realized gains	—	(68,995,192)
Decrease in net assets from distributions	(9,889,879)	(93,035,522)

Capital Share Transactions
Proceeds from shares sold	86,917,619	317,445,635
Proceeds from reinvestment of distributions	9,889,879	93,035,522
Payments for shares redeemed	(146,436,743)	(109,014,706)
Net increase (decrease) in net assets from capital share transactions	(49,629,245)	301,466,451

Net increase (decrease) in net assets	70,144,157	182,636,072

Net Assets
Beginning of period	1,563,685,232	1,381,049,160
End of period	$1,633,829,389	$1,563,685,232

Undistributed net investment income	$3,431,229	$510,183

Transactions in Shares of the Fund
Sold	7,434,001	28,713,747
Issued in reinvestment of distributions	838,885	8,349,663
Redeemed	(12,370,580)	(9,700,221)
Net increase (decrease) in shares of the fund	(4,097,694)	27,363,189

See Notes to Financial Statements.

11

Notes to Financial Statements

DECEMBER 31, 2016 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The

13

fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended December 31, 2016 was 0.46%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $10,216,488 and $9,609,333, respectively. The effect of interfund transactions on the Statement of Operations was $856,405 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2016 were $729,395,156 and $765,471,402, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,599,908,257	—	—
Exchange-Traded Funds	16,580,328	—	—
Temporary Cash Investments	8,633,237	$11,968,000	—
	$1,625,121,822	$11,968,000	—

14

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2016, the effect of equity price risk derivative instruments on the Statement of Operations was $(379,573) in net realized gain (loss) on futures contract transactions.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,408,884,643
Gross tax appreciation of investments	$257,931,544
Gross tax depreciation of investments	(29,726,365)
Net tax appreciation (depreciation) of investments	$228,205,179

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2016, the fund had accumulated short-term capital losses of $(32,833,544), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

8. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2016(3)	$11.20	0.09	0.83	0.92	(0.07)	—	(0.07)	$12.05	8.25%	0.47%(4)	1.56%(4)	46%	$1,633,829
2016	$12.30	0.19	(0.53)	(0.34)	(0.19)	(0.57)	(0.76)	$11.20	(2.65)%	0.47%	1.65%	94%	$1,563,685
2015	$13.04	0.21	0.53	0.74	(0.20)	(1.28)	(1.48)	$12.30	5.97%	0.47%	1.66%	84%	$1,381,049
2014	$11.58	0.20	2.59	2.79	(0.19)	(1.14)	(1.33)	$13.04	25.29%	0.47%	1.64%	77%	$1,124,703
2013	$10.20	0.22	1.87	2.09	(0.21)	(0.50)	(0.71)	$11.58	21.39%	0.48%	2.03%	95%	$779,677
2012	$10.27	0.17	0.35	0.52	(0.18)	(0.41)	(0.59)	$10.20	5.65%	0.48%	1.75%	104%	$558,993

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91462 1702

Semiannual Report

December 31, 2016

NT Small Company Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2016
Top Ten Holdings	% of net assets
Bank of the Ozarks, Inc.	0.8%
InterDigital, Inc.	0.7%
Ciena Corp.	0.7%
Home BancShares, Inc.	0.7%
LaSalle Hotel Properties	0.7%
EnerSys	0.7%
IBERIABANK Corp.	0.7%
Cathay General Bancorp	0.7%
Dean Foods Co.	0.7%
HealthSouth Corp.	0.7%

Top Five Industries	% of net assets
Banks	9.4%
Equity Real Estate Investment Trusts (REITs)	4.9%
Semiconductors and Semiconductor Equipment	4.8%
Health Care Equipment and Supplies	4.4%
Communications Equipment	4.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	100.4%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(1.3)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1) 7/1/16 - 12/31/16	Annualized Expense Ratio(1)
Actual
Institutional Class	$1,000	$1,181.10	$3.68	0.67%
Hypothetical
Institutional Class	$1,000	$1,021.83	$3.41	0.67%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

3

Schedule of Investments

DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 100.4%
Aerospace and Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc.(1)	123,268	$2,212,660
Ducommun, Inc.(1)	2,956	75,555
Moog, Inc., Class A(1)	9,543	626,784
		2,914,999
Airlines — 1.1%
Hawaiian Holdings, Inc.(1)	47,400	2,701,800
JetBlue Airways Corp.(1)	79,355	1,779,139
		4,480,939
Auto Components — 2.7%
American Axle & Manufacturing Holdings, Inc.(1)	21,623	417,324
Cooper Tire & Rubber Co.	69,554	2,702,173
Cooper-Standard Holding, Inc.(1)	24,892	2,573,335
Horizon Global Corp.(1)	1,832	43,968
LCI Industries	25,030	2,696,982
Stoneridge, Inc.(1)	121,785	2,154,377
Tenneco, Inc.(1)	9,216	575,723
		11,163,882
Banks — 9.4%
Banc of California, Inc.	124,382	2,158,028
BancFirst Corp.	961	89,421
Bank of the Ozarks, Inc.	61,478	3,233,128
Berkshire Hills Bancorp, Inc.	29,659	1,092,934
Camden National Corp.	8,459	376,003
Cathay General Bancorp	77,773	2,957,707
CenterState Banks, Inc.	39,679	998,720
Enterprise Financial Services Corp.	33,486	1,439,898
FCB Financial Holdings, Inc., Class A(1)	54,580	2,603,466
First BanCorp(1)	327,779	2,166,619
First Commonwealth Financial Corp.	66,282	939,879
First Financial Bancorp	6,731	191,497
First Interstate Bancsystem, Inc.	22,297	948,737
Franklin Financial Network, Inc.(1)	48,739	2,039,727
Heartland Financial USA, Inc.	44,035	2,113,680
Heritage Commerce Corp.	25,872	373,333
Home BancShares, Inc.	108,417	3,010,740
IBERIABANK Corp.	35,461	2,969,859
International Bancshares Corp.	24,717	1,008,454
LegacyTexas Financial Group, Inc.	51,780	2,229,647
National Bank Holdings Corp., Class A	19,293	615,254
OFG Bancorp	120,345	1,576,520
Park National Corp.	5,902	706,233
Peoples Bancorp, Inc.	7,065	229,330
S&T Bancorp, Inc.	4,462	174,196
Sandy Spring Bancorp, Inc.	4,005	160,160
Sterling Bancorp	32,086	750,812

4

	Shares	Value
Union Bankshares Corp.	6,901	$246,642
Wintrust Financial Corp.	14,030	1,018,157
		38,418,781
Beverages — 0.1%
National Beverage Corp.	7,616	389,025
Biotechnology — 2.1%
AMAG Pharmaceuticals, Inc.(1)	64,310	2,237,988
Applied Genetic Technologies Corp.(1)	37,210	347,914
BioSpecifics Technologies Corp.(1)	11,146	620,832
Exelixis, Inc.(1)	171,332	2,554,560
FibroGen, Inc.(1)	37,081	793,533
Five Prime Therapeutics, Inc.(1)	3,008	150,731
Genomic Health, Inc.(1)	17,056	501,276
Myriad Genetics, Inc.(1)	6,200	103,354
Retrophin, Inc.(1)	54,484	1,031,382
Xencor, Inc.(1)	15,044	395,958
		8,737,528
Building Products — 3.6%
Apogee Enterprises, Inc.	52,145	2,792,886
Continental Building Products, Inc.(1)	90,194	2,083,481
Gibraltar Industries, Inc.(1)	13,235	551,238
Insteel Industries, Inc.	27,232	970,548
Masonite International Corp.(1)	33,906	2,231,015
NCI Building Systems, Inc.(1)	83,528	1,307,213
Patrick Industries, Inc.(1)	15,570	1,187,991
Ply Gem Holdings, Inc.(1)	61,383	997,474
Universal Forest Products, Inc.	23,881	2,440,161
		14,562,007
Capital Markets — 2.7%
Arlington Asset Investment Corp., Class A	34,134	505,866
Cohen & Steers, Inc.	34,269	1,151,438
Evercore Partners, Inc., Class A	38,130	2,619,531
GAIN Capital Holdings, Inc.	86,345	568,150
Greenhill & Co., Inc.	91,984	2,547,957
Houlihan Lokey, Inc.	10,969	341,355
Moelis & Co., Class A	7,497	254,148
OM Asset Management plc	53,895	781,478
Piper Jaffray Cos.(1)	30,330	2,198,925
		10,968,848
Chemicals — 3.2%
FutureFuel Corp.	30,599	425,326
H.B. Fuller Co.	48,657	2,350,620
Innophos Holdings, Inc.	6,408	334,882
KMG Chemicals, Inc.	7,422	288,642
Koppers Holdings, Inc.(1)	34,881	1,405,704
Minerals Technologies, Inc.	35,022	2,705,449
OMNOVA Solutions, Inc.(1)	63,540	635,400
Rayonier Advanced Materials, Inc.	141,101	2,181,421
Trinseo SA	45,115	2,675,320
		13,002,764

5

	Shares	Value
Commercial Services and Supplies — 3.1%
ACCO Brands Corp.(1)	108,273	$1,412,963
ARC Document Solutions, Inc.(1)	162,567	825,840
Brady Corp., Class A	65,079	2,443,716
Brink's Co. (The)	62,203	2,565,874
Ennis, Inc.	113,944	1,976,928
Interface, Inc.	41,194	764,149
Quad/Graphics, Inc.	86,815	2,333,587
West Corp.	11,335	280,655
		12,603,712
Communications Equipment — 4.0%
Ciena Corp.(1)	123,460	3,013,659
Extreme Networks, Inc.(1)	347,769	1,749,278
Finisar Corp.(1)	89,390	2,705,835
InterDigital, Inc.	33,079	3,021,767
Ixia(1)	27,335	440,094
NETGEAR, Inc.(1)	46,675	2,536,786
Plantronics, Inc.	44,588	2,441,639
Sonus Networks, Inc.(1)	33,788	212,864
		16,121,922
Construction and Engineering — 2.2%
Aegion Corp.(1)	31,916	756,409
Argan, Inc.	18,172	1,282,035
Dycom Industries, Inc.(1)	23,674	1,900,785
MasTec, Inc.(1)	65,707	2,513,293
Tutor Perini Corp.(1)	83,819	2,346,932
		8,799,454
Consumer Finance — 1.0%
Enova International, Inc.(1)	17,430	218,746
Regional Management Corp.(1)	76,895	2,020,801
World Acceptance Corp.(1)	31,388	2,017,621
		4,257,168
Containers and Packaging — 0.5%
Greif, Inc., Class A	35,415	1,817,144
Diversified Consumer Services — 1.4%
Capella Education Co.	4,576	401,773
DeVry Education Group, Inc.	85,506	2,667,787
K12, Inc.(1)	16,976	291,308
Weight Watchers International, Inc.(1)	196,332	2,248,002
		5,608,870
Diversified Telecommunication Services — 0.1%
FairPoint Communications, Inc.(1)	30,020	561,374
Electric Utilities — 0.3%
Spark Energy, Inc., Class A	46,179	1,399,224
Electrical Equipment — 1.2%
EnerSys	38,415	3,000,212
General Cable Corp.	90,228	1,718,843
		4,719,055
Electronic Equipment, Instruments and Components — 1.9%
Belden, Inc.	38,692	2,893,001
TTM Technologies, Inc.(1)	167,789	2,286,964

6

	Shares	Value
Vishay Intertechnology, Inc.	163,913	$2,655,390
		7,835,355
Energy Equipment and Services — 1.0%
Archrock, Inc.	178,703	2,358,880
McDermott International, Inc.(1)	206,418	1,525,429
		3,884,309
Equity Real Estate Investment Trusts (REITs) — 4.9%
CBL & Associates Properties, Inc.	209,629	2,410,734
Chesapeake Lodging Trust	63,388	1,639,214
CoreSite Realty Corp.	27,401	2,174,817
DiamondRock Hospitality Co.	101,503	1,170,330
DuPont Fabros Technology, Inc.	61,766	2,713,380
FelCor Lodging Trust, Inc.	113,770	911,298
LaSalle Hotel Properties	98,804	3,010,558
Pennsylvania Real Estate Investment Trust	84,592	1,603,864
PS Business Parks, Inc.	20,172	2,350,441
Select Income REIT	21,502	541,850
Summit Hotel Properties, Inc.	37,396	599,458
Washington Real Estate Investment Trust	27,269	891,424
		20,017,368
Food and Staples Retailing — 0.3%
SpartanNash Co.	33,306	1,316,919
Food Products — 3.5%
AdvancePierre Foods Holdings, Inc.	24,785	738,097
Darling Ingredients, Inc.(1)	185,529	2,395,179
Dean Foods Co.	134,929	2,938,754
Fresh Del Monte Produce, Inc.	41,207	2,498,380
John B Sanfilippo & Son, Inc.	4,436	312,250
Omega Protein Corp.(1)	87,709	2,197,111
Post Holdings, Inc.(1)	5,549	446,084
Sanderson Farms, Inc.	18,270	1,721,765
Seaboard Corp.(1)	260	1,027,517
		14,275,137
Gas Utilities — 1.0%
ONE Gas, Inc.	43,287	2,768,637
Southwest Gas Corp.	18,350	1,405,977
		4,174,614
Health Care Equipment and Supplies — 4.4%
Analogic Corp.	18,362	1,523,128
AngioDynamics, Inc.(1)	63,457	1,070,519
Cynosure, Inc., Class A(1)	20,713	944,513
Glaukos Corp.(1)	46,331	1,589,153
Haemonetics Corp.(1)	16,759	673,712
ICU Medical, Inc.(1)	12,184	1,795,312
Integra LifeSciences Holdings Corp.(1)	33,692	2,890,437
LeMaitre Vascular, Inc.	51,646	1,308,710
Masimo Corp.(1)	39,448	2,658,795
NxStage Medical, Inc.(1)	11,332	297,012
OraSure Technologies, Inc.(1)	224,515	1,971,242
Orthofix International NV(1)	37,031	1,339,781
		18,062,314

7

	Shares	Value
Health Care Providers and Services — 1.7%
Cross Country Healthcare, Inc.(1)	6,979	$108,942
HealthSouth Corp.	70,615	2,912,162
Healthways, Inc.(1)	60,780	1,382,745
RadNet, Inc.(1)	35,486	228,885
WellCare Health Plans, Inc.(1)	16,600	2,275,528
		6,908,262
Health Care Technology — 0.6%
Medidata Solutions, Inc.(1)	51,388	2,552,442
Hotels, Restaurants and Leisure — 2.3%
Bob Evans Farms, Inc.	14,039	747,015
Cheesecake Factory, Inc. (The)	45,371	2,716,816
Churchill Downs, Inc.	15,954	2,400,279
Cracker Barrel Old Country Store, Inc.	7,228	1,206,931
Penn National Gaming, Inc.(1)	162,783	2,244,778
Scientific Games Corp., Class A(1)	16,102	225,428
		9,541,247
Household Durables†
Hooker Furniture Corp.	3,846	145,956
Household Products — 0.4%
Central Garden & Pet Co.(1)	27,851	921,589
Central Garden & Pet Co., Class A(1)	20,413	630,762
		1,552,351
Independent Power and Renewable Electricity Producers — 0.9%
NRG Yield, Inc., Class A	65,495	1,006,003
Ormat Technologies, Inc.	52,784	2,830,278
		3,836,281
Insurance — 2.0%
Ambac Financial Group, Inc.(1)	31,106	699,885
Argo Group International Holdings Ltd.	25,395	1,673,530
Genworth Financial, Inc., Class A(1)	203,748	776,280
Heritage Insurance Holdings, Inc.	31,360	491,411
National Western Life Group, Inc., Class A	1,419	441,025
Primerica, Inc.	27,611	1,909,301
Selective Insurance Group, Inc.	33,777	1,454,100
State National Cos., Inc.	7,684	106,500
Third Point Reinsurance Ltd.(1)	12,786	147,678
Universal Insurance Holdings, Inc.	21,844	620,370
		8,320,080
Internet and Direct Marketing Retail — 0.6%
Shutterfly, Inc.(1)	51,245	2,571,474
Internet Software and Services — 3.3%
Bankrate, Inc.(1)	19,480	215,254
Bazaarvoice, Inc.(1)	92,213	447,233
Brightcove, Inc.(1)	17,952	144,514
Carbonite, Inc.(1)	72,056	1,181,718
Care.com, Inc.(1)	24,898	213,376
comScore, Inc.(1)	10,943	345,580
EarthLink Holdings Corp.	326,596	1,842,002
Five9, Inc.(1)	2,398	34,028
j2 Global, Inc.	23,405	1,914,529

8

	Shares	Value
MeetMe, Inc.(1)	121,768	$600,316
NIC, Inc.	7,887	188,499
Stamps.com, Inc.(1)	24,111	2,764,326
Web.com Group, Inc.(1)	101,918	2,155,566
XO Group, Inc.(1)	63,552	1,236,086
		13,283,027
IT Services — 2.4%
Convergys Corp.	86,349	2,120,731
CSG Systems International, Inc.	55,728	2,697,235
EVERTEC, Inc.	70,840	1,257,410
NeuStar, Inc., Class A(1)	32,319	1,079,455
Travelport Worldwide Ltd.	174,670	2,462,847
		9,617,678
Leisure Products — 0.6%
American Outdoor Brands Corp.(1)	88,100	1,857,148
Malibu Boats, Inc.(1)	11,370	216,939
MCBC Holdings, Inc.	27,872	406,374
		2,480,461
Life Sciences Tools and Services — 0.8%
Cambrex Corp.(1)	42,539	2,294,979
Luminex Corp.(1)	49,833	1,008,122
		3,303,101
Machinery — 2.9%
Astec Industries, Inc.	1,643	110,837
Barnes Group, Inc.	27,929	1,324,393
CLARCOR, Inc.	12,259	1,011,000
Columbus McKinnon Corp.	3,487	94,288
Franklin Electric Co., Inc.	5,738	223,208
Global Brass & Copper Holdings, Inc.	70,446	2,416,298
Hillenbrand, Inc.	11,379	436,385
Mueller Industries, Inc., Class A	66,412	2,653,823
Supreme Industries, Inc., Class A	20,086	315,350
Wabash National Corp.(1)	151,735	2,400,448
Woodward, Inc.	9,080	626,974
		11,613,004
Media — 0.9%
Entercom Communications Corp., Class A	35,935	549,806
MSG Networks, Inc., Class A(1)	37,316	802,294
Nexstar Broadcasting Group, Inc., Class A	33,251	2,104,788
		3,456,888
Metals and Mining — 3.2%
AK Steel Holding Corp.(1)	235,843	2,407,957
Coeur Mining, Inc.(1)	249,768	2,270,391
Commercial Metals Co.	117,453	2,558,126
Kaiser Aluminum Corp.	12,384	962,113
Ryerson Holding Corp.(1)	16,816	224,494
Schnitzer Steel Industries, Inc., Class A	52,888	1,359,221
SunCoke Energy, Inc.	24,129	273,623
TimkenSteel Corp.(1)	36,358	562,822
Worthington Industries, Inc.	46,652	2,213,171
		12,831,918

9

	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ares Commercial Real Estate Corp.	10,620	$145,813
MTGE Investment Corp.	35,252	553,456
Orchid Island Capital, Inc.	49,512	536,215
Redwood Trust, Inc.	5,221	79,412
Resource Capital Corp.	10,631	88,556
		1,403,452
Multiline Retail — 0.9%
Big Lots, Inc.	48,465	2,433,427
Ollie's Bargain Outlet Holdings, Inc.(1)	45,577	1,296,666
		3,730,093
Oil, Gas and Consumable Fuels — 0.8%
Clean Energy Fuels Corp.(1)	355,348	1,016,295
EP Energy Corp., Class A(1)	270,777	1,773,590
Westmoreland Coal Co.(1)	17,545	310,020
		3,099,905
Paper and Forest Products — 0.6%
Louisiana-Pacific Corp.(1)	35,931	680,174
Schweitzer-Mauduit International, Inc.	42,240	1,923,187
		2,603,361
Personal Products — 0.7%
Medifast, Inc.	45,976	1,913,981
Natural Health Trends Corp.	36,081	896,613
		2,810,594
Pharmaceuticals — 2.5%
Aratana Therapeutics, Inc.(1)	119,438	857,565
Depomed, Inc.(1)	24,350	438,787
Horizon Pharma plc(1)	95,851	1,550,869
Innoviva, Inc.(1)	203,137	2,173,566
Prestige Brands Holdings, Inc.(1)	37,621	1,960,054
SciClone Pharmaceuticals, Inc.(1)	144,517	1,560,784
Supernus Pharmaceuticals, Inc.(1)	69,874	1,764,318
		10,305,943
Professional Services — 0.8%
CBIZ, Inc.(1)	17,702	242,517
ICF International, Inc.(1)	34,773	1,919,470
Kelly Services, Inc., Class A	8,375	191,955
TriNet Group, Inc.(1)	34,176	875,589
		3,229,531
Real Estate Management and Development — 0.7%
Altisource Portfolio Solutions SA(1)	42,932	1,141,562
Forestar Group, Inc.(1)	15,376	204,501
Marcus & Millichap, Inc.(1)	25,639	685,074
RE/MAX Holdings, Inc., Class A	15,964	893,984
		2,925,121
Road and Rail — 0.4%
YRC Worldwide, Inc.(1)	117,172	1,556,044
Semiconductors and Semiconductor Equipment — 4.8%
Advanced Energy Industries, Inc.(1)	49,034	2,684,612
Amkor Technology, Inc.(1)	152,815	1,612,198
Cabot Microelectronics Corp.	11,357	717,422

10

	Shares	Value
Cirrus Logic, Inc.(1)	22,775	$1,287,699
Entegris, Inc.(1)	72,988	1,306,485
Inphi Corp.(1)	30,602	1,365,461
IXYS Corp.	13,459	160,162
MaxLinear, Inc., Class A(1)	105,236	2,294,145
Nanometrics, Inc.(1)	32,565	816,079
Rudolph Technologies, Inc.(1)	22,791	532,170
Semtech Corp.(1)	45,415	1,432,843
Silicon Laboratories, Inc.(1)	41,074	2,669,810
Tessera Holding Corp.	59,687	2,638,165
		19,517,251
Software — 3.4%
A10 Networks, Inc.(1)	21,317	177,144
Barracuda Networks, Inc.(1)	96,599	2,070,116
BroadSoft, Inc.(1)	16,022	660,907
Fair Isaac Corp.	22,554	2,688,888
Manhattan Associates, Inc.(1)	34,327	1,820,361
MicroStrategy, Inc., Class A(1)	9,445	1,864,443
Progress Software Corp.	13,620	434,887
Qualys, Inc.(1)	6,663	210,884
Rubicon Project, Inc. (The)(1)	42,090	312,308
Silver Spring Networks, Inc.(1)	29,151	388,000
Synchronoss Technologies, Inc.(1)	32,229	1,234,371
TiVo Corp.(1)	66,559	1,391,083
Zix Corp.(1)	104,452	515,993
		13,769,385
Specialty Retail — 2.5%
Aaron's, Inc.	26,273	840,473
American Eagle Outfitters, Inc.	155,240	2,354,991
Big 5 Sporting Goods Corp.	18,733	325,018
Caleres, Inc.	17,303	567,885
Chico's FAS, Inc.	86,619	1,246,447
Children's Place, Inc. (The)	23,282	2,350,318
Finish Line, Inc. (The), Class A	53,361	1,003,720
Party City Holdco, Inc.(1)	115,190	1,635,698
		10,324,550
Textiles, Apparel and Luxury Goods — 0.5%
Perry Ellis International, Inc.(1)	76,304	1,900,733
Thrifts and Mortgage Finance — 2.0%
BofI Holding, Inc.(1)	5,150	147,033
Essent Group Ltd.(1)	81,508	2,638,414
HomeStreet, Inc.(1)	62,409	1,972,124
Meta Financial Group, Inc.	12,328	1,268,551
NMI Holdings, Inc., Class A(1)	186,838	1,989,825
		8,015,947
Trading Companies and Distributors — 0.3%
Applied Industrial Technologies, Inc.	14,103	837,718
Veritiv Corp.(1)	6,722	361,308
		1,199,026

11

	Shares	Value
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	33,412	$693,300
TOTAL COMMON STOCKS (Cost $337,558,803)		409,191,118
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $2,201,598), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $2,155,024)		2,155,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,555,586	1,555,586
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,710,586)		3,710,586
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $341,269,389)		412,901,704
OTHER ASSETS AND LIABILITIES — (1.3)%		(5,303,744)
TOTAL NET ASSETS — 100.0%		$407,597,960

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

DECEMBER 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $341,269,389)	$412,901,704
Receivable for investments sold	14,630,356
Receivable for capital shares sold	34,610
Dividends and interest receivable	514,990
428,081,660

Liabilities
Payable for investments purchased	14,185,090
Payable for capital shares redeemed	6,066,339
Accrued management fees	232,271
20,483,700

Net Assets	$407,597,960

Institutional Class Capital Shares, $0.01 Par Value
Shares authorized	225,000,000
Shares outstanding	40,793,434

Net Asset Value Per Share	$9.99

Net Assets Consist of:
Capital (par value and paid-in surplus)	$328,361,373
Undistributed net investment income	96,076
Undistributed net realized gain	7,508,196
Net unrealized appreciation	71,632,315
$407,597,960

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,001)	$2,838,042
Interest	3,022
2,841,064

Expenses:
Management fees	1,375,573
Directors' fees and expenses	13,280
Other expenses	122
1,388,975

Net investment income (loss)	1,452,089

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	20,851,470
Futures contract transactions	66,308
20,917,778

Change in net unrealized appreciation (depreciation) on investments	48,283,884

Net realized and unrealized gain (loss)	69,201,662

Net Increase (Decrease) in Net Assets Resulting from Operations	$70,653,751

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED) AND YEAR ENDED JUNE 30, 2016
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$1,452,089	$2,037,310
Net realized gain (loss)	20,917,778	(10,461,027)
Change in net unrealized appreciation (depreciation)	48,283,884	(17,740,038)
Net increase (decrease) in net assets resulting from operations	70,653,751	(26,163,755)

Distributions to Shareholders
From net investment income	(2,490,014)	(2,048,986)
From net realized gains	—	(27,355,643)
Decrease in net assets from distributions	(2,490,014)	(29,404,629)

Capital Share Transactions
Proceeds from shares sold	28,545,849	90,177,917
Proceeds from reinvestment of distributions	2,490,014	29,404,629
Payments for shares redeemed	(83,938,874)	(24,851,004)
Net increase (decrease) in net assets from capital share transactions	(52,903,011)	94,731,542

Net increase (decrease) in net assets	15,260,726	39,163,158

Net Assets
Beginning of period	392,337,234	353,174,076
End of period	$407,597,960	$392,337,234

Undistributed net investment income	$96,076	$1,134,001

Transactions in Shares of the Fund
Sold	3,228,249	10,652,784
Issued in reinvestment of distributions	266,197	3,441,188
Redeemed	(8,807,682)	(2,848,522)
Net increase (decrease) in shares of the fund	(5,313,236)	11,245,450

See Notes to Financial Statements.

15

Notes to Financial Statements

DECEMBER 31, 2016 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

16

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The

17

fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5380% to 0.7200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for the six months ended December 31, 2016 was 0.66%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,060,754 and $766,909, respectively. The effect of interfund transactions on the Statement of Operations was $(32,533) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2016 were $254,021,544 and $302,726,102, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$409,191,118	—	—
Temporary Cash Investments	1,555,586	$2,155,000	—
	$410,746,704	$2,155,000	—

18

6. Derivative Instruments
Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2016, the effect of equity price risk derivative instruments on the Statement of Operations was $66,308 in net realized gain (loss) on futures contract transactions.

7. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$343,316,381
Gross tax appreciation of investments	$75,604,075
Gross tax depreciation of investments	(6,018,752)
Net tax appreciation (depreciation) of investments	$69,585,323

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2016, the fund had post-October capital loss deferrals of $(11,884,862), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

9. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2016(3)	$8.51	0.03	1.51	1.54	(0.06)	—	(0.06)	$9.99	18.11%	0.67%(4)	0.69%(4)	63%	$407,598
2016	$10.13	0.05	(0.89)	(0.84)	(0.05)	(0.73)	(0.78)	$8.51	(8.27)%	0.67%	0.56%	107%	$392,337
2015	$11.00	0.04	0.41	0.45	(0.03)	(1.29)	(1.32)	$10.13	5.12%	0.67%	0.43%	119%	$353,174
2014	$9.89	0.04	2.48	2.52	(0.04)	(1.37)	(1.41)	$11.00	26.77%	0.67%	0.38%	96%	$371,130
2013	$8.27	0.10	2.03	2.13	(0.10)	(0.41)	(0.51)	$9.89	26.98%	0.68%	1.12%	106%	$255,865
2012	$9.17	0.06	(0.23)	(0.17)	(0.03)	(0.70)	(0.73)	$8.27	(0.98)%	0.68%	0.67%	86%	$177,436

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91463 1702

Semiannual Report

December 31, 2016

Small Company Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2016. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

A Volatile Period Defined by Populist, Anti-Globalization Political Surprises

The reporting period produced widely divergent investment results under unsettled economic and market conditions in the wake of Brexit (the U.K.’s unexpected vote to leave the European Union) and Donald Trump’s victory in the U.S. presidential election. These market-moving political events were eye-opening manifestations of populist and anti-globalization political movements influenced partly by lingering economic weakness and extreme central bank monetary stimulus since the world-wide Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from its setbacks during the first six weeks of 2016, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China appeared to stabilize, and oil prices retraced some of their losses on signs that the major oil-producing countries might be able to cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth. Risk-on sentiment prevailed for the reporting period, with stocks and other higher-risk assets outperforming government bonds. Trump’s win, his fiscal stimulus proposals, and concerns about higher inflation and interest rates weighed on high-quality government bonds.

Looking ahead, Trump’s victory unleashed potentially far-reaching ramifications that are still unfolding. What’s clear is that his policy proposals and unpredictable nature make uncertainty more certain, which could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, diversified, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2016
Top Ten Holdings	% of net assets
Bank of the Ozarks, Inc.	0.8%
Home BancShares, Inc.	0.8%
IBERIABANK Corp.	0.7%
Ciena Corp.	0.7%
InterDigital, Inc.	0.7%
EnerSys	0.7%
LaSalle Hotel Properties	0.7%
Belden, Inc.	0.7%
Dean Foods Co.	0.7%
HealthSouth Corp.	0.7%

Top Five Industries	% of net assets
Banks	9.3%
Equity Real Estate Investment Trusts (REITs)	4.8%
Semiconductors and Semiconductor Equipment	4.7%
Health Care Equipment and Supplies	4.3%
Communications Equipment	3.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1) 7/1/16 - 12/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,180.50	$4.78	0.87%
Institutional Class	$1,000	$1,182.00	$3.68	0.67%
A Class	$1,000	$1,179.00	$6.15	1.12%
C Class	$1,000	$1,174.10	$10.25	1.87%
R Class	$1,000	$1,176.80	$7.52	1.37%
Hypothetical
Investor Class	$1,000	$1,020.82	$4.43	0.87%
Institutional Class	$1,000	$1,021.83	$3.41	0.67%
A Class	$1,000	$1,019.56	$5.70	1.12%
C Class	$1,000	$1,015.78	$9.50	1.87%
R Class	$1,000	$1,018.30	$6.97	1.37%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc.(1)	208,059	$3,734,659
Ducommun, Inc.(1)	5,705	145,820
Moog, Inc., Class A(1)	15,211	999,058
		4,879,537
Airlines — 1.1%
Hawaiian Holdings, Inc.(1)	77,992	4,445,544
JetBlue Airways Corp.(1)	136,371	3,057,438
		7,502,982
Auto Components — 2.7%
American Axle & Manufacturing Holdings, Inc.(1)	35,563	686,366
Cooper Tire & Rubber Co.	116,407	4,522,412
Cooper-Standard Holding, Inc.(1)	42,471	4,390,652
Horizon Global Corp.(1)	6,004	144,096
LCI Industries	42,473	4,576,466
Stoneridge, Inc.(1)	207,140	3,664,306
Tenneco, Inc.(1)	16,736	1,045,498
		19,029,796
Banks — 9.3%
Banc of California, Inc.	209,724	3,638,711
BancFirst Corp.	2,182	203,035
Bank of the Ozarks, Inc.	101,472	5,336,413
Berkshire Hills Bancorp, Inc.	50,571	1,863,541
Camden National Corp.	14,469	643,147
Cathay General Bancorp	125,395	4,768,772
CenterState Banks, Inc.	69,442	1,747,855
Enterprise Financial Services Corp.	57,616	2,477,488
FCB Financial Holdings, Inc., Class A(1)	85,815	4,093,376
First BanCorp(1)	554,766	3,667,003
First Commonwealth Financial Corp.	109,435	1,551,788
First Financial Bancorp	14,671	417,390
First Interstate Bancsystem, Inc.	34,900	1,484,995
Franklin Financial Network, Inc.(1)	85,698	3,586,461
Heartland Financial USA, Inc.	74,853	3,592,944
Heritage Commerce Corp.	31,301	451,673
Home BancShares, Inc.	190,378	5,286,797
IBERIABANK Corp.	62,016	5,193,840
International Bancshares Corp.	42,042	1,715,314
LegacyTexas Financial Group, Inc.	87,564	3,770,506
National Bank Holdings Corp., Class A	31,896	1,017,164
OFG Bancorp	202,851	2,657,348
Park National Corp.	8,909	1,066,051
Peoples Bancorp, Inc.	5,199	168,760
S&T Bancorp, Inc.	7,224	282,025
Sandy Spring Bancorp, Inc.	6,119	244,699
Sterling Bancorp	56,435	1,320,579

6

	Shares	Value
Union Bankshares Corp.	9,660	$345,248
Wintrust Financial Corp.	23,963	1,738,995
		64,331,918
Beverages — 0.1%
National Beverage Corp.	11,224	573,322
Biotechnology — 2.2%
AMAG Pharmaceuticals, Inc.(1)	108,540	3,777,192
Applied Genetic Technologies Corp.(1)	71,330	666,936
BioSpecifics Technologies Corp.(1)	19,732	1,099,072
Exelixis, Inc.(1)	292,843	4,366,289
FibroGen, Inc.(1)	64,225	1,374,415
Five Prime Therapeutics, Inc.(1)	5,716	286,429
Genomic Health, Inc.(1)	26,922	791,238
Myriad Genetics, Inc.(1)	7,435	123,941
Retrophin, Inc.(1)	96,173	1,820,555
Xencor, Inc.(1)	24,494	644,682
		14,950,749
Building Products — 3.6%
Apogee Enterprises, Inc.	86,597	4,638,135
Continental Building Products, Inc.(1)	152,323	3,518,661
Gibraltar Industries, Inc.(1)	23,980	998,767
Insteel Industries, Inc.	48,272	1,720,414
Masonite International Corp.(1)	57,103	3,757,378
NCI Building Systems, Inc.(1)	145,932	2,283,836
Patrick Industries, Inc.(1)	27,823	2,122,895
Ply Gem Holdings, Inc.(1)	107,113	1,740,586
Universal Forest Products, Inc.	40,011	4,088,324
		24,868,996
Capital Markets — 2.7%
Arlington Asset Investment Corp., Class A	59,924	888,074
Cohen & Steers, Inc.	57,332	1,926,355
Evercore Partners, Inc., Class A	63,514	4,363,412
GAIN Capital Holdings, Inc.	154,223	1,014,787
Greenhill & Co., Inc.	153,170	4,242,809
Houlihan Lokey, Inc.	17,503	544,693
Moelis & Co., Class A	12,151	411,919
OM Asset Management plc	99,280	1,439,560
Piper Jaffray Cos.(1)	51,436	3,729,110
		18,560,719
Chemicals — 3.1%
FutureFuel Corp.	43,102	599,118
H.B. Fuller Co.	77,651	3,751,320
Innophos Holdings, Inc.	11,118	581,027
KMG Chemicals, Inc.	12,423	483,130
Koppers Holdings, Inc.(1)	58,457	2,355,817
Minerals Technologies, Inc.	59,316	4,582,161
OMNOVA Solutions, Inc.(1)	109,252	1,092,520
Rayonier Advanced Materials, Inc.	237,274	3,668,256
Trinseo SA	76,963	4,563,906
		21,677,255

7

	Shares	Value
Commercial Services and Supplies — 3.0%
ACCO Brands Corp.(1)	175,246	$2,286,960
ARC Document Solutions, Inc.(1)	287,173	1,458,839
Brady Corp., Class A	111,313	4,179,803
Brink's Co. (The)	104,221	4,299,116
Ennis, Inc.	185,104	3,211,555
Interface, Inc.	64,733	1,200,797
Quad/Graphics, Inc.	147,267	3,958,537
West Corp.	20,190	499,904
		21,095,511
Communications Equipment — 3.9%
Ciena Corp.(1)	208,531	5,090,242
Extreme Networks, Inc.(1)	582,543	2,930,191
Finisar Corp.(1)	151,208	4,577,066
InterDigital, Inc.	55,675	5,085,911
Ixia(1)	46,939	755,718
NETGEAR, Inc.(1)	77,696	4,222,778
Plantronics, Inc.	75,373	4,127,425
Sonus Networks, Inc.(1)	48,236	303,887
		27,093,218
Construction and Engineering — 2.1%
Aegion Corp.(1)	55,017	1,303,903
Argan, Inc.	30,782	2,171,670
Dycom Industries, Inc.(1)	39,533	3,174,104
MasTec, Inc.(1)	111,115	4,250,149
Tutor Perini Corp.(1)	141,980	3,975,440
		14,875,266
Consumer Finance — 1.0%
Enova International, Inc.(1)	25,172	315,909
Regional Management Corp.(1)	128,050	3,365,154
World Acceptance Corp.(1)	53,487	3,438,144
		7,119,207
Containers and Packaging — 0.4%
Greif, Inc., Class A	59,501	3,052,996
Diversified Consumer Services — 1.4%
Capella Education Co.	8,471	743,754
DeVry Education Group, Inc.	142,061	4,432,303
K12, Inc.(1)	25,198	432,397
Weight Watchers International, Inc.(1)	330,635	3,785,771
		9,394,225
Diversified Telecommunication Services — 0.1%
FairPoint Communications, Inc.(1)	46,879	876,637
Electric Utilities — 0.3%
Spark Energy, Inc., Class A	74,500	2,257,350
Electrical Equipment — 1.1%
EnerSys	64,532	5,039,949
General Cable Corp.	150,836	2,873,426
		7,913,375
Electronic Equipment, Instruments and Components — 1.9%
Belden, Inc.	66,430	4,966,971
TTM Technologies, Inc.(1)	283,541	3,864,664

8

	Shares	Value
Vishay Intertechnology, Inc.	270,831	$4,387,462
		13,219,097
Energy Equipment and Services — 0.9%
Archrock, Inc.	299,446	3,952,687
McDermott International, Inc.(1)	342,984	2,534,652
		6,487,339
Equity Real Estate Investment Trusts (REITs) — 4.8%
CBL & Associates Properties, Inc.	350,278	4,028,197
Chesapeake Lodging Trust	104,000	2,689,440
CoreSite Realty Corp.	47,874	3,799,759
DiamondRock Hospitality Co.	166,596	1,920,852
DuPont Fabros Technology, Inc.	102,631	4,508,580
FelCor Lodging Trust, Inc.	188,732	1,511,743
LaSalle Hotel Properties	164,541	5,013,564
Pennsylvania Real Estate Investment Trust	139,666	2,648,067
PS Business Parks, Inc.	31,978	3,726,077
Select Income REIT	32,088	808,618
Summit Hotel Properties, Inc.	66,918	1,072,696
Washington Real Estate Investment Trust	43,781	1,431,201
		33,158,794
Food and Staples Retailing — 0.3%
SpartanNash Co.	54,616	2,159,517
Food Products — 3.4%
AdvancePierre Foods Holdings, Inc.	41,777	1,244,119
Darling Ingredients, Inc.(1)	312,755	4,037,667
Dean Foods Co.	222,893	4,854,609
Fresh Del Monte Produce, Inc.	67,733	4,106,652
John B Sanfilippo & Son, Inc.	6,097	429,168
Omega Protein Corp.(1)	145,321	3,640,291
Post Holdings, Inc.(1)	8,799	707,352
Sanderson Farms, Inc.	29,339	2,764,907
Seaboard Corp.(1)	416	1,644,028
		23,428,793
Gas Utilities — 1.0%
ONE Gas, Inc.	68,548	4,384,330
Southwest Gas Corp.	29,135	2,232,324
		6,616,654
Health Care Equipment and Supplies — 4.3%
Analogic Corp.	30,309	2,514,132
AngioDynamics, Inc.(1)	104,982	1,771,046
Cynosure, Inc., Class A(1)	34,306	1,564,354
Glaukos Corp.(1)	77,359	2,653,414
Haemonetics Corp.(1)	25,869	1,039,934
ICU Medical, Inc.(1)	20,027	2,950,978
Integra LifeSciences Holdings Corp.(1)	55,972	4,801,838
LeMaitre Vascular, Inc.	90,007	2,280,777
Masimo Corp.(1)	66,169	4,459,791
NxStage Medical, Inc.(1)	16,909	443,185
OraSure Technologies, Inc.(1)	379,025	3,327,839
Orthofix International NV(1)	60,475	2,187,985
		29,995,273

9

	Shares	Value
Health Care Providers and Services — 1.7%
Cross Country Healthcare, Inc.(1)	10,172	$158,785
HealthSouth Corp.	117,617	4,850,525
Healthways, Inc.(1)	100,496	2,286,284
RadNet, Inc.(1)	73,733	475,578
WellCare Health Plans, Inc.(1)	28,203	3,866,067
		11,637,239
Health Care Technology — 0.6%
Medidata Solutions, Inc.(1)	87,590	4,350,595
Hotels, Restaurants and Leisure — 2.3%
Bob Evans Farms, Inc.	22,790	1,212,656
Cheesecake Factory, Inc. (The)	74,026	4,432,677
Churchill Downs, Inc.	27,000	4,062,150
Cracker Barrel Old Country Store, Inc.	11,993	2,002,591
Penn National Gaming, Inc.(1)	274,091	3,779,715
Scientific Games Corp., Class A(1)	27,288	382,032
		15,871,821
Household Durables†
Hooker Furniture Corp.	5,851	222,045
Household Products — 0.4%
Central Garden & Pet Co.(1)	40,794	1,349,873
Central Garden & Pet Co., Class A(1)	38,060	1,176,054
		2,525,927
Independent Power and Renewable Electricity Producers — 0.9%
NRG Yield, Inc., Class A	105,632	1,622,508
Ormat Technologies, Inc.	87,842	4,710,088
		6,332,596
Insurance — 2.0%
Ambac Financial Group, Inc.(1)	53,082	1,194,345
Argo Group International Holdings Ltd.	40,064	2,640,217
Genworth Financial, Inc., Class A(1)	343,638	1,309,261
Heritage Insurance Holdings, Inc.	54,670	856,679
National Western Life Group, Inc., Class A	1,909	593,317
Primerica, Inc.	47,313	3,271,694
Selective Insurance Group, Inc.	55,432	2,386,347
State National Cos., Inc.	12,137	168,219
Third Point Reinsurance Ltd.(1)	14,092	162,763
Universal Insurance Holdings, Inc.	37,650	1,069,260
		13,652,102
Internet and Direct Marketing Retail — 0.6%
Shutterfly, Inc.(1)	86,451	4,338,111
Internet Software and Services — 3.2%
Bankrate, Inc.(1)	31,175	344,484
Bazaarvoice, Inc.(1)	169,446	821,813
Brightcove, Inc.(1)	25,732	207,143
Carbonite, Inc.(1)	121,866	1,998,602
Care.com, Inc.(1)	37,441	320,869
comScore, Inc.(1)	17,822	562,819
EarthLink Holdings Corp.	542,491	3,059,649
Five9, Inc.(1)	6,254	88,744
j2 Global, Inc.	39,057	3,194,863

10

	Shares	Value
MeetMe, Inc.(1)	221,431	$1,091,655
NIC, Inc.	14,223	339,930
Stamps.com, Inc.(1)	40,837	4,681,962
Web.com Group, Inc.(1)	169,309	3,580,885
XO Group, Inc.(1)	110,216	2,143,701
		22,437,119
IT Services — 2.3%
Convergys Corp.	144,435	3,547,324
CSG Systems International, Inc.	94,392	4,568,573
EVERTEC, Inc.	120,186	2,133,301
NeuStar, Inc., Class A(1)	49,327	1,647,522
Travelport Worldwide Ltd.	293,926	4,144,356
		16,041,076
Leisure Products — 0.6%
American Outdoor Brands Corp.(1)	147,539	3,110,122
Malibu Boats, Inc.(1)	16,402	312,950
MCBC Holdings, Inc.	46,827	682,738
		4,105,810
Life Sciences Tools and Services — 0.8%
Cambrex Corp.(1)	71,352	3,849,440
Luminex Corp.(1)	81,246	1,643,607
		5,493,047
Machinery — 2.8%
Astec Industries, Inc.	3,220	217,221
Barnes Group, Inc.	46,470	2,203,608
CLARCOR, Inc.	17,651	1,455,678
Columbus McKinnon Corp.	6,110	165,214
Franklin Electric Co., Inc.	8,447	328,588
Global Brass & Copper Holdings, Inc.	119,061	4,083,792
Hillenbrand, Inc.	16,499	632,737
Mueller Industries, Inc., Class A	110,055	4,397,798
Supreme Industries, Inc., Class A	37,653	591,152
Wabash National Corp.(1)	258,072	4,082,699
Woodward, Inc.	14,512	1,002,054
		19,160,541
Media — 0.8%
Entercom Communications Corp., Class A	62,018	948,875
MSG Networks, Inc., Class A(1)	64,889	1,395,114
Nexstar Broadcasting Group, Inc., Class A	55,291	3,499,920
		5,843,909
Metals and Mining — 3.1%
AK Steel Holding Corp.(1)	399,921	4,083,193
Coeur Mining, Inc.(1)	424,700	3,860,523
Commercial Metals Co.	199,058	4,335,483
Kaiser Aluminum Corp.	20,407	1,585,420
Ryerson Holding Corp.(1)	27,896	372,412
Schnitzer Steel Industries, Inc., Class A	87,132	2,239,292
SunCoke Energy, Inc.	40,664	461,130
TimkenSteel Corp.(1)	63,058	976,138
Worthington Industries, Inc.	78,961	3,745,910
		21,659,501

11

	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ares Commercial Real Estate Corp.	14,663	$201,323
MTGE Investment Corp.	55,072	864,630
Orchid Island Capital, Inc.	79,980	866,184
Redwood Trust, Inc.	9,029	137,331
Resource Capital Corp.	21,755	181,219
		2,250,687
Multiline Retail — 0.9%
Big Lots, Inc.	81,828	4,108,584
Ollie's Bargain Outlet Holdings, Inc.(1)	79,223	2,253,894
		6,362,478
Oil, Gas and Consumable Fuels — 0.7%
Clean Energy Fuels Corp.(1)	584,921	1,672,874
EP Energy Corp., Class A(1)	451,671	2,958,445
Westmoreland Coal Co.(1)	31,276	552,647
		5,183,966
Paper and Forest Products — 0.6%
Louisiana-Pacific Corp.(1)	57,730	1,092,829
Schweitzer-Mauduit International, Inc.	67,330	3,065,535
		4,158,364
Personal Products — 0.7%
Medifast, Inc.	75,284	3,134,073
Natural Health Trends Corp.	63,021	1,566,072
		4,700,145
Pharmaceuticals — 2.5%
Aratana Therapeutics, Inc.(1)	211,113	1,515,791
Depomed, Inc.(1)	44,070	794,141
Horizon Pharma plc(1)	160,602	2,598,540
Innoviva, Inc.(1)	340,350	3,641,745
Prestige Brands Holdings, Inc.(1)	63,006	3,282,613
SciClone Pharmaceuticals, Inc.(1)	238,776	2,578,781
Supernus Pharmaceuticals, Inc.(1)	117,246	2,960,462
		17,372,073
Professional Services — 0.8%
CBIZ, Inc.(1)	18,508	253,560
ICF International, Inc.(1)	57,597	3,179,354
Kelly Services, Inc., Class A	13,042	298,923
TriNet Group, Inc.(1)	56,981	1,459,853
		5,191,690
Real Estate Management and Development — 0.7%
Altisource Portfolio Solutions SA(1)	71,632	1,904,695
Forestar Group, Inc.(1)	27,803	369,780
Marcus & Millichap, Inc.(1)	44,965	1,201,465
RE/MAX Holdings, Inc., Class A	26,888	1,505,728
		4,981,668
Road and Rail — 0.4%
YRC Worldwide, Inc.(1)	197,717	2,625,682
Semiconductors and Semiconductor Equipment — 4.7%
Advanced Energy Industries, Inc.(1)	83,255	4,558,211
Amkor Technology, Inc.(1)	259,260	2,735,193
Cabot Microelectronics Corp.	18,648	1,177,994

12

	Shares	Value
Cirrus Logic, Inc.(1)	38,740	$2,190,360
Entegris, Inc.(1)	126,450	2,263,455
Inphi Corp.(1)	50,608	2,258,129
IXYS Corp.	16,504	196,398
MaxLinear, Inc., Class A(1)	176,983	3,858,229
Nanometrics, Inc.(1)	56,276	1,410,277
Rudolph Technologies, Inc.(1)	37,760	881,696
Semtech Corp.(1)	75,630	2,386,126
Silicon Laboratories, Inc.(1)	68,682	4,464,330
Tessera Holding Corp.	99,536	4,399,491
		32,779,889
Software — 3.3%
A10 Networks, Inc.(1)	36,598	304,129
Barracuda Networks, Inc.(1)	163,359	3,500,783
BroadSoft, Inc.(1)	27,678	1,141,717
Fair Isaac Corp.	38,601	4,602,011
Manhattan Associates, Inc.(1)	56,401	2,990,945
MicroStrategy, Inc., Class A(1)	15,362	3,032,459
Progress Software Corp.	20,929	668,263
Qualys, Inc.(1)	9,871	312,417
Rubicon Project, Inc. (The)(1)	68,268	506,549
Silver Spring Networks, Inc.(1)	41,887	557,516
Synchronoss Technologies, Inc.(1)	55,812	2,137,600
TiVo Corp.(1)	109,573	2,290,076
Zix Corp.(1)	161,236	796,506
		22,840,971
Specialty Retail — 2.5%
Aaron's, Inc.	46,957	1,502,155
American Eagle Outfitters, Inc.	262,405	3,980,684
Big 5 Sporting Goods Corp.	32,251	559,555
Caleres, Inc.	26,970	885,155
Chico's FAS, Inc.	142,960	2,057,194
Children's Place, Inc. (The)	39,912	4,029,117
Finish Line, Inc. (The), Class A	87,458	1,645,085
Party City Holdco, Inc.(1)	194,016	2,755,027
		17,413,972
Textiles, Apparel and Luxury Goods — 0.5%
Perry Ellis International, Inc.(1)	126,871	3,160,357
Thrifts and Mortgage Finance — 1.9%
BofI Holding, Inc.(1)	6,528	186,375
Essent Group Ltd.(1)	134,323	4,348,036
HomeStreet, Inc.(1)	104,272	3,294,995
Meta Financial Group, Inc.	21,188	2,180,245
NMI Holdings, Inc., Class A(1)	310,611	3,308,007
		13,317,658
Tobacco — 0.7%
Universal Corp.	71,778	4,575,848
Trading Companies and Distributors — 0.3%
Applied Industrial Technologies, Inc.	23,318	1,385,089
Veritiv Corp.(1)	11,365	610,869
		1,995,958

13

	Shares	Value
Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	56,316	$1,168,557
TOTAL COMMON STOCKS (Cost $584,066,199)		688,869,928
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $3,842,892), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $3,762,042)		3,762,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,714,261	2,714,261
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,476,261)		6,476,261
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $590,542,460)		695,346,189
OTHER ASSETS AND LIABILITIES — (0.1)%		(680,926)
TOTAL NET ASSETS — 100.0%		$694,665,263

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

14

Statement of Assets and Liabilities

DECEMBER 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $590,542,460)	$695,346,189
Deposits with broker for futures contracts	227,592
Receivable for investments sold	27,637,997
Receivable for capital shares sold	1,070,292
Dividends and interest receivable	841,249
725,123,319

Liabilities
Payable for investments purchased	22,514,796
Payable for capital shares redeemed	7,417,830
Accrued management fees	508,711
Distribution and service fees payable	16,719
30,458,056

Net Assets	$694,665,263

Net Assets Consist of:
Capital (par value and paid-in surplus)	$634,612,284
Undistributed net investment income	540,745
Accumulated net realized loss	(45,291,495)
Net unrealized appreciation	104,803,729
$694,665,263

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$617,156,890	42,131,800	$14.65
Institutional Class, $0.01 Par Value	$21,579,261	1,467,503	$14.70
A Class, $0.01 Par Value	$37,518,525	2,614,691	$14.35*
C Class, $0.01 Par Value	$2,001,524	143,330	$13.96
R Class, $0.01 Par Value	$16,409,063	1,162,497	$14.12
*Maximum offering price $15.23 (net asset value divided by 0.9425).

See Notes to Financial Statements.

15

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,667)	$4,696,057
Interest	3,298
4,699,355

Expenses:
Management fees	2,875,342
Distribution and service fees:
A Class	45,723
C Class	8,765
R Class	39,227
Directors' fees and expenses	21,442
Other expenses	6,861
2,997,360

Net investment income (loss)	1,701,995

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	40,666,429
Futures contract transactions	1,021,732
41,688,161

Change in net unrealized appreciation (depreciation) on investments	73,143,277

Net realized and unrealized gain (loss)	114,831,438

Net Increase (Decrease) in Net Assets Resulting from Operations	$116,533,433

See Notes to Financial Statements.

16

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED) AND YEAR ENDED JUNE 30, 2016
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$1,701,995	$2,532,613
Net realized gain (loss)	41,688,161	(55,548,964)
Change in net unrealized appreciation (depreciation)	73,143,277	(22,058,181)
Net increase (decrease) in net assets resulting from operations	116,533,433	(75,074,532)

Distributions to Shareholders
From net investment income:
Investor Class	(2,297,524)	(2,119,963)
Institutional Class	(198,792)	(201,184)
A Class	(54,373)	(32,034)
Decrease in net assets from distributions	(2,550,689)	(2,353,181)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(159,559,266)	259,727,780

Net increase (decrease) in net assets	(45,576,522)	182,300,067

Net Assets
Beginning of period	740,241,785	557,941,718
End of period	$694,665,263	$740,241,785

Undistributed net investment income	$540,745	$1,389,439

See Notes to Financial Statements.

17

Notes to Financial Statements

DECEMBER 31, 2016 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing primarily in common stocks of small companies.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a

18

specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover futures contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

19

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. and American Century Strategic Asset Allocations, Inc. own, in aggregate, 15% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5380% to 0.7200%. The rates for the Complex Fee range from 0.2500% to 0.3100% for the Investor Class, A Class, C Class and R Class. The rates for the Complex Fee range from 0.0500% to 0.1100% for the Institutional Class. The effective annual management fee for each class for the six months ended December 31, 2016 was 0.86% for the Investor Class, A Class, C Class and R Class and 0.66% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,628,224 and $337,293, respectively. The effect of interfund transactions on the Statement of Operations was $23,829 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2016 were $295,722,864 and $454,450,595, respectively.

20

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2016		Year ended June 30, 2016
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	325,000,000		325,000,000
Sold	2,347,647	$31,324,409	27,959,629	$374,839,010
Issued in reinvestment of distributions	167,881	2,272,354	166,621	2,101,923
Redeemed	(12,923,591)	(171,952,502)	(9,542,261)	(118,579,216)
	(10,408,063)	(138,355,739)	18,583,989	258,361,717
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	183,229	2,484,600	747,609	9,260,416
Issued in reinvestment of distributions	14,703	198,717	15,875	201,111
Redeemed	(1,453,789)	(19,476,275)	(910,355)	(11,332,214)
	(1,255,857)	(16,792,958)	(146,871)	(1,870,687)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	319,071	4,193,766	895,910	11,155,578
Issued in reinvestment of distributions	3,570	46,715	2,303	28,423
Redeemed	(592,096)	(7,783,500)	(1,559,834)	(19,042,689)
	(269,455)	(3,543,019)	(661,621)	(7,858,688)
C Class/Shares Authorized	15,000,000		15,000,000
Sold	21,126	283,630	59,218	711,941
Redeemed	(14,951)	(197,633)	(14,223)	(167,087)
	6,175	85,997	44,995	544,854
R Class/Shares Authorized	20,000,000		20,000,000
Sold	159,891	2,099,986	1,297,950	15,855,516
Redeemed	(235,989)	(3,053,533)	(452,507)	(5,304,932)
	(76,098)	(953,547)	845,443	10,550,584
Net increase (decrease)	(12,003,298)	$(159,559,266)	18,665,935	$259,727,780

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

21

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$688,869,928	—	—
Temporary Cash Investments	2,714,261	$3,762,000	—
	$691,584,189	$3,762,000	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2016, the effect of equity price risk derivative instruments on the Statement of Operations was $1,021,732 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$590,542,460
Gross tax appreciation of investments	$119,117,819
Gross tax depreciation of investments	(14,314,090)
Net tax appreciation (depreciation) of investments	$104,803,729

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of June 30, 2016, the fund had accumulated short-term capital losses of $(86,013,990), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Any unlimited losses will be required to be utilized prior to the losses which carry an expiration date. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(31,397,208) expire in 2018 and the remaining losses are unlimited.

22

10. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures.

23

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$12.46	0.04	2.20	2.24	(0.05)	$14.65	18.05%	0.87%(4)	0.52%(4)	44%	$617,157
2016	$13.68	0.04	(1.22)	(1.18)	(0.04)	$12.46	(8.63)%	0.88%	0.36%	93%	$654,517
2015	$13.10	0.03	0.56	0.59	(0.01)	$13.68	4.51%	0.87%	0.25%	100%	$464,592
2014	$10.36	0.02	2.75	2.77	(0.03)	$13.10	26.79%	0.87%	0.18%	83%	$342,090
2013	$8.24	0.08	2.12	2.20	(0.08)	$10.36	26.92%	0.88%	0.92%	93%	$236,280
2012	$8.38	0.04	(0.16)	(0.12)	(0.02)	$8.24	(1.37)%	0.89%	0.45%	72%	$188,519
Institutional Class
2016(3)	$12.52	0.05	2.21	2.26	(0.08)	$14.70	18.20%	0.67%(4)	0.72%(4)	44%	$21,579
2016	$13.76	0.07	(1.24)	(1.17)	(0.07)	$12.52	(8.50)%	0.68%	0.56%	93%	$34,094
2015	$13.15	0.06	0.57	0.63	(0.02)	$13.76	4.77%	0.67%	0.45%	100%	$39,483
2014	$10.41	0.05	2.76	2.81	(0.07)	$13.15	27.02%	0.67%	0.38%	83%	$39,805
2013	$8.27	0.10	2.14	2.24	(0.10)	$10.41	27.27%	0.68%	1.12%	93%	$36,886
2012	$8.42	0.05	(0.15)	(0.10)	(0.05)	$8.27	(1.20)%	0.69%	0.65%	72%	$29,506
A Class
2016(3)	$12.19	0.02	2.16	2.18	(0.02)	$14.35	17.90%	1.12%(4)	0.27%(4)	44%	$37,519
2016	$13.39	0.01	(1.20)	(1.19)	(0.01)	$12.19	(8.89)%	1.13%	0.11%	93%	$35,153
2015	$12.84	—(5)	0.55	0.55	—(5)	$13.39	4.30%	1.12%	0.00%(6)	100%	$47,471
2014	$10.15	(0.01)	2.70	2.69	—(5)	$12.84	26.54%	1.12%	(0.07)%	83%	$38,437
2013	$8.08	0.06	2.07	2.13	(0.06)	$10.15	26.58%	1.13%	0.67%	93%	$26,862
2012	$8.22	0.02	(0.15)	(0.13)	(0.01)	$8.08	(1.64)%	1.14%	0.20%	72%	$25,944

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2016(3)	$11.89	(0.03)	2.10	2.07	—	$13.96	17.41%	1.87%(4)	(0.48)%(4)	44%	$2,002
2016	$13.15	(0.07)	(1.19)	(1.26)	—	$11.89	(9.58)%	1.88%	(0.64)%	93%	$1,631
2015	$12.70	(0.09)	0.54	0.45	—	$13.15	3.54%	1.87%	(0.75)%	100%	$1,212
2014	$10.12	(0.10)	2.68	2.58	—	$12.70	25.49%	1.87%	(0.82)%	83%	$685
2013	$8.08	(0.03)	2.10	2.07	(0.03)	$10.12	25.68%	1.88%	(0.08)%	93%	$303
2012	$8.27	(0.04)	(0.15)	(0.19)	—	$8.08	(2.30)%	1.89%	(0.55)%	72%	$77
R Class
2016(3)	$11.99	—(5)	2.13	2.13	—	$14.12	17.68%	1.37%(4)	0.02%(4)	44%	$16,409
2016	$13.19	(0.01)	(1.19)	(1.20)	—	$11.99	(9.10)%	1.38%	(0.14)%	93%	$14,847
2015	$12.68	(0.03)	0.54	0.51	—	$13.19	4.02%	1.37%	(0.25)%	100%	$5,185
2014	$10.05	(0.04)	2.67	2.63	—	$12.68	26.17%	1.37%	(0.32)%	83%	$2,743
2013	$8.00	0.04	2.06	2.10	(0.05)	$10.05	26.33%	1.38%	0.42%	93%	$1,356
2012	$8.15	—(5)	(0.15)	(0.15)	—	$8.00	(1.84)%	1.39%	(0.05)%	72%	$930

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2016 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91457 1702

Semiannual Report

December 31, 2016

Utilities Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2016. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

A Volatile Period Defined by Populist, Anti-Globalization Political Surprises

The reporting period produced widely divergent investment results under unsettled economic and market conditions in the wake of Brexit (the U.K.’s unexpected vote to leave the European Union) and Donald Trump’s victory in the U.S. presidential election. These market-moving political events were eye-opening manifestations of populist and anti-globalization political movements influenced partly by lingering economic weakness and extreme central bank monetary stimulus since the world-wide Great Recession nearly a decade ago. Years of low interest rates, market globalization, and corporate cost-cutting have benefited some segments of the world’s developed democracies much more than others. The others spoke up in June and November, voting for Brexit, then propelling Trump to victory.

Meanwhile, the global economy continued to rebound from its setbacks during the first six weeks of 2016, when concerns about China’s growth and plummeting oil prices affected the global economic outlook. China appeared to stabilize, and oil prices retraced some of their losses on signs that the major oil-producing countries might be able to cooperate on restricting crude oil supplies. Furthermore, major central banks, particularly in Europe and Japan, continued to provide massive monetary stimulus, supporting economic growth. Risk-on sentiment prevailed for the reporting period, with stocks and other higher-risk assets outperforming government bonds. Trump’s win, his fiscal stimulus proposals, and concerns about higher inflation and interest rates weighed on high-quality government bonds.

Looking ahead, Trump’s victory unleashed potentially far-reaching ramifications that are still unfolding. What’s clear is that his policy proposals and unpredictable nature make uncertainty more certain, which could trigger bouts of short-term market volatility. In this unsettled environment, we strongly believe in staying the course and remaining focused on longer-term goals, using disciplined, actively managed, diversified, risk-aware strategies. We appreciate your continued trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

DECEMBER 31, 2016
Top Ten Holdings	% of net assets
Verizon Communications, Inc.	11.9%
AT&T, Inc.	11.8%
Duke Energy Corp.	4.6%
Public Service Enterprise Group, Inc.	4.6%
Exelon Corp.	4.6%
American Electric Power Co., Inc.	4.6%
Entergy Corp.	3.9%
FirstEnergy Corp.	3.8%
CenturyLink, Inc.	3.7%
UGI Corp.	3.5%

Sub-Industry Allocation	% of net assets
Electric Utilities	36.6%
Integrated Telecommunication Services	29.8%
Multi-Utilities	13.2%
Independent Power Producers and Energy Traders	5.7%
Gas Utilities	5.0%
Internet Software and Services	2.8%
Wireless Telecommunication Services	2.2%
Office Services and Supplies	2.0%
Communications Equipment	1.0%
Cash and Equivalents*	1.7%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	98.3%
Temporary Cash Investments	1.7%
Other Assets and Liabilities	—**
**Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period(1) 7/1/16 - 12/31/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,003.50	$3.38	0.67%
Hypothetical
Investor Class	$1,000	$1,021.83	$3.41	0.67%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

5

Schedule of Investments

DECEMBER 31, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Communications Equipment — 1.0%
QUALCOMM, Inc.	85,500	$5,574,600
Electric Utilities — 36.6%
ALLETE, Inc.	196,405	12,607,237
American Electric Power Co., Inc.	420,313	26,462,906
Duke Energy Corp.	343,698	26,677,839
Entergy Corp.	308,510	22,666,230
Exelon Corp.	750,186	26,624,101
FirstEnergy Corp.	714,702	22,134,321
Great Plains Energy, Inc.	319,220	8,730,667
Hawaiian Electric Industries, Inc.	290,655	9,611,961
NextEra Energy, Inc.	68,227	8,150,397
OGE Energy Corp.	44,502	1,488,592
Pinnacle West Capital Corp.	118,227	9,225,253
PPL Corp.	558,967	19,032,826
Southern Co. (The)	166,774	8,203,613
Spark Energy, Inc., Class A	356,275	10,795,133
		212,411,076
Gas Utilities — 5.0%
National Fuel Gas Co.	150,822	8,542,558
UGI Corp.	444,200	20,468,736
		29,011,294
Independent Power Producers and Energy Traders — 5.7%
AES Corp. (The)	1,720,670	19,994,185
Ormat Technologies, Inc.	248,982	13,350,415
		33,344,600
Integrated Telecommunication Services — 29.8%
AT&T, Inc.	1,616,419	68,746,300
CenturyLink, Inc.	908,148	21,595,759
FairPoint Communications, Inc.(1)	233,583	4,368,002
IDT Corp., Class B	503,118	9,327,808
Verizon Communications, Inc.	1,291,918	68,962,583
		173,000,452
Internet Software and Services — 2.8%
j2 Global, Inc.	197,065	16,119,917
Multi-Utilities — 13.2%
Ameren Corp.	252,500	13,246,150
CenterPoint Energy, Inc.	88,155	2,172,139
Consolidated Edison, Inc.	100,353	7,394,009
Dominion Resources, Inc.	113,165	8,667,307
DTE Energy Co.	89,729	8,839,204
PG&E Corp.	57,750	3,509,468
Public Service Enterprise Group, Inc.	607,759	26,668,465
SCANA Corp.	87,337	6,400,055
		76,896,797

6

	Shares	Value
Office Services and Supplies — 2.0%
West Corp.	469,333	$11,620,685
Wireless Telecommunication Services — 2.2%
Spok Holdings, Inc.	155,944	3,235,838
T-Mobile US, Inc.(1)	167,343	9,623,896
		12,859,734
TOTAL COMMON STOCKS (Cost $476,309,835)		570,839,155
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 11/15/42, valued at $5,761,009), at 0.10%, dated 12/30/16, due 1/3/17 (Delivery value $5,647,063)		5,647,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,074,518	4,074,518
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,721,518)		9,721,518
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $486,031,353)		580,560,673
OTHER ASSETS AND LIABILITIES†		(78,486)
TOTAL NET ASSETS — 100.0%		$580,482,187

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

DECEMBER 31, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $486,031,353)	$580,560,673
Receivable for capital shares sold	1,038,403
Dividends and interest receivable	525,326
582,124,402

Liabilities
Payable for capital shares redeemed	1,323,464
Accrued management fees	318,751
1,642,215

Net Assets	$580,482,187

Investor Class Capital Shares, $0.01 Par Value
Shares authorized	180,000,000
Shares outstanding	31,603,332

Net Asset Value Per Share	$18.37

Net Assets Consist of:
Capital (par value and paid-in surplus)	$479,204,098
Undistributed net investment income	29,479
Undistributed net realized gain	6,720,678
Net unrealized appreciation	94,527,932
$580,482,187

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $45)	$11,417,979
Interest	2,977
11,420,956

Expenses:
Management fees	1,985,420
Directors' fees and expenses	19,458
Other expenses	5,707
2,010,585

Net investment income (loss)	9,410,371

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	22,895,611

Change in net unrealized appreciation (depreciation) on:
Investments	(34,273,609)
Translation of assets and liabilities in foreign currencies	(255)
(34,273,864)

Net realized and unrealized gain (loss)	(11,378,253)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,967,882)

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2016 (UNAUDITED) AND YEAR ENDED JUNE 30, 2016
Increase (Decrease) in Net Assets	December 31, 2016	June 30, 2016
Operations
Net investment income (loss)	$9,410,371	$13,936,878
Net realized gain (loss)	22,895,611	11,195,208
Change in net unrealized appreciation (depreciation)	(34,273,864)	79,098,638
Net increase (decrease) in net assets resulting from operations	(1,967,882)	104,230,724

Distributions to Shareholders
From net investment income	(9,430,573)	(13,469,560)
From net realized gains	(22,385,462)	(8,461,839)
Decrease in net assets from distributions	(31,816,035)	(21,931,399)

Capital Share Transactions
Proceeds from shares sold	119,882,605	321,157,815
Proceeds from reinvestment of distributions	30,636,197	20,897,310
Payments for shares redeemed	(176,594,578)	(132,394,075)
Net increase (decrease) in net assets from capital share transactions	(26,075,776)	209,661,050

Net increase (decrease) in net assets	(59,859,693)	291,960,375

Net Assets
Beginning of period	640,341,880	348,381,505
End of period	$580,482,187	$640,341,880

Undistributed net investment income	$29,479	$49,681

Transactions in Shares of the Fund
Sold	6,377,997	18,124,997
Issued in reinvestment of distributions	1,660,725	1,261,094
Redeemed	(9,525,043)	(7,699,363)
Net increase (decrease) in shares of the fund	(1,486,321)	11,686,728

See Notes to Financial Statements.

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Notes to Financial Statements

DECEMBER 31, 2016 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objectives are to seek current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

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Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the six months ended December 31, 2016 was 0.66%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,779,699 and $1,771,168, respectively. The effect of interfund transactions on the Statement of Operations was $665,045 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2016 were $125,863,068 and $170,802,954, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$570,839,155	—	—
Temporary Cash Investments	4,074,518	$5,647,000	—
	$574,913,673	$5,647,000	—

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6. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$490,525,600
Gross tax appreciation of investments	$98,064,867
Gross tax depreciation of investments	(8,029,794)
Net tax appreciation (depreciation) of investments	$90,035,073

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

8. Recently Issued Accounting Guidance

In October 2016, the Securities and Exchange Commission adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other provisions. Compliance with the amendments is effective on August 1, 2017. Management is currently evaluating the impact that adopting the amendments will have on the financial statement disclosures

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$19.35	0.29	(0.23)	0.06	(0.30)	(0.74)	(1.04)	$18.37	0.35%	0.67%(4)	3.13%(4)	21%	$580,482
2016	$16.28	0.57	3.44	4.01	(0.54)	(0.40)	(0.94)	$19.35	25.76%	0.68%	3.35%	36%	$640,342
2015	$18.03	0.55	(0.98)	(0.43)	(0.58)	(0.74)	(1.32)	$16.28	(2.73)%	0.67%	3.14%	40%	$348,382
2014	$16.90	0.58	2.13	2.71	(0.58)	(1.00)	(1.58)	$18.03	17.35%	0.67%	3.41%	45%	$414,840
2013	$16.54	0.63	1.20	1.83	(0.60)	(0.87)	(1.47)	$16.90	12.06%	0.68%	3.79%	41%	$348,272
2012	$15.93	0.60	0.66	1.26	(0.55)	(0.10)	(0.65)	$16.54	8.20%	0.68%	3.83%	55%	$316,325

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended December 31, 2016 (unaudited).

(4)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2017 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91451 1702

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 27, 2017